UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023

Invesco AMT-Free Municipal Income Fund

Nasdaq:

A: OPTAX ∎ C: OMFCX ∎ Y: OMFYX ∎ R6: IORAX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

34	Fund Expenses

35	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.38%
Class C Shares	1.00
Class Y Shares	1.50
Class R6 Shares	1.53
S&P Municipal Bond 5+ Year Investment Grade Index▼	1.08
U.S. Consumer Price Index∎	2.06

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

 The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco AMT-Free Municipal Income Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (10/27/76)	5.36%
10 Years	4.70
5 Years	1.46
1 Year	-2.66

Class C Shares
Inception (8/29/95)	3.94%
10 Years	4.51
5 Years	1.56
1 Year	-0.06

Class Y Shares
Inception (11/29/10)	5.88%
10 Years	5.40
5 Years	2.57
1 Year	1.94

Class R6 Shares
10 Years	5.28%
5 Years	2.61
1 Year	2.02

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free Municipal Fund. The Fund was subsequently renamed the Invesco AMT-Free Municipal Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco AMT-Free Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;

∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco AMT-Free Municipal Income Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.32%
Alabama–6.06%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$2,528,655
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	290	260,919
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,128,682
Black Belt Energy Gas District (The);
Series 2023 A, RB(b)	5.25%	10/01/2030	5,000	5,197,078
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,273,243
Energy Southeast, A Cooperative District; Series 2023 A-1, RB(b)	5.50%	01/01/2031	10,000	10,559,557
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	165	156,751
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,560,419
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	9,152,720
Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,407,422
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,205,741
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	7,883,149
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	21,133,305
Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	20,939,032
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,647,836
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,115,121
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	190,581
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	7,895	7,528,135
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,306,108
Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	7,000	7,142,856
				146,317,310

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	1,560

Arizona–1.50%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	675,884
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	912,612
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	975,639
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	504,507
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,764,798
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,068,665
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB(e)	5.00%	05/01/2048	1,100	660,000
Series 2018, RB(e)	5.00%	05/01/2051	1,000	600,000
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	585,674
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,792,082
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	4,994,090
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	273	260,443
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	82,024
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	146,043
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	1,400	1,227,203
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	167	166,998
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	390	363,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	$1,200	$1,162,995
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	2,565,468
Series 2019, RB	4.00%	07/01/2044	6,855	6,543,804
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,590	1,541,054
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	569,980
Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,046,691
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	799,220
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	179,200
Series 2019, RB	5.25%	07/01/2049	240	210,247
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	725	618,849
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	105,606
Series 2007, RB	5.00%	12/01/2032	3,000	3,118,263
				36,241,316

Arkansas–0.14%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,003,165
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000
				3,483,165

California–9.82%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,642,432
California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,549,568
Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,920,715
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,162,621
Series 2020, GO Bonds	4.00%	03/01/2050	2,600	2,561,698
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,639,287
Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,313,058
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,370,934
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,151,605
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	21,605,748
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	10	10,147
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,635,028
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,355,615
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,450	2,450,255
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,322,317
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,340,178
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,054,849
California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	164	160,357
Series 2019 A-2, RB	4.00%	03/20/2033	7,066	6,822,247
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,494	3,398,650
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,363,935
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	830	847,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2032	$1,450	$1,466,862
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2033	885	895,302
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	182,988
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,086,201
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	19,103,137
Lammersville Joint Unified School District; Series 2013, RB(a)(b)	6.00%	09/01/2023	2,750	2,750,000
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,135,689
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 I, RB	5.00%	05/15/2048	3,000	3,242,553
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,207,317
Los Angeles Department of Water & Power Water System Revenue; Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,572,443
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,518,275
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,205,460
Series 2009 B, RB	6.50%	11/01/2039	9,820	11,668,590
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,489,128
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,263,688
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,515,877
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	858,500
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2046	2,575	2,703,445
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,788,455
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,182,424
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,274,991
Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	15,992,463
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	1,936,781
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	2,000	2,008,060
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(h)	0.00%	08/01/2044	8,990	3,197,022
				236,924,234

Colorado–3.62%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,199,833
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	1,895,000
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	579,091
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,025,617
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2043	2,000	1,918,600
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,351,624
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,647,064
Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	12,858,575
Series 2022 B, RB	5.00%	11/15/2047	6,250	6,688,183
Series 2022 B, RB	5.25%	11/15/2053	8,000	8,653,505
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,619,931
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(h)	0.00%	09/01/2025	125	115,804
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	7,000	7,312,383
Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,676,625
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	887	838,590
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,216,187
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,075	1,996,988
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(a)(b)	5.63%	12/01/2023	710	734,337
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,587,464
Series 2008, RB	6.50%	11/15/2038	1,920	2,251,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	$6,165	$6,251,283
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)(f)	5.00%	12/01/2023	103	103,366
Series 2013, Ref. GO Bonds(a)(b)(f)	5.13%	12/01/2023	250	250,871
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,561,398
				87,334,282

Connecticut–0.87%
Connecticut (State of); Series 2020 A, RB	4.00%	05/01/2039	1,000	994,753
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2050	1,100	965,836
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,431,213
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,296,937
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(g)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	662,338
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,505,364
				20,916,441

District of Columbia–2.75%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	15	15,011
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,148,321
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	4,260	4,372,041
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	13,780,844
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,158,829
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,028,012
Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	24,477,189
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,424,106
				66,404,353

Florida–6.39%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,646,996
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	310	299,267
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	130	130,029
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,767,248
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,962,108
Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,559,041
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,074,535
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	420,759
Series 2019 A, RB	5.00%	12/15/2054	320	291,764
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	242,617
Series 2018 A, RB(f)	5.38%	06/15/2048	480	430,149
Chapel Creek Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2038	1,175	787,250
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(e)(g)(j)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(e)(g)	5.20%	05/01/2038	2,280	1,071,600
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	350,050
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	9,385	9,393,445
Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	27,300
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	80	80,022
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	156,935
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	5,001,258
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	15	15,206
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	164,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	$565	$494,181
Series 2018 A, RB(f)	5.75%	07/15/2053	600	550,525
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	5,000	5,004,322
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	3,899,483
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,030	1,030,331
Magnolia Creek Community Development District; Series 2007 A, RB(e)	5.90%	05/01/2039	195	99,600
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	70	70,404
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,733,395
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(h)	0.00%	10/01/2042	6,925	2,860,495
Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,004,461
Series 2019 B, RB	4.00%	10/01/2049	17,745	16,524,687
Series 2021, RB	4.00%	10/01/2051	5,000	4,643,837
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,337,527
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,613,208
Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,196,108
Naturewalk Community Development District; Series 2007 A, RB(e)(g)	5.50%	05/01/2038	335	107,200
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	8,869,174
Orlando (City of), FL; Series 2008, RB (INS - AGC)(d)	5.50%	11/01/2038	130	130,145
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,164,599
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,071,293
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	385	385,222
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,590
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	639,091
Reunion East Community Development District;
Series 2002 A-2, RB(e)(g)	7.38%	05/01/2033	860	9
Series 2005, RB(e)(g)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,005
South Bay Community Development District;
Series 2005 A, RB(e)(g)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,620	1,611,964
Series 2005 A-2, Ref. RB(e)(g)	6.60%	05/01/2036	1,095	547,500
Series 2005 B-2, Ref. RB(e)(g)	6.60%	05/01/2025	935	467,501
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	134,260
Series 2020 A, RB(h)	0.00%	09/01/2034	880	535,404
Series 2020 A, RB(h)	0.00%	09/01/2035	750	426,900
Series 2020 A, RB(h)	0.00%	09/01/2036	850	453,330
Series 2020 A, RB(h)	0.00%	09/01/2037	825	411,377
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	492,503
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	441,456
Villages of Avignon Community Development District (The); Series 2007 A, RB(e)(g)	5.40%	05/01/2037	250	12,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,400	3,400,461
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,595	1,595,687
Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	146	94,826
Series 2007 B, RB(g)(h)	0.00%	11/01/2028	833	518,181
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	2,770	2,771,465
Series 2005 A-2, RB(e)(g)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	395	395,087
Westside Community Development District; Series 2019-2, RB(e)	5.65%	05/01/2037	525	347,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(f)	5.00%	05/01/2043	$1,500	$1,505,581
Series 2023, RB(f)	5.25%	05/01/2054	1,000	1,004,933
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(g)	5.63%	05/01/2037	979	489,330
				154,141,826

Georgia–2.02%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,197,147
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	413,184
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,789,244
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,129,575
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,196,090
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,306,823
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,117,898
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,033,722
Series 2019, RB	4.00%	07/01/2049	11,150	10,075,703
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	1,816,545
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,045,788
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,193,391
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	793,957
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,053,107
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	880,161
Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	635,657
				48,677,992

Guam–0.16%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,445,535
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,493,024
				3,938,559

Illinois–6.83%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(d)	4.00%	01/01/2042	1,200	1,160,548
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,536,791
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,045,877
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,035,688
Series 2018 B, RB	5.00%	01/01/2048	10,000	10,314,933
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,051,706
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	915	867,784
Series 1999 A, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	1,405	1,332,500
Series 2016, RB	6.00%	04/01/2046	4,300	4,505,819
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	797,205
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,356,423
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,047,394
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,256,221
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,155,515
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,633
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,158,046
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,380,569
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - BAM)(d)	7.13%	06/01/2024	1,105	1,113,074
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	287	280,696
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	03/01/2035	2,000	2,007,916
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	682	610,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	$2,310	$2,098,316
Series 2023 A, GO Bonds	4.50%	09/15/2023	126	125,842
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,585	2,836,150
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,009,701
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,525,253
Series 2016, GO Bonds (INS - BAM)(d)	4.00%	06/01/2041	5,000	4,724,563
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,153,028
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,707,194
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,919,843
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,180,017
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	791,187
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,322,956
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,027,549
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,509,214
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, RB (INS - AGM)(d)	5.50%	12/15/2023	200	201,046
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,307,467
Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,241,322
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,018,102
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,600,095
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,455	1,511,440
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2030	245	254,757
Illinois (State of) Toll Highway Authority;
Series 2020 A, RB	5.00%	01/01/2045	21,090	22,237,397
Series 2021 A, RB	4.00%	01/01/2046	7,785	7,297,576
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,004,011
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,095,964
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,403,740
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,859	1,860,095
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	983,165
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	365	345,807
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,187,426
Southwestern Illinois Development Authority; Series 2006, RB(e)	5.63%	11/01/2026	890	667,500
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	227,084
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	145,983
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	173,017
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	945	1,014,162
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	690	737,622
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	615	656,337
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,748,489
				164,886,149

Indiana–0.51%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,555	2,901,285
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,652,036
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,667,665
				12,220,986

Iowa–0.91%
Iowa (State of) Finance Authority; Series 2007, RB(e)	5.90%	12/01/2028	400	1,040
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,771,549
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	7,830,089
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,685,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	$1,300	$1,315,539
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	100	98,427
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,240,577
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	1,000	1,060,448
				22,003,200

Kentucky–2.49%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2032	5,480	5,640,288
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2033	11,525	11,816,346
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2034	5,000	5,099,605
Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,599,167
Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,591,429
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,595,697
Series 2018, RB	5.00%	05/01/2036	1,170	1,236,947
Series 2018, RB	5.00%	05/01/2037	4,605	4,833,667
Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	14,744,026
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB(a)(b)	5.75%	10/01/2023	10,000	10,014,428
Springfield (City of), KY (St. Catharine College); Series 2004, Ref. RB(e)(g)	5.75%	10/01/2035	15	15
				60,171,615

Louisiana–0.93%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	3,197
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,568,686
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	327,850
Series 2017, Ref. RB	5.00%	07/01/2033	300	249,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	286,350
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,540,875
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,281,040
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,237,490
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2043	700	723,106
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	1,280	1,313,287
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,965,172
Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,884,358
				22,380,411

Maryland–0.72%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	5,000	4,810,474
Baltimore (County of), MD (Riderwood Village, Inc.); Series 2020, Ref. RB	4.00%	01/01/2045	5,250	4,575,043
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,462,195
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,033
Series 2016, Ref. RB	5.00%	06/01/2036	400	408,452
Maryland Economic Development Corp. (University of Maryland College Park); Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2035	4,530	4,678,173
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,490	1,493,253
				17,432,623

Massachusetts–1.45%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	21,002,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2016 I, Ref. RB	5.00%	07/01/2036	$2,000	$2,035,389
Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,513,975
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	9,523,050
				35,075,248

Michigan–3.62%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,167
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2043	150	150,305
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	1,350	1,352,636
Michigan (State of);
Series 2020 B, RB	4.00%	11/15/2045	10,000	9,598,992
Series 2021, RB	4.00%	11/15/2046	6,000	5,713,334
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,076,194
Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	11,661,572
Series 2014, Ref. RB (Acquired 03/01/2019; Cost $ 1,951,063)(a)(b)(f)(j)	6.75%	07/01/2024	1,945	1,988,861
Series 2014, Ref. RB (Acquired 03/01/2019; Cost $ 4,067,641)(f)(j)	6.75%	07/01/2044	4,055	3,744,454
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	5,185,392
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,009,841
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,474,308
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,009,436
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	1,000	1,009,804
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2026	895	904,243
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2027	930	940,207
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,246,274
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	6,383,147
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	505	489,359
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	608,250
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RB(e)	5.85%	08/31/2027	6,074	5,467,504
Michigan State University Board of Trustees; Series 2019 B, RB	5.00%	02/15/2044	1,180	1,229,996
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000
Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	499,985
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	598,922
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,212,325
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,484,423
Series 2019, GO Bonds	5.00%	05/01/2044	6,385	6,691,672
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,471,498
				87,315,351

Minnesota–0.18%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	844,575
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,322,570
Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	881,799
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	345	334,394
				4,383,338

Mississippi–0.47%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,164,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	$1,795	$1,108,862
				11,273,036

Missouri–0.97%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	51,510
Series 2007 A, RB(g)	5.75%	05/01/2026	630	551,012
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	400	391,835
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	523,289
Series 2015, RB	5.13%	12/15/2050	1,330	1,142,872
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	351,117
Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	4,510	4,065,549
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	254,197
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(g)	5.75%	03/01/2029	250	145,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,065	1,035,071
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,576,845
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	43,290
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	835,130
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(g)(k)	6.00%	08/04/2025	481	28,860
Series 2007, RB(g)	5.50%	05/29/2028	661	198,305
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,283,684
St. Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	108,170
St. Louis (County of), MO (Ludwig Lofts); Series 2008, RB(g)(k)	6.69%	04/21/2029	1,080	183,600
St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(k)	6.00%	08/21/2026	545	65,400
St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(k)	6.00%	08/21/2026	846	143,820
Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330
Series 2007 A, RB(g)	5.50%	01/20/2028	712	270,560
Series 2007 B, RB(g)(k)	5.50%	01/20/2028	466	23,300
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	1,301,600
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB (Acquired 09/23/2011; Cost $287,597)(e)(g)(j)	5.75%	04/01/2027	320	28,800
				23,319,396

Montana–0.12%
Hardin (City of), MT; Series 2006, RB(g)(k)	6.25%	09/01/2031	11,710	2,810,400

Nebraska–0.50%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,423,183
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGM)(d)	4.00%	02/01/2051	6,000	5,714,044
				12,137,227

Nevada–0.56%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	190	190,547
Series 2007 A, RB	5.05%	02/01/2031	245	245,423
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,597,787
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,643,485
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,740,941
				13,418,183

New Hampshire–0.54%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(d)(h)	0.00%	01/01/2029	305	230,177
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	7,292	7,026,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	$5,028	$4,716,101
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	410	367,617
Series 2019 A, RB(f)	5.63%	07/01/2046	230	205,455
Series 2019 A, RB(f)	5.75%	07/01/2054	570	505,093
				13,051,037

New Jersey–7.74%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	263,415
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	518,804
Series 2017 B, GO Bonds (INS - AGM)(d)	4.00%	03/01/2042	3,510	3,316,232
Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2030	2,000	2,033,129
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2032	2,000	2,028,946
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,584,610
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,683,310
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,178,603
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,036,698
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,691,329
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,592,366
Series 2018 A, RB	5.00%	06/15/2047	735	750,378
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,134,416
Series 2019, RB	4.00%	06/15/2044	3,000	2,884,295
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	227,647
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	863	909,526
New Jersey (State of) Economic Development Authority (Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing); Series 2017, Ref. RB (INS - AGM)(d)	5.00%	06/01/2037	1,000	1,025,179
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,139,602
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(l)(m)	3.98%	07/01/2036	100	100,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(d)	5.75%	06/15/2024	11,570	11,754,133
Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	2,828,907
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,090,806
Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,244,646
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,941,112
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	983,532
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	914,912
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,561,928
Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,393,918
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,487,469
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,131,727
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,137,276
Series 2021 A, RB	4.00%	01/01/2042	2,000	1,972,041
Series 2021 A, RB	4.00%	01/01/2051	10,000	9,525,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	$3,500	$3,742,972
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,353,970
Series 2018 A, Ref. RB	5.00%	06/01/2031	11,600	12,418,629
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,875,932
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,343,478
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,143,133
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,108,398
Series 2018 B, Ref. RB	5.00%	06/01/2046	12,770	12,564,505
				186,617,715

New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	208,632
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,764,180
				1,972,812

New York–11.16%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,881,387
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,800,138
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,041,825
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	14,477,850
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,540,677
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,257,786
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	13,151,520
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,252,036
New York (City of), NY; Series 2022 A, GO Bonds	5.25%	09/01/2043	10,000	10,947,527
New York (City of), NY Municipal Water Finance Authority;
Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,637,588
Series 2021, VRD RB(l)	2.95%	06/15/2045	1,000	1,000,000
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,839,953
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,760,253
Series 2022, RB	4.00%	02/01/2043	5,000	4,867,638
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,302,319
Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,733,607
Series 2016 A, RB	5.00%	03/15/2035	5,000	5,199,370
Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,540,004
Series 2021 A, Ref. RB	5.00%	03/15/2049	5,000	5,227,306
New York (State of) Dormitory Authority (Columbia University); Series 2017 A, RB	5.00%	10/01/2047	10,990	12,300,446
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,768,030
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,706,041
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,579,011
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,525,498
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,368,474
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,748,121
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,044,182
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,159
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	291,811
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	5,000	5,604,916
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	14,130	13,556,552
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,435,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	$2,205	$2,336,117
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,463,180
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,260	3,428,560
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	10,000	10,474,749
Series 2022 A, RB	5.25%	05/15/2052	5,000	5,389,746
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,080,249
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,511,867
				269,137,946

North Carolina–0.93%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,261,065
Series 2022, RB	4.00%	07/01/2047	8,370	7,881,778
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(d)	5.00%	01/01/2038	5,000	5,204,434
				22,347,277

Ohio–2.31%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,415	25,097,757
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	5,727,672
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,450,581
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,493,593
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,050,274
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,678
Series 2004, RB	6.40%	02/15/2034	5,860	5,677,941
Greene (County of), OH (Marauder Development LLC at Central State University); Series 2002 A, RB (INS - BAM)(d)	5.50%	09/01/2027	640	640,058
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,473,568
Ohio (State of); Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,023,643
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	814,628
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	964,473
				55,693,866

Oklahoma–0.13%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,224,340

Oregon–0.09%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,211,138
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	836,222
				2,047,360

Pennsylvania–6.42%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,900,675
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,106,149
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,954,629
Series 2019, RB	4.00%	12/01/2049	1,350	1,249,102
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,330,498
Series 2018, RB	5.00%	06/01/2032	3,000	3,183,074
Series 2018, RB	5.00%	06/01/2033	2,000	2,120,259
Series 2018, RB	5.00%	06/01/2034	1,760	1,864,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	$1,425	$1,434,860
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,314,450
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,395,011
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,689,643
Pennsylvania (Commonwealth of);
First Series 2013-1, GO Bonds	4.00%	04/01/2032	5,000	5,002,268
First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,813,492
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,755,024
First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,238,888
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	5,199,846
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,192,100
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,057,207
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,634,777
Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,445,156
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,176,071
Series 2017-3, Ref. RB	5.00%	12/01/2040	5,125	5,280,781
Series 2019 A, RB	5.00%	12/01/2044	7,750	7,940,814
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,211,471
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,823,978
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,812,970
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,324,582
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,045,194
Series 2017 A, RB	5.00%	10/01/2047	10,000	10,255,189
Series 2019 B, RB	5.00%	11/01/2049	1,000	1,032,028
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,217,334
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2022, RB	5.25%	11/01/2052	5,000	5,191,165
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,030,392
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,005,586
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	280	295,095
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	267,524
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,072,953
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,401,022
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	955,600
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	760,980
				154,982,480

Puerto Rico–4.11%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	5,615	147,394
PRHTA Custodial Trust; Series 2022 I, RB(e)	5.00%	12/06/2049	14	3,835
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	731	429,844
Series 2005 A, RB	0.00%	03/15/2049	645	379,486
Series 2022, RB	0.00%	03/15/2049	6,997	2,803,120
Series 2022, RB	0.00%	03/15/2049	6,362	2,731,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	$595	$573,590
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	2,862,500
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,143,092
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,201,987
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,193,611
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,163,863
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,418,355
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,015,802
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,533,847
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,600,881
Subseries 2022, RN	0.00%	11/01/2043	18,308	9,451,561
Subseries 2022, RN	0.00%	11/01/2051	45	18,950
Subseries 2022, RN	0.00%	11/01/2051	2,090	1,081,416
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2024	260	260,039
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	4,000	4,001,252
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,690	1,671,300
Series 2008 WW, RB(e)	5.25%	07/01/2025	1,985	545,875
Series 2010 AAA, RB(e)	5.25%	07/01/2028	2,830	778,250
Series 2010 CCC, RB(e)	5.00%	07/01/2028	2,500	687,500
Series 2010 XX, RB(e)	5.25%	07/01/2040	1,670	459,250
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2025	405	111,375
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	329	324,330
Series 2022 B, RB(h)	0.00%	07/01/2032	214	137,575
Series 2022 C, RB(c)	5.00%	07/01/2053	366	231,679
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	9,601,424
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	6,527,605
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,236,986
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,269,784
Series 2019 A-2, RB	4.54%	07/01/2053	387	350,254
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,848,182
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,281,392
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	867,497
Series 2006 Q, RB	5.00%	06/01/2036	150	142,393
				99,088,777

Rhode Island–0.23%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(j)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,035
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,717,917
				5,622,652

South Carolina–0.29%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,258,224
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,680,943
				6,939,167

Tennessee–0.99%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	212,200
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	405,085
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	347,291
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	459,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	$2,000	$2,072,695
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,090,401
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,071,934
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	201,447
Metropolitan Nashville Airport Authority (The);
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,275,675
Series 2019 A, RB	5.00%	07/01/2054	5,890	6,095,835
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	5,674,027
				23,906,307

Texas–9.83%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,002
Aldine Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,700	11,029,666
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	825,741
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,354,811
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,628,818
Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	5,000	4,689,625
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,483,803
Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,470,191
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,099,937
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,638,074
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	5,665	5,440,024
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	13,870,204
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(d)	5.25%	10/01/2048	10,750	11,459,151
Harris (County of), TX Flood Control District (Sustainability Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,719,673
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,044,634
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,390,966
Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,619,145
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	9,953,059
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,887,245
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,635,800
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,591,359
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	1,976,192
Series 2018, RB	5.00%	09/15/2048	2,500	2,430,473
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,227,477
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(f)	5.00%	08/15/2039	425	401,753
Series 2019, RB(f)	5.00%	08/15/2049	150	132,900
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB (Acquired 05/05/2016; Cost $146,032)(j)	5.00%	07/01/2031	140	95,900
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB (Acquired 05/05/2016; Cost $719,863)(j)	5.00%	07/02/2046	700	479,500
Series 2016, RB (Acquired 05/05/2016; Cost $614,601)(j)	5.00%	07/03/2051	600	411,000
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	369,192
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	247,662
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	833,391
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,037,477
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(d)	5.00%	01/01/2043	10,000	10,272,607
Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,233,314
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,716,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.50%	02/01/2050	$5,000	$5,508,638
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,692,918
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,911,048
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	10,000	9,377,887
Series 2022, RB	5.00%	10/15/2047	16,350	17,420,202
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,559,709
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,121,311
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,840,202
				237,133,716

Utah–0.07%
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	732,124
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	978,568
				1,710,692

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,480	1,480,591

Virginia–0.30%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(e)(g)	6.75%	03/01/2034	302	196,300
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,385,291
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	684,039
				7,265,630

Washington–0.91%
Cowlitz County School District No. 458 Kelso; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,665,911
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	44,648
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,338,694
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,366	1,300,906
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	2,964,090
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,306,795
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,323,578
				21,944,622

Wisconsin–1.54%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(d)(h)	0.00%	12/15/2055	23,575	4,956,349
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,097,988
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,557,908
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	933,672
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,283,028
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,408,815
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	320	320,132
Series 2012 A, RB	6.00%	07/15/2042	350	350,120
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	286,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	$535	$445,656
Series 2019 A, RB(f)	5.50%	06/01/2054	540	438,182
				37,078,526
TOTAL INVESTMENTS IN SECURITIES(n)–101.32% (Cost $2,528,056,179)				2,444,453,714
FLOATING RATE NOTE OBLIGATIONS–(2.85)%
Notes with interest and fee rates ranging from 4.58% to 4.66% at 08/31/2023 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2050 (See Note 1K)(o)				(68,790,000)
OTHER ASSETS LESS LIABILITIES–1.53%				36,964,697
NET ASSETS–100.00%				$2,412,628,411

Investment Abbreviations:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CHF	- Swiss Franc
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $19,928,477, which represented less than 1% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $43,021,031, which represented 1.78% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(j)	Restricted security. The aggregate value of these securities at August 31, 2023 was $8,104,002, which represented less than 1% of the Fund’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $121,512,607 are held by TOB Trusts and serve as collateral for the $68,790,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco AMT-Free Municipal Income Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	81.70%
General Obligation Bonds	15.23
Pre-Refunded Bonds	3.02
Other	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value
(Cost $2,528,056,179)	$2,444,453,714

Cash	10,376,452

Receivable for:
Investments sold	208,515

Fund shares sold	2,333,764

Interest	28,242,418

Investments matured, at value (Cost $12,058,727)	4,888,591

Investment for trustee deferred compensation and retirement plans	114,265

Other assets	513,766

Total assets	2,491,131,485

Liabilities:
Floating rate note obligations	68,790,000

Payable for:
Dividends	3,465,536

Fund shares reacquired	5,203,901

Accrued fees to affiliates	806,961

Accrued interest expense	37,654

Accrued trustees’ and officers’ fees and benefits	60,194

Accrued other operating expenses	24,563

Trustee deferred compensation and retirement plans	114,265

Total liabilities	78,503,074

Net assets applicable to shares outstanding	$2,412,628,411

Net assets consist of:
Shares of beneficial interest	$2,899,075,713

Distributable earnings (loss)	(486,447,302)

$2,412,628,411

Net Assets:
Class A	$1,297,596,519

Class C	$87,157,928

Class Y	$1,020,033,646

Class R6	$7,840,318

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	191,780,828

Class C	12,986,631

Class Y	151,284,367

Class R6	1,158,414

Class A:
Net asset value per share	$6.77

Maximum offering price per share (Net asset value of $6.77 ÷ 95.75%)	$7.07

Class C:
Net asset value and offering price per share	$6.71

Class Y:
Net asset value and offering price per share	$6.74

Class R6:
Net asset value and offering price per share	$6.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco AMT-Free Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$52,314,385

Expenses:
Advisory fees	4,780,955

Administrative services fees	172,272

Custodian fees	18,892

Distribution fees:

Class A	1,634,304

Class C	471,653

Interest, facilities and maintenance fees	1,911,040

Transfer agent fees – A, C and Y	805,941

Transfer agent fees – R6	555

Trustees’ and officers’ fees and benefits	19,888

Registration and filing fees	94,877

Reports to shareholders	34,990

Professional services fees	181,928

Other	22,334

Total expenses	10,149,629

Less: Expense offset arrangement(s)	(3,156)

Net expenses	10,146,473

Net investment income	42,167,912

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(42,023))	(12,269,977)

Change in net unrealized appreciation of unaffiliated investment securities	1,986,245

Net realized and unrealized gain (loss)	(10,283,732)

Net increase in net assets resulting from operations	$31,884,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$42,167,912	$83,715,762

Net realized gain (loss)	(12,269,977)	(148,186,246)

Change in net unrealized appreciation (depreciation)	1,986,245	(147,301,707)

Net increase (decrease) in net assets resulting from operations	31,884,180	(211,772,191)

Distributions to shareholders from distributable earnings:
Class A	(24,163,396)	(48,573,310)

Class C	(1,348,179)	(3,138,905)

Class Y	(19,244,162)	(31,797,566)

Class R6	(147,842)	(212,856)

Total distributions from distributable earnings	(44,903,579)	(83,722,637)

Share transactions–net:
Class A	(25,177,804)	(182,415,286)

Class C	(11,111,496)	(40,496,004)

Class Y	128,578,952	19,405,212

Class R6	2,529,486	(640,381)

Net increase (decrease) in net assets resulting from share transactions	94,819,138	(204,146,459)

Net increase (decrease) in net assets	81,799,739	(499,641,287)

Net assets:
Beginning of period	2,330,828,672	2,830,469,959

End of period	$2,412,628,411	$2,330,828,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco AMT-Free Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$6.80	$0.12	$(0.02)	$0.10	$(0.13)	$6.77	1.38	%(d)	$1,297,597	0.91	%(d)(e)	0.91	%(d)(e)	0.75	%(d)(e)	3.39	%(d)(e)	7%
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51	)(d)	1,328,471	0.88	(d)	0.88	(d)	0.75	(d)	3.42	(d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03	(d)	1,685,219	0.80	(d)	0.80	(d)	0.74	(d)	2.42	(d)	10
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70	(d)	1,659,677	0.84	(d)	0.84	(d)	0.76	(d)	2.86	(d)	20
Seven months ended 02/29/20	7.50	0.15	0.55	0.70	(0.16)	8.04	9.44		1,551,474	0.86	(e)	0.86	(e)	0.74	(e)	3.33	(e)	8
Year ended 07/31/19	7.12	0.28	0.36	0.64	(0.26)	7.50	9.22		1,378,279	1.02		1.02		0.80		3.86		27
Year ended 07/31/18	7.05	0.29	0.07	0.36	(0.29)	7.12	5.24		1,144,325	1.03		1.03		0.87		4.15		20
Class C
Six months ended 08/31/23	6.74	0.09	(0.02)	0.07	(0.10)	6.71	1.00		87,158	1.67	(e)	1.67	(e)	1.51	(e)	2.63	(e)	7
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)		98,530	1.64		1.64		1.51		2.66		53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24		154,706	1.56		1.56		1.50		1.66		10
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)		151,779	1.60		1.60		1.52		2.10		20
Seven months ended 02/29/20	7.43	0.11	0.56	0.67	(0.13)	7.97	9.05		230,719	1.63	(e)	1.63	(e)	1.51	(e)	2.57	(e)	8
Year ended 07/31/19	7.06	0.22	0.36	0.58	(0.21)	7.43	8.34		258,540	1.78		1.78		1.56		3.10		27
Year ended 07/31/18	6.99	0.23	0.07	0.30	(0.23)	7.06	4.49		345,676	1.80		1.80		1.64		3.38		20
Class Y
Six months ended 08/31/23	6.77	0.12	(0.02)	0.10	(0.13)	6.74	1.50		1,020,034	0.67	(e)	0.67	(e)	0.51	(e)	3.63	(e)	7
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)		898,454	0.64		0.64		0.51		3.66		53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26		983,831	0.56		0.56		0.50		2.66		10
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82		835,955	0.60		0.60		0.52		3.10		20
Seven months ended 02/29/20	7.47	0.16	0.56	0.72	(0.17)	8.02	9.77		578,082	0.62	(e)	0.62	(e)	0.50	(e)	3.57	(e)	8
Year ended 07/31/19	7.09	0.29	0.37	0.66	(0.28)	7.47	9.52		502,457	0.78		0.78		0.56		4.10		27
Year ended 07/31/18	7.03	0.30	0.06	0.36	(0.30)	7.09	5.36		428,027	0.79		0.79		0.63		4.39		20
Class R6
Six months ended 08/31/23	6.80	0.13	(0.02)	0.11	(0.14)	6.77	1.53		7,840	0.61	(e)	0.61	(e)	0.45	(e)	3.69	(e)	7
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)		5,374	0.57		0.57		0.44		3.73		53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35		6,714	0.49		0.49		0.43		2.73		10
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92		6,855	0.52		0.52		0.44		3.18		20
Seven months ended 02/29/20	7.50	0.16	0.56	0.72	(0.17)	8.05	9.74		5,675	0.59	(e)	0.59	(e)	0.47	(e)	3.60	(e)	8
Period ended 07/31/19(f)	7.42	0.06	0.07	0.13	(0.05)	7.50	1.80		10	0.72	(e)	0.72	(e)	0.50	(e)	4.16	(e)	27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2023 and the years ended February 28, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser

28	Invesco AMT-Free Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The

29	Invesco AMT-Free Municipal Income Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks – Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

30	Invesco AMT-Free Municipal Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $24,837 in front-end sales commissions from the sale of Class A shares and $2,369 and $3,443 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

31	Invesco AMT-Free Municipal Income Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,428,618,089	$15,835,625	$2,444,453,714

Other Investments - Assets

Investments Matured	–	2,399,362	2,489,229	4,888,591

Total Investments	$–	$2,431,017,451	$18,324,854	$2,449,342,305

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $20,994,714 and securities sales of $39,757,331, which resulted in net realized gains (losses) of $(42,023).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,156.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $68,790,000 and 3.83%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,688,739	$318,347,316	$396,036,055

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

32	Invesco AMT-Free Municipal Income Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $333,140,045 and $173,913,833, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$35,481,480

Aggregate unrealized (depreciation) of investments	(136,851,123)

Net unrealized appreciation (depreciation) of investments	$(101,369,643)

Cost of investments for tax purposes is $2,550,711,948.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	13,201,934	$90,839,315	35,263,932	$243,796,401

Class C	910,618	6,221,399	2,358,822	16,125,434

Class Y	51,687,169	354,013,876	109,683,613	753,231,357

Class R6	456,697	3,140,681	7,353	53,104

Issued as reinvestment of dividends:
Class A	1,917,816	13,186,928	3,802,814	26,256,480

Class C	120,751	823,516	272,476	1,868,513

Class Y	1,524,461	10,437,816	2,370,299	16,291,832

Class R6	20,085	138,095	29,472	203,602

Automatic conversion of Class C shares to Class A shares:
Class A	735,348	5,057,845	1,900,088	13,147,340

Class C	(741,111)	(5,057,845)	(1,915,369)	(13,147,340)

Reacquired:
Class A	(19,518,132)	(134,261,892)	(67,078,663)	(465,615,507)

Class C	(1,917,807)	(13,098,566)	(6,610,056)	(45,342,611)

Class Y	(34,575,438)	(235,872,740)	(109,205,826)	(750,117,977)

Class R6	(108,569)	(749,290)	(128,805)	(897,087)

Net increase (decrease) in share activity	13,713,822	$94,819,138	(29,249,850)	$(204,146,459)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33	Invesco AMT-Free Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.80	$4.61	$1,020.56	$4.62	0.91%
Class C	1,000.00	1,010.00	8.44	1,016.74	8.47	1.67
Class Y	1,000.00	1,015.00	3.39	1,021.77	3.40	0.67
Class R6	1,000.00	1,015.30	3.09	1,022.07	3.10	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

34	Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

35	Invesco AMT-Free Municipal Income Fund

Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco

Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

36	Invesco AMT-Free Municipal Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco California Municipal Fund

Nasdaq:

A: OPCAX ∎ C: OCACX ∎ Y: OCAYX ∎ R6: IORCX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

25	Financial Statements

28	Financial Highlights

29	Notes to Financial Statements

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.15%
Class C Shares	0.77
Class Y Shares	1.28
Class R6 Shares	1.43
S&P Municipal Bond California 5+ Year Investment Grade Index▼	1.26
U.S. Consumer Price Index∎	2.06

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.

 The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco California Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (11/3/88)	4.92%
10 Years	3.86
5 Years	0.78
1 Year	-2.76

Class C Shares
Inception (11/1/95)	4.03%
10 Years	3.70
5 Years	0.87
1 Year	-0.15

Class Y Shares
Inception (11/29/10)	5.13%
10 Years	4.57
5 Years	1.88
1 Year	1.86

Class R6 Shares
10 Years	4.48%
5 Years	1.98
1 Year	1.92

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® California Municipal Fund. The Fund was subsequently renamed the Invesco California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco California Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.10%
California–101.11%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$ 500,124
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	5	5,013
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	1,000	1,003,640
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2024	245	245,148
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,593,490
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,102,022
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,408,514
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	10,753,618
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,367,167
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,300,747
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,346,705
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	675	682,286
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	613,262
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	130,960
Series 2019, RB	5.00%	09/01/2031	140	146,516
Series 2019, RB	5.00%	09/01/2049	775	775,781
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	635,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,065	1,075,881
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	745,000
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	852,398
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,465	1,329,944
Series 2009, GO Bonds(d)	0.00%	08/01/2032	3,045	2,223,950
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	503,145
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,905	1,911,978
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,010,615
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	825,000
Series 2006, RB(e)	5.55%	09/01/2036	2,325	767,250
California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,012
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,024,682
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,772,377
Series 2022, GO Bonds(f)	5.00%	11/01/2042	11,370	12,555,076
Series 2022, GO Bonds(f)	5.00%	09/01/2052	10,000	10,837,091
Series 2023, GO Bonds	5.00%	10/01/2045	7,000	7,694,807
Series 2023, GO Bonds	5.25%	10/01/2045	8,500	9,527,749
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,186,052
Series 2023 D, RB(c)	5.50%	11/01/2028	8,000	8,399,507
Series 2023, RB(c)	5.00%	08/01/2029	3,600	3,743,308
Series 2023, RB(c)	5.00%	03/01/2031	12,250	12,838,235
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	669,314
Series 2018, RB	5.25%	05/01/2053	2,500	2,508,002
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	4,555	3,761,550
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(g)	5.00%	02/01/2050	4,500	3,549,025
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	3,000	2,187,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	$5,360	$ 4,917,146
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	85	84,605
Series 2007 D, RB(d)(g)	0.00%	06/01/2057	45,600	3,243,409
Series 2007 E, RB(d)(g)	0.00%	06/01/2057	51,500	3,115,158
Series 2007 F, RB(d)(g)	0.00%	06/01/2057	55,250	3,222,003
Series 2014, Ref. RB	4.00%	06/01/2029	465	465,403
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	546,797
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,166,575
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,765	2,805,718
Series 2002, RB	6.00%	06/01/2042	18,700	18,975,670
Series 2006 C, RB(d)	0.00%	06/01/2055	332,360	29,843,635
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	4,500	4,503,222
Series 2002, RB	6.13%	06/01/2038	9,700	9,706,078
Series 2006 A, RB(d)	0.00%	06/01/2046	62,110	14,507,368
Series 2006 C, RB(d)	0.00%	06/01/2055	71,700	7,298,350
Series 2006 D, RB(d)	0.00%	06/01/2055	309,500	28,371,432
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,814,324
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	644,085
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	615	621,542
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	22,000	3,616,939
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,510	3,458,300
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,251,883
Series 2020, Ref. RB(d)	0.00%	06/01/2055	7,050	1,484,215
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,040	1,040,108
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,751,464
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,016,389
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,493,796
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,830,600
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,625	2,545,473
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,350,249
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,297,923
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,038,019
Series 2021 A, Ref. RB	4.00%	08/15/2048	24,375	23,702,923
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,716,333
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	10,631,429
California (State of) Health Facilities Financing Authority (Community Program for Persons with
Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,105	1,107,518
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	10,922,312
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	528,260
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	714,399
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,001,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 B, RB	5.00%	10/01/2044	$7,625	$ 7,650,303
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,352,753
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	8,000	8,182,229
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	10,225,583
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,067,675
California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	6,288	6,134,820
Series 2019 A-2, RB	4.00%	03/20/2033	8,425	8,134,916
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,890	3,579,262
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	9,732	8,686,577
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB(b)(c)	5.00%	11/01/2023	6,265	6,279,687
Series 2015, Ref. RB(b)(c)	5.00%	11/01/2023	1,000	1,002,455
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	1,909,928
California (State of) Municipal Finance Authority;
Series 2021 B, RB	4.00%	09/01/2041	915	813,435
Series 2021 B, RB	4.00%	09/01/2046	830	708,931
Series 2021 B, RB	3.38%	09/01/2051	580	580,000
Series 2021 B, RB	4.00%	09/01/2051	775	639,103
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,398,843
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	264,611
Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	2,868,655
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	672,079
Series 2020 B, RB	4.00%	09/01/2050	1,095	926,353
Series 2021 A, RB	4.00%	09/01/2041	655	583,014
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,225,542
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,169,267
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	888,675
Series 2022 C, RB	6.25%	09/01/2052	1,895	1,865,674
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	947,423
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,683,941
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,427,654
Series 2014 B, RB	5.88%	08/15/2049	705	706,218
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	991,286
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	266,875
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	365,529
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	5,931,720
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,014,461
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,721,387
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,887,515
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,132,306
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,057,360
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,024,313
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	633,476
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,394,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	$1,000	$ 996,176
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	930	909,596
Series 2012, RB(g)	6.88%	01/01/2042	2,080	1,969,592
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,810,223
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds)); Series 2023, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	2,984,018
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,714,025
Series 2021, RB	4.00%	10/01/2046	1,080	966,756
Series 2021, RB	4.00%	10/01/2049	4,000	3,512,292
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2043	10,005	10,010,483
Series 2018 A, RB(h)	5.00%	12/31/2047	18,610	18,383,663
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,511,837
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,196,209
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	600	540,540
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,768,722
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,144,942
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	2,040	1,820,433
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	990	1,007,039
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,419,526
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	1,700	1,518,617
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB(b)(c)	5.25%	07/01/2024	620	630,475
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	6,214,555
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	5,997,622
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	16,780	16,572,227
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	614,629
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(h)	2.40%	10/01/2029	8,000	7,175,195
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	1,500	1,373,436
California (State of) Pollution Control Financing Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2037	3,000	2,999,577
Series 2012, RB(g)(h)	5.00%	11/21/2045	1,000	976,332
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(g)(h)(i)(j)	7.00%	12/01/2027	3,500	350,000
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(g)(h)(i)(j)	8.00%	12/01/2027	2,000	120,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(g)(h)(i)(j)	7.50%	07/01/2032	1,425	71,250
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(g)(h)(i)(j)	8.00%	07/01/2039	1,900	95,000
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(g)(h)(i)(j)	7.50%	07/01/2032	420	54,600
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(g)(h)	5.00%	11/21/2045	1,000	1,005,329
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	3,500	3,511,103
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(h)	3.00%	11/01/2025	1,500	1,463,179
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	3,909,228
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	1,000	796,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(g)	2.13%	11/15/2027	$2,000	$ 1,941,476
Series 2021, RB(g)	2.38%	11/15/2028	2,000	1,929,014
Series 2021, RB(g)	5.00%	11/15/2046	1,000	895,091
Series 2021, RB(g)	5.00%	11/15/2051	500	436,637
Series 2021, RB(g)	5.00%	11/15/2056	1,000	859,211
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,008,351
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	969,005
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	2,857,932
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,225,655
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	400	377,870
Series 2019 A, RB(g)	5.00%	07/01/2044	630	553,569
Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,335,726
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	19,640	18,755,933
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,042,762
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	840,549
Series 2015, RB(g)	5.00%	07/01/2045	1,265	1,252,384
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	3,745	3,667,716
Series 2022 A, RB(g)	6.25%	07/01/2062	4,655	4,541,814
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	1,000	979,671
Series 2016, Ref. RB(b)(c)(g)	5.00%	08/01/2025	65	67,150
Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	668,274
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,480,274
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(g)	6.25%	07/01/2037	1,250	1,262,098
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(g)	5.00%	07/01/2043	2,000	1,973,768
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	1,500	1,444,730
Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,004,051
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	1,000	982,884
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	937,327
Series 2022, RB(g)	5.50%	07/01/2062	1,000	950,856
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	500	501,124
Series 2017 A, RB(g)	5.00%	07/01/2037	590	602,627
Series 2017 A, RB(g)	5.00%	07/01/2047	1,240	1,243,452
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,703,556
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,440	1,440,524
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	688,335
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	550,801
Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	516,739
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,129,785
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	474,028
Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	958,053
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	625	640,500
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	685,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	$1,135	$ 1,161,876
Series 2017, RB	5.00%	09/02/2046	1,265	1,274,406
Series 2020 B, RB	4.00%	09/02/2050	445	358,151
Series 2020, RB	4.00%	09/01/2040	400	356,782
Series 2020, RB	4.00%	09/01/2050	2,340	1,925,809
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,522,868
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	795,766
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,325,227
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,206,942
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,881,692
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,001,698
Series 2012, RB	6.10%	07/01/2032	760	761,009
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,824,483
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(g)	5.13%	11/01/2023	175	175,040
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	852,531
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,615	1,634,269
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,234,493
Series 2020, RB	4.00%	09/01/2050	1,415	1,155,725
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,028,683
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,001,302
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,600,406
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,031,595
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	2,000	2,141,701
Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,503,438
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,425,497
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	614,226
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(h)	5.20%	06/01/2036	2,285	2,286,941
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	762,082
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	613,410
Series 2021, RB	4.00%	09/01/2051	1,170	961,854
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,607,040
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,049,544
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,724,936
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	922,081
Series 2019, RB(g)	5.00%	06/01/2034	375	366,146
Series 2019, RB(g)	5.00%	06/01/2039	100	95,684
Series 2019, RB(g)	5.00%	06/01/2051	295	267,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	$1,500	$ 1,497,551
Series 2016 A, RB(g)	5.25%	12/01/2056	830	812,001
Series 2018 A, RB(g)	5.50%	12/01/2058	5,000	5,003,581
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,274,665
Series 2023, RB	5.25%	09/01/2053	2,225	2,149,933
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,010,167
Series 2018, RB	5.00%	01/01/2048	1,995	2,011,837
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC - California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	1,640	1,591,858
Series 2019, RB(g)	5.25%	07/01/2049	3,375	3,175,026
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	979,170
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	484,750
Series 2021, RB	4.00%	09/01/2051	1,125	914,913
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,511,820
Series 2019 C, RB	5.00%	09/02/2049	700	701,907
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,856,297
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	1,969,766
Series 2022, RB	5.38%	09/02/2052	1,000	947,709
Series 2023, RB	5.25%	09/02/2043	1,125	1,106,481
Series 2023, RB	5.25%	09/01/2051	2,400	2,329,617
Series 2023, RB	5.50%	09/02/2053	1,875	1,850,453
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,214,379
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,635	2,646,453
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	6,910	7,017,301
Series 2002 B, RB	6.00%	05/01/2037	835	847,966
Series 2002 B, RB	6.00%	05/01/2043	705	715,971
Series 2002, RB	6.00%	05/01/2043	45	45,700
Series 2006 A, RB(d)	0.00%	06/01/2046	8,000	1,935,130
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	522,986
Series 2020, RB	4.00%	09/01/2050	575	476,116
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,926,781
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	5	5,047
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	577,004
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	1,864,003
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	150,735
Series 2020, RB	4.00%	09/01/2051	705	572,463
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,132,640
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	890,453
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,590,984
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2);
Series 2021, RB	4.00%	09/01/2041	250	222,524
Series 2021, RB	4.00%	09/01/2051	1,775	1,463,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	$1,060	$ 1,104,888
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	521,321
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,039
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2029	735	594,880
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	440	461,155
Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,114,838
Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,025,596
Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,520,198
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	820	820,329
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2035	1,300	780,616
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2041	6,250	2,584,991
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2042	4,335	1,692,028
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	245,921
Series 2020, RB	4.00%	09/01/2045	460	383,361
Series 2020, RB	4.00%	09/01/2050	1,035	839,884
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	284,957
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(g)	4.00%	09/01/2056	2,500	1,807,499
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(g)	4.00%	08/01/2056	1,000	738,063
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	2,961,329
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,010
Series 2007 C, Ref. RB	6.50%	12/15/2047	865	838,239
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	189,513
Series 2020, RB	4.00%	09/01/2040	400	359,766
Series 2020, RB	4.00%	09/01/2050	1,000	816,767
Series 2023, RB	5.00%	09/01/2048	1,675	1,562,000
Series 2023, RB	5.00%	09/01/2053	1,600	1,476,428
Downey Unified School District; Series 2023 A, GO Bonds	4.00%	08/01/2048	6,055	5,834,423
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 3);
Series 2021, RB	4.00%	09/01/2045	850	727,686
Series 2021, RB	4.00%	09/01/2051	865	712,217
Eastern Municipal Water District;
Series 2023, RB	5.25%	09/01/2048	1,100	1,100,855
Series 2023, RB	5.25%	09/01/2053	1,385	1,378,690
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	73,841
Series 2021, RB	4.00%	09/01/2050	385	317,336
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,958,833
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	14,620,408
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	4,430	3,054,355
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,227,747
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	452,291
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	391,432
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	508,772
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	417,285
Series 2020, RB	4.00%	09/01/2050	705	560,047
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	879,607
Fairfield (City of), CA Community Facilities District No. 2019-1 (One Lake); Series 2021 A, RB	4.00%	09/01/2051	5,290	4,335,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2042	$3,290	$ 3,266,106
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,005,988
Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	119,284
Series 2021, RB	4.00%	09/01/2028	125	124,378
Series 2021, RB	4.00%	09/01/2029	110	109,230
Series 2021, RB	4.00%	09/01/2032	100	98,062
Series 2021, RB	4.00%	09/01/2041	200	176,490
Series 2021, RB	4.00%	09/01/2046	325	272,926
Series 2021, RB	4.00%	09/01/2051	400	324,802
Fontana (City of), CA (Summit at Rosena Phase One); Series 2021, RB	4.00%	09/01/2051	525	437,676
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	454,361
Series 2020, RB	4.00%	09/01/2050	635	525,797
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(k)	6.85%	01/15/2042	1,000	1,162,827
Series 2015, Ref. RB (INS - AGM)(a)(d)	0.00%	01/15/2035	2,745	1,740,363
Series 2021 A, Ref. RB	4.00%	01/15/2046	15,965	14,989,949
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	829,398
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(h)	5.00%	07/01/2053	3,320	3,418,396
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(d)	0.00%	08/01/2029	615	515,113
Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2029	4,735	3,825,657
Series 2009 A, GO Bonds(b)(d)	0.00%	08/01/2031	2,235	1,731,676
Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	1,415	1,060,933
Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	485	485,494
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	21,000	2,088,313
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	207,887
Series 2021 A, RB	4.00%	09/01/2051	500	401,044
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	12,536,248
Hayward Unified School District (Election of 2018);
Series 2019 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2048	6,900	6,536,708
Series 2022, GO Bonds (INS - BAM)(a)	4.00%	08/01/2050	10,875	10,240,986
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,628,736
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,328,384
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,340,690
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,441,165
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2053	1,500	1,641,724
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	895,449
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,014,278
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	545,233
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	681,662
Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	3,100	2,928,222
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	8,000	3,487,600
Series 2007 C-2, RB(d)	0.00%	06/01/2047	14,000	2,895,553
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	446,474
Series 2014, RB	5.00%	09/01/2049	445	446,073
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(a)	5.25%	09/01/2053	5,000	5,510,325
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(a)	4.00%	09/01/2058	5,000	4,686,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	$4,305	$ 4,497,596
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,568,099
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	495	498,602
Series 2018 A, Ref. RB	5.00%	09/01/2045	995	1,003,736
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,585	3,426,331
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	599,506
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	309,619
Series 2021, RB	4.00%	09/01/2046	450	374,443
Series 2021, RB	4.00%	09/01/2051	700	565,160
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	318,158
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,274,348
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,000,425
Series 2021, RB	4.00%	09/01/2046	290	244,912
Series 2021, RB	4.00%	09/01/2051	310	254,063
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	679,500
Series 2020, RB	4.00%	09/01/2045	835	714,844
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	227,068
Series 2020, RB	4.00%	09/01/2045	310	261,566
Series 2020, RB	4.00%	09/01/2045	500	419,276
Series 2020, RB	4.00%	09/01/2049	730	600,425
Series 2020, RB	4.00%	09/01/2050	1,000	814,163
Series 2022, RB	4.00%	09/01/2052	4,000	3,276,251
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,960	2,966,670
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,399
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	153,250
Series 2021, Ref. RB	4.00%	09/01/2034	210	205,548
Series 2021, Ref. RB	4.00%	09/01/2038	270	246,965
Series 2021, Ref. RB	4.00%	09/01/2043	320	279,282
Long Beach (City of), CA; Series 2017 A, RB(h)	5.00%	05/15/2040	16,080	16,636,929
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,372,282
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(h)	5.00%	05/15/2043	8,210	8,467,520
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,147
Series 2007 A, RB	5.50%	11/15/2032	2,665	2,900,687
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,067,844
Los Alamitos Unified School District; Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,619,208
Los Alamitos Unified School District (Capital); Series 2012, COP(k)	5.95%	08/01/2034	1,200	1,300,743
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	603,661
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(h)	5.00%	05/15/2034	45	45,868
Series 2018, RB(f)(h)	5.00%	05/15/2035	11,410	12,150,112
Series 2018, RB(f)(h)	5.00%	05/15/2036	10,640	11,250,336
Series 2019 A, Ref. RB(h)	5.00%	05/15/2049	16,710	17,085,084
Series 2021, Ref. RB(h)	5.00%	05/15/2035	3,500	3,796,159
Series 2022 A, RB(h)	5.00%	05/15/2045	12,875	13,374,878
Series 2022 A, RB(h)	4.00%	05/15/2049	6,400	5,827,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(h)	5.00%	05/15/2045	$5,000	$ 5,035,510
Series 2018 A, RB(h)	5.25%	05/15/2048	5,000	5,137,635
Series 2018, Ref. RB(h)	5.00%	05/15/2048	4,395	4,497,413
Series 2019, RB(h)	5.00%	05/15/2049	24,745	25,188,289
Series 2022, RB(h)	4.00%	05/15/2047	10,000	9,265,549
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2044	8,250	8,572,367
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,786,274
Series 2017, RB(f)	5.00%	07/01/2047	21,000	21,744,211
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,488,214
Series 2022 B, RB	5.00%	07/01/2052	6,500	6,981,034
Series 2022 D, Ref. RB	5.00%	07/01/2047	17,555	19,008,921
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	1,920,897
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,654,214
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(h)	5.00%	08/01/2036	1,000	1,008,007
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(d)	0.00%	08/01/2024	1,265	1,217,244
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,358,740
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	87,257
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,711,512
Series 2020, RB	4.00%	09/01/2051	3,560	2,845,771
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	255,809
Series 2020 A, RB	4.00%	09/01/2040	700	625,112
Series 2020 B, RB	4.00%	09/01/2040	700	604,017
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,797,670
Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	481,166
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,238,176
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,701,801
Series 2021, RB	4.00%	09/01/2044	560	481,003
Series 2021, RB	4.00%	09/01/2051	675	553,201
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	602,718
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,011,629
Series 2018, RB	5.00%	09/01/2048	1,500	1,507,888
Series 2021, RB	4.00%	09/01/2051	1,825	1,491,077
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	830,100
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2044	1,500	1,505,162
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2035	940	595,236
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,049,201
Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,156,213
Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,377,169
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	840	621,076
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,057,462
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	439,147
Series 2019, RB	5.00%	09/01/2048	485	487,551
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,703,977
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	11,237,414
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,041,324
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,083,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	$2,035	$ 1,847,434
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,538,258
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	661,833
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,515,352
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(l)	4.00%	08/01/2047	22,000	21,550,225
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	9,985,382
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,447,131
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,173,493
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	4,862,723
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,183,318
Oakland Unified School District (County of Alameda); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	8,761,408
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	409,779
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,004,952
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	632,272
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	821,744
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	237,624
Series 2020, RB	4.00%	09/01/2051	1,110	893,207
Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	724,524
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	127,478
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,829,729
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,397,244
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	1,979,533
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,263,688
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,515,877
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	858,500
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	297,314
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	311,980
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	245,691
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	267,511
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	281,461
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,362
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	454,430
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	2,821,305
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,606,673
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,872,561
Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,372,504
Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,691,607
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	915,390
Series 2021, RB	4.00%	09/01/2051	1,225	1,008,631
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	240,216
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	296,333
Perris Union High School District (School Financing); Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,163,324
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,383,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	$7,000	$ 7,321,044
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,018,175
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	3,917,222
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,940	2,000,103
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	342,887
Series 2021, RB	4.00%	09/01/2046	585	489,197
Series 2021, RB	4.00%	09/01/2050	500	406,531
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	191,365
Series 2021, RB	4.00%	09/01/2050	200	165,605
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	322,738
Series 2021, RB	4.00%	09/01/2051	325	267,596
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	528,584
Series 2018, GO Bonds	5.00%	08/01/2033	500	528,246
Series 2018, GO Bonds	5.00%	08/01/2035	750	789,672
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,400,000
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(l)	5.00%	05/15/2047	10,000	10,699,440
Series 2022 P, RB	4.00%	05/15/2053	10,000	9,634,498
Series 2022 P, RB(f)(l)	4.00%	05/15/2053	15,000	14,451,747
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2042	8,125	3,319,500
Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2043	4,500	1,738,904
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(k)	6.63%	08/01/2042	10,530	12,071,137
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,895,001
Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,163,890
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,057,227
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,003,504
Series 2017, RB	5.00%	09/01/2045	535	538,732
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,072,295
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	490,160
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,047,176
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,049,246
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,412,035
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	246,901
Series 2020, RB	4.00%	09/01/2050	610	501,264
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	239,619
Series 2021, RB	4.00%	09/01/2050	600	489,306
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,472,289
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,541,775
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,286,216
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,007,042
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	379,453
Series 2021, RB	4.00%	09/01/2050	570	468,394
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	764,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	$375	$ 340,993
Series 2020, RB	4.00%	09/01/2045	350	301,298
Series 2020, RB	4.00%	09/01/2050	475	395,119
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,826,457
Series 2022, RB	5.00%	09/01/2052	2,760	2,674,752
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,082,012
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,320,081
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,227,126
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,917,867
Sacramento (County of), CA;
Series 2018 C, Ref. RB(h)	5.00%	07/01/2038	2,200	2,268,709
Series 2018 C, Ref. RB(h)	5.00%	07/01/2039	9,495	9,764,472
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	551,272
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(h)	5.25%	06/01/2027	585	571,969
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	548,787
Series 2022, RB	5.25%	09/01/2052	680	673,241
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,008
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	650	649,975
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,217,262
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(h)	5.75%	12/01/2032	3,925	3,930,209
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(h)	5.00%	07/01/2037	1,000	1,028,135
Series 2019 B, Ref. RB(h)	4.00%	07/01/2044	1,000	910,996
Series 2019 B, Ref. RB(h)	5.00%	07/01/2049	12,840	13,035,466
Series 2021 A, RB	5.00%	07/01/2056	8,880	9,354,779
Series 2021 B, RB(h)	4.00%	07/01/2046	15,040	13,628,001
Series 2021 B, RB(h)	4.00%	07/01/2051	2,000	1,765,280
Series 2021 B, RB(h)	5.00%	07/01/2051	1,500	1,528,531
Series 2021 B, RB(h)	5.00%	07/01/2056	9,400	9,532,781
San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	17,396,552
San Diego Unified School District (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	12,500	12,137,402
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(h)	5.00%	05/01/2048	11,290	11,410,728
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,518,598
Series 2017 A, RB(h)	5.00%	05/01/2042	1,930	1,959,486
Series 2018 D, RB(h)	5.25%	05/01/2048	6,200	6,372,052
Series 2019 A, RB(h)	5.00%	05/01/2044	12,760	13,111,382
Series 2019 A, RB(h)	5.00%	05/01/2049	8,055	8,226,716
Series 2019 E, RB(h)	4.00%	05/01/2050	5,000	4,497,908
Series 2019 E, RB(h)	5.00%	05/01/2050	31,575	32,224,801
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	483,683
Series 2020, RB	4.00%	09/01/2050	1,025	848,728
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,622,782
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(g)	5.00%	09/01/2037	385	383,968
Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	1,837,596
Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	905,511
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2021 A, RB	4.00%	10/01/2048	10,000	9,750,178
Series 2021 A, RB	4.00%	10/01/2051	5,000	4,838,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(a)	5.00%	08/01/2048	$2,250	$ 2,394,614
Series 2023, RB (INS - AGM)(a)	5.25%	08/01/2053	2,375	2,568,998
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,745	2,751,063
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,076,263
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community
Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	503,630
Series 2013 B, RB	5.00%	08/01/2031	500	504,106
San Francisco (City of), CA Public Utilities Commission (Regional Water and Local Water); Series 2023, RB	5.25%	11/01/2052	7,500	8,317,002
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	490,472
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	610,905
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	252,468
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,023,618
Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,617,607
San Jose (City of), CA; Series 2017 A, Ref. RB(h)	5.00%	03/01/2047	8,600	8,671,844
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(h)	6.20%	01/01/2041	3,150	3,040,147
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(h)	5.10%	12/01/2032	3,860	3,801,089
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,980	4,985,021
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(a)(d)	0.00%	09/01/2031	3,110	2,342,466
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,501,831
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	753,944
San Mateo Foster City School District;
Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,002,048
Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	9,859,943
Santa Barbara (County of), CA;
Series 2018 B, COP(h)	5.00%	12/01/2037	12,695	13,211,895
Series 2018 B, COP(h)	5.00%	12/01/2038	5,000	5,154,852
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(h)	5.85%	08/01/2031	845	846,475
Series 2001 A, RB(h)	6.00%	08/01/2041	2,070	2,109,666
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,006
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,103,570
Santa Margarita Water District Community Facilities District No. 2013-1 (Village of Sendero);
Series 2013, RB(b)(c)	5.63%	09/01/2023	960	960,000
Series 2013, RB(b)(c)	5.63%	09/01/2023	960	960,000
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,755,275
Series 2011, RB	5.88%	07/01/2042	2,600	2,607,191
Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	6,010	5,679,602
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	489,696
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,025	1,027,322
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(d)	0.00%	06/01/2036	22,420	10,862,568
Series 2007 A, RB(d)	0.00%	06/01/2041	10,000	3,552,618
Series 2007 B, RB(d)	0.00%	06/01/2047	12,650	3,031,099
Series 2007 C, RB(d)	0.00%	06/01/2056	65,815	6,002,341
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2028	3,480	2,920,957
Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2030	2,765	2,142,644
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,279,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	$10,000	$10,704,436
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	5.00%	09/01/2052	2,500	2,485,743
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2023	50	50,080
Series 2007 A, RB	5.25%	11/01/2026	250	257,711
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,345,021
Series 2007 A, RB	5.00%	11/01/2028	205	212,232
Series 2007 A, RB	5.00%	11/01/2029	165	170,993
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,181,896
Series 2014 A, RB	5.00%	07/01/2035	13,000	13,147,961
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(d)	0.00%	06/01/2046	3,000	534,590
Series 2019, Ref. RB	5.00%	06/01/2039	750	788,817
Series 2019, Ref. RB	5.00%	06/01/2048	2,035	2,069,302
Series 2019, Ref. RB(d)	0.00%	06/01/2054	20,000	3,713,962
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	1,800	1,710,817
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,048,488
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,009,705
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	944,332
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,123,643
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	987,591
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	4,750	3,969,368
Tender Option Bond Trust Receipts/Certificates;
Series 2023, RB(f)	5.00%	07/01/2051	14,000	14,947,897
Series 2023, RB(f)	5.25%	11/01/2053	30,285	33,523,069
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	992,716
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,404,002
Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,147,346
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	3,600	2,104,011
Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,917,340
Series 2022, RB	5.00%	09/01/2052	2,400	2,350,484
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,190	2,212,445
Series 2020 A, RB	5.00%	10/01/2049	2,100	2,108,463
Series 2020 B, RB	5.00%	10/01/2035	250	258,358
Series 2020 B, RB	5.00%	10/01/2038	300	303,758
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS -BAM)(a)	5.00%	09/01/2038	2,000	2,041,886
University of California;
Series 2017, RB(f)	5.00%	05/15/2047	15,000	15,662,952
Series 2017, RB(f)(l)	5.00%	05/15/2048	16,000	16,864,510
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,216,128
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,753,689
Series 2021 Q, Ref. RB (INS - BAM)(a)	4.00%	05/15/2051	5,040	4,922,920
University of California (Limited); Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,156,814
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,042,249
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,091,745
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	633,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	$260	$ 231,908
Series 2021 A, RB	4.00%	09/01/2045	165	138,361
Series 2021 A, RB	4.00%	09/01/2051	260	210,266
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	929,993
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,328,858
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,593
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2025	2,500	2,331,312
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,000,974
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	474,655
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	508,438
Series 2021, RB	4.00%	09/01/2046	745	617,004
Series 2021, RB	4.00%	09/01/2049	1,775	1,445,722
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	623,428
Series 2015, RB	5.25%	09/01/2045	1,550	1,562,909
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,076,364
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2037	860	887,504
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,499,962
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2044	2,130	2,150,305
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2024	4,685	4,539,475
				2,067,482,378

Guam–0.69%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	964,772
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,655,047
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(h)	6.00%	10/01/2023	715	716,121
Series 2013 C, RB(b)(c)(h)	6.00%	10/01/2023	285	285,447
Series 2013 C, RB(b)(c)(h)	6.13%	10/01/2023	2,055	2,058,405
Series 2013 C, RB(b)(c)(h)	6.13%	10/01/2023	445	445,737
Series 2013 C, RB(b)(c)(h)	6.25%	10/01/2023	395	395,690
Series 2013 C, RB(b)(c)(h)	6.25%	10/01/2023	605	606,056
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,835,756
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	768,728
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,443,909
				14,175,668

Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(h)	6.25%	03/15/2028	675	646,894
Series 2005 A, RB(h)	5.50%	03/15/2031	1,415	1,295,489
				1,942,383

Puerto Rico–4.01%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,460	8,460,988
Series 2002, RB	5.63%	05/15/2043	8,735	8,778,858
PRIFA Custodial Trust; Series 2005, RB	0.00%	03/15/2049	86	26,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	$135	$ 130,533
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	12,619	7,688,907
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	942,854
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	956,258
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	954,351
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	947,583
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,620,670
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	686,314
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	576,633
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	753,549
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Subseries 2022, RN	0.00%	11/01/2043	4,245	2,191,591
Subseries 2022, RN	0.00%	11/01/2051	183	175,864
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	566	573,592
Series 2022 A, Ref. RB(g)	5.00%	07/01/2037	1,500	1,496,929
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(i)	5.00%	07/01/2042	4,000	1,100,000
Series 2012 A, RB(i)	5.05%	07/01/2042	1,000	275,000
Series 2013 A, RB(i)	6.75%	07/01/2036	7,350	2,021,250
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	957	943,689
Series 2022 B, RB(d)	0.00%	07/01/2032	622	400,297
Series 2022 C, RB(k)	5.00%	07/01/2053	1,064	674,107
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $5,438,259)(h)(i)(j)	6.63%	06/01/2026	5,450	3,815,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2024	83	80,321
Series 2018 A-1, RB(d)	0.00%	07/01/2027	1,524	1,304,523
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,616	1,155,208
Series 2018 A-1, RB(d)	0.00%	07/01/2033	11,974	7,748,956
Series 2018 A-1, RB	4.50%	07/01/2034	419	418,976
Series 2018 A-1, RB	4.55%	07/01/2040	342	333,459
Series 2018 A-1, RB(d)	0.00%	07/01/2046	8,788	2,447,706
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,879	2,868,616
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,353,074
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,251,852
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,045,451
Series 2019 A-2, RB	4.54%	07/01/2053	65	58,828
Series 2019 A-2, RB	4.78%	07/01/2058	865	810,843
Series 2019 A-2B, RB	4.55%	07/01/2040	926	902,873
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,110,910
				82,082,884

Virgin Islands–0.19%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(h)	5.00%	09/01/2029	1,645	1,562,290
Series 2014 A, Ref. RB(h)	5.00%	09/01/2033	1,500	1,366,175
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	1,000	1,010,013
				3,938,478
Total Municipal Obligations (Cost $2,265,623,407)				2,169,621,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.12%
California–0.12%
CalPlant I LLC;
Series 21A(g)(i)(m)	9.50%	03/31/2024	$160	$160,000

Series 21B(g)(i)(m)	9.50%	03/31/2024	605	605,000

Series 22A(g)(i)(m)	9.50%	03/31/2024	330	330,000

Series 22B(g)(i)(m)	9.50%	03/31/2024	30	30,000

Series 22C(g)(i)(m)	9.50%	03/31/2024	220	220,000

Series 22X(g)(i)(m)	9.50%	03/31/2024	325	325,000

Series 23A(g)(i)(m)	9.50%	03/31/2024	115	115,000

Series 23B(g)(i)(m)	9.50%	03/31/2024	100	100,000

Series 23C(g)(m)	9.50%	03/31/2024	165	165,000

Series 23D (Acquired 05/04/2023; Cost $140,000)(g)(i)(j)(m)	9.50%	03/31/2024	140	140,000

Series 23E(g)(i)(m)	9.50%	03/31/2024	160	160,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,350,000)				2,350,000

TOTAL INVESTMENTS IN SECURITIES(n)–106.22% (Cost $2,267,973,407)				2,171,971,791

FLOATING RATE NOTE OBLIGATIONS–(6.97)%
Notes with interest and fee rates ranging from 4.58% to 4.63% at 08/31/2023 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2053 (See Note 1K)(o)				(142,470,000)

BORROWINGS–(0.17)%				(3,400,000)

OTHER ASSETS LESS LIABILITIES–0.92%				18,730,170

NET ASSETS–100.00%				$2,044,831,961

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $139,204,429, which represented 6.81% of the Fund’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $10,087,100, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at August 31, 2023 was $4,645,850, which represented less than 1% of the Fund’s Net Assets.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $45,425,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.36%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $213,633,218 are held by TOB Trusts and serve as collateral for the $142,470,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	83.98%
General Obligation Bonds	14.84
Pre-Refunded Bonds	1.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco California Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,267,973,407)	$2,171,971,791

Receivable for:
Investments sold	13,410,604

Fund shares sold	3,848,541

Interest	23,706,761

Investments matured, at value (Cost $2,161,645)	589,048

Investment for trustee deferred compensation and retirement plans	124,134

Other assets	346,578

Total assets	2,213,997,457

Liabilities:
Floating rate note obligations	142,470,000

Payable for:
Borrowings	3,400,000

Investments purchased	14,005,475

Dividends	3,164,507

Fund shares reacquired	2,394,799

Amount due custodian	582,736

Accrued fees to affiliates	685,806

Accrued interest expense	33,564

Accrued trustees’ and officers’ fees and benefits	49,876

Accrued other operating expenses	2,207,035

Trustee deferred compensation and retirement plans	171,698

Total liabilities	169,165,496

Net assets applicable to shares outstanding	$2,044,831,961

Net assets consist of:
Shares of beneficial interest	$2,471,243,739

Distributable earnings (loss)	(426,411,778)

$2,044,831,961

Net Assets:
Class A	$1,191,655,446

Class C	$107,734,768

Class Y	$737,955,814

Class R6	$7,485,933

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	151,790,425

Class C	13,789,471

Class Y	93,980,086

Class R6	949,977

Class A:
Net asset value per share	$7.85

Maximum offering price per share (Net asset value of $7.85 ÷ 95.75%)	$8.20

Class C:
Net asset value and offering price per share	$7.81

Class Y:
Net asset value and offering price per share	$7.85

Class R6:
Net asset value and offering price per share	$7.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco California Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$47,168,049

Expenses:
Advisory fees	4,065,076

Administrative services fees	142,580

Custodian fees	17,718

Distribution fees:
Class A	1,503,954

Class C	554,225

Interest, facilities and maintenance fees	3,465,499

Transfer agent fees – A, C and Y	582,565

Transfer agent fees – R6	516

Trustees’ and officers’ fees and benefits	17,612

Registration and filing fees	36,996

Reports to shareholders	23,226

Professional services fees	125,689

Other	17,227

Total expenses	10,552,883

Less: Expense offset arrangement(s)	(1,784)

Net expenses	10,551,099

Net investment income	36,616,950

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(9,077,678)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(4,768,840)

Net realized and unrealized gain (loss)	(13,846,518)

Net increase in net assets resulting from operations	$22,770,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$36,616,950	$68,210,609

Net realized gain (loss)	(9,077,678)	(60,894,990)

Change in net unrealized appreciation (depreciation)	(4,768,840)	(183,201,616)

Net increase (decrease) in net assets resulting from operations	22,770,432	(175,885,997)

Distributions to shareholders from distributable earnings:
Class A	(23,042,443)	(42,985,623)

Class C	(1,690,585)	(3,103,810)

Class Y	(13,845,617)	(21,568,810)

Class R6	(148,752)	(42,853)

Total distributions from distributable earnings	(38,727,397)	(67,701,096)

Share transactions–net:
Class A	(3,526,956)	(91,353,476)

Class C	(1,465,682)	(18,974,367)

Class Y	109,472,639	54,380,018

Class R6	6,602,515	346,893

Net increase (decrease) in net assets resulting from share transactions	111,082,516	(55,600,932)

Net increase (decrease) in net assets	95,125,551	(299,188,025)

Net assets:
Beginning of period	1,949,706,410	2,248,894,435

End of period	$2,044,831,961	$1,949,706,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$7.91	$0.14	$(0.05)	$0.09	$(0.15)	$7.85	1.15%	$1,191,655	1.10	%(d)	1.10	%(d)	0.75	%(d)	3.58	%(d)	8%
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14		1.14		0.75		3.50		41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84		0.84		0.75		2.78		11
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86		0.86		0.76		3.15		28
Seven months ended 02/29/20	8.87	0.17	0.41	0.58	(0.17)	9.28	6.63	1,061,154	0.93	(d)	0.93	(d)	0.76	(d)	3.18	(d)	11
Year ended 07/31/19	8.49	0.37	0.32	0.69	(0.31)	8.87	8.35	960,939	1.13		1.13		0.81		4.36		37
Year ended 07/31/18	8.49	0.36	(0.04)	0.32	(0.32)	8.49	3.95	789,596	1.06		1.06		0.85		4.26		22
Class C
Six months ended 08/31/23	7.87	0.11	(0.05)	0.06	(0.12)	7.81	0.77	107,735	1.85	(d)	1.85	(d)	1.50	(d)	2.83	(d)	8
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89		1.89		1.50		2.75		41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59		1.59		1.50		2.03		11
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61		1.61		1.51		2.40		28
Seven months ended 02/29/20	8.83	0.13	0.40	0.53	(0.13)	9.23	6.08	193,922	1.69	(d)	1.69	(d)	1.52	(d)	2.42	(d)	11
Year ended 07/31/19	8.45	0.31	0.32	0.63	(0.25)	8.83	7.58	178,207	1.89		1.89		1.57		3.60		37
Year ended 07/31/18	8.45	0.29	(0.03)	0.26	(0.26)	8.45	3.18	206,268	1.82		1.82		1.61		3.50		22
Class Y
Six months ended 08/31/23	7.91	0.15	(0.05)	0.10	(0.16)	7.85	1.28	737,956	0.85	(d)	0.85	(d)	0.50	(d)	3.83	(d)	8
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89		0.89		0.50		3.75		41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59		0.59		0.50		3.03		11
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61		0.61		0.51		3.40		28
Seven months ended 02/29/20	8.87	0.18	0.41	0.59	(0.18)	9.28	6.78	476,142	0.69	(d)	0.69	(d)	0.52	(d)	3.42	(d)	11
Year ended 07/31/19	8.49	0.40	0.31	0.71	(0.33)	8.87	8.61	397	0.88		0.88		0.56		4.60		37
Year ended 07/31/18	8.49	0.38	(0.04)	0.34	(0.34)	8.49	4.20	227,535	0.82		0.82		0.61		4.50		22
Class R6
Six months ended 08/31/23	7.93	0.16	(0.05)	0.11	(0.16)	7.88	1.43	7,486	0.80	(d)	0.80	(d)	0.45	(d)	3.88	(d)	8
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84		0.84		0.45		3.80		41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42		0.42		0.33		3.20		11
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58		0.58		0.48		3.43		28
Seven months ended 02/29/20	8.88	0.18	0.42	0.60	(0.19)	9.29	6.83	933	0.71	(d)	0.71	(d)	0.54	(d)	3.40	(d)	11
Period ended 07/31/19(e)	8.80	0.08	0.06	0.14	(0.06)	8.88	1.62	10	0.84	(d)	0.84	(d)	0.52	(d)	4.64	(d)	37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco California Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek tax-free income.

 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser

29	Invesco California Municipal Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The

30	Invesco California Municipal Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.480%

Next $250 million	0.455%

Next $250 million	0.425%

Next $500 million	0.380%

Next $500 million	0.370%

Next $500 million	0.355%

Next $1.5 billion	0.350%

Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

 For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.40%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

 Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation

31	Invesco California Municipal Fund

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $24,741 in front-end sales commissions from the sale of Class A shares and $27,377 and $2,844 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$2,169,621,791	$–	$2,169,621,791
U.S. Dollar Denominated Bonds & Notes	–	–	2,350,000	2,350,000
Total Investments in Securities	–	2,169,621,791	2,350,000	2,171,971,791
Other Investments - Assets
Investments Matured	–	589,048	–	589,048
Total Investments	$–	$2,170,210,839	$2,350,000	$2,172,560,839

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,784.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

32	Invesco California Municipal Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

 During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $5,811,957 with an average interest rate of 5.23%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

 Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $145,988,571 and 3.81%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$95,701,967	$239,653,485	$335,355,452

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $286,549,246 and $172,622,112, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$39,627,563

Aggregate unrealized (depreciation) of investments	(131,902,651)

Net unrealized appreciation (depreciation) of investments	$(92,275,088)

 Cost of investments for tax purposes is $2,264,835,927.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	9,086,729	$72,552,142	24,900,060	$200,588,212

Class C	1,312,548	10,412,646	3,007,789	24,025,621

Class Y	23,956,181	191,460,256	59,470,494	479,972,817

Class R6	1,073,151	8,626,088	124,837	1,053,180

Issued as reinvestment of dividends:
Class A	1,465,480	11,698,273	2,786,096	22,316,112

Class C	136,430	1,084,035	238,655	1,902,545

Class Y	942,104	7,520,858	1,348,570	10,797,332

Class R6	3,838	30,739	2,863	23,014

Automatic conversion of Class C shares to Class A shares:
Class A	489,594	3,911,374	1,322,854	10,678,105

Class C	(492,058)	(3,911,374)	(1,329,355)	(10,678,105)

33	Invesco California Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(11,494,078)	$(91,688,745)	(40,090,157)	$(324,935,905)

Class C	(1,140,955)	(9,050,989)	(4,253,359)	(34,224,428)

Class Y	(11,204,050)	(89,508,475)	(54,207,858)	(436,390,131)

Class R6	(255,768)	(2,054,312)	(89,498)	(729,301)

Net increase (decrease) in share activity	13,879,146	$111,082,516	(6,768,009)	$(55,600,932)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)

	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio

Class A	$1,000.00	$1,011.50	$5.56	$1,019.61	$5.58	1.10%

Class C	1,000.00	1,007.70	9.34	1,015.84	9.37	1.85

Class Y	1,000.00	1,012.80	4.30	1,020.86	4.32	0.85

Class R6	1,000.00	1,014.30	4.05	1,021.11	4.06	0.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

35	Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

36	Invesco California Municipal Fund

performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of Oppenheimer Funds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources
The

Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

 The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco California Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Environmental Focus Municipal Fund

Nasdaq:

A: OPAMX ∎ C: OPCMX ∎ Y: OPYMX ∎ R6: IOMUX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.79%
Class C Shares	1.32
Class Y Shares	1.82
Class R6 Shares	1.83
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.08

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Environmental Focus Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (11/7/06)	2.93%
10 Years	2.79
5 Years	0.39
1 Year	-2.97

Class C Shares
Inception (11/7/06)	2.81%
10 Years	2.68
5 Years	0.61
1 Year	-0.42

Class Y Shares
Inception (7/29/11)	3.60%
10 Years	3.39
5 Years	1.50
1 Year	1.58

Class R6 Shares
10 Years	3.37%
5 Years	1.53
1 Year	1.58

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Municipal Fund. The Fund was subsequently renamed the Invesco Environmental Focus Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Environmental Focus Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reason-ably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Environmental Focus Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.45%
Arizona–2.26%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$99,060
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,011,559
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	775,712
				1,886,331

Arkansas–1.76%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,463,714

California–12.19%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(c)	4.00%	08/01/2031	1,000	978,887
Series 2023, RB(c)	5.00%	08/01/2029	1,500	1,545,482
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,000	970,499
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,000	881,545
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,468,172
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	514,834
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,655,234
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,091,593
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.25%	05/15/2047	1,000	1,053,858
				10,160,104

Colorado–3.34%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,529,413
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,256,449
				2,785,862

District of Columbia–4.71%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,837,249
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,000	1,084,821
				3,922,070

Florida–2.93%
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,443,151
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(b)	7.38%	01/01/2049	900	901,825
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	91,754
				2,436,730

Georgia–4.94%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,290
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	1,000	1,064,228
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,402,498
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	213,631
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	158,914
				4,115,561

Illinois–3.71%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,064,164
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,079,930
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2038	1,000	946,156
				3,090,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–1.20%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	$1,000	$998,403

Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	92,001

Kentucky–1.14%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	950,575

Louisiana–1.91%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,590,890

Maryland–2.41%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,008,592

Massachusetts–1.20%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,003,161

Minnesota–10.02%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,000,954

Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	987,361

Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	125	119,752

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,593,135

Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(e)	5.38%	10/01/2044	500	305,000

International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,216

Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	234,072

Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	190	184,640

Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	4,995

Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,050,719

St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	203	181,334

St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,245	1,245,163

Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	863,806

Series 2007, RB(b)	5.50%	02/01/2042	510	466,920

				8,353,067

Nevada–0.57%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	500	474,094

New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	769,845

New Jersey–4.19%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	103,476

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	79	83,259

New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,045,754

New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	5.00%	07/01/2045	2,250	2,262,038

				3,494,527

New Mexico–1.86%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,545,087

New York–18.36%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,011,836

Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,057,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 2018 E-1, GO Bonds	4.00%	03/01/2042	$1,000	$968,215

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	2,240	2,132,576

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,084,218

New York (State of) Dormitory Authority; Series 2020 A, RB	4.00%	07/01/2053	1,000	891,469

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,264,821

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	1,913,154

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(d)	2.75%	11/15/2041	1,000	769,783

Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	727,575

Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,417,856

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 C, RB	5.00%	05/15/2047	1,000	1,061,659

				15,300,910

Oregon–2.88%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,332,125

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,068,753

				2,400,878

Pennsylvania–4.26%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,500	1,377,737

Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,171,607

				3,549,344

Tennessee–0.12%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,723

Texas–1.58%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,314,832

Washington–5.64%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	1,924,059

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,779,193

				4,703,252

Wisconsin–4.24%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,245,298

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	100	100,629

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,014,909

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	92,476

Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	81,145

				3,534,457

TOTAL INVESTMENTS IN SECURITIES(f)–98.45% (Cost $84,045,586)				82,045,260

OTHER ASSETS LESS LIABILITIES–1.55%				1,292,657

NET ASSETS–100.00%				$83,337,917

Investment Abbreviations:
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
RB	- Revenue Bonds
Ref.	- Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $12,299,481, which represented 14.76% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	90.55%
General Obligation Bonds	9.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $84,045,586)	$82,045,260

Cash	98,559

Receivable for:
Investments sold	1,785,942

Fund shares sold	50,971

Interest	948,187

Investment for trustee deferred compensation and retirement plans	16,790

Other assets	55,817

Total assets	85,001,526

Liabilities:
Payable for:
Investments purchased	1,415,097

Dividends	98,851

Fund shares reacquired	61,241

Accrued fees to affiliates	35,501

Accrued interest expense	1,467

Accrued trustees’ and officers’ fees and benefits	1,509

Accrued other operating expenses	33,153

Trustee deferred compensation and retirement plans	16,790

Total liabilities	1,663,609

Net assets applicable to shares outstanding	$83,337,917

Net assets consist of:
Shares of beneficial interest	$97,825,142

Distributable earnings (loss)	(14,487,225)

$83,337,917

Net Assets:
Class A	$55,017,986

Class C	$4,384,365

Class Y	$21,517,873

Class R6	$2,417,693

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,887,102

Class C	389,761

Class Y	1,912,142

Class R6	214,741

Class A:
Net asset value per share	$11.26

Maximum offering price per share (Net asset value of $11.26 ÷ 95.75%)	$11.76

Class C:
Net asset value and offering price per share	$11.25

Class Y:
Net asset value and offering price per share	$11.25

Class R6:
Net asset value and offering price per share	$11.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Environmental Focus Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$ 2,037,540

Expenses:

Advisory fees	164,964

Administrative services fees	6,043

Custodian fees	4,162

Distribution fees:
Class A	71,028

Class C	24,428

Interest, facilities and maintenance fees	21,366

Transfer agent fees – A, C and Y	33,458

Transfer agent fees – R6	175

Trustees’ and officers’ fees and benefits	8,519

Registration and filing fees	29,841

Reports to shareholders	7,244

Professional services fees	30,702

Other	4,045

Total expenses	405,975

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(96,357)

Net expenses	309,618

Net investment income	1,727,922

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(100,840))	(1,860,623)

Change in net unrealized appreciation of unaffiliated investment securities	1,659,655

Net realized and unrealized gain (loss)	(200,968)

Net increase in net assets resulting from operations	$ 1,526,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$1,727,922	$3,581,022

Net realized gain (loss)	(1,860,623)	(11,234,689)

Change in net unrealized appreciation (depreciation)	1,659,655	(3,940,503)

Net increase (decrease) in net assets resulting from operations	1,526,954	(11,594,170)

Distributions to shareholders from distributable earnings:
Class A	(1,104,764)	(1,941,556)

Class C	(76,517)	(149,753)

Class Y	(442,081)	(940,908)

Class R6	(48,475)	(60,634)

Total distributions from distributable earnings	(1,671,837)	(3,092,851)

Share transactions–net:
Class A	(2,255,992)	(15,128,675)

Class C	(1,042,764)	(3,208,279)

Class Y	(52,030)	(13,589,402)

Class R6	298,830	1,470,304

Net increase (decrease) in net assets resulting from share transactions	(3,051,956)	(30,456,052)

Net increase (decrease) in net assets	(3,196,839)	(45,143,073)

Net assets:
Beginning of period	86,534,756	131,677,829

End of period	$83,337,917	$86,534,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Environmental Focus Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$11.28	$0.23	$(0.03)	$0.20	$(0.22)	$ -	$(0.22)	$11.26	1.79%	$55,018	0.75	%(d)	0.98	%(d)	0.70	%(d)	4.02	%(d)	9%
Year ended 02/28/23	12.81	0.40	(1.58)	(1.18)	(0.35)	-	(0.35)	11.28	(9.23)	57,366	0.79		0.99		0.70		3.44		101
Year ended 02/28/22	13.56	0.29	(0.28)	0.01	(0.30)	(0.46)	(0.76)	12.81	(0.14)	81,812	0.74		0.90		0.70		2.11		46
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	-	(0.37)	13.56	0.46	89,194	0.75		0.95		0.70		2.69		63
Eleven months ended 02/29/20	13.09	0.33	0.88	1.21	(0.43)	-	(0.43)	13.87	9.36	81,165	0.86	(d)	0.92	(d)	0.76	(d)	2.65	(d)	14
Year ended 03/31/19	12.68	0.48	0.40	0.88	(0.47)	-	(0.47)	13.09	7.12	54,800	0.99		1.19		0.95		3.76		79
Year ended 03/31/18	12.71	0.45	(0.01)	0.44	(0.47)	-	(0.47)	12.68	3.49	60,899	0.98		1.13		0.95		3.49		9
Class C
Six months ended 08/31/23	11.28	0.19	(0.04)	0.15	(0.18)	-	(0.18)	11.25	1.32	4,384	1.50	(d)	1.73	(d)	1.45	(d)	3.27	(d)	9
Year ended 02/28/23	12.80	0.31	(1.57)	(1.26)	(0.26)	-	(0.26)	11.28	(9.85)	5,423	1.54		1.74		1.45		2.69		101
Year ended 02/28/22	13.56	0.20	(0.29)	(0.09)	(0.21)	(0.46)	(0.67)	12.80	(0.87)	9,678	1.42		1.65		1.38		1.43		46
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	-	(0.29)	13.56	(0.01)	13,982	1.30		1.70		1.25		2.14		63
Eleven months ended 02/29/20	13.08	0.26	0.87	1.13	(0.35)	-	(0.35)	13.86	8.77	26,381	1.62	(d)	1.68	(d)	1.31	(d)	2.10	(d)	14
Year ended 03/31/19	12.66	0.39	0.41	0.80	(0.38)	-	(0.38)	13.08	6.47	25,961	1.75		1.95		1.62		3.10		79
Year ended 03/31/18	12.70	0.35	(0.02)	0.33	(0.37)	-	(0.37)	12.66	2.65	29,457	1.73		1.88		1.70		2.73		9
Class Y
Six months ended 08/31/23	11.28	0.24	(0.03)	0.21	(0.24)	-	(0.24)	11.25	1.82	21,518	0.50	(d)	0.73	(d)	0.45	(d)	4.27	(d)	9
Year ended 02/28/23	12.80	0.43	(1.57)	(1.14)	(0.38)	-	(0.38)	11.28	(8.93)	21,616	0.54		0.74		0.45		3.69		101
Year ended 02/28/22	13.56	0.32	(0.29)	0.03	(0.33)	(0.46)	(0.79)	12.80	0.03	39,370	0.49		0.65		0.45		2.36		46
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	-	(0.40)	13.56	0.78	42,810	0.50		0.70		0.45		2.94		63
Eleven months ended 02/29/20	13.09	0.36	0.87	1.23	(0.46)	-	(0.46)	13.86	9.54	46,639	0.62	(d)	0.68	(d)	0.51	(d)	2.91	(d)	14
Year ended 03/31/19	12.68	0.49	0.41	0.90	(0.49)	-	(0.49)	13.09	7.26	26,214	0.74		0.94		0.82		3.89		79
Year ended 03/31/18	12.71	0.45	(0.00)	0.45	(0.48)	-	(0.48)	12.68	3.57	27,590	0.72		0.87		0.87		3.55		9
Class R6
Six months ended 08/31/23	11.29	0.24	(0.03)	0.21	(0.24)	-	(0.24)	11.26	1.83	2,418	0.50	(d)	0.66	(d)	0.45	(d)	4.27	(d)	9
Year ended 02/28/23	12.81	0.42	(1.56)	(1.14)	(0.38)	-	(0.38)	11.29	(8.91)	2,129	0.54		0.67		0.45		3.69		101
Year ended 02/28/22	13.57	0.30	(0.26)	0.04	(0.34)	(0.46)	(0.80)	12.81	0.09	817	0.49		0.57		0.45		2.36		46
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	-	(0.41)	13.57	0.88	10	0.40		0.71		0.35		3.04		63
Period ended 02/29/20(e)	13.29	0.31	0.66	0.97	(0.39)	-	(0.39)	13.87	7.42	10	0.57	(d)	0.63	(d)	0.41	(d)	3.00	(d)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Environmental Focus Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,

13	Invesco Environmental Focus Municipal Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These

14	Invesco Environmental Focus Municipal Fund

duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks – Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The issuers that are deemed appropriate to meet the Fund’s standards for high potential positive environmental impact based on the Adviser’s proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors may underperform similar issuers that do not meet the Fund’s standards or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not focus on investing in issuers with high potential for positive environmental impact or funds that use a different environmental focus investment process or methodology. Information used by the Fund to evaluate environmental factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its investment process, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer’s high potential positive environmental impact may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.400%

Next $500 million	0.350%

Next $500 million	0.300%

Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

15	Invesco Environmental Focus Municipal Fund

The Adviser has contractually agreed, through at least June 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended August 31, 2023, the Adviser waived advisory fees of $62,454 and reimbursed class level expenses of $22,896, $1,968, $8,594 and $175 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $620 in front-end sales commissions from the sale of Class A shares and $0 and $24 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $695,698 and securities sales of $2,892,372, which resulted in net realized gains (losses) of $(100,840).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $270.

16	Invesco Environmental Focus Municipal Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $44,022 with an average interest rate of 5.28%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $0 and 0.00%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,430,258	$5,018,259	$11,448,517

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $7,119,603 and $9,851,588, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 1,461,510

Aggregate unrealized (depreciation) of investments	(3,146,147)

Net unrealized appreciation (depreciation) of investments	$(1,684,637)

Cost of investments for tax purposes is $83,729,897.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	109,451	$1,246,727	979,815	$11,327,270

Class C	16,225	184,261	17,487	202,245

Class Y	370,586	4,235,065	1,315,819	15,133,276

Class R6	46,698	536,063	170,376	1,984,804

17	Invesco Environmental Focus Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	62,248	$710,905	107,015	$1,228,877

Class C	5,103	58,263	9,984	114,592

Class Y	23,409	267,188	45,997	528,134

Class R6	3,699	42,236	4,660	53,203

Automatic conversion of Class C shares to Class A shares:
Class A	91,130	1,042,656	133,485	1,553,612

Class C	(91,204)	(1,042,656)	(133,581)	(1,553,612)

Reacquired:
Class A	(459,400)	(5,256,280)	(2,524,129)	(29,238,434)

Class C	(21,340)	(242,632)	(169,172)	(1,971,504)

Class Y	(398,159)	(4,554,283)	(2,520,150)	(29,250,812)

Class R6	(24,281)	(279,469)	(50,208)	(567,703)

Net increase (decrease) in share activity	(265,835)	$(3,051,956)	(2,612,602)	$(30,456,052)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Environmental Focus Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,017.90	$3.80	$1,021.37	$3.81	0.75%
Class C	1,000.00	1,013.20	7.59	1,017.60	7.61	1.50
Class Y	1,000.00	1,018.20	2.54	1,022.62	2.54	0.50
Class R6	1,000.00	1,018.30	2.54	1,022.62	2.54	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

19	Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst

20	Invesco Environmental Focus Municipal Fund

performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board further considered that the Fund changed it strategy to incorporate consideration of environmental criteria effective September 4, 2020, and that performance prior to that date is that of the Fund using its previous investment strategy, which did not apply environmental criteria. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that, unlike the Fund, many of the peer funds do not incorporate environmental criteria into the investment process. The Board considered that the Fund’s longer duration positioning relative to its peers negatively impacted its performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for

21	Invesco Environmental Focus Municipal Fund

executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22	Invesco Environmental Focus Municipal Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at

invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-MUNI-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco High Yield Municipal Fund

Nasdaq:

A: ACTHX ∎ C: ACTFX ∎ Y: ACTDX ∎ R5: ACTNX ∎ R6: ACTSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

40	Financial Statements

44	Financial Highlights

45	Notes to Financial Statements

51	Fund Expenses

52	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.11%
Class C Shares	-0.49
Class Y Shares	0.02
Class R5 Shares	0.12
Class R6 Shares	0.04
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	2.70
Custom Invesco High Yield Municipal Index∎ (Style-Specific Index)	2.38
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	0.98
Source(s): ◆RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.
The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

 The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index is considered representative of investment-grade US municipal bonds.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (1/2/86)	5.20%
10 Years	3.61
5 Years	-0.10
1 Year	-6.18
Class C Shares
Inception (12/10/93)	4.49%
10 Years	3.44
5 Years	0.01
1 Year	-3.65
Class Y Shares
Inception (3/1/06)	3.95%
10 Years	4.33
5 Years	1.00
1 Year	-1.83
Class R5 Shares
Inception (4/30/12)	3.69%
10 Years	4.30
5 Years	1.02
1 Year	-1.64
Class R6 Shares
10 Years	4.27%
5 Years	1.08
1 Year	-1.69

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco High Yield Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.77%(a)
Alabama–4.05%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,750	$7,340,201
Black Belt Energy Gas District (The); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,168,842
Energy Southeast, A Cooperative District; Series 2023 A-1, RB(b)	5.50%	01/01/2031	20,000	21,119,114
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	8,500	8,581,855
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	834,000
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	12,774,000
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	2,682,000
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,560,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	3,945,000
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.50%	10/01/2038	7,000	7,324,687
Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	11,700	12,240,270
Series 2013 F, Revenue Wts.(f)	7.50%	10/01/2039	27,640	28,940,067
Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	95,055	99,520,851
Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	64,150	67,161,945
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,023,024
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	3,986,165
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	34,100	30,979,202
				314,181,223

Alaska–0.05%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	29,998	3,619,402

American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,907,734

Arizona–2.52%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(h)	5.00%	07/01/2039	1,000	963,493
Series 2022, RB(h)	5.25%	07/01/2052	500	465,628
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(h)	6.00%	07/01/2037	13,265	13,521,626
Series 2017, Ref. RB(h)	6.00%	07/01/2047	15,000	15,094,966
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(h)	5.13%	07/01/2037	1,180	1,157,590
Series 2017 A, Ref. RB(h)	5.38%	07/01/2050	6,000	5,600,700
Series 2017 D, Ref. RB(h)	5.00%	07/01/2051	3,300	2,900,253
Series 2017 G, Ref. RB(h)	5.00%	07/01/2037	1,105	1,070,618
Series 2017 G, Ref. RB(h)	5.00%	07/01/2051	1,000	878,865
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(h)	5.00%	07/01/2043	1,000	927,500
Series 2023, RB(h)	5.25%	07/01/2053	1,000	917,037
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR	5.00%	07/15/2039	1,325	1,282,631
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(h)	5.70%	07/01/2047	9,730	9,761,745
Series 2016, RB(h)	5.80%	07/01/2052	4,920	4,941,094
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(h)	5.00%	07/01/2039	2,635	2,472,924
Series 2019, RB(h)	5.00%	07/01/2054	6,210	5,365,088
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(h)	5.00%	06/01/2031	5,670	5,631,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(h)	5.25%	12/15/2038	$1,015	$1,005,454
Series 2018 A, RB(h)	5.50%	12/15/2048	2,265	2,192,731
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(j)	4.00%	02/01/2050	15,285	13,754,638
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	10,000	9,439,061
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,187,327
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,818,483
Series 2017, Ref. RB	5.00%	11/15/2036	2,195	1,967,090
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,385,829
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,779,191
Series 2018, RB	5.00%	11/15/2053	5,970	4,586,541
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(h)	5.00%	07/01/2054	950	817,186
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(h)	5.00%	07/01/2036	2,475	2,438,010
Series 2016, Ref. RB(h)	5.00%	07/01/2047	1,525	1,401,568
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(h)	6.25%	07/01/2053	1,900	1,879,472
Series 2023, RB(h)	6.38%	07/01/2058	1,250	1,236,059
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 3,669,027)(d)(e)	5.50%	11/15/2034	3,695	2,832,138
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 6,015,000)(d)(e)	5.75%	11/15/2040	6,015	4,373,078
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(h)	5.00%	07/01/2045	3,515	3,189,301
Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	2,125	1,916,182
Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,600	1,442,772
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(h)	6.75%	07/01/2044	5,250	5,305,299
Series 2015, Ref. RB(h)	5.00%	07/01/2045	1,845	1,652,943
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(h)	9.50%	04/01/2052	7,900	6,977,248
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,030	996,563
Series 2006, RB	5.80%	12/01/2036	4,385	3,842,272
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(h)	5.38%	06/15/2035	2,370	2,386,349
Series 2015, Ref. RB(h)	5.63%	06/15/2045	3,500	3,441,442
Series 2019, Ref. RB(h)	5.00%	06/15/2052	6,050	5,307,281
Series 2022, Ref. RB(h)	4.00%	06/15/2051	8,800	6,452,683
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,125	1,065,042
Series 2020, Ref. RB(h)	5.75%	05/01/2050	5,000	4,701,714
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School);
Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,030,338
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(h)	5.00%	07/01/2049	1,500	1,325,654
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(h)	7.00%	07/01/2045	3,077	2,835,527
Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(h)	7.00%	09/01/2037	3,107	3,106,762
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	2,000	1,337,246
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	82	79,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(h)	6.13%	10/01/2047	$2,800	$1,735,696
Series 2017 A, RB(h)	6.13%	10/01/2052	2,800	1,682,812
				195,302,469

Arkansas–0.44%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(c)(h)	4.50%	09/01/2049	4,750	4,413,103
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(c)(h)	4.75%	09/01/2049	3,000	2,895,773
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	15,500	15,125,041
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds);
Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,548,534
				33,982,451

California–10.40%
Antelope Valley Community College District; Series 2022, GO Bonds (INS - AGM)(g)(j)(l)	3.00%	08/01/2050	10,000	7,397,517
Bay Area Toll Authority (San Francisco Bay Area);
Series 2019 S-8, Ref. RB	3.00%	04/01/2054	5,000	3,643,382
Series 2023 F-2, RB(j)	4.13%	04/01/2054	10,000	9,904,648
Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,612,533
California (State of);
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2046	8,195	6,601,120
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2050	4,000	3,129,803
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(b)	5.25%	10/01/2031	3,500	3,630,236
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	12,780	2,101,113
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	25,000	6,141,317
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB	5.25%	04/01/2040	6,255	7,373,059
Series 2014 U-6, RB(j)	5.00%	05/01/2045	15,000	17,098,406
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(j)	5.00%	11/01/2047	10,000	10,922,312
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(h)	8.00%	08/15/2024	26,000	26,004,095
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,500	1,421,135
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,598,155
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB(h)	6.63%	01/01/2032	865	846,022
Series 2012, RB(h)	6.88%	01/01/2042	1,465	1,387,237
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(g)	5.25%	11/01/2052	3,000	3,204,845
California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(h)	5.00%	07/01/2037	13,500	13,498,098
Series 2012, RB(c)(h)	5.00%	11/21/2045	20,710	20,219,838
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern
California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(c)(d)(e)(h)	7.00%	12/01/2027	9,925	992,500
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2046	2,000	1,790,182
Series 2021, RB(h)	5.00%	11/15/2051	1,735	1,515,131
Series 2021, RB(h)	5.00%	11/15/2056	915	786,178
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	1,540	1,384,951
Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	913,644
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,002,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(h)	5.00%	08/01/2050	$1,200	$1,155,033
Series 2022, RB(h)	5.00%	08/01/2052	1,000	957,595
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(h)	5.00%	08/01/2032	700	721,210
Series 2022, Ref. RB(h)	5.38%	08/01/2042	1,150	1,169,066
Series 2022, Ref. RB(h)	5.75%	08/01/2052	1,160	1,190,187
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.50%	06/01/2042	5,000	4,999,608
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(h)	5.00%	06/01/2058	500	441,127
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(g)(j)	5.38%	08/15/2057	10,000	10,790,683
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(h)	6.13%	11/01/2033	1,560	1,564,748
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	6,570	6,281,288
California (State of) Statewide Communities Development Authority (Emanate Health);
Series 2020 A, RB	3.00%	04/01/2050	5,000	3,506,435
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(g)	5.25%	08/15/2052	2,000	2,141,701
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.);
Series 2012, RB	5.25%	11/15/2034	4,350	4,324,206
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(h)	5.00%	12/01/2046	6,630	6,380,044
Series 2016 A, RB(h)	5.25%	12/01/2056	16,795	16,430,792
Series 2018 A, RB(h)	5.50%	12/01/2058	49,340	49,375,342
Series 2018, RB(h)	5.25%	12/01/2043	500	498,390
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,233,376
Series 2006 A, RB(i)	0.00%	06/01/2046	181,950	44,012,104
Series 2006 C, RB(h)(i)	0.00%	06/01/2055	211,450	12,547,612
California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(i)	0.00%	08/01/2049	29,405	7,494,846
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	330	330,000
Series 2008, RB	6.75%	09/01/2028	2,550	2,592,027
Series 2008, RB	6.88%	09/01/2038	4,440	4,514,976
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(m)	6.00%	01/15/2024	20,000	20,210,068
Series 2014 A, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2036	61,010	36,544,337
Series 2014 A, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2037	20,000	11,210,558
Series 2014 A, Ref. RB(f)	6.85%	01/15/2042	5,000	5,814,135
Series 2014 C, Ref. RB(b)(m)	6.50%	01/15/2024	10,750	10,873,410
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	478,053	47,539,264
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(i)	0.00%	06/01/2036	173,915	75,818,244
Series 2007 D, RB(i)	0.00%	06/01/2057	46,635	3,448,747
Series 2007 F, RB(h)(i)	0.00%	06/01/2057	99,650	5,505,792
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(g)	4.00%	09/01/2058	3,500	3,280,624
Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(c)(g)	5.25%	06/01/2047	1,750	1,842,914
Long Beach Community College District (Election of 2008); Series 2012 B, GO Bonds(f)	4.75%	08/01/2049	12,000	7,804,351
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(j)(l)	5.00%	05/15/2051	5,000	5,136,028
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,779,665
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2023, Ref. RB(c)	4.13%	05/15/2043	500	479,730
Series 2023, Ref. RB(c)	5.25%	05/15/2048	7,315	7,735,916
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	969,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2036	$7,650	$4,561,565
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2037	13,130	7,382,089
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2038	13,515	7,133,393
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2039	13,895	6,921,776
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2040	14,280	6,713,158
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2041	14,080	6,271,868
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,298,037
Series 2021 B, RB(c)(j)	5.00%	07/01/2056	13,970	14,167,335
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(f)	5.25%	07/01/2042	10,000	7,005,809
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	1,435	1,472,674
Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,308,358
San Francisco (City & County of), CA Community Facilities District No. 2014-1 (Transbay Transit Center); Series 2022 A, RB	5.00%	09/01/2052	1,025	1,053,566
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community
Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(i)	0.00%	08/01/2036	5,710	2,749,732
Series 2013 C, RB(i)	0.00%	08/01/2038	2,000	844,815
Series 2013 C, RB(i)	0.00%	08/01/2043	17,000	5,322,717
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022, GO Bonds (INS - AGM)(g)(j)(l)	3.00%	08/01/2050	16,770	12,382,669
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,928	12,377,403
San Luis Coastal Unified School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2049	10,000	9,692,750
Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	2,700	2,551,568
Santa Rosa High School District (Election of 2022);
Series 2023 A, GO Bonds	4.00%	08/01/2046	3,500	3,397,160
Series 2023 A, GO Bonds	4.00%	08/01/2049	4,000	3,846,510
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(f)(g)	6.75%	02/01/2052	7,500	5,226,760
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	10,000	4,845,035
Series 2007 A, RB(i)	0.00%	06/01/2047	20,000	4,847,774
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,302,743
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,449,000
Series 2008 A, RB(i)	0.00%	12/01/2045	18,085	3,619,409
Series 2008 A, RB(i)	0.00%	12/01/2046	18,085	3,357,487
Series 2008 A, RB(i)	0.00%	12/01/2047	18,085	3,111,334
Series 2008 A, RB(i)	0.00%	12/01/2048	18,085	2,882,071
Series 2008 A, RB(i)	0.00%	12/01/2049	18,085	2,668,527
Series 2008 A, RB(i)	0.00%	12/01/2050	18,085	2,469,941
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(i)	0.00%	06/01/2046	31,025	5,970,817
Series 2019, Ref. RB(i)	0.00%	06/01/2054	19,300	3,583,973
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District);
Series 2004 A, RB	5.80%	09/01/2031	3,015	3,043,140
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(j)	4.00%	08/01/2052	10,000	9,479,643
				807,077,311

Colorado–12.26%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,667,696
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,723,381
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,244,332
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(f)	5.75%	12/01/2051	6,055	3,907,410
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	425,257
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,195,659
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	35,636,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$4,998	$4,958,034
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,945,177
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,340,452
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,177,080
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	481,816
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,568,098
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(h)	4.88%	12/01/2051	4,500	3,365,405
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,375,299
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	599,840
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,490,467
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,486,521
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,855,872
Baseline Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,442,739
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,062,259
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,695,244
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,865,318
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	1,973,912
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,013,571
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(f)(h)	6.75%	12/01/2049	3,785	3,254,284
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,088,547
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,475,001
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,266,156
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	612,023
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(f)	7.50%	12/01/2048	7,075	4,961,656
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(f)	7.50%	12/01/2049	30,465	18,906,107
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,297	6,066,386
Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	1,000	963,345
Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,628,134
Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,128,877
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,624	1,542,180
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	4,980
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,923,283
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	6,863,190
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,696,128
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,569,519
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,240,049
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,464,082
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(h)	5.00%	12/01/2047	500	449,211
Series 2018, RB	5.25%	12/01/2048	5,550	5,154,667
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	6,375	5,527,546
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	458,564
Series 2021, GO Bonds	5.00%	12/01/2051	835	694,418
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,546,528
Series 2020 B, RB	7.88%	12/15/2050	465	422,235
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	3,933,402
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	571,968
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,295,129
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	465,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	$1,160	$1,037,319
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,307,375
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,063,306
Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,234,060
Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,995	2,781,353
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	990	990,744
Series 2008, RB	6.50%	07/01/2038	1,000	1,000,402
Series 2013, RB	7.45%	08/01/2048	2,245	2,246,732
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,878,820
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,577,647
Series 2022, RB	5.25%	11/01/2052	7,500	7,647,064
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(h)	5.75%	12/01/2035	1,650	1,210,566
Series 2015 A, Ref. RB(h)	6.13%	12/01/2045	2,300	1,549,049
Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	4,070	2,702,345
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,690	2,500,176
Series 2007 A, RB	5.30%	07/01/2037	2,895	2,266,332
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,018,340
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	13,610,152
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(f)	6.00%	12/01/2047	30,920	26,327,131
Series 2019 A-2, GO Bonds(f)	6.25%	12/01/2048	15,075	14,022,040
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,895,329
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	338,728
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	10,950,185
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	5,000	3,694,012
Series 2020 B, GO Bonds(h)	7.50%	12/15/2050	3,495	3,039,494
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,410,885
Copperleaf Metropolitan District No. 6; Series 2018 B, GO Bonds(b)(m)	7.50%	12/15/2023	820	853,193
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,003,022
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,631,173
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	516,062
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,527,190
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,541,790
Series 2018 A, GO Bonds	5.75%	12/01/2048	10,415	10,092,054
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,504,409
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,976	1,852,094
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	586,595
Denver (City & County of), CO;
Series 2018 A, RB(c)(j)	5.25%	12/01/2043	17,500	18,018,511
Series 2021 A, RB(j)	4.00%	08/01/2051	17,350	15,897,080
Series 2022 A, RB(c)	5.00%	11/15/2047	12,550	12,924,748
Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,575,804
Series 2022, RB(c)(j)(l)	5.00%	11/15/2042	4,000	4,167,364
Series 2022, RB(c)(j)(l)	5.75%	11/15/2045	8,000	8,761,016
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	30,840	30,661,230
Denver (City & County of), CO Airport System; Series 2022 D, RB(c)(j)(l)	5.00%	11/15/2053	26,000	26,593,866
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,018,361
Series 2016, Ref. RB	5.00%	12/01/2040	250	242,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	$2,130	$1,944,246
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,687,160
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,280,068
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(h)	8.00%	12/15/2051	1,905	1,689,537
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,772,980
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,815,877
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,904,008
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	513,190
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(h)	6.00%	12/01/2049	2,970	2,784,953
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	905,638
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,464,103
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	631,615
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,039,236
Series 2017 A, RB	5.25%	12/01/2047	1,015	952,705
Series 2017 B, RB	7.75%	12/15/2047	1,000	944,726
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(h)	5.50%	12/01/2052	5,490	5,042,625
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	511,244
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,557,994
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,216,531
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	9,000	6,495,189
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,207,428
Series 2022 C, GO Bonds(h)	8.25%	12/15/2052	15,569	13,748,378
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	465,305
HM Metropolitan District No. 2; Series 2021, GO Bonds(f)	5.75%	12/01/2051	15,000	7,981,443
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	772,099
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	675,031
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,349,463
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	3,955,512
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,859,593
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,404	4,364,302
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,576,797
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,115,221
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,725,916
Series 2020 B, GO Bonds(h)	7.75%	12/15/2050	711	646,986
Jones District Community Authority Board; Series 2020 A, RB(f)	5.75%	12/01/2050	6,815	5,750,410
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	850	670,907
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,365,795
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,186	10,046,471
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,577,604
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,502,376
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,653,367
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,371,384
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,719,631
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,819,973
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	2,998,078
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,144,341
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	589,018
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	274,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds	5.25%	12/01/2049	$3,355	$3,077,975
Series 2020 B, Ref. GO Bonds(h)	7.75%	12/15/2049	494	449,782
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	551,474
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,326,733
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	550	544,120
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,601,290
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,321,121
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,872,381
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,439,196
Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,116,418
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	469,619
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,196,493
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	949,921
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,281,125
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,293,232
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,903,299
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,816	2,796,648
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,560,048
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	2,701,868
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,364,945
Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,394,069
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2051	1,725	1,474,970
Series 2021 B, GO Bonds(h)	7.63%	12/15/2051	1,652	1,473,933
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	922,086
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	439,692
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(h)	4.75%	12/01/2045	3,930	2,672,400
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,063,882
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	570,629
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	518,163
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	820,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,366,385
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	3,880,230
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	558,526
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,458,142
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	368,084
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2041	5,645	3,791,279
Series 2021 B, GO Bonds(h)	8.25%	12/15/2051	7,200	5,881,599
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	12,492,824
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	543,297
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,037,389
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	743,188
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	565	483,843
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	440,428
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,631,234
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	656	605,119
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,057,229
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,631,038
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	716	676,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	$7,545	$7,241,542
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,551,821
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	2,682,799
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	3,957,064
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,075,436
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,506,590
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	719,330
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	945,646
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,926,565
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(f)	5.50%	12/01/2051	3,000	2,238,291
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,170,128
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(h)	7.75%	12/15/2052	24,275	22,026,951
Velocity Metropolitan District No. 5;
Series 2020 A-2, GO Bonds(f)	6.00%	12/01/2050	13,100	8,956,841
Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	12,945,276
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,016,012
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(h)	5.70%	12/01/2051	27,543	24,269,269
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	873,831
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	755,636
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,393,223
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,572,573
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	506,890
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,640,424
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,533,818
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,672,419
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(h)	6.50%	12/01/2050	1,500	1,533,356
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(f)	5.20%	12/01/2050	1,000	674,618
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,718,115
Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(h)(m)	7.75%	12/01/2024	505	543,537
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	587,749
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	9,000	5,412,873
Series 2021 A-2, RB(f)	4.13%	12/01/2031	1,500	1,045,381
Series 2021 A-2, RB(f)	4.50%	12/01/2041	1,130	647,420
Series 2021 A-2, RB(f)	4.63%	12/01/2051	40,060	21,504,044
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(h)	5.13%	12/01/2050	2,700	2,200,895
				951,879,959

Connecticut–0.17%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	1,100	1,033,444
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	4,946,226
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	1,725	1,584,509
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(k)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2050	1,000	815,217
Series 2022 A, RB	7.00%	01/01/2053	4,000	4,076,135
				13,407,731

Delaware–0.18%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,098,683
Series 2016 A, RB	5.00%	06/01/2051	1,100	941,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–(continued)
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(h)	5.13%	07/01/2038	$7,992	$7,779,474
Series 2018, Ref. RB(h)	5.25%	07/01/2048	4,098	3,880,527
				13,700,287

District of Columbia–0.82%
Metropolitan Washington Airports Authority Aviation Revenue ; Series 2023, RB(c)(j)(l)	5.25%	10/01/2053	7,400	7,725,108
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	482,671
Series 2017 A, RB	5.00%	07/01/2037	950	873,251
Series 2017 A, RB	5.00%	07/01/2052	9,485	7,736,293
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,295,583
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(i)	0.00%	06/15/2046	100,920	22,994,783
Series 2006 C, RB(i)	0.00%	06/15/2055	60,320	5,804,919
Metropolitan Washington Airports Authority;
Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,142,599
Series 2022, Ref. RB (INS - AGM)(g)	4.00%	10/01/2052	5,000	4,590,070
Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,209,849
				63,855,126

Florida–7.76%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,194,050)(e)	5.00%	11/15/2024	2,320	2,218,032
Series 2014, RB (Acquired 09/15/2020; Cost $887,377)(e)	5.63%	11/15/2029	1,000	843,188
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(e)	6.00%	11/15/2029	4,000	3,392,078
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,772,544)(e)	6.00%	11/15/2034	3,305	2,524,783
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $20,022,437)(e)	6.25%	11/15/2044	22,145	15,552,989
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,771,376)(e)	6.38%	11/15/2049	5,130	3,537,119
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,182,774
Series 2022, RB(j)(l)	4.00%	12/01/2049	11,450	9,997,103
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(h)	5.00%	11/15/2061	40,750	27,431,902
Series 2022 B, RB(h)	6.50%	11/15/2033	3,325	2,895,792
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,749,175
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,249,889
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(j)(l)	5.00%	04/01/2052	10,000	10,130,013
Broward (County of), FL Airport System; Series 2017, RB(c)(j)(l)	5.00%	10/01/2042	12,045	12,221,691
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	740	739,907
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(h)	5.00%	12/15/2055	4,800	3,896,024
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(d)	4.00%	07/01/2038	2,750	962,500
Series 2018 A-1, RB(d)	4.00%	07/01/2043	1,000	350,000
Series 2018 A-1, RB(d)	5.00%	07/01/2048	5,660	1,981,000
Series 2018 A-1, RB(d)	4.13%	07/01/2053	2,000	700,000
Series 2018 B, RB(d)	5.00%	07/01/2043	500	40,000
Series 2018 B, RB(d)	5.00%	07/01/2053	1,100	88,000
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(h)	5.00%	06/01/2056	520	426,117
Series 2021, RB(h)	5.00%	06/01/2056	900	737,510
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	4,825	3,455,557
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(h)	5.00%	07/01/2037	1,000	811,555
Series 2017, Ref. RB(h)	5.00%	07/01/2046	600	431,577
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(h)	4.00%	06/15/2051	2,220	1,601,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(d)(e)(h)	6.75%	12/03/2035	$5,405	$1,770,138
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(d)(e)(h)	7.00%	12/01/2045	2,000	655,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(d)(e)(h)	7.13%	12/01/2050	1,000	327,500
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(h)	5.25%	12/01/2043	18,350	17,217,537
Series 2018 A, RB(h)	5.25%	12/01/2058	16,600	14,960,141
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(h)	5.00%	10/01/2049	2,420	2,286,358
Series 2021, RB(c)(h)	4.00%	10/01/2051	2,000	1,567,317
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $4,671,425)(d)(e)(h)	8.13%	05/15/2044	4,974	273,558
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $32,773,541)(d)(e)(h)	8.25%	05/15/2049	33,235	1,827,956
Series 2015 A, RB (Acquired 06/30/2015; Cost $259,809)(d)(e)(h)	5.50%	05/15/2025	260	14,289
Series 2015 A, RB (Acquired 06/30/2015; Cost $658,936)(d)(e)(h)	6.25%	05/15/2035	659	36,241
Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(d)(e)(h)	6.50%	05/15/2049	2,259	124,256
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,000,387
Escambia (County of), FL Health Facilities Authority;
Series 2020, Ref. RB	4.00%	08/15/2045	7,155	6,160,371
Series 2020, Ref. RB	4.00%	08/15/2050	8,650	7,196,271
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB (INS - AGM)(g)	3.00%	08/15/2050	12,500	8,906,616
Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(j)	5.00%	07/01/2052	10,000	10,610,181
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(b)(c)(h)	7.50%	08/15/2024	13,500	13,291,908
Series 2022 A, Ref. RB(b)(c)(h)	7.25%	10/03/2023	27,000	27,553,948
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(h)	5.63%	08/15/2042	1,515	1,426,659
Series 2022, Ref. RB(h)	5.88%	08/15/2052	5,000	4,662,051
Series 2022, Ref. RB(h)	6.00%	08/15/2057	5,500	5,139,097
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	46,290	46,383,853
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,603,497
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(h)(k)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(h)	6.38%	05/15/2037	2,705	2,277,363
Series 2017, Ref. RB(h)(k)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(h)	6.25%	06/15/2028	2,000	1,960,274
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(h)	6.13%	06/15/2046	14,035	13,973,670
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,638,319
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB(b)(c)(h)	6.25%	01/01/2024	11,410	11,386,405
Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	1,335	214
Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	272
Series 2011, Ref. RB(k)	0.00%	05/01/2039	13,870	7,212,400
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,283,078)(d)(e)	6.25%	04/01/2049	13,980	3,075,600
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,007,517
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	850	850,477
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	7,829,248
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,127,803
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(h)	5.50%	07/15/2048	2,250	1,967,978
Series 2018 A, RB(h)	5.75%	07/15/2053	2,030	1,862,611
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(h)	5.50%	06/15/2032	1,880	1,803,344
Series 2012, IDR(h)	5.75%	06/15/2042	3,210	3,026,090
Miami Beach (City of), FL (Arts and Cultural Facilities)(; Series 2023 A, GO Bonds	5.25%	05/01/2053	13,000	13,868,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2009, RB(i)	0.00%	10/01/2035	$12,000	$7,241,446
Series 2009, RB(i)	0.00%	10/01/2042	42,215	16,862,689
Series 2021, RB (INS - AGM)(g)(j)(l)	3.00%	10/01/2051	12,000	8,655,342
Series 2022 A, RB(j)	5.00%	04/01/2052	15,720	16,475,574
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	9,250	9,505,843
Series 2022, RB(j)	5.00%	07/01/2052	10,000	10,527,144
Series 2023 A, Ref. RB(c)	5.00%	10/01/2047	10,000	10,168,045
Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(g)	4.00%	10/01/2045	9,000	8,142,449
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	6,180	5,481,150
Series 2022, RB(j)	4.00%	10/01/2052	17,245	15,294,891
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	820	820,258
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,270	2,271,340
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	470	470,096
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	110	110,065
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	470	470,277
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	190	190,112
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(h)	5.88%	01/01/2033	7,000	6,996,834
Reunion East Community Development District;
Series 2002 A-2, RB(d)(k)	7.38%	05/01/2033	145	1
Series 2005, RB(d)(k)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 2018, RB(j)	4.00%	07/01/2048	36,680	32,810,150
Series 2022, RB	4.00%	07/01/2052	2,000	1,772,715
Seminole (County of), FL; Series 2022, RB(j)	5.00%	10/01/2052	10,000	10,560,428
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group);
Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,161,121
St. Johns (County of), FL; Series 2022, RB(j)	5.00%	06/01/2052	15,145	16,262,413
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(g)	4.00%	07/01/2053	19,835	18,219,886
Sterling Hill Community Development District; Series 2003 A, RB(k)(n)	6.20%	05/01/2035	1,375	701,085
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(g)(j)	6.00%	10/01/2029	13,440	15,738,099
Treeline Preserve Community Development District; Series 2007 A, RB(d)(k)	6.80%	05/01/2039	4,895	758,725
				601,932,431

Georgia–1.03%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(c)	5.00%	07/01/2052	2,100	2,146,823
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB(j)(l)	4.00%	07/01/2049	10,150	9,417,155
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	10,355	9,918,524
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	15,000	13,948,403
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(j)	4.00%	07/01/2049	15,000	13,554,758
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	6,130	5,447,732
Series 2021, RB	4.00%	02/15/2046	6,200	5,619,330
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(h)	5.00%	01/01/2054	6,000	4,901,511
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	7,416,793
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(h)	5.00%	11/01/2037	4,000	3,744,940
Series 2017 A, Ref. RB(h)	5.00%	11/01/2047	4,480	3,943,066
				80,059,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.13%
Hawaii (State of) Airport System; Series 2022 A, RB(c)(j)	5.00%	07/01/2047	$10,000	$10,288,786

Idaho–0.34%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(k)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	461,569
Series 2014, RB	4.00%	10/01/2033	1,000	812,210
Series 2014, RB	4.50%	10/01/2050	7,030	4,850,834
Series 2014, RB	4.55%	10/01/2056	23,000	15,475,060
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,191,697
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(h)(i)	0.00%	07/01/2049	9,112	1,522,709
				26,314,079

Illinois–7.81%
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	1,380	1,363,042
Series 2005, RB	6.00%	01/01/2026	4,500	4,173,508
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,658,630
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(h)	6.25%	09/01/2045	4,000	3,879,257
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,190,634
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,185,079
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,046,312
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,191,341
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,151,196
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,533,819
Series 2007 F, Ref. GO Bonds(j)(l)	5.50%	01/01/2035	10,640	10,783,932
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	380,073
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	403,939
Series 2014 A, Ref. GO Bonds(m)	5.25%	01/01/2033	3,250	3,268,265
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,510,139
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,029,626
Series 2017 A, Ref. GO Bonds(j)(l)	6.00%	01/01/2038	64,150	67,637,354
Chicago (City of), IL (Chicago Works);
Series 2023 A, GO Bonds	5.50%	01/01/2039	6,000	6,479,582
Series 2023 A, GO Bonds	5.50%	01/01/2040	6,500	6,990,714
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	1,678	1,225,036
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(c)	5.00%	01/01/2053	5,000	5,057,754
Series 2022 A, RB(c)(j)(l)	5.00%	01/01/2048	14,000	14,305,141
Series 2022 A, RB(c)(j)	4.63%	01/01/2053	15,000	14,610,432
Series 2022 A, RB (INS - AGM)(c)(g)(j)	5.50%	01/01/2053	15,000	15,734,742
Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,673,117
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	11,884,015
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	23,308,021
Series 2017 H, GO Bonds	5.00%	12/01/2036	3,000	3,024,088
Series 2017 H, GO Bonds	5.00%	12/01/2046	19,525	18,902,334
Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	3,897,920
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,197,609
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,684,925
Series 2023, RB	5.75%	04/01/2048	3,500	3,797,374
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,443,229
Evanston (City of), IL (Roycemore School); Series 2021, RB(h)	4.63%	04/01/2051	1,250	865,910
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,364	1,220,789
Gilberts (Village of), IL Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(f)	6.00%	03/01/2048	12,967	11,934,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	$4,775	$4,916,769
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,877,945
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	21,555,418
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,411,344
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,022,795
Illinois (State of) Finance Authority; Series 2018 B, Ref. RB(h)	6.00%	04/01/2038	2,100	1,981,202
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(h)	5.63%	08/01/2053	250	250,264
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	3,715	3,786,127
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,753,194
Series 2019 A, Ref. RB	5.00%	11/01/2040	20,210	17,457,824
Series 2019 A, Ref. RB	5.00%	11/01/2049	27,085	21,718,018
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(e)	5.25%	05/15/2037	6,795	5,636,945
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,536,735)(e)	5.25%	05/15/2048	12,770	9,525,066
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group);
Series 2022, RB(j)(l)	5.00%	08/15/2051	25,000	25,716,715
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	36,310,635
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	4,810	4,962,050
Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	1,850	1,908,481
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	751,545
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,501,852
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	8,243,873
Series 2018 B, Ref. RB(h)	6.13%	04/01/2058	6,000	5,411,936
Series 2019 A, RB(h)	6.13%	04/01/2049	1,000	920,889
Series 2019 A, RB(h)	6.13%	04/01/2058	23,840	21,503,425
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	881,678
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	971,643
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,322,459
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,303,870
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,405	8,454,509
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,747,496
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(h)	5.45%	01/01/2046	5,000	3,561,977
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(i)	0.00%	12/15/2050	35,755	9,000,005
Series 2012 B, RB(i)	0.00%	12/15/2051	13,165	3,138,316
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,001,366
Series 2015, RB(i)	0.00%	12/15/2052	46,000	10,387,605
Series 2017 B, Ref. RB(i)	0.00%	12/15/2054	5,000	1,012,890
Series 2017, RB	5.00%	06/15/2057	11,000	11,049,432
Series 2020, Ref. RB	5.00%	06/15/2050	15,700	15,747,810
Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)	5.75%	12/30/2025	1,800	450,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,205	1,248,843
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,812,414
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(k)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,952,995
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	345	341,386
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,450,632
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,189	1,161,421
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,460	2,460,003
				605,824,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–0.64%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	$5,785	$5,840,853
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(j)(l)	4.00%	12/01/2049	13,000	12,003,182
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	973,916
Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	2,750	2,617,085
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,056,778
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(c)	6.75%	01/01/2034	10,985	11,083,348
Series 2013, RB(c)	7.00%	01/01/2044	11,000	11,103,953
				49,679,115

Iowa–0.98%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	20,960	20,002,333
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,200	7,241,701
Series 2022, Ref. RB	5.00%	12/01/2050	7,700	7,620,270
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	380,750	41,521,930
				76,386,234

Kansas–0.36%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	2,105	1,941,328
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(n)	5.75%	12/01/2025	264	205,795
Series 2006 A, RB(k)(n)	5.88%	12/01/2025	495	386,357
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(n)	5.88%	12/01/2025	555	554,654
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(b)(m)	7.13%	12/15/2023	1,000	1,009,241
Series 2013 III, Ref. RB(b)(m)	7.38%	12/15/2023	5,000	5,049,614
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	4,306,125
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	9,336,692
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,441,355
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,061,073
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	851,748
Series 2019, Ref. RB	5.00%	05/15/2050	1,615	1,091,632
				28,235,614

Kentucky–0.70%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,130,490
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,567,430
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,517,965
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,445,840
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,099,885
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	1,993,250
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,849,780
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,209,617
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,666,936
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,948,560
				54,429,753

Louisiana–0.67%
Lafayette (Parish of), LA School Board;
Series 2023, RB(j)	4.00%	04/01/2048	8,500	8,052,856
Series 2023, RB(j)	4.00%	04/01/2053	4,550	4,246,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,249,762
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,036,917
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,317,827
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(h)	3.88%	11/01/2045	5,875	4,946,635
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(h)	5.65%	11/01/2037	3,850	4,026,778
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(h)	3.95%	11/01/2043	4,317	3,764,926
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(h)	5.38%	11/01/2038	575	594,696
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(h)	4.40%	11/01/2044	3,680	3,443,734
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(h)	5.50%	11/01/2039	2,235	2,323,128
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(h)	4.63%	11/01/2038	1,825	1,828,631
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $3,188,822)(d)(e)(h)	5.00%	06/01/2051	3,055	2,138,500
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(h)	6.35%	07/01/2040	3,000	3,261,165
				52,232,366

Maine–0.12%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,375,649
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,262,874
				9,638,523

Maryland–0.33%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,550	10,150,101
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,146,097
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,123,376
Baltimore (City of), MD (Harbor Point); Series 2022, RB	5.00%	06/01/2051	1,000	949,622
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	696,993
Series 2014, RB	6.10%	02/15/2044	1,420	1,354,637
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,174,924
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(h)	5.13%	07/01/2039	1,300	1,270,295
Series 2018, RB(h)	5.25%	07/01/2048	2,100	2,035,555
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	1,823,818
				25,725,418

Massachusetts–1.19%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2054	1,620	1,462,682
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(g)(j)	5.50%	08/01/2030	32,040	36,668,072
Massachusetts (Commonwealth of) Bay Transportation Authority; Subseries 2023 A-1, RB	4.00%	07/01/2053	9,500	8,961,546
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	8,400	7,039,130
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(j)	5.50%	07/01/2032	5,015	6,115,613
Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(j)	5.00%	06/01/2050	15,000	15,884,961
Series 2022 B, RB(j)	5.00%	06/01/2052	15,000	15,973,637
				92,105,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.36%
Charyl Stockwell Academy;
Series 2015, Ref. RB (Acquired 04/23/2015; Cost $2,680,825)(e)	5.50%	10/01/2035	$2,740	$2,462,196
Series 2015, Ref. RB (Acquired 04/23/2015; Cost $3,393,510)(e)	5.75%	10/01/2045	3,500	2,876,323
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	17,500	13,096,356
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,330	1,185,178
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(h)	5.00%	08/15/2041	1,235	1,034,635
Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,510	1,164,222
Michigan (State of); Series 2023, RB	5.50%	11/15/2049	15,000	16,841,935
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2065	101,350	9,395,915
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,024,540
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(j)	4.00%	02/15/2050	14,975	13,183,321
Michigan (State of) Housing Development Authority;
Series 2022, RB(j)(l)	5.10%	12/01/2037	10,000	10,397,062
Series 2022, RB(j)(l)	5.20%	12/01/2040	4,425	4,558,233
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(h)	5.00%	07/01/2036	1,970	1,391,513
Series 2016, RB(h)	5.00%	07/01/2046	2,000	1,197,511
Series 2016, RB(h)	5.00%	07/01/2051	3,080	1,769,056
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	5,062,905
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,000	771,008
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,369,869
Three Rivers Community Schools; Series 2023 II, GO Bonds	4.25%	05/01/2052	2,590	2,484,733
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	4,550	3,213,901
Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	4,895	2,930,908
Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	2,795	1,605,361
Woodhaven-Brownstown School District; Series 2023 II, GO Bonds	4.25%	11/01/2049	2,685	2,598,604
				105,615,285

Minnesota–1.10%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,304,420
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,349,944
Series 2015, RB	5.50%	07/01/2040	2,250	1,933,067
Series 2015, RB	5.75%	07/01/2046	2,800	2,375,606
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(d)	5.70%	04/01/2036	2,000	1,100,000
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(h)	3.55%	04/01/2039	5,000	3,721,395
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	993,495
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2058	3,000	2,989,936
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,509,285
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	5,883,013
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(b)(d)(e)(h)	6.00%	07/01/2027	26,750	14,177,500
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	625	625,108
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,696,134
Series 2015, RB	6.25%	10/01/2045	4,275	4,276,973
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	6,961,582
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	991,180
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,556,682
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	3,204,285
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,266,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	$1,185	$930,866
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	807,207
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,105,758
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,255	3,016,964
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,101,143
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,214,095
Series 2018 B, Ref. RB	6.75%	12/01/2025	330	320,990
				85,413,530

Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(h)	4.55%	11/01/2039	2,100	2,057,516
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(h)	3.63%	11/01/2036	1,000	892,640
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,870	4,294,546
				7,244,702

Missouri–1.35%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(k)	5.50%	04/01/2027	5,541	2,327,049
Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(n)	5.00%	05/01/2036	5,190	2,491,200
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(n)	5.75%	12/01/2028	1,250	275,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(h)	5.25%	12/01/2048	6,415	6,343,688
Series 2019 B, RB(h)	7.75%	12/15/2048	3,853	3,636,992
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(c)(j)	5.00%	03/01/2054	20,000	20,228,983
Series 2020, RB(c)	4.00%	03/01/2045	4,540	4,053,234
Series 2020, RB (INS - AGM)(c)(g)	4.00%	03/01/2057	750	656,116
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,723	1,676,599
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(h)	5.00%	02/01/2050	2,550	1,835,050
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	2,778,326
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	798,623
Series 2017 A, Ref. RB	5.25%	05/15/2050	12,750	9,541,230
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2014 A, RB	5.25%	08/15/2039	3,000	2,622,910
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(h)	6.00%	06/01/2046	6,170	5,575,686
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	690	670,610
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(j)	5.13%	05/01/2052	10,005	10,453,281
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	7,460	6,858,200
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,084,716
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	5,099,712
Series 2018 A, RB	5.13%	09/01/2048	6,720	5,861,887
Series 2018 A, RB	5.13%	09/01/2049	6,475	5,611,833
Series 2018 A, RB	5.25%	09/01/2053	4,900	4,263,498
				104,744,423

Montana–0.02%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	884,362
Series 2017, Ref. RB	5.25%	05/15/2047	750	600,610
				1,484,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.32%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	$1,050	$1,015,992
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	500	478,347
Las Vegas (City of), NV; Series 2016, RB(h)	4.38%	06/15/2035	3,830	3,469,237
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(h)	6.25%	12/15/2037	1,000	906,878
Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(h)	5.00%	12/15/2038	1,000	948,443
Series 2018 A, RB(h)	5.00%	12/15/2048	3,000	2,647,201
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	8,355,674
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(h)	5.75%	06/01/2042	350	346,797
Series 2022, RB(h)	6.00%	06/01/2052	1,800	1,792,469
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(h)(i)	0.00%	07/01/2058	28,500	3,511,320
Series 2018 D, Ref. RB(h)(i)	0.00%	07/01/2058	13,000	1,305,745
				24,778,103

New Hampshire–0.09%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(h)	4.88%	11/01/2042	7,500	6,663,645

New Jersey–3.07%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,488,193
Series 2022, RB	6.00%	06/15/2062	4,300	4,445,218
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(h)	5.00%	06/15/2049	1,110	998,700
Series 2019 A, RB(h)	5.00%	06/15/2054	725	642,145
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	47,065	47,198,796
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,259,684
Series 2012, RB(c)	5.75%	09/15/2027	30,960	30,988,267
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,655	1,655,989
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,026,678
Series 2012 C, RB	5.00%	07/01/2032	1,260	1,230,076
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,292,353
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	13,855	13,873,729
Series 2013, RB(c)	5.63%	01/01/2052	22,695	22,736,448
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(i)	0.00%	12/15/2038	63,105	31,429,256
Series 2010 A, RB(i)	0.00%	12/15/2031	7,540	5,455,329
Series 2010 A, RB(i)	0.00%	12/15/2036	45,555	25,497,598
Series 2010 A, RB(i)	0.00%	12/15/2037	10,000	5,246,118
Series 2019, RB	5.25%	06/15/2043	10,000	10,442,925
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,618,156
				238,525,658

New Mexico–0.19%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,080,283
Series 2019 A, RB	5.00%	07/01/2049	10,525	8,527,235
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(h)	8.00%	05/01/2040	5,510	4,902,108
				14,509,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–11.84%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	$1,585	$1,585,207
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(i)	0.00%	07/15/2034	14,345	8,716,371
Series 2009, RB(i)	0.00%	07/15/2044	23,805	7,961,268
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	01/01/2047	1,160	845,569
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,263,598
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,418,394
Series 2017 A, RB	5.00%	08/01/2052	790	700,856
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(h)	5.50%	12/31/2040	13,140	11,295,785
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,146,981
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(h)	4.00%	06/15/2041	1,310	1,047,986
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(h)	5.00%	06/15/2033	600	608,766
Series 2023, RB(h)	5.50%	06/15/2053	1,150	1,112,313
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,262,048
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2046	22,245	21,011,159
Series 2019 C, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2049	14,615	13,609,785
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,165,708
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,185,344
Subseries 2020 A-1, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2043	16,025	15,347,513
Subseries 2020 A-1, RB(j)(l)	4.00%	11/15/2053	27,500	24,244,525
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,495,525
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,500	7,421,824
Series 2019, Ref. RB	5.00%	01/01/2050	6,750	5,437,721
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,328,530)(e)	5.00%	01/01/2058	30,886	9,240,530
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(d)(e)(h)	9.00%	01/01/2041	14,980	14,231,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,563,647
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	58,863,993
Series 2006 B, RB(i)	0.00%	06/01/2046	105,990	28,882,508
New York (City of), NY;
Subseries 2023 B-1, GO Bonds(j)	5.25%	10/01/2047	10,000	10,842,180
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	14,385	13,571,003
New York (City of), NY Municipal Water Finance Authority;
Subseries 2022 CC-1, RB(j)	5.00%	06/15/2052	21,210	22,327,788
Subseries 2023 AA-3, RB(j)	5.00%	06/15/2047	10,000	10,642,692
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	2,020	1,898,928
Series 2022, RB(j)	5.25%	11/01/2048	12,500	13,537,978
Series 2024 B, RB	4.38%	05/01/2053	20,000	19,604,212
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,742,645
Subseries 2022 C-1, RB(j)	4.00%	02/01/2047	11,000	10,479,581
New York (State of) Dormitory Authority;
Series 2015 C, RB(b)(m)	5.00%	09/15/2025	40	41,331
Series 2018 E, RB(j)	5.00%	03/15/2045	35,050	36,557,742
Series 2022 A, RB (INS - AGM)(g)(j)	4.25%	05/01/2052	15,000	14,091,627
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2020 A, RB (INS - AGM)(g)(j)(l)	3.00%	09/01/2050	14,775	10,396,514
New York (State of) Thruway Authority;
Series 2019 B, RB(j)	4.00%	01/01/2053	15,000	13,576,493
Series 2021 A-1, RB(j)	4.00%	03/15/2054	10,000	9,189,322
Series 2021 A-1, RB(j)	4.00%	03/15/2059	30,000	27,153,573
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	3.00%	03/15/2048	5,000	3,759,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(j)	4.13%	03/15/2056	$5,000	$4,697,185
Series 2022 C, RB(j)	4.13%	03/15/2057	15,000	14,054,654
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB	4.60%	11/01/2042	2,000	1,996,294
Series 2022 F-1, RB	4.75%	11/01/2047	1,000	1,002,887
Series 2022 F-1, RB	4.85%	11/01/2052	3,000	3,017,882
Series 2022 F-1, RB	4.90%	11/01/2057	3,000	3,014,123
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(i)	0.00%	11/15/2049	13,390	3,474,722
New York Counties Tobacco Trust IV; Series 2005 F, RB(i)	0.00%	06/01/2060	50,000	3,082,110
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(i)	0.00%	06/01/2038	65,990	26,685,102
Series 2005 S-2, RB(i)	0.00%	06/01/2050	45,500	6,274,668
Series 2005 S-3, RB(i)	0.00%	06/01/2055	268,000	20,038,708
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(h)	5.00%	11/15/2044	5,000	4,785,447
Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	46,500	46,919,937
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,856,699
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(g)(j)(l)	3.00%	11/15/2051	10,000	7,207,923
New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	5,543,936
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	7,575	7,832,939
Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	11,726,716
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	2,860	2,866,317
Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,784,403
Series 2021, Ref. RB(c)	3.00%	08/01/2031	3,500	3,104,594
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,650	10,960,455
Series 2018, RB(c)	5.00%	01/01/2034	4,905	5,044,006
Series 2020, RB(c)	5.00%	10/01/2040	16,450	16,627,155
Series 2020, RB(c)	4.38%	10/01/2045	750	707,311
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	5,420	5,402,814
Series 2016 A, RB(c)	5.25%	01/01/2050	10,995	10,994,881
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2022, RB (INS - AGM)(c)(g)	4.00%	12/01/2042	5,000	4,613,455
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(h)	4.75%	11/01/2042	2,390	2,089,340
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(h)(i)	0.00%	08/15/2060	368,350	23,207,155
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	694,750
Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	1,995,000
Triborough Bridge & Tunnel Authority; Series 2019 C, RB (INS - AGM)(g)(j)(l)	3.00%	11/15/2047	12,665	9,521,486
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(j)	4.00%	11/15/2056	10,000	9,205,983
Series 2022 A, RB(j)	5.00%	05/15/2057	11,490	12,092,845
Series 2023 A, RB	4.25%	05/15/2058	20,000	19,225,578
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,325	7,760,197
Series 2016 B, Ref. RB	5.00%	06/01/2048	21,205	19,483,826
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(h)	7.00%	06/01/2046	58,990	50,592,968
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	391
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,482,162
				918,747,703

North Carolina–0.16%
Clayton (Town of), NC; Series 2022, RB	4.00%	08/01/2047	3,720	3,582,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(g)	5.25%	07/01/2048	$2,000	$2,096,871
Series 2023, RB (INS - AGM)(c)(g)	5.25%	07/01/2053	1,250	1,303,467
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,302,755
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,043,750
				12,329,486

North Dakota–0.22%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,629,390
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,149,814
				16,779,204

Ohio–3.88%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,111,572
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	73,000	66,829,748
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	398,785	46,073,824
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(h)	6.75%	01/01/2044	13,900	13,490,117
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(h)	4.50%	12/01/2055	725	624,812
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,201,486
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(h)	5.00%	06/01/2028	3,070	3,059,151
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, RB(j)(l)	5.50%	02/15/2052	19,495	19,641,454
Series 2017, Ref. RB	5.00%	02/15/2057	8,000	7,613,177
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	917,128
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,353,899
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	670,302
Series 2019, RB	5.00%	12/01/2051	2,500	2,253,774
Hamilton (County of), OH (UC Health);
Series 2020, RB(j)(l)	4.00%	09/15/2050	15,000	11,571,062
Series 2020, RB	4.00%	09/15/2050	3,000	2,314,212
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,720,008
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(j)(l)	4.00%	11/15/2045	11,825	10,016,344
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,314,532
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,049,856
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $ 5,915,050)(d)(e)(h)	6.00%	04/01/2038	7,270	1,599,400
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $ 1,179,430)(d)(e)(h)	6.25%	04/01/2049	2,115	465,300
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	23,810	21,564,453
Series 2013, RB	5.00%	02/15/2048	17,370	15,400,659
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(h)	5.00%	07/01/2049	9,900	8,931,201
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.50%	01/15/2048	500	463,657
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGM)(g)(j)	5.50%	11/01/2059	10,000	10,699,784
Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(j)	4.00%	12/01/2048	10,000	9,387,474
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,561,634
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	5,382,866
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	3,396,238
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(c)(h)	6.25%	12/01/2025	6,000	5,667,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	$5,000	$4,876,300
				301,222,975

Oklahoma–1.85%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,040,000)(e)	6.63%	10/01/2037	3,040	2,682,609
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB(j)(l)	5.50%	08/15/2052	15,210	14,557,488
Series 2018 B, RB	5.50%	08/15/2057	11,180	10,588,825
Series 2018 B, RB(j)(l)	5.50%	08/15/2057	23,320	22,086,887
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(d)	5.00%	08/01/2047	10,500	10,500
Series 2017, RB(d)	5.00%	08/01/2052	20,000	20,000
Series 2017, RB(d)	5.25%	08/01/2057	2,190	2,190
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,193,001
Oklahoma (State of) Water Resources Board; Series 2023 A, RB	4.38%	10/01/2053	650	654,441
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,600	3,509,695
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	1,728
Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	815
Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	1,700
Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	1,165
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,667,957
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,034,596
Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,734,842
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,528,495
				143,276,934

Oregon–0.53%
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,366,286
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(j)	4.00%	06/01/2046	16,025	14,706,274
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,066,516
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2053	10,000	10,687,529
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(i)	0.00%	06/15/2053	10,000	2,212,529
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,443,142
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	1,966,133
Series 2021 A, Ref. RB	5.00%	11/15/2051	500	380,101
				40,828,510

Pennsylvania–1.84%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,136,677
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,149,831
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(h)	6.00%	05/01/2042	4,940	5,051,974
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2022, RB(h)	5.25%	05/01/2042	3,710	3,683,575
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,518,204
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	3,920,816
Series 2019, RB	5.00%	12/01/2054	2,000	1,513,179
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,864	4,195,810
Series 2014 B, RB(f)	7.50%	02/01/2044	1,379	742,230
Series 2014 C, RB(d)	0.00%	02/01/2044	4,122	23,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	$4,000	$4,006,770
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,182,512
Series 2022, RB (INS - AGM)(c)(g)	5.00%	12/31/2057	16,000	16,198,243
Series 2022, RB(c)	6.00%	06/30/2061	18,500	20,093,361
Series 2022, RB (INS - AGM)(c)(g)	5.75%	12/31/2062	10,000	10,908,743
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2013 B-2, RB(f)	6.00%	12/01/2037	7,000	6,207,919
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	2,775	2,393,519
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,612,525
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,569,916
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,970,800
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School);
Series 2016 B, RB	5.63%	08/01/2036	30	30,548
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,579,963
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	3,956,003
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,311,258
				142,957,817

Puerto Rico–7.75%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	24,230	24,232,830
Series 2002, RB	5.63%	05/15/2043	5,415	5,442,188
Series 2005 A, RB(i)	0.00%	05/15/2050	473,480	85,846,185
Series 2008 B, RB(i)	0.00%	05/15/2057	784,260	43,147,476
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	1,204	1,160,225
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	9,503	5,790,095
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	12,110	11,339,258
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,387	12,304,012
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	21,409,646
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	4,000	3,329,903
Subseries 2022, RN	0.00%	11/01/2043	38,871	20,067,108
Subseries 2022, RN	0.00%	11/01/2051	62,766	32,481,542
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	3,687	3,736,457
Series 2020 A, Ref. RB(h)	5.00%	07/01/2035	8,000	8,036,155
Series 2021 B, RB(h)	4.00%	07/01/2042	40,000	34,322,404
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(d)	5.00%	07/01/2026	6,685	1,838,375
Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	646,250
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.68%)(d)(o)	4.16%	07/01/2025	4,250	1,168,750
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(d)(o)	4.41%	07/01/2031	2,050	563,750
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2024	4,560	4,546,608
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2030	9,275	9,137,464
Series 2007 VV, Ref. RB (INS - AGM)(g)	5.25%	07/01/2031	20,000	19,922,424
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	6,275	6,155,880
Series 2008 WW, RB(d)	5.00%	07/01/2028	13,620	3,745,500
Series 2008 WW, RB(d)	5.25%	07/01/2033	2,200	605,000
Series 2008 WW, RB(d)	5.50%	07/01/2038	19,685	5,413,375
Series 2010 AAA, RB(d)	5.25%	07/01/2025	840	231,000
Series 2010 AAA, RB(d)	5.25%	07/01/2031	1,350	371,250
Series 2010 CCC, RB(d)	5.00%	07/01/2025	325	89,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 CCC, RB(d)	5.00%	07/01/2028	$960	$264,000
Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	2,090,000
Series 2010 EEE, RB(d)	6.05%	07/01/2032	895	246,125
Series 2010 XX, RB(d)	4.63%	07/01/2025	620	170,500
Series 2010 XX, RB(d)	5.25%	07/01/2026	385	105,875
Series 2010 XX, RB(d)	5.25%	07/01/2035	6,799	1,869,725
Series 2010 YY, RB(d)	6.13%	07/01/2040	1,200	330,000
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2024	340	93,500
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2024	65	17,875
Series 2010 ZZ, Ref. RB(d)	4.63%	07/01/2025	640	176,000
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	435	119,625
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	875	240,625
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2028	310	85,250
Series 2012 A, RB(d)	4.80%	07/01/2029	2,260	621,500
Series 2012 A, RB(d)	5.00%	07/02/2029	3,535	972,125
Series 2012 A, RB(d)	5.05%	07/01/2042	3,095	851,125
Series 2013 A, RB(d)	7.25%	07/01/2030	2,120	583,000
Series 2013 A, RB(d)	7.00%	07/01/2033	6,030	1,658,250
Series 2013 A, RB(d)	6.75%	07/01/2036	15,090	4,149,750
Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	735,625
Series 2013 A, RB(d)	7.00%	07/01/2043	20,415	5,614,125
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	16,933	16,700,213
Series 2022 B, RB(i)	0.00%	07/01/2032	6,419	4,132,482
Series 2022 C, RB(f)	5.00%	07/01/2053	10,981	6,959,177
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 04/30/2019-01/08/2020; Cost $19,130,000)(c)(d)(e)	6.63%	06/01/2026	19,130	13,391,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,927	1,507,635
Series 2018 A-1, RB(i)	0.00%	07/01/2031	2,484	1,775,703
Series 2018 A-1, RB(i)	0.00%	07/01/2033	10,296	6,663,041
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	3,986,878
Series 2018 A-1, RB(i)	0.00%	07/01/2046	65,515	18,247,684
Series 2018 A-1, RB(i)	0.00%	07/01/2051	202,581	41,870,961
Series 2018 A-1, RB	4.75%	07/01/2053	25,479	23,885,951
Series 2018 A-1, RB	5.00%	07/01/2058	32,864	31,891,457
Series 2019 A-2, RB	4.33%	07/01/2040	24,721	23,475,200
Series 2019 A-2, RB	4.54%	07/01/2053	314	284,185
Series 2019 A-2, RB	4.78%	07/01/2058	20,223	18,956,840
				601,803,492

Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,119

South Carolina–0.07%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project);
Series 2018 A, RB(h)	5.75%	06/15/2049	2,000	2,004,527
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	803,545
Series 2013, RB	5.13%	05/01/2048	2,000	1,576,005
Series 2017, Ref. RB	5.00%	05/01/2042	250	202,809
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	898,080
				5,484,966

Tennessee–1.07%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,535,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	$250	$171,682
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	442,273
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,061,792
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,581,018)(d)(e)(h)	6.00%	04/01/2038	14,875	3,272,500
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,784,437)(d)(e)(h)	6.25%	04/01/2049	19,400	4,268,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,105	1,086,866
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	13,323,156
Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	676,740
Series 2016 A, Ref. RB(h)	5.00%	09/01/2037	1,145	962,428
Tennessee (State of) School Bond Authority; Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(j)	5.00%	11/01/2047	42,835	46,120,213
				82,920,820

Texas–11.63%
City of San Antonio TX Electric & Gas Systems Revenue ; Series 2023, RB(j)	5.50%	02/01/2050	10,000	11,017,276
Academy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	4,375	4,188,929
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	5,330,878
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,115,926
Series 2022, RB(h)	6.38%	02/15/2052	4,000	3,820,902
Series 2022, RB(h)	6.50%	02/15/2057	6,000	5,801,589
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	3,500	2,901,284
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(h)	6.00%	02/15/2043	3,825	3,721,582
Series 2023 A, RB(h)	6.13%	02/15/2053	5,000	4,786,684
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	4,755	4,493,358
Austin (City of), TX; Series 2023, Ref. RB	5.25%	11/15/2053	15,000	16,177,554
Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	12,640	11,855,372
Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,302,284
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(h)	9.00%	03/01/2039	2,245	2,351,218
Series 2019, RB(c)	7.00%	03/01/2039	10,700	9,830,135
Series 2019, RB(c)(h)	9.00%	03/01/2039	3,480	3,644,650
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.13%	02/15/2043	3,440	3,400,585
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.13%	02/15/2045	7,320	7,153,603
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	4,500	4,396,375
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(h)	3.63%	07/01/2026	7,000	6,408,874
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,000,868
Series 2015, RB	5.75%	08/15/2045	8,000	7,729,054
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,727,728
Series 2018 D, RB	6.00%	08/15/2038	14,250	14,351,756
Series 2018 D, RB	6.13%	08/15/2048	19,250	19,254,410
Community Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	4,600	4,366,418
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,864,237
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	7,500	7,277,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Cypress-Fairbanks Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	02/15/2047	$15,550	$15,730,312
Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	6,770,735
Deer Park Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	10/01/2040	2,515	2,758,458
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2041	1,415	1,428,298
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2042	1,795	1,802,727
Del Valle Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	10,000	9,624,428
El Paso (City of), TX;
Series 2021 B, GO Bonds	4.00%	08/15/2047	1,250	1,147,180
Series 2022, RB(j)	4.00%	03/01/2048	9,950	9,204,247
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.00%	08/15/2047	16,625	15,964,765
Goose Creek Consolidated Independent School District; Series 2019 B, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	10/01/2049	10,000	10,090,184
Grand Parkway Transportation Corp.; Series 2013 B, RB(f)	5.85%	10/01/2048	17,000	17,974,994
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(g)	4.38%	10/01/2053	10,000	9,463,238
Series 2023, RB (INS - AGM)(g)	4.25%	10/01/2053	12,565	11,639,348
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	4,877,412
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,129,086
Harris (County of), TX; Series 2021, Ref. GO Bonds	4.00%	10/01/2036	10	10,096
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	10,000	9,270,774
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(c)(g)	5.25%	07/01/2048	12,000	12,629,638
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,043,859
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	5.00%	07/01/2029	26,355	26,344,049
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	1,325	1,336,349
Series 2021 B-1, RB(c)	4.00%	07/15/2041	13,745	12,161,764
Ingram Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,304,486
Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2046	5,000	3,740,730
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(h)(m)	5.60%	08/15/2024	4,420	4,485,029
Lake Travis Independent School District; Series 2023, Ref. GO Bonds	4.00%	02/15/2048	13,875	12,837,634
Lamar Consolidated Independent School District;
Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2051	5,000	3,589,547
Series 2023, GO Bonds	4.00%	02/15/2048	25,000	23,377,120
Series 2023, GO Bonds	4.25%	02/15/2053	3,800	3,673,729
Little Elm Independent School District;
Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,599,544
Series 2023, GO Bonds	4.25%	08/15/2053	12,165	11,590,539
Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	12,000	11,540,872
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	12,500	11,770,284
Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	4,829,955
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	18,000	16,926,260
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	563,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	217,248
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,946,653
Series 2021, RB	2.00%	11/15/2061	7,463	2,951,953
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	14,984,643
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(h)	12.00%	12/01/2028	14,000	14,213,254
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	5,904,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	$1,365	$1,189,642
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,635,606
Series 2016 A, RB	5.50%	11/15/2052	850	671,234
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,533,967
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	10,188,847
Series 2020, RB	5.25%	10/01/2055	1,900	1,465,410
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(h)	5.50%	08/15/2035	845	863,383
Series 2015 A, RB(h)	5.75%	08/15/2045	2,015	2,044,632
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	645,320
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,066,319
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	528,141
North Texas Tollway Authority; Series 2011 B, RB(b)(i)(m)	0.00%	09/01/2031	15,500	7,529,237
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,581,356
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(m)	7.50%	11/15/2024	2,350	2,460,871
Series 2014 A, RB(b)(m)	7.75%	11/15/2024	5,100	5,355,398
Series 2014 A, RB(b)(m)	8.00%	11/15/2024	6,000	6,314,243
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,716,036
Sanger Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,380	6,967,744
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(c)(d)(e)(k)	8.00%	07/01/2038	37,110	9,277,500
Shallowater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	2,800	2,996,135
Sheldon Independent School District;
Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2048	4,950	4,742,771
Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2050	10,220	9,717,052
Splendora Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	3,085	3,002,337
Spring Branch Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	02/01/2047	10,000	10,179,656
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	12,500	11,518,414
Sweetwater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,850	2,683,625
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,724,789
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,000	2,674,667
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health);
Series 2022, RB(j)	5.00%	11/15/2051	15,000	15,481,020
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,272,798
Series 2017, RB	6.75%	11/15/2047	13,125	13,246,669
Series 2017, RB	6.75%	11/15/2052	965	971,746
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(d)(e)	5.75%	02/15/2025	1,015	558,250
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	880,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	7,342,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(d)(e)	6.38%	02/15/2048	26,895	14,792,250
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(d)(e)	6.38%	02/15/2052	25,055	13,780,250
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(d)(e)	6.38%	02/15/2041	8,755	4,815,250
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,879,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$1,000	$928,689
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	3,585,484
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,612,801
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2020 A, RB	5.75%	12/01/2054	18,637	12,113,954
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2051	6,000	1,354,385
Series 2019, RB(i)	0.00%	08/01/2053	1,000	199,675
Texas (State of) Water Development Board;
Series 2022, RB(j)	4.80%	10/15/2052	33,000	34,461,382
Series 2022, RB(j)	5.00%	10/15/2057	3,500	3,696,334
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	10,000	9,598,027
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	10,000	10,596,941
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility);
Series 2013, RB(c)	7.00%	12/31/2038	4,000	4,008,267
Series 2013, RB(c)	6.75%	06/30/2043	17,450	17,481,035
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(c)	5.00%	06/30/2058	12,135	12,158,422
Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,445,666
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	52,398
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	8,660	7,809,982
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,581,356
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,416,227
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	3,500	3,394,875
				902,511,072

Utah–1.35%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(h)	9.75%	03/15/2053	2,065	2,048,859
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(h)	4.00%	03/01/2051	8,525	6,279,351
Series 2021 B, GO Bonds(h)	7.38%	09/15/2051	5,500	4,476,607
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(h)	9.00%	03/15/2053	1,239	1,200,645
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(h)	5.13%	03/01/2051	3,280	2,519,662
Series 2022 B, GO Bonds(h)	8.00%	03/15/2051	579	477,902
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(h)	4.50%	08/01/2040	1,205	1,008,283
Series 2020 A, RB(h)	5.00%	08/01/2050	6,500	5,380,947
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(h)	3.63%	02/01/2035	600	483,317
Series 2021 A, GO Bonds(h)	4.13%	02/01/2041	500	386,441
Series 2021 A, GO Bonds(h)	4.38%	02/01/2051	1,100	814,948
Series 2021 B, GO Bonds(h)	7.38%	08/15/2051	600	481,628
Salt Lake City (City of), UT;
Series 2018 A, RB(c)(j)	5.00%	07/01/2043	14,750	15,042,907
Series 2018 A, RB(c)(j)	5.00%	07/01/2048	11,250	11,412,851
Series 2023 A, RB(c)	5.25%	07/01/2053	6,650	6,961,097
Series 2023 A, RB(c)	5.50%	07/01/2053	12,000	12,795,740
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(j)(l)	5.00%	07/01/2051	11,675	11,897,064
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(h)	5.00%	06/15/2052	9,640	7,652,375
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(h)	5.00%	06/15/2050	2,000	1,727,799
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	830	831,482
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(h)	5.00%	06/15/2055	2,080	1,850,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(b)(h)	5.75%	07/15/2028	$3,420	$3,420,030
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(h)	7.00%	12/01/2042	5,630	5,558,950
				104,709,418

Virginia–0.61%
Ballston Quarter Community Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,545	1,212,905
Series 2016 A, RB	5.50%	03/01/2046	9,590	6,871,985
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,669,102)(d)(e)	5.00%	09/01/2040	1,645	987,000
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,210,000)(d)(e)	5.13%	09/01/2055	1,210	726,000
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	19,335,162
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,895,065
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	457,312
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,143,283
Series 2017, RB(c)	5.00%	12/31/2056	11,235	11,126,177
Virginia Beach Development Authority (Westminster-Canterbury); Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,747,070
				47,501,959

Washington–1.49%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB(j)	4.00%	11/01/2046	16,255	15,250,495
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,042,775
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,938,910
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,338,326
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	19,500	19,505,598
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(j)(l)	5.00%	07/01/2058	29,500	29,710,957
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(h)	5.63%	12/01/2040	9,000	8,658,264
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	1,460	1,279,400
Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,700	1,326,393
Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	9,650	7,270,075
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(h)(m)	7.00%	07/01/2025	2,150	2,265,545
Series 2015 A, RB(b)(h)(m)	7.00%	07/01/2025	1,500	1,580,613
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(h)	5.00%	01/01/2031	1,500	1,382,740
Series 2016 A, Ref. RB(h)	5.00%	01/01/2046	8,700	6,813,977
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities
Northwest); Series 2016 A, Ref. RB(h)	5.00%	01/01/2051	8,165	6,171,395
Washington (State of) Housing Finance Commission (Spokane International Academy);
Series 2021 A, RB(h)	5.00%	07/01/2056	2,260	2,026,484
				115,561,947

West Virginia–1.19%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,341,768
Series 2013, Ref. RB(d)(h)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)(h)	5.75%	06/01/2042	14,980	10,726,595
Series 2019 B, Ref. RB(d)(h)	7.50%	06/01/2042	5,285	4,052,711
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(h)	6.00%	06/01/2053	2,000	2,117,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	$6,000	$6,147,061
Series 2020, Ref. RB(h)	7.50%	06/01/2043	13,205	14,330,141
Series 2021 A, Ref. RB(h)	4.13%	06/01/2043	2,845	2,531,492
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(c)(h)	9.50%	05/01/2043	20,000	19,802,460
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(h)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(c)(d)(h)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.38%	06/01/2053	19,000	17,649,704
				92,475,163

Wisconsin–4.56%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	24,900	5,234,914
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	22,555	4,741,907
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	57,015	9,244,486
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,658,146
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,829,665
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	2,950	2,490,279
Series 2019, Ref. RB	5.00%	11/01/2046	550	431,042
Series 2019, Ref. RB	5.00%	11/01/2054	9,500	7,103,041
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.75%	05/01/2039	4,260	3,944,912
Wisconsin (State of) Public Finance Authority; Series 2019, Ref. RB(h)	5.00%	09/01/2054	1,360	998,722
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(h)	6.25%	06/01/2052	7,500	7,246,521
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(h)	6.25%	10/01/2031	3,475	2,085,000
Series 2017 A, RB(h)	6.85%	10/01/2047	25,735	15,441,000
Series 2017 A, RB(h)	7.00%	10/01/2047	1,250	750,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(h)	6.25%	08/01/2027	1,550	1,183,813
Series 2017, RB(d)(h)	6.75%	08/01/2031	15,590	10,913,000
Series 2017, RB(h)	6.50%	12/01/2037	25,000	22,493,135
Series 2017, RB(h)	6.75%	12/01/2042	12,270	11,117,139
Series 2017, RB(h)	7.00%	12/01/2050	8,900	8,069,408
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(h)	5.00%	06/15/2051	2,000	1,544,838
Series 2021 A, RB(h)	5.00%	06/15/2056	1,400	1,056,068
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(h)	5.13%	06/01/2048	10,500	9,140,040
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District);
Series 2019, RB(h)	5.75%	10/01/2053	4,815	4,817,197
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(h)	5.75%	11/01/2024	1,440	864,000
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(d)(e)(h)	6.25%	11/01/2028	2,525	1,515,000
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(d)(e)(h)	6.85%	11/01/2046	34,350	20,610,000
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(d)(e)(h)	8.50%	11/01/2046	8,000	3,200,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(h)	6.13%	02/01/2048	5,535	4,753,817
Series 2020 A, RB(h)	6.13%	02/01/2050	3,305	2,825,614
Series 2022 A, RB(h)	6.13%	02/01/2050	3,580	3,060,726
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,675,310
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,867,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(h)	5.63%	02/01/2046	$3,500	$3,383,944
Series 2022 B, RB(h)	6.00%	02/01/2062	6,500	6,422,235
Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(h)	5.00%	10/15/2055	350	297,324
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(h)(i)	0.00%	09/01/2029	5,000	3,182,489
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(h)	5.25%	06/15/2049	5,775	5,308,944
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(h)	6.25%	01/01/2038	11,000	6,765,000
Series 2018 A-1, RB(h)	6.38%	01/01/2048	16,520	10,159,800
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(h)	5.25%	05/15/2047	2,240	2,049,911
Series 2017 A, Ref. RB(h)	5.25%	05/15/2052	2,300	2,047,793
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	10,430,449
Series 2017, Ref. RB(c)(h)	7.13%	06/01/2041	15,010	13,123,522
Wisconsin (State of) Public Finance Authority (Minnesota College of Osteopathic Medicine);
Series 2019 A-1, RB(d)(h)	5.50%	12/01/2048	76	23,584
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,755	3,233,405
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,292,091
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,109,383
Series 2018 A, RB	5.35%	12/01/2045	24,750	24,041,167
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(h)	6.50%	01/01/2041	10,000	7,833,448
Series 2021 A, RB(h)	6.85%	01/01/2051	11,110	8,188,138
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(h)	6.25%	07/15/2053	160	158,277
Series 2023, RB(h)	6.50%	07/15/2063	1,175	1,174,878
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(h)(m)	6.00%	11/15/2024	2,500	2,560,274
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,026,135
Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(h)	4.00%	06/01/2036	1,000	844,211
Wisconsin (State of) Public Finance Authority (Southminster);
Series 2018, RB(h)	5.00%	10/01/2043	500	442,081
Series 2018, RB(h)	5.00%	10/01/2053	8,350	6,922,486
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(h)	5.00%	06/15/2052	1,000	855,170
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,119,575
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(h)	5.00%	03/01/2052	2,300	1,860,058
Series 2020, RB(h)	5.25%	03/01/2055	5,000	4,160,939
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(h)	5.00%	12/01/2031	7,330	6,790,782
Series 2016, RB(h)	5.25%	12/01/2039	10,685	8,987,084
				353,701,077
Total Municipal Obligations (Cost $9,206,629,447)				8,596,586,782

U.S. Dollar Denominated Bonds & Notes–0.11%
Ohio–0.02%
Cincinnati Senior Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC;
Class 2023Series 2023(h)	12.00%	12/31/2023	2,015	2,015,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.09%
Empire South Terminal of West Virginia LLC(h)	14.00%	11/01/2023	$6,850	$6,916,856
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,865,000)				8,931,856
TOTAL INVESTMENTS IN SECURITIES(p) –110.88% (Cost $9,215,494,447)				8,605,518,638
FLOATING RATE NOTE OBLIGATIONS–(12.95)%
Notes with interest and fee rates ranging from 4.58% to 4.88% at 08/31/2023 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059 (See Note 1K)(q)				(1,004,750,000)
OTHER ASSETS LESS LIABILITIES–2.07%				160,142,243
NET ASSETS–100.00%				$7,760,910,881

Investment Abbreviations:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
NATL	- National Public Finance Guarantee Corp.
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $256,196,250, which represented 3.30% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at August 31, 2023 was $231,480,312, which represented 2.98% of the Fund’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $1,576,791,284, which represented 20.32% of the Fund’s Net Assets.

(i)	Zero coupon bond issued at a discount.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $419,730,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $1,389,564,046 are held by TOB Trusts and serve as collateral for the $1,004,750,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Invesco High Yield Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	81.55%
General Obligation Bonds	17.51
Pre-Refunded Bonds	0.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39	Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,215,494,447)	$8,605,518,638

Receivable for:
Investments sold	123,534,131

Fund shares sold	9,509,507

Interest	170,314,696

Investments matured, at value (Cost $94,545,470)	30,403,872

Investment for trustee deferred compensation and retirement plans	517,487

Other assets	1,789,085

Total assets	8,941,587,416

Liabilities:
Floating rate note obligations	1,004,750,000

Payable for:
Investments purchased	119,884,804

Dividends	15,138,700

Fund shares reacquired	10,348,476

Amount due custodian	27,227,398

Accrued fees to affiliates	2,624,565

Accrued interest expense	119,084

Accrued trustees’ and officers’ fees and benefits	4,384

Trustee deferred compensation and retirement plans	579,124

Total liabilities	1,180,676,535

Net assets applicable to shares outstanding	$7,760,910,881

Net assets consist of:
Shares of beneficial interest	$9,471,322,243

Distributable earnings (loss)	(1,710,411,362)

$7,760,910,881

Net Assets:
Class A	$4,761,541,469

Class C	$316,804,055

Class Y	$1,993,065,237

Class R5	$38,866

Class R6	$689,461,254

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	571,502,571

Class C	38,154,334

Class Y	238,872,008

Class R5	4,666

Class R6	82,866,094

Class A:
Net asset value per share	$8.33

Maximum offering price per share
(Net asset value of $8.33 ÷ 95.75%)	$8.70

Class C:
Net asset value and offering price per share	$8.30

Class Y:
Net asset value and offering price per share	$8.34

Class R5:
Net asset value and offering price per share	$8.33

Class R6:
Net asset value and offering price per share	$8.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40	Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$265,418,827

Expenses:
Advisory fees	20,403,650

Administrative services fees	594,034

Custodian fees	23,491

Distribution fees:
Class A	6,216,925

Class C	1,700,904

Interest, facilities and maintenance fees	24,429,309

Transfer agent fees - A, C and Y	2,151,008

Transfer agent fees - R5	8

Transfer agent fees - R6	52,098

Trustees’ and officers’ fees and benefits	48,615

Registration and filing fees	367,013

Reports to shareholders	133,992

Professional services fees	1,623,697

Other	70,000

Total expenses	57,814,744

Less: Expense offset arrangement(s)	(2,875)

Net expenses	57,811,869

Net investment income	207,606,958

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $ (1,924,299))	(111,533,604)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(100,085,974)

Net realized and unrealized gain (loss)	(211,619,578)

Net increase (decrease) in net assets resulting from operations	$(4,012,620)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41	Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$207,606,958	$400,697,551

Net realized gain (loss)	(111,533,604)	(261,929,593)

Change in net unrealized appreciation (depreciation)	(100,085,974)	(1,137,189,991)

Net increase (decrease) in net assets resulting from operations	(4,012,620)	(998,422,033)

Distributions to shareholders from distributable earnings:
Class A	(123,645,236)	(241,232,400)

Class C	(7,166,535)	(15,619,181)

Class Y	(53,836,054)	(106,353,416)

Class R5	(1,202)	(5,839)

Class R6	(18,293,811)	(32,985,545)

Total distributions from distributable earnings	(202,942,838)	(396,196,381)

Share transactions-net:
Class A	14,113,472	(532,392,868)

Class C	(21,749,264)	(114,720,165)

Class Y	23,635,037	(386,703,990)

Class R5	(5,836)	(91,765)

Class R6	48,670,682	(32,858,865)

Net increase (decrease) in net assets resulting from share transactions	64,664,091	(1,066,767,653)

Net increase (decrease) in net assets	(142,291,367)	(2,461,386,067)

Net assets:
Beginning of period	7,903,202,248	10,364,588,315

End of period	$7,760,910,881	$7,903,202,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42	Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2023

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(4,012,620)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,100,831,339)

Proceeds from sales of investments	1,112,915,330

Proceeds from sales of short-term investments, net	164,789,988

Amortization of premium on investment securities	6,508,062

Accretion of discount on investment securities	(50,293,552)

Net realized loss from investment securities	111,533,604

Net change in unrealized depreciation on investment securities	100,085,974

Change in operating assets and liabilities:

Increase in receivables and other assets	(13,276,888)

Decrease in accrued expenses and other payables	(644,293)

Net cash provided by operating activities	326,774,266

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(88,898,913)

Increase in payable for amount due custodian	13,794,110

Proceeds from shares of beneficial interest sold	1,202,574,757

Proceeds of TOB Trusts	29,965,000

Repayments of TOB Trusts	(235,310,000)

Disbursements from shares of beneficial interest reacquired	(1,248,899,220)

Net cash provided by (used in) financing activities	(326,774,266)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$113,357,221

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$234,506

Cash paid during the period for interest, facilities and maintenance fees	$24,417,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43	Invesco High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/ or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$8.55	$0.22	$(0.23)	$(0.01)	$(0.21)	$8.33	(0.11)%		$4,761,541	1.49	%(d)	1.49	%(d)	0.88	%(d)	5.09	%(d)	13%
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)		4,873,987	1.39		1.39		0.86		4.63		27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44		6,253,279	0.98		0.98		0.86		3.76		17
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)		6,323,866	1.03		1.03		0.86		4.28		26
Year ended 02/29/20	9.87	0.43	0.83	1.26	(0.45)	10.68	13.00		6,659,123	1.13		1.13		0.86		4.19		10
Year ended 02/28/19	9.93	0.43	(0.02)	0.41	(0.47)	9.87	4.17		5,561,342	1.22		1.22		0.86		4.37		24
Class C
Six months ended 08/31/23	8.52	0.19	(0.23)	(0.04)	(0.18)	8.30	(0.49)		316,804	2.24	(d)	2.24	(d)	1.64	(d)	4.34	(d)	13
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60	)(e)	346,859	2.13	(e)	2.13	(e)	1.59	(e)	3.89	(e)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78	(e)	530,125	1.71	(e)	1.71	(e)	1.59	(e)	3.03	(e)	17
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99	)(e)	605,479	1.77	(e)	1.77	(e)	1.60	(e)	3.54	(e)	26
Year ended 02/29/20	9.84	0.35	0.82	1.17	(0.37)	10.64	12.09		948,191	1.88		1.88		1.61		3.44		10
Year ended 02/28/19	9.89	0.36	(0.02)	0.34	(0.39)	9.84	3.52		860,988	1.97		1.97		1.61		3.62		24
Class Y
Six months ended 08/31/23	8.56	0.23	(0.22)	0.01	(0.23)	8.34	0.02		1,993,065	1.24	(d)	1.24	(d)	0.63	(d)	5.34	(d)	13
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)		2,023,124	1.14		1.14		0.61		4.88		27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70		2,780,042	0.73		0.73		0.61		4.01		17
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01		2,684,515	0.78		0.78		0.61		4.53		26
Year ended 02/29/20	9.89	0.46	0.82	1.28	(0.47)	10.70	13.25		3,291,052	0.88		0.88		0.61		4.44		10
Year ended 02/28/19	9.94	0.46	(0.02)	0.44	(0.49)	9.89	4.54		2,557,003	0.97		0.97		0.61		4.62		24
Class R5
Six months ended 08/31/23	8.55	0.23	(0.23)	0.00	(0.22)	8.33	0.00		39	1.21	(d)	1.21	(d)	0.61	(d)	5.37	(d)	13
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)		46	1.17		1.17		0.63		4.85		27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67		158	0.76		0.76		0.64		3.98		17
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)		160	0.79		0.79		0.62		4.52		26
Year ended 02/29/20	9.87	0.46	0.81	1.27	(0.47)	10.67	13.20		189	0.86		0.86		0.59		4.46		10
Year ended 02/28/19	9.92	0.46	(0.02)	0.44	(0.49)	9.87	4.51		215	0.99		0.99		0.63		4.60		24
Class R6
Six months ended 08/31/23	8.54	0.23	(0.22)	0.01	(0.23)	8.32	0.04		689,461	1.20	(d)	1.20	(d)	0.59	(d)	5.38	(d)	13
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)		659,186	1.09		1.09		0.56		4.93		27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75		800,984	0.68		0.68		0.56		4.06		17
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14		698,091	0.72		0.72		0.56		4.59		26
Year ended 02/29/20	9.86	0.46	0.82	1.28	(0.48)	10.66	13.25		649,785	0.81		0.81		0.54		4.51		10
Year ended 02/28/19	9.91	0.46	(0.01)	0.45	(0.50)	9.86	4.59		388,029	0.92		0.92		0.56		4.67		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. (d) Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.98% and 0.99% for the years ended February 28, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44	Invesco High Yield Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

 The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

45	Invesco High Yield Municipal Fund

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds, cash pledged as collateral and other investments held in lieu of cash and excludes investments made with cash collateral received. The cash pledged as collateral included in Cash and Cash Equivalents is restricted cash.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

46	Invesco High Yield Municipal Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

47	Invesco High Yield Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $161,494 in front-end sales commissions from the sale of Class A shares and $31,190 and $8,059 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Obligations	$–	$8,567,634,909	$28,951,873	$8,596,586,782
U.S. Dollar Denominated Bonds & Notes	–	8,931,856	–	8,931,856
Total Investments in Securities	–	8,576,566,765	28,951,873	8,605,518,638
Other Investments - Assets

Investments Matured	–	29,402,278	1,001,594	30,403,872
Total Investments	$–	$8,605,969,043	$29,953,467	$8,635,922,510

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $30,197,546 and securities sales of $4,582,798, which resulted in net realized gains (losses) of $(1,924,299).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,875.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

48	Invesco High Yield Municipal Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

 During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $22,625,000 with an average interest rate of 5.25%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

 Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $1,111,497,857 and 3.79%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$485,204,573	$451,710,464	$936,915,037

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $1,080,847,841 and $1,172,391,754, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$249,479,658

Aggregate unrealized (depreciation) of investments	(987,621,875)

Net unrealized appreciation (depreciation) of investments	$(738,142,217)

 Cost of investments for tax purposes is $9,374,064,727.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	74,077,693	$635,135,773	158,867,815	$1,399,191,601
Class C	2,115,811	18,094,137	5,330,317	46,572,086
Class Y	47,387,350	407,785,587	178,575,581	1,576,940,241
Class R6	16,276,954	139,331,187	39,152,521	345,712,205

Issued as reinvestment of dividends:
Class A	7,813,978	66,799,249	14,615,642	129,069,386
Class C	567,476	4,836,073	1,196,108	10,542,703
Class Y	3,329,676	28,503,379	5,973,158	52,854,268
Class R5	81	689	155	1,365
Class R6	1,548,596	13,217,831	2,774,249	24,465,168

49	Invesco High Yield Municipal Fund

	Summary of Share Activity
	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	1,253,331	$10,746,337	4,244,484	$38,323,712
Class C	(1,257,339)	(10,746,337)	(4,257,829)	(38,323,712)

Reacquired:
Class A	(81,655,356)	(698,567,887)	(236,885,295)	(2,098,977,567)
Class C	(3,977,084)	(33,933,137)	(15,077,267)	(133,511,242)
Class Y	(48,098,547)	(412,653,929)	(227,548,344)	(2,016,498,499)
Class R5	(785)	(6,525)	(10,668)	(93,130)
Class R6	(12,156,916)	(103,878,336)	(45,431,004)	(403,036,238)
Net increase (decrease) in share activity	7,224,919	$64,664,091	(118,480,377)	$(1,066,767,653)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50	Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$ 998.90	$7.49	$1,017.65	$7.56	1.49%
Class C	1,000.00	995.10	11.23	1,013.88	11.34	2.24
Class Y	1,000.00	1,000.20	6.23	1,018.90	6.29	1.24
Class R5	1,000.00	1,001.20	6.09	1,019.05	6.14	1.21
Class R6	1,000.00	1,000.40	6.03	1,019.10	6.09	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

51	Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below

52	Invesco High Yield Municipal Fund

the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, as well as the levels of the Fund’s breakpoints in light of current assets. The Board requested and considered additional information from management regarding the Fund’s actual and contractual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

53	Invesco High Yield Municipal Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

54	Invesco High Yield Municipal Fund

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-HYM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Intermediate Term Municipal Income Fund

Nasdaq:

A: VKLMX ∎ C: VKLCX ∎ Y: VKLIX ∎ R6: VKLSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

31	Financial Statements

34	Financial Highlights

35	Notes to Financial Statements

40	Fund Expenses

41	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |  MAY LOSE VALUE   |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.26%
Class C Shares	1.00
Class Y Shares	1.49
Class R6 Shares	1.42
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	0.84
Lipper Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.12

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

 The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

 The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (5/28/93)	3.89%
10 Years	2.13
5 Years	0.68
1 Year	-0.82

Class C Shares
Inception (10/19/93)	3.57%
10 Years	1.79
5 Years	0.45
1 Year	0.14

Class Y Shares
Inception (8/12/05)	3.26%
10 Years	2.65
5 Years	1.44
1 Year	2.12

Class R6 Shares
10 Years	2.58%
5 Years	1.49
1 Year	2.08

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Intermediate Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures pro viding for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reason-ably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.13%
Alabama–1.76%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,619,254

Alabaster (City of), AL Board of Education; Series 2014 A, Revenue Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,521,834

Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,463,345

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	40	39,372

Series 2016, RB	5.50%	06/01/2030	2,000	1,901,444

Black Belt Energy Gas District (Gas); Series 2023 D-1, Ref. RB(c)	5.50%	02/01/2029	5,000	5,218,613

Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,197,078

Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,163,946

Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,005

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,152,102

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,467,878

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,097,982

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	4.50%	05/01/2032	2,720	2,546,492

				34,399,345

Arizona–2.39%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,440,446

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	3,027	2,760,218

Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(d)	5.00%	07/01/2039	1,000	963,493

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	610,398

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,825,965

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,478,274

Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,027,909

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref.RB	5.00%	11/15/2028	2,105	2,041,210

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,179,978

Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,672,259

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	322,967

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,035,550

Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,102,848

Navajo (Nation of); Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	725	744,900

Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	254,535

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $1,272,754)(e)(f)	5.00%	11/15/2024	1,270	1,162,505

Series 2014, Ref. RB (Acquired 11/06/2014; Cost $2,105,000)(e)(f)	5.25%	11/15/2029	2,105	1,774,648

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref.RB	5.00%	07/01/2036	1,000	1,001,569

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	5.75%	07/01/2024	225	225,893

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,369,382

Series 2021, RB(d)	4.00%	06/15/2041	740	607,724

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	90	90,775

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	24,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	$2,245	$2,134,342

Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	5,829,709

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	1,245	1,089,426

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,009

Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,033,672

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,010,767

				46,836,098

Arkansas–0.20%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,510,551

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,366,449

				3,877,000

California–9.87%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	187,990

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	338,285

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	322,518

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	348,957

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	332,915

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	332,255

Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	106,480

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(g)	5.00%	09/01/2023	1,000	1,000,000

California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,695,263

Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,351,843

California (State of) (Bid Group B); Series 2020, GO Bonds	5.00%	11/01/2036	10,000	11,127,939

California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,370,934

California (State of) County Tobacco Securitization Agency;
Series 2014, Ref. RB	4.00%	06/01/2029	205	205,178

Series 2020 A, Ref. RB	5.00%	06/01/2032	385	418,606

Series 2020 A, Ref. RB	5.00%	06/01/2033	600	651,965

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,283,169

California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	961,419

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,033,184

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	1,878	1,832,657

Series 2019 A-2, RB	4.00%	03/20/2033	12,513	12,082,008

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,992	4,855,214

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	834,588

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,182,272

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,216

California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,042,301

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	525	496,953

California (State of) Pollution Control Financing Authority; Series 2012, RB(a)(d)	5.00%	07/01/2027	4,790	4,806,239

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	2,140	2,077,379

Series 2021, RB(d)	2.38%	11/15/2028	1,050	1,012,732

Series 2021, RB(d)	3.13%	05/15/2029	4,140	3,920,533

Series 2021, RB(d)	5.00%	11/15/2036	1,160	1,123,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	$1,070	$1,101,443

Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,025,575

California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(d)	4.13%	07/01/2024	138	137,859

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,155,794

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,357,334

Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,002,199

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,286,389

Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,554,778

Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(g)	5.00%	09/01/2023	1,000	1,000,000

East Side Union High School District; Series 2013, Ref. GO Bonds	5.00%	08/01/2029	6,000	6,019,682

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	75	75,366

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,596

Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(g)(h)	0.00%	06/01/2028	55	47,830

Series 2017 A-1, Ref. RB(g)	5.00%	06/01/2027	4,000	4,305,605

Series 2018 A-1, Ref. RB(c)(g)	5.00%	06/01/2028	4,000	4,397,285

Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,500	3,735,659

Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,345	1,435,516

Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,015	1,083,241

Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,650	2,828,427

Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	926,077

Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	987,916

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2023	500	500,000

Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	5,944,573

Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,167,192

Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,358,598

Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,214,288

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,144,503

Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,116,696

Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,221,232

Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,168,277

Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,661,427

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	3,500	4,271,911

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,037,631

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,750	2,689,254

Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,034,228

Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,198,672

Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	1,222,497

Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	511,892

Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,321

Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	403,007

Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	500	503,307

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,422,129

Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(h)	0.00%	08/01/2043	1,360	532,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	$520	$520,354

San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,821,616

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,067,506

Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,423,821

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	756,372

Series 2013 B, RB	5.00%	08/01/2027	405	408,462

San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016); Series 2019 B1, GO Bonds	4.00%	08/01/2037	5,000	5,056,568

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	2,460	2,463,876

Santa Margarita Water District Community Facilities District No. 2013-1 (Village of Sendero);
Series 2013, RB(c)(g)	5.00%	09/01/2023	990	990,000

Series 2013, RB(c)(g)	5.13%	09/01/2023	1,150	1,150,000

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,128,369

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,062,197

				193,234,042

Colorado–2.57%
Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,740,399

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,367,093

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	381,509

Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,050	1,020,540

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,240,492

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	4,000	3,933,256

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	469,202

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	998,597

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	200	200,312

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,389,479

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,518,143

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	375	344,046

Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	601,488

Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,111,330

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	656	614,865

Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,600,465

Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,077,623

Series 2018 A-2, RB(h)	0.00%	08/01/2030	800	600,830

Series 2018 A-2, RB(h)	0.00%	08/01/2031	1,000	718,616

Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,562,829

Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,577,589

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	5,000	4,971,016

Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,231,721

Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	979,726

Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	168,436

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	478,367

Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(h)	0.00%	12/01/2025	250	201,813

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	713,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	$135	$141,565

Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	167,718

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	249,713

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	271,300

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	276,334

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	307,573

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	107,154

Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	885,694

				50,220,557

Connecticut–1.49%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,205,309

Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,533,202

Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	3,755,469

Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	283,509

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	535,657

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	593,198

Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2030	2,685	2,575,177

Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,427,859

University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,049,659

Series 2017 A, RB	5.00%	01/15/2030	5,000	5,263,449

				29,222,488

District of Columbia–1.62%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,548,399

Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,289,037

Series 2019 A, Ref. RB(a)	5.00%	10/01/2031	5,000	5,352,133

Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,534,594

Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,920,923

Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,693,102

Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,530,044

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(h)	0.00%	10/01/2037	5,000	2,524,889

Series 2010 A, RB (INS - AGM)(b)(h)	0.00%	10/01/2037	40	20,585

Washington Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.00%	07/15/2048	5,000	5,340,901

				31,754,607

Florida–7.07%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,720	6,720,194

Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,636,736

Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	565,116

Series 2018 A, RB	5.00%	11/15/2038	1,100	1,014,964

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	12,677,432

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,327,129

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(e)	4.50%	07/01/2038	500	40,000

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,339,170

Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	488,062

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $906,018)(d)(e)(f)	7.25%	05/15/2026	906	49,831

Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,684,180

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,197,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(d)	7.38%	01/01/2049	$10,000	$10,020,275

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,271,199

Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	427,558

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	95	90,584

Greater Orlando Aviation Authority;
Series 2019 A, RB(a)	5.00%	10/01/2032	7,025	7,512,560

Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,329,401

Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,499,949

Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,240,377

Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	325	334,207

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,494,063)(e)(f)	5.25%	04/03/2028	2,500	550,000

Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	1,485	1,489,201

Series 2018 E, RB(a)	5.00%	10/01/2024	2,000	2,022,524

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	440	428,232

Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB	5.00%	11/15/2040	4,250	4,253,674

Series 2015, RB	5.00%	11/15/2045	3,370	3,370,087

Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,349,746

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	864,260

Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,063,953

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,187,628

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,328,218

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,938,509

Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,071,863

Series 2021, RB	4.00%	10/01/2042	3,000	2,920,915

Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,191,719

Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,400,429

Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,014,651

Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	925,203

Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,676,186

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2043	5,000	5,345,477

Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	50	50,706

Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	370,610

Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	316,727

Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	524,114

Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,533,659

Series 2020 B, RB	4.00%	11/15/2041	250	208,221

Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,150	986,588

Series 2021 B-2, RB	1.45%	01/01/2027	560	500,460

Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2041	3,030	1,184,861

Series 2020 A, RB(h)	0.00%	09/01/2049	3,795	917,860

Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	1,003,746

				138,456,630

Georgia–1.56%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,502,041

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,602,854

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	$940	$923,585

Series 2018 A, RB	5.75%	12/01/2033	1,500	1,466,981

Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,776,186

Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,950,383

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	453,572

Series 2021, RB	4.00%	01/01/2036	1,100	1,037,042

Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,282,807

Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	886,010

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	449,789

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	467,433

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,204,015

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	15	15,020

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,550,219

Main Street Natural Gas, Inc.;
Series 2022 C, RB(d)	4.00%	11/01/2027	3,810	3,658,521

Series 2023 A, RB(c)	5.00%	06/01/2030	5,000	5,128,868

Series 2023 C, RB(c)	5.00%	09/01/2030	5,000	5,193,391

				30,563,725

Guam–0.25%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	3,928,518

Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,035,880

				4,964,398

Hawaii–0.71%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	656,396

Hawaii (State of) Department of Budget & Finance; Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,117,538

Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	6,000	6,168,525

Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,921,658

				13,864,117

Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,060,707

Illinois–9.71%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,275	1,271,023

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,571,846

Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,800,115

Series 2004, RB	5.00%	11/01/2028	3,000	3,096,485

Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,519,212

Series 2008, Ref. RB(c)(g)	5.00%	01/01/2025	2,450	2,500,575

Series 2008, Ref. RB	5.00%	01/01/2029	50	50,591

Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,077,837

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,650,377

Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,102,289

Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,209,180

Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,577,472

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	823	823,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	$6,000	$6,057,017

Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,045,343

Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,036,982

Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,037,104

Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,073,249

Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,255,540

Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,047,389

Series 2017, RB	5.75%	04/01/2035	1,000	1,061,735

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,558,121

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,047,069

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,309,242

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,020,077

Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,501

Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,248,834

Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds(i)	5.00%	12/01/2027	7,000	7,118,801

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,000,617

Series 2013 A, Ref. RB(a)	5.38%	01/01/2033	6,500	6,503,495

Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,001,118

Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,115,493

Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	500,819

Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,191,468

Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,076,396

Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,125,596

Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,229,242

Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,102,018

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,917,906

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,477,575

Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,976,206

Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,011,161

Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,301,017

Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,636,702

Series 2021 A, GO Bonds	5.00%	03/01/2046	300	307,960

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,410,344

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,494

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,075,066

Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,296,380

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,268,792

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,255,930

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	575,282

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	100	99,971

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,575,015

Illinois (State of) Finance Authority (The University of Chicago); Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	1,860,931

Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	793,100

Series 2020, RB	5.00%	10/01/2031	750	791,804

Series 2020, RB	5.00%	10/01/2032	750	790,945

Series 2020, RB	5.00%	10/01/2033	750	790,466

Series 2020, RB	5.00%	10/01/2034	750	787,988

Series 2020, RB	5.00%	10/01/2035	750	781,331

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,071,977

Series 2002, RB (INS - AGM)(b)(h)	0.00%	12/15/2029	2,550	1,996,176

Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2032	13,490	9,313,174

Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2034	5,000	3,154,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	$2,700	$2,980,886

Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,133,429

Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,337,146

Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,166,746

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,038,790

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,247,789

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2028	300	300,350

Series 2013 A, RB	5.00%	01/01/2038	2,000	2,001,104

Series 2021 A, RB	4.00%	01/01/2046	5,000	4,686,947

Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	742,249

Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	214	213,529

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2028	2,000	2,085,611

Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,060,106

Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,056,427

Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,161,325

Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,058,426

Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,026,743

Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,541,248

Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(g)	5.00%	02/01/2028	205	221,678

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	963,579

				190,086,135

Indiana–1.42%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	508,363

Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	4,994,541

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	201,032

Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,733,538

Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,212,203

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	986,389

Indianapolis Local Public Improvement Bond Bank (CityWay 1); Series 2021 B, Ref. RB	5.00%	02/01/2033	185	185,643

Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	498,984

Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,563,624

Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2028	1,250	1,300,190

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	610	524,243

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	105	105,847

				27,814,597

Iowa–1.04%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,771,549

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,141,480

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,329,271

Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	114,967

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2028	2,100	2,244,862

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,689,914

				20,292,043

Kansas–0.50%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	575	570,825

Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,209,318

Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,329,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	$1,000	$832,221

Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	822,688

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 05/25/2017-05/30/2019; Cost $1,537,416)(e)(f)	5.25%	12/01/2036	1,500	345,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	985,689

Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,175,978

Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,512,656

				9,784,223

Kentucky–1.88%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	392,068

Series 2019, Ref. RB	5.00%	02/01/2031	460	478,328

Series 2019, Ref. RB	5.00%	02/01/2032	450	467,443

Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,017,913

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	5.46%	02/01/2025	1,430	1,431,617

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,678,859

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,518,202

Series 2015 A, RB	5.00%	07/01/2030	3,000	3,041,297

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,452,594

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,841,365

Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,019,133

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,650,996

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,283,866

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,157,634

Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,048,559

Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,028,681

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	107,959

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	107,402

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	107,501

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	107,358

Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	1,991,590

Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	4,963,656

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,523,307

Series 2020 A, RB	4.00%	10/01/2040	1,500	1,393,983

				36,811,311

Louisiana–1.25%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	1,405	1,443,602

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	207,500

Series 2017, Ref. RB	5.00%	07/02/2029	400	332,000

Series 2017, Ref. RB	5.00%	07/01/2030	500	415,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,614,399

New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,268,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	$1,750	$1,765,115

Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,822,384

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	106,884

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	231,859

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	151,977

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	104,451

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	378,094

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	215,039

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	144,760

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	106,884

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,928,835

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	982,387

Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,733,821

Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,884,358

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	800	797,012

Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,753,359

Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,162,276

				24,550,399

Maryland–0.77%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,102,518

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,267,723

Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,642,467

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	1,986,627

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	945,036

Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	96,769

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	263,557

Series 2021, Ref. RB	5.00%	06/01/2030	350	375,136

Series 2021, Ref. RB	5.00%	06/01/2032	400	430,872

Series 2021, Ref. RB	4.00%	06/01/2034	350	349,619

Series 2021, Ref. RB	4.00%	06/01/2036	450	438,434

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(d)	4.00%	07/01/2024	585	579,171

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,512,502

Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	928,593

Series 2020, RB	4.00%	09/01/2040	2,500	2,192,551

				15,111,575

Massachusetts–1.85%
Massachusetts (Commonwealth of); Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,003,603

Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance);
Series 2018 A, Ref. RB	5.00%	01/01/2029	495	550,070

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,564,665

Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,161,556

Series 2021 G, Ref. RB	5.00%	07/01/2038	300	310,279

Series 2021 G, Ref. RB	5.00%	07/01/2039	350	360,480

Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	895,753

Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,720,408

Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,778,173

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,622,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	$1,500	$1,425,712

Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,141,305

Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,146,452

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,849,011

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,029,854

Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,637,136

Series 2018 B, RB	4.00%	02/15/2041	1,685	1,664,477

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	311,807

				36,173,725

Michigan–2.10%
Charyl Stockwell Academy; Series 2015, Ref. RB (Acquired 04/23/2015; Cost $85,000)(f)	4.88%	10/01/2023	85	84,870

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	706,549

Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,011,768

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	805	768,843

Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,733,050

Series 2020, RB	2.88%	05/15/2026	170	161,155

Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,049,978

Series 2022, Ref. RB	4.00%	11/15/2031	1,000	909,452

Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	615	637,060

Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,519,643

Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	570	579,649

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,010,327

Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,010,976

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,048,799

Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	766,529

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,069,258

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,513,415

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(g)	5.00%	05/15/2025	245	252,153

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2031	1,530	1,212,631

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,218,756

Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,745,205

Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,880,166

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 A, RB	5.00%	12/01/2037	2,700	2,700,931

Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,500,710

				41,091,873

Minnesota–0.35%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	290	216,749

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	306,666

Series 2018 A, Ref. RB	5.00%	11/01/2033	205	201,149

Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	515,662

Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,644,218

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,751,041

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(c)(d)(e)(f)	6.00%	07/01/2027	1,250	662,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	$70	$70,020

Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2023	300	299,105

Series 2014, RB	4.00%	12/01/2024	175	172,480

Series 2014, RB	5.00%	12/01/2029	1,000	978,450

				6,818,040

Mississippi–0.22%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,056,362

Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,060,592

Mississippi (State of) Hospital Equipment & Facilities Authority (North Mississippi Health Services);
Series 2020, Ref. RB	5.00%	10/01/2035	600	631,367

Series 2020, Ref. RB	5.00%	10/01/2036	650	677,174

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	858,673

				4,284,168

Missouri–1.08%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	10	9,378

Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,035,619

Series 2017, Ref. RB	5.00%	03/01/2029	100	101,929

Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,957,288

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,003,491

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,056,676

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,715

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,452,788

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,002,422

Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,308,161

Series 2019 A, RB	5.00%	02/01/2029	1,100	1,106,349

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,006,045

Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,531,898

Series 2015 A, Ref. RB	5.00%	12/01/2027	640	653,501

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	4.00%	10/01/2028	145	133,667

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	340,000

Series 2012, RB	5.00%	09/01/2032	1,490	1,459,393

St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,011,251

				21,179,571

Nebraska–0.26%
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,177,825

Nevada–0.26%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	125	126,602

Series 2015, RB	5.00%	08/01/2029	1,140	1,148,709

Series 2015, RB	5.00%	08/01/2031	1,260	1,267,463

Series 2015, RB	5.00%	08/01/2032	305	307,024

Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	10	10,075

Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	228,287

Series 2020, RB	4.00%	12/01/2030	240	228,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	$1,945	$1,805,048

				5,121,605

New Hampshire–0.59%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,630	6,389,138

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	789,091

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	279,962

New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,270,017

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,978	1,854,907

				11,583,115

New Jersey–5.30%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	263,415

Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,018,201

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(g)	5.00%	12/01/2024	1,295	1,302,338

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,142,622

New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,048,242

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,353,791

Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,464,961

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	1,770	1,770,054

Series 2012, RB(a)	5.75%	09/15/2027	12,380	12,391,303

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,480

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	102	107,499

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	435	424,669

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,006,180

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	247,714

New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	988,523

Series 2021, RB	4.00%	06/15/2038	1,000	996,612

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,396,231

Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,139,898

Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,003,199

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,009,645

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	379,443

Series 2017 F, RB	5.00%	07/01/2033	415	395,446

Series 2017 F, RB	5.00%	07/01/2035	1,000	928,913

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,255,296

Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,045,131

New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,294,087

Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	1,646,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(h)	0.00%	12/15/2026	$3,500	$3,099,622

Series 2008 A, RB(h)	0.00%	12/15/2028	255	209,716

Series 2009 C, RB	5.25%	06/15/2032	250	254,363

Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,401,197

Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,349,797

Series 2018 A, RN(i)(k)	5.00%	06/15/2029	4,500	4,689,941

Series 2018 A, RN(i)(k)	5.00%	06/15/2030	2,000	2,081,549

Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,542,575

Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,001,974

Series 2021 A, Ref. RB	4.00%	06/15/2034	1,485	1,521,361

Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,428,498

Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,018,685

Series 2022 A, RB	4.00%	06/15/2040	3,215	3,135,065

South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	505,566

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,676,429

Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,307,704

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,338,140

				103,782,332

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	681,949

Series 2019 A, RB	5.00%	05/15/2039	500	440,756

				1,122,705

New York–11.15%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,513,331

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(d)	5.00%	10/01/2038	500	375,000

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.25%	12/31/2033	1,500	1,370,996

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	480	481,666

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	305,609

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	926,205

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,054,290

Series 2018, RB	5.00%	09/01/2029	1,000	1,091,877

Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2043	515	512,803

Series 2013 B, RB	5.00%	11/15/2038	40	40,000

Series 2013 C, RB	5.00%	11/15/2042	940	937,816

Series 2013 E, RB	5.00%	11/15/2043	705	702,374

Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,186,757

Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,913,895

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,564,859

Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(h)	0.00%	11/15/2029	1,000	783,874

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,640	1,496,066

Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,004,476

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	413	407,934

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	356,120

New York & New Jersey (States of) Port Authority;
Series 2014, RB(a)	4.00%	09/01/2034	10,000	10,012,127

Two Hundred and Seven Series 2018, Ref. RB(a)	5.00%	09/15/2028	9,000	9,448,715

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,089,269

Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,601,314

Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,972,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	$1,000	$1,019,943

Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,918,891

Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,892,937

Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,090,709

New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,390,912

Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,094,401

Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,381,813

Series 2021, Ref. RB	4.00%	11/01/2036	2,825	2,851,478

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,096,915

Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,472,339

New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,110,869

New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,892,072

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,906,646

Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,194,090

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	299,754

Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,988,790

Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	990,686

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(l)	5.00%	11/01/2026	30	30,358

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2037	1,490	1,487,163

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,652,696

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,746,218

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,227,270

New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	288,318

Series 2016 B, Ref. RB	5.00%	06/01/2030	270	278,362

Series 2016 B, Ref. RB	5.00%	06/01/2031	465	479,344

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	2,978,325

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	6,928,043

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,470	1,520,056

Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,019,271

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,150	1,152,540

Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,563,518

Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,435,134

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,153,282

Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,177,570

Series 2018, RB(a)	5.00%	01/01/2036	960	978,863

Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,959,891

Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,065,217

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	925,410

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,065,874

Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,327,537

Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,732,016

Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,033,563

Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,257,855

Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,170,917

Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	458,786

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	760	771,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	$2,000	$2,072,915

Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,551,396

Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,031,546

Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	5,000	5,021,191

				218,284,266

North Carolina–1.57%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2035	1,000	1,054,196

Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,467,878

New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB(c)(g)	5.00%	10/01/2027	1,000	1,074,608

North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,711,430

Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,225,384

Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,353,956

Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,419,732

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,896,842

North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	256,547

Series 2021, RB	4.00%	03/01/2030	285	262,224

Series 2021, RB	4.00%	03/01/2031	290	264,256

Series 2021, RB	4.00%	03/01/2036	900	755,317

Series 2021, RB	4.00%	03/01/2041	1,050	806,412

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2020 B-1, RB	2.88%	10/01/2026	610	572,004

North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,351,462

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	4,999,958

North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,149,905

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,313,765

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(h)	0.00%	01/01/2044	5,000	1,951,813

Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,883,302

				30,770,991

North Dakota–0.16%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	385	376,586

Series 2016, RB	5.10%	04/15/2036	2,815	2,703,490

				3,080,076

Ohio–2.33%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,007,997

Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,131,371

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,112,373

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	5.75%	01/01/2024	180	179,553

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,011,681

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,465,428

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,835	3,821,447

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	3,250	3,315,696

Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,590,670

Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	690	679,808

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	1,989,979

Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,552,098

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,206,573

Ohio (State of); Series 2020 A, Ref. RB	5.00%	01/15/2033	600	642,222

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(d)	5.00%	12/01/2023	1,460	1,455,973

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,319,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	$9,000	$7,793,866

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	340,803

				45,616,831

Oklahoma–0.47%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	958,479

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(e)	4.75%	11/01/2023	852	596

Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,257,496

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,021,919

				9,238,490

Oregon–1.02%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	251,874

Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	293,560

Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,267,871

Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	6,965,352

Portland (Port of), OR;
Series 2017 24B, RB(a)	5.00%	07/01/2036	4,000	4,107,407

Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	2,910,594

Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2040	4,415	1,973,382

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,710,762

Series 2021 B-2, RB	2.13%	11/15/2027	500	451,841

				19,932,643

Pennsylvania–5.59%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,090,296

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,007,567

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,542,230

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,873,870

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	936,302

Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,208,544

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,331

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,273

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,275

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(h)	0.00%	10/01/2036	1,300	686,477

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	5,854,191

Series 2018, RB	5.00%	06/01/2033	4,000	4,240,517

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(g)	5.00%	07/01/2025	160	163,192

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	943,530

Series 2018, Ref. RB	5.00%	12/01/2031	1,005	936,609

Series 2018, Ref. RB	5.00%	12/01/2033	750	687,250

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,518,902

Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	992,099

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	512,545

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	3,686,293

Series 2019, Ref. RB	5.00%	09/01/2031	545	581,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of);
First Series 2015-1, GO Bonds	5.00%	03/15/2031	$1,500	$1,538,042

Series 2018 A, Ref. COP	5.00%	07/01/2029	300	323,052

Series 2018 A, Ref. COP	5.00%	07/01/2030	375	404,654

Series 2018 A, Ref. COP	5.00%	07/01/2031	425	457,618

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,072,878

Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,667,007

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,547,888

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,255,705

Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,128,509

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,138,581

Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	124,573

Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,340,949

Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,089,955

Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	258,801

Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,016,405

Series 2017-3, Ref. RB	5.00%	12/01/2034	3,000	3,188,566

Series 2019 A, RB	5.00%	12/01/2033	1,240	1,358,295

Series 2021 A, RB	3.00%	12/01/2042	6,500	4,996,588

Series 2021 B, RB	4.00%	12/01/2040	1,500	1,456,587

Series 2021 B, RB	4.00%	12/01/2041	1,750	1,690,175

Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(a)	4.00%	06/01/2044	5,800	5,580,343

Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,024,591

Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,020,890

Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,890,693

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,041,426

Series 2017, RB	5.00%	12/01/2037	1,310	1,351,942

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,452,336

Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	925,740

Series 2017, Ref. RB	5.00%	05/01/2036	1,000	896,551

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,085,345

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	2,000	1,695,048

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,588,718

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,575,701

Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,349,754

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,452,873

Series 2018 A, GO Bonds	5.00%	09/01/2025	745	764,134

Series 2018 A, GO Bonds	5.00%	09/01/2032	510	547,351

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,617

Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	26,228

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	118,108

Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	96,462

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	224,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	$500	$496,262

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	525,086

				109,359,305

Puerto Rico–3.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	755	755,088

Series 2002, RB	5.63%	05/15/2043	4,215	4,236,163

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	225	217,114

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	8,100	4,935,375

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	6,456	6,578,495

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,504,465

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,419	1,501,467

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	6,378	6,898,743

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	5,905,805

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,079,768

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	907,211

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,185,547

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,186,926

Subseries 2022, RN	0.00%	11/01/2043	6,163	3,181,741

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,415,404

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(e)	5.50%	07/01/2038	3,500	962,500

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 C, RB(m)	5.00%	07/01/2053	130	82,388

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	456,976

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,245	1,218,083

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	20,432	15,985,470

Series 2018 A-1, RB(h)	0.00%	07/01/2046	17,000	4,734,979

				67,929,708

Rhode Island–1.04%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	315	315,571

Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,396,995

Series 2015 A, Ref. RB	5.00%	06/01/2027	900	915,048

Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,098,336

Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,652,644

Series 2015 A, Ref. RB	5.00%	06/01/2040	4,000	4,019,524

				20,398,118

South Carolina–0.23%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,029,833

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,250	1,196,356

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	200,050

South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	979,050

				4,405,289

Tennessee–1.13%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,498,369

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,590,870

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,397

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	650	650,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	$1,115	$1,122,037

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,035,524

Series 2016 A, RB	5.00%	07/01/2035	2,000	2,058,830

New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(h)	0.00%	04/01/2036	1,200	675,828

Series 2021, RB(h)	0.00%	04/01/2037	1,375	726,197

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,240,978

Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	636,329

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	630,411

Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	3,300	3,439,770

Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,229,952

Series 2006 C, RB	5.00%	02/01/2027	150	150,239

Series 2018, RB(c)	4.00%	11/01/2025	2,000	1,977,285

				22,163,874

Texas–7.72%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,523,720

Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	100	96,574

Series 2017 A, RB	5.00%	08/15/2038	115	107,300

Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	70	69,817

Series 2014 A, RB	6.63%	03/01/2029	1,000	1,001,662

Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,062,766

Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,218,468

Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2013, RB	6.00%	08/15/2033	1,250	1,251,987

Series 2022 A, RB	4.00%	08/15/2033	535	523,874

Series 2022 A, RB	4.00%	08/15/2034	555	540,512

Series 2022 A, RB	4.00%	08/15/2035	410	393,410

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	494,256

Series 2015 A, RB	5.13%	08/15/2030	3,000	2,986,928

Series 2018 D, RB	5.75%	08/15/2033	5,000	5,051,122

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(a)(c)(g)	5.25%	11/01/2023	2,000	2,003,938

Dallas (City of), TX Area Rapid Transit; Series 2016 B, Ref. RB	4.00%	12/01/2038	5,250	5,154,790

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	998,692

Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	150,000

Series 2014 A, Ref. RB	5.00%	09/01/2024	265	265,149

Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,000,249

Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,515	1,626,693

Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,618,770

Grand Parkway Transportation Corp.; Series 2020 C, Ref. RB	4.00%	10/01/2036	250	251,272

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,102,324

Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,535,709

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,013,656

Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	1,090	994,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	$1,500	$1,465,905

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	3,932,902

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,152,459

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	1,265	1,266,234

Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	504,196

Series 2021 A, RB(a)	4.00%	07/01/2041	4,500	3,982,335

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,378,694

Series 2021 B-1, RB(a)	4.00%	07/15/2041	9,000	7,963,323

Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	255,086

Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	935	894,124

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $82,148)(e)(f)	5.00%	02/15/2024	81	2,440

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	5,000	4,886,264

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,334,347

Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,303,591

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(g)	5.00%	04/01/2026	670	696,786

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,714,712

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,078,771

Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,182,868

Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,859,791

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	320	308,191

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,021,822

Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,104,825

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	625,379

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,417,266

Series 2014, RB	5.50%	01/01/2035	1,400	1,241,521

Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	330	330,281

North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,031,238

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	758,809

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	490,062

Series 2021, RB(a)(d)	2.25%	01/01/2029	800	661,447

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,891,129

San Antonio (City of), TX; Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,531,814

Tarrant County Cultural Education Facilities Finance Corp.; Series 2014, Ref. RB	5.00%	10/01/2049	5,125	4,721,044

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	195	186,211

Series 2020, Ref. RB	4.00%	11/15/2027	3,100	2,924,389

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	9,890,839

Texas (State of); Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,654,878

Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2034	1,400	871,007

Series 2019, RB(h)	0.00%	08/01/2035	2,050	1,202,077

Series 2019, RB(h)	0.00%	08/01/2036	1,500	823,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	$5,000	$2,654,262

Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,031,077

Series 2015 C, Ref. RB	5.00%	08/15/2042	1,235	1,235,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,820	3,955,906

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,327,621

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC – North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,206,959

Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,068,331

Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	686,258

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,037,127

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	949,583

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	516,078

				151,249,553

Utah–0.77%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,661,757

Mida Mountain Village Public Infrastructure District (Assessment Area No. 2);
Series 2021, RB(d)	4.00%	08/01/2025	1,205	1,174,941

Series 2021, RB(d)	4.00%	08/01/2027	1,000	959,465

Series 2021, RB(d)	4.00%	08/01/2030	1,000	926,341

Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	420,496

Series 2021 A-1, RB	4.00%	06/01/2041	1,000	789,889

Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,394,207

Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,686,832

Series 2018 B, RB	5.00%	07/01/2038	1,000	1,042,292

				15,056,220

Vermont–0.20%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,010,215

University of Vermont and State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,401,759

Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,571,159

				3,983,133

Virginia–0.77%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	700	680,215

Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	965,216

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2014, Ref. RB	4.00%	01/01/2025	705	688,065

Series 2019 A, RB	5.00%	01/01/2034	500	463,347

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	07/01/2033	3,235	3,460,127

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	12/31/2042	2,000	2,040,210

Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,835,099

Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,353,856

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	150,327

Series 2018, Ref. RB	5.00%	09/01/2030	455	453,671

				15,090,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–1.90%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	$70	$71,420

Series 2018 B, RB(d)	5.00%	01/01/2032	100	102,029

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	14,883

Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	3,827,450

Series 2022 B, Ref. RB(a)	5.00%	08/01/2038	3,000	3,158,729

Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,560,736

University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,667,067

Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,117,152

Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,664,079

Washington (State of) Convention Center Public Facilities District (Green Notes);
Series 2021 B, RB	5.00%	07/01/2031	2,365	2,521,565

Series 2021, RB	4.00%	07/01/2031	1,250	1,195,977

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	5.46%	01/01/2025	3,350	3,351,217

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	509,346

Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	505,248

Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2028	120	120,028

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,542,566

Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,355,771

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,256,205

Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,270,637

Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	2,750	2,478,808

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(g)	6.00%	07/01/2025	230	235,624

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	667,137

Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	664,425

Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,420,448

				37,278,547

West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,000	2,046,292

West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	1,000,943

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(e)	6.75%	02/01/2026	2,000	1,400,000

Series 2018, RB(a)(d)(e)	8.75%	02/01/2036	640	512,000

				4,959,235

Wisconsin–2.04%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,413,768

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	1,992,291

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,501,150

Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,623,171

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	270	252,479

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,452,809

Series 2012, RB	5.00%	06/01/2026	1,000	1,000,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	$3,500	$3,412,287

Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	974,939

Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	310,962

Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	526,115

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,650	1,634,206

Series 2016 A, RB(d)	4.63%	06/01/2036	160	141,764

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	839,532

Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,120,964

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	381,240

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	444,033

Series 2022 A, RB(d)	6.13%	02/01/2039	485	430,712

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,722,801

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,555	1,483,357

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,998,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,019,826

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	440	438,998

Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	442,081

Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	986,139

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	2,900	2,826,382

WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2026	1,520	1,536,930

				39,908,295

Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(g)	5.00%	01/01/2027	1,500	1,588,464

TOTAL INVESTMENTS IN SECURITIES(n)-100.13% (Cost $2,027,506,505)				1,960,532,127

FLOATING RATE NOTE OBLIGATIONS-(0.75)%
Notes with interest and fee rates ranging from 4.30% to 4.62% at 08/31/2023 and contractual maturities of collateral ranging from 12/01/2027 to 06/01/2032 (See Note 1J)(o)				(14,775,000)

OTHER ASSETS LESS LIABILITIES-0.62%				12,296,934

NET ASSETS-100.00%				$1,958,054,061

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $141,525,452, which represented 7.23% of the Fund’s Net Assets.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $7,462,020, which represented less than 1% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2023 was $4,631,794, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $22,360,866 are held by TOB Trusts and serve as collateral for the $14,775,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	87.34%

General Obligation Bonds	11.24

Pre-Refunded Bonds	1.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,027,506,505)	$1,960,532,127

Receivable for:
Investments sold	1,594,508

Fund shares sold	3,586,541

Interest	23,048,664

Investment for trustee deferred compensation and retirement plans	78,429

Other assets	354,574

Total assets	1,989,194,843

Liabilities:
Floating rate note obligations	14,775,000

Payable for:
Investments purchased	6,023,428

Dividends	1,691,834

Fund shares reacquired	3,261,079

Amount due custodian	4,550,747

Accrued fees to affiliates	661,340

Accrued interest expense	27,105

Accrued trustees’ and officers’ fees and benefits	1,901

Accrued other operating expenses	58,410

Trustee deferred compensation and retirement plans	89,938

Total liabilities	31,140,782

Net assets applicable to shares outstanding	$1,958,054,061

Net assets consist of:
Shares of beneficial interest	$2,141,761,290

Distributable earnings (loss)	(183,707,229)

$1,958,054,061

Net Assets:
Class A	$1,297,817,011

Class C	$55,188,140

Class Y	$385,694,821

Class R6	$219,354,089

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	127,071,921

Class C	5,417,582

Class Y	37,793,315

Class R6	21,502,661

Class A:
Net asset value per share	$10.21

Maximum offering price per share (Net asset value of $10.21 ÷ 97.50%)	$10.47

Class C:
Net asset value and offering price per share	$10.19

Class Y:
Net asset value and offering price per share	$10.21

Class R6:
Net asset value and offering price per share	$10.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$39,320,806

Expenses:
Advisory fees	3,926,884

Administrative services fees	139,230

Custodian fees	7,449

Distribution fees:
Class A	1,653,124

Class C	301,646

Interest, facilities and maintenance fees	765,456

Transfer agent fees – A, C and Y	661,495

Transfer agent fees – R6	3,714

Trustees’ and officers’ fees and benefits	17,897

Registration and filing fees	136,421

Reports to shareholders	43,685

Professional services fees	68,712

Other	(3,440)

Total expenses	7,722,273

Less: Expense offset arrangement(s)	(876)

Net expenses	7,721,397

Net investment income	31,599,409

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(141,782))	(7,109,561)

Change in net unrealized appreciation of unaffiliated investment securities	807,367

Net realized and unrealized gain (loss)	(6,302,194)

Net increase in net assets resulting from operations	$25,297,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$31,599,409	$59,141,197

Net realized gain (loss)	(7,109,561)	(61,852,381)

Change in net unrealized appreciation (depreciation)	807,367	(125,342,440)

Net increase (decrease) in net assets resulting from operations	25,297,215	(128,053,624)

Distributions to shareholders from distributable earnings:
Class A	(21,612,968)	(36,139,563)

Class C	(770,805)	(1,353,317)

Class Y	(9,052,956)	(16,364,876)

Class R6	(1,010,588)	(18,717)

Total distributions from distributable earnings	(32,447,317)	(53,876,473)

Share transactions–net:
Class A	(11,104,798)	(152,597,556)

Class C	(8,047,904)	(20,457,744)

Class Y	(143,065,749)	(96,150,845)

Class R6	221,406,959	(3,497,421)

Net increase (decrease) in net assets resulting from share transactions	59,188,508	(272,703,566)

Net increase (decrease) in net assets	52,038,406	(454,633,663)

Net assets:
Beginning of period	1,906,015,655	2,360,649,318

End of period	$1,958,054,061	$1,906,015,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Intermediate Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$10.25	$0.17	$(0.04)	$0.13	$(0.17)	$10.21	1.26%	$1,297,817	0.85	%(d)	0.85	%(d)	0.76	%(d)	3.18	%(d)	9%
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83		0.83		0.76		2.86		37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79		0.79		0.74		2.21		11
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82		0.82		0.79		2.62		26
Year ended 02/29/20	11.02	0.29	0.66	0.95	(0.31)	11.66	8.75	1,114,423	0.89		0.89		0.84		2.56		11
Year ended 02/28/19	10.99	0.31	0.03	0.34	(0.31)	11.02	3.19	848,116	0.88		0.91		0.84		2.85		27
Class C
Six months ended 08/31/23	10.22	0.13	(0.03)	0.10	(0.13)	10.19	1.00	55,188	1.60	(d)	1.60	(d)	1.51	(d)	2.43	(d)	9
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58		1.58		1.51		2.11		37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54		1.54		1.49		1.46		11
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57		1.57		1.54		1.87		26
Year ended 02/29/20	10.99	0.20	0.66	0.86	(0.23)	11.62	7.87	145,443	1.64		1.64		1.59		1.81		11
Year ended 02/28/19	10.96	0.23	0.03	0.26	(0.23)	10.99	2.42	106,166	1.63		1.66		1.59		2.10		27
Class Y
Six months ended 08/31/23	10.24	0.18	(0.03)	0.15	(0.18)	10.21	1.49	385,695	0.60	(d)	0.60	(d)	0.51	(d)	3.43	(d)	9
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58		0.58		0.51		3.11		37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54		0.54		0.49		2.46		11
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57		0.57		0.54		2.87		26
Year ended 02/29/20	11.02	0.32	0.65	0.97	(0.34)	11.65	8.93	492,202	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.98	0.34	0.04	0.38	(0.34)	11.02	3.54	413,274	0.63		0.66		0.59		3.10		27
Class R6
Six months ended 08/31/23	10.24	0.18	(0.03)	0.15	(0.19)	10.20	1.42	219,354	0.54	(d)	0.54	(d)	0.45	(d)	3.49	(d)	9
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51		0.51		0.44		3.18		37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47		0.47		0.42		2.53		11
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49		0.49		0.46		2.95		26
Year ended 02/29/20	11.01	0.32	0.66	0.98	(0.34)	11.65	9.03	4,268	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.97	0.34	0.04	0.38	(0.34)	11.01	3.54	10	0.63		0.67		0.59		3.10		27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser

35	Invesco Intermediate Term Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

36	Invesco Intermediate Term Municipal Income Fund

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Over $1 billion	0.333%

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2023, the Adviser has contractually agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively,

37	Invesco Intermediate Term Municipal Income Fund

the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $22,911 in front-end sales commissions from the sale of Class A shares and $72,499 and $251 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $7,953,297 and securities sales of $3,157,189, which resulted in net realized gains (losses) of $(141,782).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $876.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $18,489,286 and 3.74%, respectively.

38	Invesco Intermediate Term Municipal Income Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$74,055,797	$39,626,117	$113,681,914

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $217,325,435 and $163,157,570, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,726,332

Aggregate unrealized (depreciation) of investments	(82,685,224)

Net unrealized appreciation (depreciation) of investments	$(67,958,892)

Cost of investments for tax purposes is $2,028,491,019.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	14,957,721	$154,193,949	50,598,567	$522,602,710

Class C	161,168	1,656,511	1,502,189	15,508,447

Class Y	13,943,077	143,902,518	39,930,571	412,323,242

Class R6	22,376,637	230,849,486	45,071	470,218

Issued as reinvestment of dividends:
Class A	1,482,993	15,282,716	2,454,413	25,324,509

Class C	60,673	623,967	107,048	1,101,526

Class Y	567,425	5,849,413	1,034,903	10,674,768

Class R6	82,898	848,606	1,436	15,206

Automatic conversion of Class C shares to Class A shares:
Class A	183,433	1,895,444	278,480	2,884,779

Class C	(183,859)	(1,895,444)	(279,154)	(2,884,779)

Reacquired:
Class A	(17,696,553)	(182,476,907)	(68,054,120)	(703,409,554)

Class C	(819,472)	(8,432,938)	(3,304,730)	(34,182,938)

Class Y	(28,359,605)	(292,817,680)	(50,258,713)	(519,148,855)

Class R6	(1,003,838)	(10,291,133)	(376,412)	(3,982,845)

Net increase (decrease) in share activity	5,752,698	$59,188,508	(26,320,451)	$(272,703,566)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,012.60	$4.30	$1,020.86	$4.32	0.85%
Class C	1,000.00	1,010.00	8.08	1,017.09	8.11	1.60
Class Y	1,000.00	1,014.90	3.04	1,022.12	3.05	0.60
Class R6	1,000.00	1,014.20	2.73	1,022.42	2.75	0.54

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

40	Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares

41	Invesco Intermediate Term Municipal Income Fund

of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that allocations to certain municipal sectors, intermediate duration bonds, and bonds domiciled in certain states detracted from Fund relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

42	Invesco Intermediate Term Municipal Income Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at

invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Limited Term California Municipal Fund

Nasdaq:

A: OLCAX ∎ C: OLCCX ∎ Y: OLCYX ∎ R6: IORLX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

17	Financial Statements

20	Financial Highlights

21	Notes to Financial Statements

26	Fund Expenses

27	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |  MAY LOSE VALUE   |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.36%
Class C Shares	0.99
Class Y Shares	1.49
Class R6 Shares	1.52
S&P Municipal Bond 2-17 Years Investment Grade Index▼	0.84
S&P Municipal California Investment Grade 4-7 Years Bond Index▼	0.76

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

 The S&P Municipal California Investment Grade 4-7 Years Bond Index consists of bonds issued within California with maturities between four and seven years that are rated at least BBB- by S&P Global Ratings, Baa3 by Moody’s or BBB- by Fitch Ratings. Bonds that are pre-refunded or escrowed to maturity are included in this index.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Limited Term California Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (2/25/04)	3.16%
10 Years	2.20
5 Years	1.23
1 Year	-0.70

Class C Shares
Inception (2/25/04)	2.96%
10 Years	1.82
5 Years	0.98
1 Year	0.11

Class Y Shares
Inception (11/29/10)	2.92%
10 Years	2.70
5 Years	1.99
1 Year	2.12

Class R6 Shares
10 Years	2.59%
5 Years	2.00
1 Year	2.17

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term California Municipal Fund. The Fund was subsequently renamed the Invesco Limited Term California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Limited Term California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Limited Term California Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.53%
California–97.02%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$7,630	$7,631,898

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	90	90,239

Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	500	507,159

Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2024	800	800,482

Alameda (County of), CA Joint Powers Authority (Multiple Capital); Series 2013 A, RB	5.25%	12/01/2025	1,000	1,005,016

Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,007

Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	70	70,478

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	505	510,159

Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	655	655,000

Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,074

Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	55	55,037

California (State of);
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,654

Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	20	20,241

Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	25	25,349

Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	65	65,291

Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,045

Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	5	5,007

Series 1997, GO Bonds	5.00%	10/01/2023	5	5,007

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	120	120,224

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,169

Series 1997, GO Bonds	5.13%	10/01/2027	20	20,039

Series 2000, GO Bonds	5.63%	05/01/2026	30	30,069

Series 2001, GO Bonds	5.20%	11/01/2031	5	5,010

Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,009

Series 2013, GO Bonds	5.00%	11/01/2043	1,700	1,703,583

Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	835,619

Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,363,516

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,186,052

Series 2023 D, RB(c)	5.50%	11/01/2028	7,000	7,349,569

California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	430	435,655

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	621,100

California (State of) County Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,226,668

Series 2007 B, RB	5.10%	06/01/2028	50	49,768

Series 2014, Ref. RB	4.00%	06/01/2029	485	485,420

Series 2020 B-1, Ref. RB	4.00%	06/01/2049	110	109,347

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	150	152,209

Series 2002, RB	6.00%	06/01/2042	4,735	4,804,802

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	2,175	2,176,557

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	5,435	5,492,814

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	750	758,478

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	145	145,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	$710	$744,619

California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	6,035	6,156,087

California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	30	30,009

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(d)	6.00%	06/01/2043	4,895	4,751,311

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,817,093

California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,275,309

Series 2012 A, RB	5.00%	11/15/2035	12,280	12,261,592

Series 2012 A, RB	5.00%	11/15/2039	4,905	4,777,195

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,354,452

California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,792,690

Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,070,690

California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,009

Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,006

California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	509,213

Series 2014 A, RB	5.00%	10/01/2038	3,420	3,451,123

Series 2014 B, RB	5.00%	10/01/2044	5,000	5,016,592

California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	2,978,359

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,929,107

Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,209,717

Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,588,668

Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,705,155

California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	4,696	4,581,643

California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(d)(e)	3.65%	01/31/2024	2,000	1,989,587

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts &Sciences Obligated Group); Series 2015 A, Ref. RB(b)(c)	5.00%	11/01/2023	11,100	11,126,022

California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,583,012

Series 2016 A, Ref. RB	5.00%	05/01/2028	775	817,903

Series 2016 A, Ref. RB	5.00%	05/01/2029	910	960,831

Series 2016 A, Ref. RB	5.00%	05/01/2030	740	782,160

Series 2016 A, Ref. RB	5.00%	05/01/2031	910	963,219

California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,194,628

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,006,455

California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB(b)(c)	5.00%	10/01/2023	465	465,526

Series 2013, RB(b)(c)	5.00%	10/01/2023	335	335,379

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,802,662

Series 2018, RB	5.00%	05/15/2037	2,500	2,558,327

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,262,872

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,130,826

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,340,366

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,998,506

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,199,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$3,000	$3,109,559

Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,529,649

Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,635,199

Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,078,250

Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,558,247

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,236,717

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,032

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	8,385	8,676,813

Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	6,704,066

Series 2018, RB(e)	5.00%	12/31/2035	2,700	2,767,895

California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	443,434

Series 2015, RB	5.00%	11/01/2035	1,100	1,103,972

Series 2017 A, RB	5.00%	11/01/2028	1,000	1,016,853

Series 2017 A, RB	5.25%	11/01/2029	750	768,312

California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,662,425

Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,798,330

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	1,100	1,086,380

California (State of) Pollution Control Financing Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,014,536

Series 2012, RB(d)(e)	5.00%	11/21/2045	10,000	9,763,321

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(d)(e)(f)(g)	7.50%	07/01/2032	4,000	200,000

Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(d)(e)(f)(g)	7.50%	07/01/2032	630	81,900

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,522,285

California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(e)	5.50%	12/01/2026	1,030	1,052,075

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	1,415	1,272,773

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	9,900	10,405,371

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	970,738

Series 2021, RB(d)	3.13%	05/15/2029	1,000	946,989

Series 2021, RB(d)	5.00%	11/15/2036	500	484,468

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	600	566,806

California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,022

Series 2004 B, RB	5.13%	06/01/2029	45	45,078

Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,068

Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,004

Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,080

California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	2,115	2,072,544

California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.00%	11/01/2029	100	100,217

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	5.50%	07/01/2027	755	749,812

California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,658,668

California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2023	105	105,000

Series 2020 B, RB	4.00%	09/02/2024	110	109,325

Series 2020 B, RB	4.00%	09/02/2025	115	113,726

Series 2020 B, RB	4.00%	09/02/2026	115	113,559

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	994,070

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	181,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(e)	5.20%	06/01/2036	$775	$775,658

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,026,636

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC–California College of the Arts); Series 2019, RB(d)	5.00%	07/01/2029	900	901,871

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,577,133

Series 2021 C-1, RB	2.25%	09/02/2026	1,340	1,193,568

California (State of) Statewide Communities Development Authority (University of California – Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,546,769

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	2,720	2,762,237

California State University;
Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,741,987

Series 2019 A, RB	4.00%	11/01/2041	3,480	3,440,562

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	388,831

Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	5	5,000

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,011,547

Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	202,616

Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,002

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,272,777

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,322,221

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	928,199

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	978,389

Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,016

Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	60	60,000

Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,791,908

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,677,341

Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	35	35,183

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	1,280	1,286,254

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,743

Series 2012, Ref. RB	5.00%	09/01/2027	790	790,947

El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,445,893

Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	299,476

Series 2017, RB	5.00%	09/01/2029	175	182,750

Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	723,901

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,071,230

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	535,560

Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2039	4,000	4,002,731

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)	5.00%	06/01/2027	1,850	1,991,342

Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	6,750,288

Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	1,395	1,412,132

Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	223,920

Series 2021, Ref. RB	4.00%	09/01/2028	255	253,503

Series 2021, Ref. RB	4.00%	09/01/2032	335	328,998

Series 2021, Ref. RB	4.00%	09/01/2035	400	385,357

Series 2021, Ref. RB	4.00%	09/01/2036	200	189,513

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,705,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	$20	$20,251

Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,055,905

Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,037

Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,083

Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,738,277

Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,656,377

Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,055,688

Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	6,450	5,997,743

Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,019,280

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	715,633

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	2,000	2,011,285

Series 2014, RB	5.00%	09/01/2044	500	501,656

Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,008,240

Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	98,438

Series 2021 A, RB	4.00%	09/01/2033	100	97,832

Series 2021 A, RB	4.00%	09/01/2034	165	160,794

Series 2021 A, RB	4.00%	09/01/2036	180	170,054

Series 2021 A, RB	4.00%	09/01/2038	385	349,848

Series 2021 A, RB	4.00%	09/01/2039	135	121,084

Series 2021 A, RB	4.00%	09/01/2040	140	123,840

La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	10	10,000

Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,656,461

Series 2015, RB	5.00%	05/15/2027	850	860,742

Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	20	20,033

Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,438,014

Series 2007 A, RB	5.50%	11/15/2037	100	106,784

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,050

Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,350,224

Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,057,260

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(e)	5.00%	05/15/2040	5,000	5,055,675

Series 2017 A, RB(e)	5.00%	05/15/2042	16,350	16,652,240

Series 2018 A, RB(e)	5.25%	05/15/2038	3,565	3,734,359

Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	9,656,285

Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,207,317

Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2020 A, RB	4.00%	06/01/2035	1,000	1,050,252

Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	3,810	3,854,791

Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(e)	5.00%	08/01/2030	2,000	2,022,577

Series 2014 A, Ref. RB(e)	5.00%	08/01/2031	1,250	1,263,949

Series 2014 A, Ref. RB(e)	5.00%	08/01/2032	1,745	1,763,894

Series 2014 A, Ref. RB(e)	5.00%	08/01/2033	1,895	1,915,033

Series 2014 A, Ref. RB(e)	5.00%	08/01/2034	2,470	2,494,984

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	467,084

Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,286,464

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	356,342

Series 2018 B, RB	5.00%	09/01/2033	250	262,115

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	65	64,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	$310	$315,139

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	499,349

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	556,308

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	466,809

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	590,388

Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,022,090

Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,011

Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	4,943,437

Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	311,115

Natomas Unified School District;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	760,821

Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,845,128

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	4,992,691

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,025	1,002,358

Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	5,283,735

Oceanside (City of), CA (Community Facilities District No. 200-1 – Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	665	665,554

Series 2013 A, Ref. RB	5.00%	09/01/2027	725	725,630

Series 2013 A, Ref. RB	5.00%	09/01/2028	785	785,684

Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,022,779

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	270,000

Series 2021 A, Ref. RB	3.00%	09/01/2024	280	274,360

Series 2021 A, Ref. RB	4.00%	09/01/2025	290	287,654

Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,157,048

Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,096,094

Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	5	5,035

Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,663,648

Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,866,782

Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,361,726

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,100,991

Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,050	1,050,379

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	189,106

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	209,550

Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,802,804

Series 2013, Ref. RB	5.25%	09/01/2033	200	200,191

Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	15	15,134

Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,096

Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,544

Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,385	5,589,368

Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	501,391

Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	315,000

Series 2012, Ref. RB	5.00%	09/02/2024	335	336,645

Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	202,693

Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,644,233

Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,157,963

Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	450	452,976

Riverside (County of), CA Community Facilities District No. 05-8 (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,000,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	$500	$485,973

Series 2020, RB	4.00%	09/01/2037	500	462,141

Series 2020, RB	4.00%	09/01/2040	350	309,968

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	280,236

Series 2021, RB	4.00%	09/01/2036	305	287,241

Series 2021, RB	4.00%	09/01/2037	320	294,493

Series 2021, RB	4.00%	09/01/2038	330	298,356

Series 2021, RB	4.00%	09/01/2039	345	311,210

Series 2021, RB	4.00%	09/01/2040	190	169,270

Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,216

Series 2013, RB	5.00%	09/01/2026	440	440,305

Series 2013, RB	5.00%	09/01/2027	405	405,301

Series 2013, RB	5.00%	09/01/2028	500	500,366

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	231,031

Series 2020, RB	4.00%	09/01/2035	275	265,930

Series 2020, RB	4.00%	09/01/2037	320	298,255

Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2024	265	265,630

Series 2007, RB	5.00%	02/15/2025	100	100,651

Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,282,302

Series 2019, RB	4.00%	06/01/2037	1,760	1,723,453

Sacramento (City of), CA Area Flood Control Agency; Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,913,576

Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,841,076

Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,478

Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	785,453

Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,254

Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,279,421

Sacramento (County of), CA;
Series 1991 A, RB(b)(e)	7.25%	10/01/2023	255	255,649

Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	6,000	6,208,816

Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	430,462

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(e)	5.25%	06/01/2027	195	190,656

Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,022

Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	45	45,064

San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	65	65,100

Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	180,273

Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	70,106

San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(e)	7.88%	07/01/2025	5	5,023

San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	294,633

San Bernardino County Transportation Authority; Series 2014 A, RB	5.25%	03/01/2040	9,045	9,127,509

San Carlos School District (Election of 2012); Series 2013, GO Bonds(b)(c)	5.00%	11/15/2023	120	120,393

San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	99,770

Series 2021, Ref. RB	4.00%	09/01/2027	100	100,059

Series 2021, Ref. RB	4.00%	09/01/2028	100	100,263

Series 2021, Ref. RB	4.00%	09/01/2029	100	99,772

Series 2021, Ref. RB	4.00%	09/01/2030	100	99,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2023	$175	$175,000

Series 2013, Ref. RB	5.00%	09/02/2024	185	185,774

Series 2013, Ref. RB	5.00%	09/02/2025	190	190,852

Series 2013, Ref. RB	5.13%	09/02/2026	205	206,218

Series 2013, Ref. RB	5.13%	09/02/2027	215	216,391

Series 2013, Ref. RB	5.25%	09/02/2028	225	226,670

Series 2013, Ref. RB	5.38%	09/02/2029	240	241,936

Series 2013, Ref. RB	5.38%	09/02/2030	250	251,816

Series 2013, Ref. RB	5.50%	09/02/2031	260	262,065

Series 2013, Ref. RB	5.50%	09/02/2032	280	282,197

San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,399

Series 2013, Ref. RB	5.00%	09/01/2027	610	610,548

Series 2013, Ref. RB	5.00%	09/01/2028	640	640,586

Series 2013, Ref. RB	5.00%	09/01/2030	720	720,565

San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,294,875

Series 2015 A, RB	5.00%	10/15/2034	1,000	1,035,139

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	55	55,072

San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(e)	5.00%	07/01/2037	1,000	1,028,135

Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,168,241

San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,121

San Francisco (City & County of), CA;
Series 2015 A, COP	5.00%	04/01/2029	700	700,839

Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,105,197

Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,068,387

Series 2015 R1, Ref. GO Bonds	4.00%	06/15/2030	100	100,034

San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,655

San Francisco (City & County of), CA (Moscone Convention Center Expansion); Series 2017 B, COP	4.00%	04/01/2042	2,250	2,178,610

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(e)	5.00%	05/01/2040	575	576,369

Series 2014 A, RB(e)	5.00%	05/01/2044	10,000	10,001,713

Series 2016 B, RB(e)	5.00%	05/01/2041	10,000	10,118,692

Series 2018 D, RB(e)	5.00%	05/01/2043	8,000	8,143,863

Series 2019 A, RB(e)	5.00%	05/01/2037	8,000	8,392,297

Series 2019 A, RB(e)	5.00%	05/01/2044	1,000	1,027,538

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	295	300,936

Series 2022 A, RB(d)	5.00%	09/01/2032	400	417,002

Series 2022 B, RB(d)	5.00%	09/01/2032	400	412,807

San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	1,355	1,347,197

Series 2021 B, RB	4.00%	11/01/2044	1,465	1,452,876

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	503,630

Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	599,547

San Francisco Bay Area Rapid Transit District; Series 2019 A, RB	4.00%	07/01/2039	2,075	2,063,426

San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	953,643

San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	517,204

Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,031,031

Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	1,250	1,284,263

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	24,997

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,795	1,796,810

San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,004

Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	3,670	3,628,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	$1,445	$1,448,068

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,359

Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	635,364

Series 2012, Ref. RB	5.00%	11/15/2024	325	325,217

Series 2012, Ref. RB	5.00%	11/15/2025	925	925,678

Series 2012, Ref. RB	5.00%	11/15/2027	785	785,656

Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,029

Santa Margarita Water District Community Facilities District No. 2013-1 (Village of Sendero);
Series 2013, RB(b)(c)	5.63%	09/01/2023	120	120,000

Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,190

Saugus Union School District (Community Facilities District No .2020-1);
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	710	710,000

Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	770	770,000

Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	830	830,000

Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	895	895,000

Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	647,441

Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	255,789

Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	375	375,352

Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,045

Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,021,577

South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,173,249

South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,296,484

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	501,154

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,242,592

Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,110,960

Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,903,679

Series 2019, Ref. RB	5.00%	06/01/2048	8,110	8,246,702

Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2025	1,620	1,621,662

Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,116,122

Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,326

Series 2013, RB	5.00%	10/01/2026	415	415,436

Series 2013, RB	5.00%	10/01/2027	700	700,715

Series 2013, RB	5.00%	10/01/2028	1,465	1,466,453

Series 2013, RB	5.00%	10/01/2029	1,490	1,491,346

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1);
Series 2012 A, Ref. RB	5.00%	09/01/2032	1,500	1,502,279

Series 2012 B, RB	5.00%	09/01/2032	1,500	1,502,279

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	217,970

Series 2021, Ref. RB	4.00%	09/01/2028	260	257,896

Series 2021, Ref. RB	4.00%	09/01/2030	300	294,120

Series 2021, Ref. RB	4.00%	09/01/2032	100	96,971

Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	15	15,177

Series 2002, RB	6.25%	09/01/2032	25	25,043

Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	865	831,886

Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2024	$420	$422,739

Series 2013, Ref. RB	5.00%	09/01/2025	445	447,991

Series 2013, Ref. RB	5.00%	09/01/2026	470	473,424

Series 2013, Ref. RB	5.00%	09/01/2027	490	493,804

Series 2013, Ref. RB	5.00%	09/01/2028	515	519,154

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,242,018

University of California; Series 2014 AM, RB	5.00%	05/15/2044	4,000	4,036,502

Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	65	65,262

Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	20	20,163

Series 2003 A, RB	6.13%	09/01/2034	30	30,302

Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,954,281

Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,036

Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,004

Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,337,639

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	14,505	14,504,633

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref.RB(b)(c)	5.00%	09/01/2023	835	835,000

				653,754,977

Guam–0.16%Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,089,444

Northern Mariana Islands–0.16%Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	1,150	1,039,079

Puerto Rico–4.09%Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,755	3,755,439

Series 2002, RB	5.63%	05/15/2043	335	336,682

Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	600	15,750

Series 2011, RB	6.00%	08/01/2025	1,400	36,750

Series 2011, RB	6.00%	08/01/2026	3,300	86,625

Series 2011, RB	5.50%	08/01/2031	1,750	45,938

PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	144	5,264

PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	23	8,410

Series 2022 L, RB(f)	5.25%	12/06/2049	329	110,965

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	27	26,236

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	215	130,934

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	8,856	9,024,429

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,202

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	191,817

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	190,457

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	324,907

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	137,944

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	115,899

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	151,458

Subseries 2022, RN	0.00%	11/01/2043	787	406,223

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	10	10,099

Series 2021 B, RB(d)	5.00%	07/01/2025	4,060	4,088,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	$470	$470,064

Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	520,078

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,015

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,008

Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	457,709

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 09/30/2008; Cost $2,130,000)(e)(f)(g)	6.63%	06/01/2026	2,130	1,491,000

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,056,768

Series 2018 A-1, RB	4.55%	07/01/2040	4	3,900

Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,393

Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	1,033

Series 2018 A-1, RB	4.75%	07/01/2053	4	3,750

Series 2018 A-1, RB	5.00%	07/01/2058	5	4,852

Series 2019 A-2, RB	4.54%	07/01/2053	46	41,632

Series 2019 A-2, RB	4.78%	07/01/2058	620	581,182

University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,095

Series 2006 P, Ref. RB	5.00%	06/01/2024	315	313,292

				27,564,719

Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	302,932

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	90,884

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	171,680

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	126,250

				691,746

Total Municipal Obligations (Cost $702,317,987)				684,139,965

U.S. Dollar Denominated Bonds & Notes–0.52%
California–0.52%
CalPlant I LLC;
Series 21A(d)(f)(i)	9.50%	03/31/2024	240	240,000

Series 21B(d)(f)(i)	9.50%	03/31/2024	905	905,000

Series 22A(d)(f)(i)	9.50%	03/31/2024	500	500,000

Series 22B(d)(f)(i)	9.50%	03/31/2024	45	45,000

Series 22C(d)(f)(i)	9.50%	03/31/2024	325	325,000

Series 22X(d)(f)(i)	9.50%	03/31/2024	490	490,000

Series 23A(d)(f)(i)	9.50%	03/31/2024	175	175,000

Series 23B(d)(f)(i)	9.50%	03/31/2024	155	155,000

Series 23C(d)(f)(i)	9.50%	03/31/2024	245	245,000

Series 23D (Acquired 05/04/2023; Cost $215,000)(d)(f)(g)(i)	9.50%	03/31/2024	215	215,000

Series 23E(d)(f)(i)	9.50%	03/31/2024	240	240,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,535,000)				3,535,000

TOTAL INVESTMENTS IN SECURITIES(j)–102.05% (Cost $705,852,987)				687,674,965

BORROWINGS–(3.16)%				(21,300,000)

OTHER ASSETS LESS LIABILITIES–1.11%				7,460,282

NET ASSETS–100.00%				$673,835,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $51,073,780, which represented 7.58% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $5,427,275, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at August 31, 2023 was $1,987,900, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	6.14%

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	89.31%

General Obligation Bonds	7.91

Pre-Refunded Bonds	2.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $705,852,987)	$687,674,965

Receivable for:
Investments sold	1,850,000

Fund shares sold	732,754

Interest	9,988,559

Investments matured, at value (Cost $1,017,842)	50,000

Investment for trustee deferred compensation and retirement plans	33,622

Other assets	113,633

Total assets	700,443,533

Liabilities:
Payable for:
Borrowings	21,300,000

Dividends	701,672

Fund shares reacquired	665,185

Amount due custodian	3,506,349

Accrued fees to affiliates	192,985

Accrued interest expense	166,140

Accrued trustees’ and officers’ fees and benefits	7,436

Accrued other operating expenses	34,897

Trustee deferred compensation and retirement plans	33,622

Total liabilities	26,608,286

Net assets applicable to shares outstanding	$673,835,247

Net assets consist of:
Shares of beneficial interest	$772,692,447

Distributable earnings (loss)	(98,857,200)

$673,835,247

Net Assets:
Class A	$262,400,026

Class C	$21,490,944

Class Y	$385,482,635

Class R6	$4,461,642

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	84,865,872

Class C	6,986,433

Class Y	124,353,434

Class R6	1,445,185

Class A:
Net asset value per share	$3.09

Maximum offering price per share (Net asset value of $3.09 ÷ 97.50%)	$3.17

Class C:
Net asset value and offering price per share	$3.08

Class Y:
Net asset value and offering price per share	$3.10

Class R6:
Net asset value and offering price per share	$3.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Limited Term California Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$13,596,999

Expenses:

Advisory fees	1,450,555

Administrative services fees	49,910

Custodian fees	5,324

Distribution fees:

Class A	356,498

Class C	122,042

Interest, facilities and maintenance fees	559,421

Transfer agent fees – A, C and Y	218,052

Transfer agent fees – R6	374

Trustees’ and officers’ fees and benefits	11,619

Registration and filing fees	33,552

Reports to shareholders	11,776

Professional services fees	45,199

Other	8,609

Total expenses	2,872,931

Less: Expense offset arrangement(s)	(455)

Net expenses	2,872,476

Net investment income	10,724,523

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(993,454)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(5,124)

Net realized and unrealized gain (loss)	(998,578)

Net increase in net assets resulting from operations	$9,725,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:

Net investment income	$10,724,523	$17,413,094

Net realized gain (loss)	(993,454)	(22,575,767)

Change in net unrealized appreciation (depreciation)	(5,124)	(21,799,054)

Net increase (decrease) in net assets resulting from operations	9,725,945	(26,961,727)

Distributions to shareholders from distributable earnings:

Class A	(3,828,913)	(6,304,884)

Class C	(239,027)	(383,945)

Class Y	(5,782,528)	(9,038,338)

Class R6	(76,177)	(116,698)

Total distributions from distributable earnings	(9,926,645)	(15,843,865)

Share transactions–net:

Class A	(27,618,388)	(36,328,493)

Class C	(4,600,823)	(7,739,299)

Class Y	2,745,981	(7,181,503)

Class R6	(104,565)	(1,645,880)

Net increase (decrease) in net assets resulting from share transactions	(29,577,795)	(52,895,175)

Net increase (decrease) in net assets	(29,778,495)	(95,700,767)

Net assets:

Beginning of period	703,613,742	799,314,509

End of period	$673,835,247	$703,613,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Limited Term California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$3.09	$0.05	$(0.01)	$ 0.04	$(0.04)	$3.09	1.36%	$262,400	0.91	%(d)	0.91	%(d)	0.76	%(d)	2.94	%(d)	15%
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83		0.83		0.77		2.30		59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80		0.80		0.76		1.66		29
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85		0.85		0.79		2.35		27
Seven months ended 02/29/20	3.32	0.05	0.10	0.15	(0.05)	3.42	4.51	255,461	0.84	(d)	0.84	(d)	0.78	(d)	2.60	(d)	13
Year ended 07/31/19	3.16	0.09	0.15	0.24	(0.08)	3.32	7.69	220,719	0.94		0.95		0.82		2.75		36
Year ended 07/31/18	3.15	0.09	0.01	0.10	(0.09)	3.16	3.19	182,533	0.98		0.98		0.85		2.79		20
Class C
Six months ended 08/31/23	3.08	0.03	0.00	0.03	(0.03)	3.08	0.99	21,491	1.66	(d)	1.66	(d)	1.51	(d)	2.19	(d)	15
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58		1.58		1.52		1.55		59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55		1.55		1.51		0.91		29
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60		1.60		1.54		1.60		27
Seven months ended 02/29/20	3.31	0.04	0.08	0.12	(0.03)	3.40	3.76	74,037	1.59	(d)	1.59	(d)	1.53	(d)	1.84	(d)	13
Year ended 07/31/19	3.15	0.06	0.16	0.22	(0.06)	3.31	6.91	76,761	1.70		1.71		1.58		1.99		36
Year ended 07/31/18	3.14	0.06	0.01	0.07	(0.06)	3.15	2.43	94,579	1.73		1.73		1.60		2.03		20
Class Y
Six months ended 08/31/23	3.10	0.05	0.00	0.05	(0.05)	3.10	1.49	385,483	0.66	(d)	0.66	(d)	0.51	(d)	3.19	(d)	15
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58		0.58		0.52		2.55		59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55		0.55		0.51		1.91		29
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60		0.60		0.54		2.60		27
Seven months ended 02/29/20	3.33	0.06	0.09	0.15	(0.05)	3.43	4.64	298,245	0.59	(d)	0.59	(d)	0.53	(d)	2.84	(d)	13
Year ended 07/31/19	3.17	0.10	0.15	0.25	(0.09)	3.33	7.93	251,897	0.70		0.71		0.58		2.99		36
Year ended 07/31/18	3.16	0.09	0.02	0.11	(0.10)	3.17	3.43	180,248	0.73		0.73		0.60		3.03		20
Class R6
Six months ended 08/31/23	3.09	0.05	0.00	0.05	(0.05)	3.09	1.52	4,462	0.61	(d)	0.61	(d)	0.46	(d)	3.24	(d)	15
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52		0.52		0.46		2.61		59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49		0.49		0.45		1.97		29
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53		0.54		0.47		2.67		27
Seven months ended 02/29/20	3.32	0.05	0.09	0.14	(0.05)	3.41	4.38	9,052	0.50	(d)	0.56	(d)	0.50	(d)	2.94	(d)	13
Period ended 07/31/19(e)	3.29	0.02	0.03	0.05	(0.02)	3.32	1.44	166	0.60	(d)	0.65	(d)	0.52	(d)	3.09	(d)	36

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Limited Term California Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

21	Invesco Limited Term California Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 100 million	0.500%

Next $150 million	0.450%

Next $1.75 billion	0.400%

Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and

22	Invesco Limited Term California Municipal Fund

Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $3,614 in front-end sales commissions from the sale of Class A shares and $55,342 and $1,316 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$684,139,965	$ –	$684,139,965

U.S. Dollar Denominated Bonds & Notes	–	–	3,535,000	3,535,000

Total Investments in Securities	–	684,139,965	3,535,000	687,674,965

Other Investments - Assets

Investments Matured	–	50,000	–	50,000

Total Investments	$–	$684,189,965	$3,535,000	$687,724,965

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $455.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

23	Invesco Limited Term California Municipal Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $13,687,500 with an average interest rate of 5.32%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$22,377,594	$59,867,186	$82,244,780

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $106,677,107 and $119,313,459, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,072,451

Aggregate unrealized (depreciation) of investments	(21,051,363)

Net unrealized appreciation (depreciation) of investments	$(18,978,912)

Cost of investments for tax purposes is $706,703,877.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Sold:

Class A	6,893,769	$21,442,274	32,781,609	$102,249,252

Class C	196,448	607,838	1,922,795	5,951,041

Class Y	24,417,920	76,042,211	105,744,848	330,647,420

Class R6	369,636	1,149,564	695,749	2,140,841

Issued as reinvestment of dividends:

Class A	788,293	2,451,561	1,230,812	3,825,625

Class C	51,173	158,381	81,330	251,596

Class Y	1,073,459	3,347,120	1,656,660	5,161,109

Class R6	16,169	50,232	27,680	86,029

Automatic conversion of Class C shares to Class A shares:

Class A	760,842	2,365,942	1,396,371	4,357,552

Class C	(764,482)	(2,365,942)	(1,402,472)	(4,357,552)

24	Invesco Limited Term California Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:

Class A	(17,345,138)	$(53,878,165)	(47,055,768)	$(146,760,922)

Class C	(970,023)	(3,001,100)	(3,086,171)	(9,584,384)

Class Y	(24,569,596)	(76,643,350)	(109,695,018)	(342,990,032)

Class R6	(419,887)	(1,304,361)	(1,229,377)	(3,872,750)

Net increase (decrease) in share activity	(9,501,417)	$(29,577,795)	(16,930,952)	$(52,895,175)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25	Invesco Limited Term California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.60	$4.61	$1,020.56	$4.62	0.91%
Class C	1,000.00	1,009.90	8.39	1,016.79	8.42	1.66
Class Y	1,000.00	1,014.90	3.34	1,021.82	3.35	0.66
Class R6	1,000.00	1,015.20	3.09	1,022.07	3.10	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

26	Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal California Investment Grade 4-7 Years Bond Total Return Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period and in the first quintile for the five year period (the first quintile being the best performing

27	Invesco Limited Term California Municipal Fund

funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that bond selection and an allocation to certain sectors negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.

The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

28	Invesco Limited Term California Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Limited Term Municipal Income Fund

Nasdaq:

A: ATFAX ∎ A2: AITFX ∎ C: ATFCX ∎ Y: ATFYX ∎ R5: ATFIX ∎ R6: ATFSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

26	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.04%
Class A2 Shares	1.17
Class C Shares	0.66
Class Y Shares	1.07
Class R5 Shares	1.15
Class R6 Shares	1.10
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	0.91
Lipper Short-Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.05
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.
The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	2.53%
10 Years	1.38
5 Years	0.82
1 Year	-0.82

Class A2 Shares
Inception (5/11/87)	4.26%
10 Years	1.79
5 Years	1.41
1 Year	1.05

Class C Shares
Inception (6/28/13)	0.91%
10 Years	1.02
5 Years	0.60
1 Year	0.05

Class Y Shares
Inception (10/3/08)	3.01%
10 Years	1.89
5 Years	1.59
1 Year	1.96

Class R5 Shares
Inception (7/30/04)	2.91%
10 Years	1.91
5 Years	1.63
1 Year	1.94

Class R6 Shares 10 Years	1.84%
5 Years	1.66
1 Year	2.02

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Limited Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.71%
Alabama-3.36%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee); Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	$3,580	$3,639,064
Black Belt Energy Gas District (The);
Series 2023 B, RB	5.00%	12/01/2030	2,000	2,084,392
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,273,243
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	36,730	36,435,888
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	17,375	17,163,687
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(b)	4.00%	12/01/2026	4,000	3,910,963
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	15,000	14,666,112
Huntsville (City of), AL; Series 2015 A, GO Wts.	5.00%	05/01/2035	3,000	3,078,041
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	4.55%	04/01/2024	8,625	8,634,118
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	4.71%	04/01/2024	2,875	2,875,088
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(b)	4.00%	06/01/2024	5,500	5,476,502
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,000	3,146,973
				106,384,071

Alaska-0.14%
Anchorage (Municipality of), AK; Series 2022 A, GO Bonds	5.00%	09/01/2024	1,000	1,015,326
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	3,590	3,509,001
				4,524,327

Arizona-1.67%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(d)	4.50%	07/15/2029	1,250	1,204,983
Arizona State University;
Series 2014, RB	5.00%	08/01/2033	2,200	2,215,190
Series 2014, RB	5.00%	08/01/2034	3,320	3,342,922
Series 2014, RB	5.00%	08/01/2044	4,145	4,161,903
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	93,841
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(d)	5.00%	02/15/2026	755	761,174
Marana (Town of), AZ; Series 2013, Ref. RB	5.00%	07/01/2033	1,400	1,401,069
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,053,201
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,205,276
Maricopa (County of), AZ Industrial Development Authority (Honorhealth); Series 2019 B, RB(b)	5.00%	09/01/2024	14,500	14,662,996
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	3.00%	07/01/2031	625	544,125
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2038	10,820	11,201,874
Series 2022, RB	5.00%	07/01/2034	1,600	1,844,039
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School);
Series 2007, Ref. RB	5.00%	06/01/2037	715	610,313
University of Arizona (The); Series 2018 A, RB	5.00%	06/01/2043	4,500	4,720,639
				53,023,545

Arkansas-0.09%
Rogers School District No. 30; Series 2019, GO Bonds	5.00%	02/01/2024	2,750	2,769,176

California-4.56%
California (State of);
Series 2022, Ref. GO Bonds	5.00%	09/01/2035	5,500	6,334,812
Series 2022, Ref. GO Bonds	5.00%	09/01/2036	7,780	8,880,339
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,425	1,440,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	$680	$687,686
California (State of) Health Facilities Financing Authority (Adventist Health System);
Series 2013 A, RB	4.00%	03/01/2033	240	229,807
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,225,583
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	15,336	14,807,643
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,343
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,858	5,630,262
Series 2023-1, RB	4.38%	09/20/2036	4,992	4,855,214
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	910	890,808
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	970,738
Series 2021, RB(d)	2.38%	11/15/2028	1,500	1,446,760
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)	5.00%	06/01/2025	10,000	10,326,125
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2025	3,000	2,798,098
Los Angeles (City of), CA Department of Airports; Series 2019 E, RB	5.00%	05/15/2044	2,450	2,601,180
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 I, RB	5.00%	05/15/2035	1,355	1,562,842
Series 2022 I, RB	5.00%	05/15/2036	750	856,652
Series 2022 I, RB	5.00%	05/15/2037	1,130	1,278,460
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2022 B, RB	5.00%	05/15/2038	4,740	5,350,250
Los Angeles (City of), CA Department of Water & Power;
Series 2014 D, RB	5.00%	07/01/2027	2,000	2,029,929
Series 2014 D, RB	5.00%	07/01/2028	2,550	2,587,744
Subseries 2002 A-7, Ref. VRD RB(g)	1.65%	07/01/2035	10,000	10,000,000
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	14,095	14,260,704
Madera Unified School District (2048 School Facilities); Series 2018, COP (INS - BAM)(e)	5.00%	09/01/2034	500	510,931
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,140	1,114,818
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds);
Series 2019, RB	1.80%	11/15/2027	1,370	1,255,186
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	9,125,999
Series 2023 A, RB	5.00%	08/01/2039	1,025	1,160,996
Series 2023 A, RB	5.00%	08/01/2040	1,250	1,409,388
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,960	2,031,633
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,110,960
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(g)	3.57%	10/01/2049	2,600	2,600,000
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	650,000
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,518,172
University of California;
Series 2023 BM, Ref. RB	5.00%	05/15/2034	1,500	1,784,014
Series 2023 BM, Ref. RB	5.00%	05/15/2035	2,500	2,944,450
Series 2023 BM, Ref. RB	5.00%	05/15/2036	2,500	2,911,643
Series 2023 BM, Ref. RB	5.00%	05/15/2037	2,000	2,303,970
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,110,426
				144,598,723

Colorado-3.16%
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2038	1,715	1,781,421
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,301,339
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	904,028
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(b)	5.00%	11/20/2025	5,825	6,001,753
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,268,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(b)	5.00%	08/01/2026	$2,000	$2,048,223
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(a)(b)	5.50%	01/01/2024	1,820	1,831,964
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,054,622
Colorado Springs (City of), CO;
Series 2013 B-1, RB(a)(b)	5.00%	11/29/2023	4,000	4,012,308
Series 2013 B-2, RB(a)(b)	5.00%	11/29/2023	4,500	4,513,847
Series 2017 A-2, RB	5.00%	11/15/2042	2,250	2,347,187
Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,018,050
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,310
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,590,990
Series 2013 B, RB	5.00%	11/15/2043	10,000	10,008,599
Series 2018 B, Ref. RB	5.00%	12/01/2043	5,000	5,177,616
Series 2022 B, RB	5.00%	11/15/2035	1,050	1,184,678
Denver City & County School District No. 1; Series 2017, GO Bonds	5.00%	12/01/2041	7,440	7,700,561
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,042,124
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	3.75%	12/01/2029	500	449,799
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,518,615
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	390	340,984
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	370	371,394
Series 2008, RB	6.25%	11/15/2028	2,000	2,123,698
Regional Transportation District (Fastracks); Series 2017 A, RB	5.00%	11/01/2033	1,000	1,051,448
Tender Option Bond Trust Receipts/Certificates;
Series 2022, VRD RB(d)(g)	4.36%	05/01/2038	5,000	5,000,000
Series 2022, VRD RB(d)(g)	4.36%	05/01/2046	6,000	6,000,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2028	125	131,143
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2029	125	131,095
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2030	125	131,111
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.00%	12/01/2038	1,000	1,017,430
				100,179,415

Connecticut-1.50%
Connecticut (State of);
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,075,050
Series 2020 A, RB	5.00%	05/01/2034	5,000	5,572,980
Series 2021 A, RB	5.00%	05/01/2035	8,000	8,961,820
Series 2021 D, RB	5.00%	11/01/2035	3,430	3,846,023
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,058,302
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,142,558
Series 2018, RB	5.00%	01/01/2027	3,000	3,176,928
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2014 A, RB	5.00%	07/01/2033	4,710	4,755,553
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	6,500	6,790,333
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,185,844
				47,565,391

District of Columbia-1.28%
District of Columbia;
Series 2014 C, GO Bonds	5.00%	06/01/2033	6,690	6,765,215
Series 2014 C, GO Bonds	5.00%	06/01/2034	5,000	5,055,848
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,058,946
Series 2020, RB	5.00%	12/01/2033	1,635	1,800,664
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,507,641
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,354,143
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	410	420,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2035	$1,400	$1,468,285
Series 2017 B, RB	5.00%	07/01/2042	6,250	6,446,455
Series 2018, RB	5.00%	07/01/2043	3,595	3,706,957
				40,584,937

Florida-4.63%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,843,120
Cape Coral (City of) FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,846,693
Central Florida Expressway Authority; Series 2016 B, Ref. RB	5.00%	07/01/2033	3,005	3,112,689
Clearwater (City of), FL; Series 2017, Ref. RB	5.00%	12/01/2035	4,475	4,660,807
Florida (State of); Series 2022 C, Ref. GO Bonds	5.00%	06/01/2024	4,110	4,160,724
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,000,617
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,200	1,179,402
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(d)	2.38%	06/01/2027	370	354,893
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	5,590	5,829,233
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(g)	3.00%	10/01/2042	4,005	4,005,000
Hialeah (City of), FL Utility System;
Series 2022, Ref. RB	5.00%	10/01/2024	1,260	1,275,514
Series 2022, Ref. RB	5.00%	10/01/2025	1,335	1,369,895
Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,291,042
Series 2022, Ref. RB	5.00%	10/01/2036	2,275	2,484,406
Series 2022, Ref. RB	5.00%	10/01/2037	2,390	2,579,238
Series 2022, Ref. RB	5.00%	10/01/2038	2,510	2,664,049
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	10,000	10,028,292
Series 2018 F, RB	5.00%	10/01/2043	1,305	1,354,902
Jacksonville (City of), FL; Series 2021 A, RB	5.00%	10/01/2034	1,680	1,896,635
JEA Electric System; Series 2008 3C-1, VRD RB(g)	4.00%	10/01/2034	12,090	12,090,000
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,288,426
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,724,253
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,027,425
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	523,147
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2036	7,730	8,706,772
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2041	1,865	2,032,290
Miami-Dade (County of), FL;
Series 2014 B, Ref. RB	5.00%	10/01/2037	5,000	5,035,955
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	1,660	1,711,318
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,224,846
Series 2019, RB	5.00%	10/01/2043	4,085	4,238,704
Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,060,297
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,645,906
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,254,521
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,407,266
Series 2023 A, RB	5.00%	10/01/2037	1,000	1,075,207
Series 2023 A, RB	5.00%	10/01/2038	1,000	1,067,318
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,450	2,348,982
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,376,934
Series 2021 B-2, RB	1.45%	01/01/2027	2,700	2,412,931
Reedy Creek Improvement District; Series 2016, GO Bonds	5.00%	06/01/2035	6,150	6,304,209
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,027,409
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,105,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	$145	$142,814
Series 2021, Ref. RB	4.00%	12/15/2025	180	175,104
Series 2021, Ref. RB	4.00%	12/15/2026	185	177,677
Series 2021, Ref. RB	4.00%	12/15/2027	215	203,782
Series 2021, Ref. RB	4.00%	12/15/2028	200	187,889
Series 2021, Ref. RB	4.00%	12/15/2029	220	205,104
Series 2021, Ref. RB	4.00%	12/15/2030	200	184,797
Series 2021, Ref. RB	4.00%	12/15/2031	205	187,702
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(g)	4.16%	01/01/2045	6,000	6,000,000
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2031	2,000	2,062,006
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(d)	4.25%	05/01/2028	700	700,586
Series 2023, RB(d)	4.38%	05/01/2033	1,000	1,003,503
				146,857,700

Georgia-2.16%
Atlanta (City of), GA; Series 2009 B, RB (INS - AGM)(e)	5.25%	11/01/2027	2,000	2,126,591
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System);
Series 1996, Revenue Ctfs. (INS - NATL)(e)	5.50%	08/15/2026	1,705	1,753,676
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,380,821
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	626,361
Main Street Natural Gas, Inc.;
Series 2018 A, RB(a)(b)	4.00%	09/01/2023	4,430	4,430,000
Series 2021 A, RB(b)	4.00%	09/01/2027	17,500	17,355,131
Series 2021 C, RB(b)	4.00%	12/01/2028	5,000	4,871,085
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	20,000	19,142,800
Subseries 2018 C, RB(b)	4.00%	12/01/2023	3,000	2,998,988
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(c)	4.48%	12/01/2023	8,700	8,703,065
				68,388,518

Hawaii-0.18%
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,007
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,850	1,925,616
Series 2023, RB(b)	5.00%	06/01/2026	3,625	3,733,219
				5,758,842

Idaho-0.18%
Canyon County School District No. 139 Vallivue;
Series 2015 A, GO Bonds(a)(b)	5.00%	09/15/2025	625	646,424
Series 2015 A, GO Bonds	5.00%	09/15/2034	775	796,265
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2038	2,350	2,597,047
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,814,105
				5,853,841

Illinois-6.74%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	850	847,349
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,214,132
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,645,087
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,011,784
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2036	1,500	1,635,868
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2037	1,000	1,083,929
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2038	1,250	1,343,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	$2,500	$2,574,315
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,858,110
Series 2016 C, Ref. RB	5.00%	01/01/2034	1,500	1,547,202
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,762,599
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,236,159
Series 2017 D, RB	5.25%	01/01/2042	1,530	1,575,416
Series 2022, Ref. RB	5.00%	01/01/2034	1,000	1,122,513
Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,597,977
Series 2022, Ref. RB (INS - AGM)(e)	5.00%	01/01/2038	4,750	5,112,776
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(e)(f)	0.00%	12/01/2025	735	667,745
Chicago (City of), IL Midway International Airport; Series 2014 B, Ref. RB	5.00%	01/01/2035	3,000	3,008,906
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,969,382
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,021,278
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds (INS - BAM)(e)	5.50%	12/01/2038	6,500	6,528,376
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,021,474
Glen Ellyn (Village of), IL Park District;
Series 2023 A, GO Bonds	5.00%	12/15/2023	505	507,249
Series 2023 A, GO Bonds	5.00%	12/15/2024	410	417,548
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,446
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,709,004
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,529,050
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,121,154
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,539,063
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,140,875
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,056,911
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,681,479
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,876,964
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,112,599
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,597,073
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(d)	4.30%	08/01/2028	1,220	1,209,321
Series 2023, Ref. RB(d)	5.25%	08/01/2038	1,300	1,308,900
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,500	10,021,206
Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	4,590	4,537,719
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - NATL)(e)(f)	0.00%	12/15/2032	25,000	17,259,402
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,311,399
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	25,075	25,088,836
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,278,276
Series 2014 C, RB	5.00%	01/01/2038	1,585	1,606,496
Series 2015 A, RB	5.00%	01/01/2037	1,500	1,530,664
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,230,934
Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,302,854
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	271,488
Series 2020, Ref. RB	3.10%	01/01/2027	290	277,564
Series 2020, Ref. RB	3.25%	01/01/2028	305	292,950
Series 2020, Ref. RB	3.35%	01/01/2029	320	307,306
Series 2020, Ref. RB	3.50%	01/01/2030	330	314,294
Series 2020, Ref. RB	3.60%	01/01/2031	345	328,863
Series 2020, Ref. RB	3.70%	01/01/2032	490	467,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2025	$2,000	$2,047,116
Series 2017, RB	5.00%	06/01/2026	5,135	5,337,095
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,717,596
Series 2023 C, Ref. RB	5.00%	01/01/2035	5,000	5,445,620
Wheaton-Warrenville Community Unit School District No. 200; Series 2019, Ref. GO Bonds	5.00%	10/01/2024	1,100	1,115,744
				213,784,136

Indiana-1.46%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(e)	1.99%	02/15/2027	8,045	7,543,083
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,509,677
Indiana (State of) Finance Authority (CWA Authority); Series 2015 A, RB	5.00%	10/01/2024	1,000	1,016,847
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,016,017
Series 2012 A, RB	4.25%	11/01/2030	3,335	3,329,674
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,846,445
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	6,904,724
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,990	3,158,675
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	8,475	8,635,053
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,278,334
				46,238,529

Iowa-1.48%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 C, RB	5.00%	09/01/2036	4,380	4,786,948
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	4.00%	12/01/2032	10,000	9,610,243
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(d)	4.64%	01/04/2024	13,190	13,182,137
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	19,250	19,437,593
				47,016,921

Kansas-1.01%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(b)	5.00%	11/15/2031	17,450	19,356,957
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,079,095
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,497,441
				31,933,493

Kentucky-1.57%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,230	1,246,176
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	5.46%	02/01/2025	2,340	2,342,646
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,425,621
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2026	2,000	2,038,266
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2027	3,380	3,444,670
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2028	2,870	2,924,362
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,051,281
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(b)	4.00%	04/01/2024	20,785	20,793,840
Series 2018 B, RB(b)	4.00%	01/01/2025	5,000	4,978,974
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB(a)(b)	5.75%	10/01/2023	105	105,151
Series 2013 A, RB(a)(b)	5.75%	10/01/2023	100	100,144
Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,792,063
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,011,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	$1,625	$1,626,841
				49,881,903

Louisiana-0.96%
Louisiana (State of);
Series 2015, RB	5.00%	09/01/2026	2,000	2,060,670
Series 2016 A, GO Bonds	5.00%	09/01/2035	2,575	2,690,960
Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(c)	4.22%	05/01/2026	3,500	3,430,876
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries); Series 2015, Ref. RB	5.00%	07/01/2039	7,395	7,395,838
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	4,185	4,483,775
New Orleans (City of), LA;
Series 2015, RB	5.00%	12/01/2023	600	602,060
Series 2015, RB	5.00%	06/01/2026	250	256,847
Series 2015, RB	5.00%	06/01/2027	350	359,346
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,018,313
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2026	200	209,772
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	2.10%	07/01/2024	3,000	2,947,160
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	5,000	5,036,565
				30,492,182

Maine-0.13%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(e)	5.50%	12/15/2023	950	951,485
Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(b)	3.13%	05/01/2024	3,300	3,284,550
				4,236,035

Maryland-1.63%
Baltimore (City of), MD (Water);
Series 2014 A, RB	5.00%	07/01/2034	3,635	3,694,034
Series 2017 A, RB	5.00%	07/01/2041	6,125	6,321,476
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,711,806
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,747,024
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	2,000	2,000,818
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	3,125	3,186,810
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,019,352
Washington (State of) Suburban Sanitary Commission; Series 2013, VRD RB(g)	2.85%	06/01/2024	10,000	10,000,000
Washington Metropolitan Area Transit Authority (Sustainability Bonds); Series 2015 B, VRD GO Bonds(g)	2.82%	06/01/2024	10,000	10,000,000
				51,681,320

Massachusetts-2.32%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,284,875
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,434,962
Series 2018 E, GO Bonds	5.25%	09/01/2043	2,000	2,120,825
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds);
Series 2022, RB	5.00%	02/01/2035	875	1,007,453
Series 2022, RB	5.00%	02/01/2036	1,240	1,413,572
Massachusetts (Commonwealth of) Clean Water Trust (The) (Sustainable Development Bonds);
Series 2022, RB	5.00%	02/01/2035	1,500	1,727,062
Series 2022, RB	5.00%	02/01/2036	2,000	2,279,956
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,797,562
Series 2016 Q, Ref. RB	5.00%	07/01/2046	7,150	7,305,703
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	854,453
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,345,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University); Series 2016 A, Ref. RB	4.00%	07/15/2036	$10,395	$10,501,236
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	755	754,082
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,007,577
Massachusetts (Commonwealth of) Federal Highway; Series 2017 A, Ref. RB	5.00%	06/15/2027	2,000	2,102,135
Massachusetts (Commonwealth of) School Building Authority;
Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,362,005
Series 2016 C, Ref. RB	5.00%	11/15/2034	5,000	5,267,412
				73,566,213

Michigan–4.57%
Grand Rapids (City of), MI; Series 2018, RB	5.00%	01/01/2043	2,500	2,576,976
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	3,560	3,683,728
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(e)	5.00%	05/01/2040	4,365	4,453,701
Macomb (County of), MI Interceptor Drain Drainage District; Series 2017 A, Ref. RB	5.00%	05/01/2042	4,000	4,142,445
Michigan (State of) Building Authority; Series 2016 I, Ref. RB	5.00%	04/15/2024	1,510	1,525,254
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	1,650	1,685,841
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,546,211
Series 2020, Ref. VRD RB(g)	4.18%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(g)	4.18%	04/15/2058	19,905	19,905,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,407,796
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2032	3,500	3,537,563
Series 2015, RB	5.00%	07/01/2035	7,830	7,973,941
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,819,897
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,320,669
Series 2016, Ref. RB	5.00%	11/15/2041	5,560	5,633,381
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	1,999,231
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,036,589
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,872,006
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,337,950
Regents of the University of Michigan; Series 2012 B, VRD RB(g)	2.45%	04/01/2042	9,200	9,200,000
Rib Floater Trust; Series 2022-047, VRD RB(d)(g)	3.26%	12/01/2045	25,390	25,390,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2035	2,350	2,414,415
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,445,450
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,416,689
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 A, RB	5.00%	12/01/2037	830	830,286
Series 2012 A, RB	5.00%	12/01/2042	5,220	5,220,904
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,842,119
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,840,089
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,151,439
Series 2021 A, RB	5.00%	12/01/2039	1,855	1,992,087
Wayne State University; Series 2015 A, Ref. RB	5.00%	11/15/2033	1,500	1,515,248
				144,716,905

Minnesota–0.79%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB	5.00%	01/01/2030	2,000	2,007,566
Series 2014 A, Ref. RB	5.00%	01/01/2031	6,020	6,042,101
Minnesota (State of);
Series 2021 B, GO Bonds	5.00%	09/01/2023	1,380	1,380,000
Series 2023 D, Ref. GO Bonds	5.00%	08/01/2025	13,290	13,732,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	2.95%	04/01/2037	$1,800	$1,800,000
				24,961,751

Mississippi–0.22%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,091,225

Missouri–1.37%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2038	3,675	3,779,559
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2033	7,535	7,681,141
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,222,227
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	648,475
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	124,500
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,831,625
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	4,140	4,376,895
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
Series 2014 A, Ref. RB	5.00%	01/01/2032	1,470	1,474,490
Series 2014 A, Ref. RB	5.00%	01/01/2034	2,000	2,005,980
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,655,290
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,811,854
Pattonville R-3 School District; Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,149,108
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2032	1,020	999,048
Series 2013 A, RB	5.00%	09/01/2023	305	305,000
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	5.00%	10/01/2033	1,105	1,085,251
Tender Option Bond Trust Receipts/Certificates; Series 2018, VRD RB(d)(g)	4.19%	05/15/2041	7,240	7,240,000
				43,390,443

Nebraska–1.10%
Central Plains Energy Project; Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,359,283
Douglas (County of), NE (Creighton University);
Series 2017, Ref. RB	5.00%	07/01/2025	2,020	2,064,641
Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(b)(c)	4.59%	09/01/2026	7,850	7,739,248
Nebraska (State of) Public Power District; Series 2016 B, Ref. RB	5.00%	01/01/2036	3,500	3,574,063
Omaha (City of), NE Public Power District; Series 2015 A, RB	5.00%	02/01/2040	6,000	6,046,209
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2031	6,385	6,472,928
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,250	3,365,586
University of Nebraska Facilities Corp. (The); Series 2019 B, Ref. RB	5.00%	10/01/2024	2,125	2,158,554
				34,780,512

Nevada–0.97%
Clark (County of), NV (Las Vegas McCarran International Airport); Series 2019, Ref. RB	5.00%	07/01/2024	5,000	5,060,971
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(e)	5.00%	06/15/2027	4,000	4,148,252
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,802,274
Las Vegas Valley Water District;
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,880,453
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,074,609
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	3,145	2,918,703
				30,885,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.62%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	$1,795	$ 1,729,272
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,375	8,108,812
Series 2022-2A, RB	4.00%	10/20/2036	6,798	6,376,243
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,338,054
				19,552,381

New Jersey–4.01%
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine); Series 2013, Ref. RB	5.00%	12/01/2032	3,800	3,804,478
Dover (Town of), NJ; Series 2023, GO Notes	5.00%	01/24/2024	14,925	15,021,513
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2035	1,450	1,497,110
Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2027	13,205	14,023,608
Series 2024 SSS, Ref. RB	5.00%	06/15/2035	1,500	1,612,762
New Jersey (State of) Educational Facilities Authority;
Series 2014 A, RB	5.00%	07/01/2032	1,010	1,021,152
Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,139,171
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,032,786
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,448,052
Series 2019 B-1, Ref. RB(b)	5.00%	07/01/2024	7,590	7,675,770
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	11,875	12,160,260
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(e)	5.25%	12/15/2023	505	507,184
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,319,295
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,549,461
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,187,412
Series 2016 A-1, RN	5.00%	06/15/2030	2,025	2,107,568
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,161,722
Series 2018 A, Ref. RB	5.00%	12/15/2027	2,500	2,664,051
Series 2018 A, Ref. RN	5.00%	06/15/2024	1,000	1,010,991
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,211,045
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,922,609
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2032	3,310	3,374,064
Series 2017 A-1, RB	5.00%	01/01/2034	10,000	10,510,919
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(g)	4.12%	01/01/2052	3,040	3,040,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,022,830
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,939,582
				126,965,395

New Mexico–0.85%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,306,540
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	6,300	6,254,139
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	6,751,913
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2043	3,310	3,357,409
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,346,993
New Mexico Mortgage Finance Authority (Santa FE Apartments and Sangre De Cristo); Series 2023, RB(b)	5.00%	06/01/2025	5,000	5,051,050
				27,068,044

New York–9.33%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,234,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	$1,185	$ 1,185,930
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,251,603
Long Island (City of), NY Power Authority;
Series 2014, Ref. RB (1 mo. USD LIBOR + 0.75%)(b)(c)	4.56%	10/01/2023	4,125	4,125,000
Series 2023 D, Ref. VRD RB (LOC - Barclays Bank PLC)(g)(h)	3.40%	05/01/2033	7,000	7,000,000
Metropolitan Transportation Authority;
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,013,226
Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,924,740
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,182,501
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,316,456
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,000	1,002,645
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,040,570
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,007,909
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,942,266
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,242,284
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,309,734
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,231,092
New York (City of), NY;
Subseries 2014 I-2, VRD GO Bonds(g)	2.95%	03/01/2040	9,925	9,925,000
Subseries 2015 F-5, VRD GO Bonds(g)	2.85%	06/01/2044	4,655	4,655,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	5,825	6,111,937
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,659,370
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,982,933
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(c)(e)	4.05%	03/01/2025	1,025	1,028,934
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(c)(e)	4.06%	03/01/2026	2,725	2,749,925
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(c)(e)	4.07%	03/01/2027	5,500	5,594,373
New York (City of), NY Municipal Water Finance Authority;
Series 2008 BB-2, VRD RB(g)	2.90%	06/15/2039	15,000	15,000,000
Series 2013 AA-1, VRD RB(g)	2.95%	06/15/2050	6,500	6,500,000
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,113,174
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2033	5,000	5,055,223
Series 2014 D1, RB	5.00%	02/01/2040	10,000	10,032,611
Series 2015, RB	5.00%	07/15/2037	1,055	1,071,397
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	3,940,202
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,440,428
Series 2022 B, Ref. RB	5.25%	11/01/2035	15,000	17,205,249
Subseries 2010 A-4, VRD RB(g)	2.85%	08/01/2039	10,000	10,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,901,184
Subseries 2016 B-1, RB	5.00%	08/01/2036	10,000	10,372,976
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2039	2,270	2,283,348
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,137,742
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,154,917
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(e)	5.75%	07/01/2027	1,235	1,296,226
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,010,627
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	3,750	3,592,953
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2031	7,000	7,024,722
Series 2016 A, Ref. RB	5.00%	12/15/2034	4,000	4,186,157
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,301,146
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(b)	0.70%	05/01/2025	5,000	4,666,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	$1,965	$ 1,823,220
Series 2022 2B, RB(b)	3.40%	12/22/2026	18,655	18,341,743
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,592,513
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	856,511
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,869,720
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,000,654
Series 2013 C, RB	5.00%	03/15/2033	14,050	14,070,666
Series 2017 C-2, Ref. RB	5.00%	03/15/2032	1,000	1,065,836
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	4,895	4,692,773
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,532,494
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,087,835
Westchester County Local Development Corp.; Series 2021, Ref. RB(d)	2.88%	07/01/2026	3,070	2,926,626
				295,865,237

North Carolina–1.13%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,543,705
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(b)	2.00%	10/01/2024	850	831,798
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,260,808
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	215,189
North Carolina (State of) Municipal Power Agency No. 1; Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,663,545
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2026	1,350	1,395,631
Series 2020 B, RB(a)	5.00%	02/01/2024	17,645	17,742,354
				35,653,030

North Dakota–0.12%
Fargo (City of), ND; Series 2023 A, Ref. GO Bonds	5.00%	05/01/2024	1,110	1,122,306
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2023, RB	5.75%	01/01/2054	2,500	2,661,643
				3,783,949

Ohio–2.94%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2029	2,500	2,513,745
Series 2015 A, Ref. RB	5.00%	02/15/2039	4,000	4,016,532
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,010,650
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,766,166
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,437,988
Miami University; Series 2017, Ref. RB	5.00%	09/01/2041	2,650	2,722,255
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,031,223
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,346,172
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,540,411
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(b)	4.00%	06/01/2027	10,000	9,944,314
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(b)	2.40%	10/01/2029	4,500	3,876,121
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,121,135
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	5.00%	07/01/2041	2,500	2,530,646
Series 2017, RB	5.00%	07/01/2042	1,505	1,546,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2036	$2,135	$ 2,184,890
Series 2022 B, Ref. RB	5.00%	02/01/2024	1,425	1,433,438
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	540	530,172
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	765,452
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2016 A, VRD RB(g)	3.28%	12/01/2036	15,000	15,000,000
Ohio State University (The); Series 2014 B-1, VRD RB(g)	3.35%	12/01/2034	14,595	14,595,000
University of Cincinnati; Series 2017 A, RB	5.00%	06/01/2045	2,205	2,262,433
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,065	1,059,516
				93,234,754

Oklahoma–0.30%
Oklahoma (State of) Turnpike Authority;
Second Series 2017 C, RB	5.00%	01/01/2035	1,000	1,052,894
Series 2017 A, RB	5.00%	01/01/2042	1,530	1,558,749
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	5.00%	04/01/2039	6,325	7,009,471
				9,621,114

Ontario–0.07%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	2,248	2,149,092

Oregon–0.79%
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	932,642
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,480,530
Oregon (State of) (Article XI - Q State);
Series 2023 A, GO Bonds	5.00%	05/01/2037	2,300	2,604,499
Series 2023 A, GO Bonds	5.00%	05/01/2038	2,000	2,239,562
Oregon (State of) Lottery;
Series 2022 A, RB	5.00%	04/01/2035	2,815	3,205,600
Series 2022 A, RB	5.00%	04/01/2036	4,800	5,411,175
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,381,713
Portland (City of), OR; Series 2020 A, Ref. RB	5.00%	05/01/2035	1,740	1,917,221
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,296,732
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	451,841
				24,921,515

Pennsylvania–2.93%
Allegheny (County of), PA;
Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(g)(h)	4.04%	05/01/2027	610	610,000
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	5,030	5,261,567
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(b)(c)	4.01%	08/01/2027	1,000	970,552
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,967,993
Canon Mcmillan School District; Series 2014 D, GO Bonds (INS - BAM)(e)	5.00%	12/15/2038	2,750	2,772,778
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2024	3,520	3,554,172
Series 2018, RB	5.00%	06/01/2025	1,980	2,025,636
Series 2018, RB	5.00%	06/01/2026	2,000	2,070,239
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,534,082
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, VRD RB (LOC - JPMorgan Chase Bank N.A.)(g)(h)	2.85%	07/01/2034	4,080	4,080,000
Lower Moreland Township School District; Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	1,010	1,028,824
Monroeville Finance Authority;
Series 2023 C, Ref. RB	5.00%	05/15/2035	1,000	1,102,853
Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,049,200
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(b)	4.10%	04/03/2028	7,000	7,066,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	$1,550	$ 1,568,114
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	513,717
Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,671,784
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2036	1,600	1,745,151
Series 2023 A-2, RB	5.00%	05/15/2039	800	851,071
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,063,838

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,032,717

Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	9,234	8,913,688

Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college); Series 2023, RB (INS - BAM)(e)	4.13%	10/01/2048	5,005	4,464,039
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,505,329
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,392,927
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,100,551
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,644,892
Series 2019 A, RB	5.00%	12/01/2029	2,000	2,197,378
Series 2022 A, Ref. RB	5.00%	12/01/2035	1,500	1,655,755
Series 2022 A, Ref. RB	5.00%	12/01/2036	1,455	1,601,104

Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,024,330
State College Area School District; Series 2018, GO Bonds	5.00%	05/15/2044	6,450	6,733,886
				92,774,939

Puerto Rico–1.49%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,145	6,145,718
Series 2002, RB	5.63%	05/15/2043	900	904,519
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	20,233	20,618,188
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	300	300,041
Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2026	4,000	3,967,856
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2024	5,645	5,645,852
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	355	355,111
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	270	270,137
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	4,303	4,164,126
Series 2018 A-1, RB(f)	0.00%	07/01/2027	5,752	4,923,632
				47,295,180

Rhode Island–0.64%

Rhode Island Health and Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(e)	5.25%	09/15/2029	1,100	1,100,532
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,163,316
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,923,861
Series 2015 B, Ref. RB	4.50%	06/01/2045	9,380	9,148,092
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,000	1,941,287
				20,277,088

South Carolina–0.67%

Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,369,308

SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,306,522

South Carolina (State of) Jobs-Economic Development Authority; Series 2020, RB(b)	5.00%	10/01/2025	5,000	5,113,634

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,528,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	$1,000	$ 1,007,970
Series 2018 C, VRD RB(g)	4.63%	05/01/2048	10,000	10,000,000
				21,326,147

South Dakota–0.34%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2019 A, Ref. RB(b)	5.00%	07/01/2024	5,000	5,028,954
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,061,544
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,803,036
				10,893,534

Tennessee–2.31%
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,043,745
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,928,007
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	39,950	39,950,000
Series 2018, RB(b)	4.00%	11/01/2025	3,420	3,381,157
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,740	4,943,955
				73,246,864

Texas–12.20%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(b)(d)	4.50%	06/15/2026	1,400	1,384,098
Series 2023, RB(b)(d)	4.88%	06/15/2026	1,500	1,497,388
Austin (City of), TX;
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,049,832
Series 2022, Ref. RB	5.00%	11/15/2034	825	942,779
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,411,162
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,671,816
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,380,409
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,920,008
Series 2023, Ref. RB	5.00%	11/15/2035	16,000	18,151,147
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	501,254
Series 2017, Ref. RB	5.00%	01/01/2025	400	397,418
Austin Independent School District;
Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,353,442
Series 2023, GO Bonds	5.00%	08/01/2035	2,000	2,279,162
Series 2023, GO Bonds	5.00%	08/01/2036	2,265	2,553,250
Barbers Hill Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,555	2,653,463
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,668,367
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,785,173
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,341,562
Crockett County Consolidated Common School District No. 1; Series 2023, GO Bonds (INS - AGM)(e)	5.00%	08/15/2037	1,695	1,710,658
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB(a)(b)	5.00%	11/01/2023	1,000	1,002,376
Series 2022 B, Ref. RB	5.00%	11/01/2035	1,000	1,105,875
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,872,413
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	10,000	10,223,428
Denton (City of), TX; Series 2017, RB	5.00%	12/01/2035	3,240	3,343,352
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	8,590	9,223,298
El Paso (City of), TX; Series 2019 B, Ref. RB	5.00%	03/01/2024	1,205	1,213,492
Frisco (City of), TX; Series 2018, GO Bonds	5.00%	02/15/2024	1,800	1,813,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Garland (City of), TX;
Series 2016 B, RB	5.00%	03/01/2034	$1,000	$ 1,037,484
Series 2023, Ref. RB	5.00%	03/01/2038	2,240	2,457,130

Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,759,616
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2031	4,555	4,678,330
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2036	3,855	3,933,096
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,748,525

Harris County Cultural Education Facilities Finance Corp.; Series 2019 A, Ref. RB (SOFR + 0.73%)(b)(c)	4.44%	07/01/2024	8,000	7,999,988

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,727,515

Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,880,455

Harris County Flood Control District (Sustainability Bonds);
Series 2022 A, GO Bonds	5.00%	10/01/2034	3,000	3,413,512
Series 2022 A, GO Bonds	5.00%	10/01/2035	2,600	2,927,304
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,379,967
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,805,802

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	4,725	4,645,740

Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	1,000	1,016,323

Houston (City of), TX;

Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(g)(h)	4.00%	05/15/2034	150	150,000

Series 2015 A, Ref. RB	5.00%	11/15/2036	41,290	42,267,504

Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,335,089

Humble Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,000	10,352,061

Kennedale Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	2,030	2,291,928
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	2,245	2,478,621

Lamar Consolidated Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2036	3,000	3,376,756
Series 2023, GO Bonds	5.00%	02/15/2037	2,000	2,222,036
Series 2023, GO Bonds	5.00%	02/15/2038	1,750	1,921,856

Leander Independent School District;
Series 2014 D, Ref. GO Bonds(a)(b)(f)	0.00%	08/15/2024	3,635	3,158,753
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2027	2,040	1,768,177

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2038	1,015	1,051,164

Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,468,716

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2026	660	637,919
Series 2021, Ref. RB(d)	4.00%	08/15/2027	520	498,706
Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	513,860
Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,313,969

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,433,775

North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	1,897,689

North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2034	5,000	5,065,833
Series 2015 A, Ref. RB	5.00%	01/01/2035	2,000	2,024,340
Series 2017 A, Ref. RB	5.00%	01/01/2039	3,090	3,205,543
Series 2017 A, Ref. RB	5.00%	01/01/2043	5,000	5,138,036
Series 2019 B, Ref. RB	5.00%	01/01/2024	2,000	2,009,592

Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,816,375

Pasadena Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,075	1,128,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pearland (City of), TX;
Series 2020, Ref. GO Bonds	5.00%	03/01/2024	$1,010	$ 1,018,146
Series 2022 B, Ctfs. of Obligation	5.00%	03/01/2030	1,970	2,053,190

Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,300	1,373,833

Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,407,324
Plano Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2036	1,650	1,860,652
Series 2023, GO Bonds	5.00%	02/15/2038	3,350	3,688,912

Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(g)	3.78%	11/01/2040	11,825	11,825,000

Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,308,900
San Antonio (City of), TX;
Series 2014, RB	5.00%	02/01/2031	2,550	2,562,834
Series 2017, RB	5.00%	02/01/2033	1,000	1,063,936
San Antonio Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	1,400	1,597,951
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	2,750	3,079,422
Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2029	535	473,864
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2030	555	481,880
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2031	575	490,186
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2032	595	495,564
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,255,786
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,870,488
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,217,331
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,468,178

Spring Independent School District; Series 2023, GO Bonds	5.00%	08/15/2035	3,120	3,555,147

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	1,869,705

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,227,991
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	25,000	25,676,892
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,163,957

Texas (State of) (Water Financial Assistance); Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	7,680	7,825,707
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2036	700	758,322
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2037	500	539,196
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2038	500	534,531
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2039	565	601,959
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	324,432
Series 2015 C, Ref. RB	5.00%	08/15/2031	14,275	14,367,057
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,031,077
Series 2015 C, Ref. RB	5.00%	08/15/2034	6,395	6,432,223

Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,984,144

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,365	1,413,563

Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,263,371
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(e)	5.00%	08/15/2030	1,000	1,067,051
				386,616,952

Utah–0.34%

Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	1,100	1,125,643

Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,069,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	$1,000	$1,137,015

Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,136,206

Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,128,482

Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,063,969

				10,661,064

Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,154,846

Virgin Islands–0.16%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(d)	5.00%	09/01/2023	1,750	1,750,000

Series 2015, RB(d)	5.00%	09/01/2024	1,650	1,662,007

Series 2015, RB(d)	5.00%	09/01/2025	1,500	1,501,136

				4,913,143

Virginia–1.09%
Chesapeake Bay Bridge & Tunnel District;
Series 2016, RB (INS - AGM)(e)	5.00%	07/01/2041	4,910	5,005,596

Series 2019, RAN	5.00%	11/01/2023	6,360	6,370,698

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(a)	5.00%	07/01/2026	5,000	5,250,917

Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs);
Series 2023, RB	5.00%	02/01/2038	2,500	2,790,815

Series 2023, RB	5.00%	02/01/2039	10,000	11,083,082

Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,255	3,955,946

				34,457,054

Washington–6.03%
Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(g)	3.40%	07/01/2032	135	135,000

Energy Northwest; Series 2023, Ref. RB	5.00%	07/01/2038	10,000	11,127,269

Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB	5.00%	07/01/2031	8,150	8,248,057

Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,804,006

King County School District No. 401 Highline; Series 2022 B, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	5,400	5,598,362

Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5,000	5,154,355

Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,207,042

University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,237,771

Washington (State of);
Series 2014 E, GO Bonds	5.00%	02/01/2036	15,440	15,515,843

Series 2015 A-1, GO Bonds	5.00%	08/01/2026	4,860	4,932,512

Series 2015 B, GO Bonds	5.00%	02/01/2040	1,575	1,594,219

Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,221,395

Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,471,703

Series 2017 A, COP	5.00%	07/01/2033	2,100	2,228,910

Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,121,224

Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,275,987

Series 2017 A, GO Bonds	5.00%	08/01/2038	2,000	2,066,963

Series 2019 C, GO Bonds	5.00%	02/01/2024	3,760	3,786,067

Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	10,982,534

Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,191,935

Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,940,902

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	5.46%	01/01/2025	5,650	5,652,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Health Care Facilities Authority (Commonspirit Health);
Series 2019 B-1, Ref. RB(b)	5.00%	08/01/2024	$11,685	$11,730,628

Series 2019 B-3, Ref. RB(b)	5.00%	08/01/2026	1,010	1,034,353

Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,940,429

Series 2012 A, RB	4.00%	10/01/2034	17,500	16,987,938

Series 2012 A, RB	4.25%	10/01/2040	2,450	2,273,103

Series 2012 A, RB	5.00%	10/01/2042	26,650	25,542,668

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,358	2,136,446

				191,139,673

West Virginia–0.16%
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(d)	5.00%	06/01/2033	1,000	1,019,343

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,170,173

Series 2023, RB	5.00%	06/01/2039	1,125	1,184,860

West Virginia (State of) State School Building Authority; Series 2016 A, RB	5.00%	07/01/2027	1,595	1,641,369

				5,015,745

Wisconsin–0.92%
Southern Door County School District; Series 2023 A, GO Bonds	5.00%	03/01/2024	1,405	1,415,650

Wisconsin (State of); Series 2022-3, Ref. GO Notes	5.00%	11/01/2023	1,300	1,303,212

Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group);
Series 2018 B-3, Ref. RB(b)	5.00%	01/31/2024	2,495	2,508,967

Series 2018, Ref. RB(b)	5.00%	01/29/2025	4,600	4,683,776

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,802,015

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,130,407

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,168

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group); Series 2015, Ref. RB	5.00%	08/15/2039	1,535	1,537,233

Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,336,363

Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,056,030

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,785	1,803,068

Wisconsin Rapids School District; Series 2020, Ref. GO Bonds	5.00%	04/01/2024	1,640	1,655,252

WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2031	1,000	1,008,789

				29,240,930

Total Municipal Obligations (Cost $3,144,069,948)				3,128,972,986

			Shares

MuniFund Preferred Shares–0.38%
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D (Cost $12,000,000)			12,000,000	12,000,000

TOTAL INVESTMENTS IN SECURITIES(i)–99.09% (Cost $3,156,069,948)				3,140,972,986

OTHER ASSETS LESS LIABILITIES–0.91%				28,840,442

NET ASSETS–100.00%				$3,169,813,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Limited Term Municipal Income Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
MFP	- MuniFund Preferred Shares
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $120,604,649, which represented 3.80% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	73.58%

General Obligation Bonds	16.85

Other	7.76

Pre-Refunded Bonds	1.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,156,069,948)	$3,140,972,986

Cash	34,000,182

Receivable for:
Investments sold	18,177,248

Fund shares sold	11,127,834

Interest	34,794,898

Investment for trustee deferred compensation and retirement plans	165,233

Other assets	134,890

Total assets	3,239,373,271

Liabilities:
Payable for:
Investments purchased	53,424,143

Dividends	2,861,273

Fund shares reacquired	12,164,663

Accrued fees to affiliates	841,336

Accrued trustees’ and officers’ fees and benefits	2,561

Accrued other operating expenses	81,558

Trustee deferred compensation and retirement plans	184,309

Total liabilities	69,559,843

Net assets applicable to shares outstanding	$3,169,813,428

Net assets consist of:
Shares of beneficial interest	$3,305,486,267

Distributable earnings (loss)	(135,672,839)

$3,169,813,428

Net Assets:
Class A	$1,251,481,479

Class A2	$30,676,841

Class C	$49,618,651

Class Y	$1,234,478,587

Class R5	$775,461

Class R6	$602,782,409

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	114,923,221

Class A2	2,815,463

Class C	4,558,147

Class Y	113,414,376

Class R5	71,209

Class R6	55,382,200

Class A:
Net asset value per share	$10.89

Maximum offering price per share (Net asset value of $10.89 ÷ 97.50%)	$11.17

Class A2:
Net asset value per share	$10.90

Maximum offering price per share (Net asset value of $10.90 ÷ 99.00%)	$11.01

Class C:
Net asset value and offering price per share	$10.89

Class Y:
Net asset value and offering price per share	$10.88

Class R5:
Net asset value and offering price per share	$10.89

Class R6:
Net asset value and offering price per share	$10.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$59,877,302

Expenses:
Advisory fees	3,690,461

Administrative services fees	245,977

Custodian fees	10,609

Distribution fees:
Class A	1,656,162

Class C	278,241

Transfer agent fees - A, A2, C and Y	1,000,465

Transfer agent fees - R5	391

Transfer agent fees - R6	46,904

Trustees’ and officers’ fees and benefits	25,075

Registration and filing fees	172,770

Reports to shareholders	63,505

Professional services fees	52,937

Other	26,765

Total expenses	7,270,262

Less: Expense offset arrangement(s)	(685)

Net expenses	7,269,577

Net investment income	52,607,725

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,756,435))	(12,350,923)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(3,185,947)

Net realized and unrealized gain (loss)	(15,536,870)

Net increase in net assets resulting from operations	$37,070,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$52,607,725	$75,764,826

Net realized gain (loss)	(12,350,923)	(70,746,308)

Change in net unrealized appreciation (depreciation)	(3,185,947)	(36,854,818)

Net increase (decrease) in net assets resulting from operations	37,070,855	(31,836,300)

Distributions to shareholders from distributable earnings:
Class A	(19,666,973)	(26,214,372)

Class A2	(508,522)	(700,506)

Class C	(617,304)	(694,440)

Class Y	(20,542,512)	(26,580,592)

Class R5	(12,502)	(20,966)

Class R6	(10,191,780)	(12,822,128)

Total distributions from distributable earnings	(51,539,593)	(67,033,004)

Share transactions–net:
Class A	(113,388,270)	(91,063,894)

Class A2	(157,538)	(883,564)

Class C	(9,740,865)	(13,982,439)

Class Y	(32,334,018)	145,027,863

Class R5	5,502	(1,016,059)

Class R6	(21,963,180)	123,914,625

Net increase (decrease) in net assets resulting from share transactions	(177,578,369)	161,996,532

Net increase (decrease) in net assets	(192,047,107)	63,127,228

Net assets:
Beginning of period	3,361,860,535	3,298,733,307

End of period	$3,169,813,428	$3,361,860,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Limited Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$10.94	$0.17	$(0.06)	$0.11	$(0.16)	$10.89	1.04%	$1,251,481	0.58	%(d)	0.58	%(d)	-%	3.03	%(d)	26%
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58		0.58		-	2.12		96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62		0.62		0.58	1.05		23
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62		0.62		0.61	1.65		19
Year ended 02/29/20	11.25	0.22	0.30	0.52	(0.25)	11.52	4.68	1,115,905	0.61		0.61		-	1.98		26
Year ended 02/28/19	11.22	0.24	0.02	0.26	(0.23)	11.25	2.38	1,033,140	0.63		0.63		-	2.17		45
Class A2
Six months ended 08/31/23	10.95	0.18	(0.05)	0.13	(0.18)	10.90	1.17	30,677	0.33	(d)	0.33	(d)	-	3.28	(d)	26
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33		0.33		-	2.37		96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37		0.37		0.33	1.30		23
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37		0.37		0.36	1.90		19
Year ended 02/29/20	11.25	0.25	0.31	0.56	(0.28)	11.53	5.02	47,719	0.36		0.36		-	2.23		26
Year ended 02/28/19	11.22	0.27	0.02	0.29	(0.26)	11.25	2.64	52,007	0.38		0.38		-	2.42		45
Class C
Six months ended 08/31/23	10.94	0.13	(0.06)	0.07	(0.12)	10.89	0.66	49,619	1.33	(d)	1.33	(d)	-	2.28	(d)	26
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33		1.33		-	1.37		96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37		1.37		1.33	0.30		23
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37		1.37		1.36	0.90		19
Year ended 02/29/20	11.24	0.14	0.31	0.45	(0.17)	11.52	3.99	108,818	1.36		1.36		-	1.23		26
Year ended 02/28/19	11.21	0.16	0.02	0.18	(0.15)	11.24	1.61	95,674	1.38		1.38		-	1.42		45
Class Y
Six months ended 08/31/23	10.94	0.18	(0.06)	0.12	(0.18)	10.88	1.07	1,234,479	0.33	(d)	0.33	(d)	-	3.28	(d)	26
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33		0.33		-	2.37		96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37		0.37		0.33	1.30		23
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37		0.37		0.36	1.90		19
Year ended 02/29/20	11.24	0.25	0.31	0.56	(0.28)	11.52	5.02	721,346	0.36		0.36		-	2.23		26
Year ended 02/28/19	11.21	0.27	0.02	0.29	(0.26)	11.24	2.64	677,051	0.38		0.38		-	2.42		45
Class R5
Six months ended 08/31/23	10.94	0.18	(0.05)	0.13	(0.18)	10.89	1.15	775	0.36	(d)	0.36	(d)	-	3.25	(d)	26
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33		0.33		-	2.37		96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36		0.36		0.32	1.31		23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25		0.25		0.23	2.02		19
Year ended 02/29/20	11.23	0.26	0.31	0.57	(0.29)	11.51	5.10	2,377	0.29		0.29		-	2.30		26
Year ended 02/28/19	11.21	0.27	0.01	0.28	(0.26)	11.23	2.54	2,812	0.38		0.38		-	2.42		45
Class R6
Six months ended 08/31/23	10.94	0.18	(0.06)	0.12	(0.18)	10.88	1.10	602,782	0.28	(d)	0.28	(d)	-	3.33	(d)	26
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27		0.27		-	2.43		96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31		0.31		0.27	1.36		23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30		0.30		0.28	1.97		19
Year ended 02/29/20	11.24	0.26	0.30	0.56	(0.29)	11.51	5.01	266,014	0.28		0.28		-	2.31		26
Year ended 02/28/19	11.21	0.28	0.02	0.30	(0.27)	11.24	2.71	211,774	0.30		0.30		-	2.50		45

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Limited Term Municipal Income Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,

30	Invesco Limited Term Municipal Income Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.300%

Over $500 million up to and including $ 1 billion	0.250%

Over $1 billion	0.200%

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.22%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

31	Invesco Limited Term Municipal Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $25,117 and $25 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $80,193, $0 and $1,586 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $99,508,303 and securities sales of $135,099,026, which resulted in net realized gains (losses) of $(1,756,435).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $685.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

32	Invesco Limited Term Municipal Income Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$82,360,560	$34,587,368	$116,947,928

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $727,600,896 and $810,647,018, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$15,964,867

Aggregate unrealized (depreciation) of investments	(32,788,176)

Net unrealized appreciation (depreciation) of investments	$(16,823,309)

Cost of investments for tax purposes is $3,157,796,295.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	9,305,032	$102,158,192	53,928,796	$592,560,210

Class A2	332,916	3,688,477	918,802	10,200,143

Class C	142,867	1,568,219	1,197,551	13,109,628

Class Y	19,387,346	212,850,261	118,437,816	1,301,424,121

Class R5	-	-	21,359	237,251

Class R6	8,942,321	98,165,659	41,220,339	453,037,462

Issued as reinvestment of dividends:
Class A	1,321,835	14,506,940	1,781,577	19,542,829

Class A2	19,502	214,182	32,172	353,151

Class C	45,173	495,733	51,483	563,936

Class Y	1,026,267	11,257,429	1,378,819	15,115,506

Class R5	598	6,558	613	6,719

Class R6	769,384	8,439,642	974,181	10,680,857

Automatic conversion of Class C shares to Class A shares:
Class A	218,086	2,388,403	212,588	2,340,417

Class C	(218,173)	(2,388,403)	(212,673)	(2,340,417)

33	Invesco Limited Term Municipal Income Fund

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(21,161,139)	$(232,441,805)	(64,169,619)	$(705,507,350)

Class A2	(368,701)	(4,060,197)	(1,041,976)	(11,436,858)

Class C	(857,661)	(9,416,414)	(2,302,767)	(25,315,586)

Class Y	(23,368,979)	(256,441,708)	(106,613,091)	(1,171,511,764)

Class R5	(96)	(1,056)	(114,071)	(1,260,029)

Class R6	(11,713,458)	(128,568,481)	(30,943,791)	(339,803,694)

Net increase (decrease) in share activity	(16,176,880)	$(177,578,369)	14,758,108	$161,996,532

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,010.40	$2.93	$1,022.22	$2.95	0.58%
Class A2	1,000.00	1,011.70	1.67	1,023.48	1.68	0.33
Class C	1,000.00	1,006.60	6.71	1,018.45	6.75	1.33
Class Y	1,000.00	1,010.70	1.67	1,023.48	1.68	0.33
Class R5	1,000.00	1,011.50	1.82	1,023.33	1.83	0.36
Class R6	1,000.00	1,011.00	1.42	1,023.73	1.42	0.28

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

35	Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

36	Invesco Limited Term Municipal Income Fund

performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The

Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco Limited Term Municipal Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Municipal Income Fund

Nasdaq:

A: VKMMX ∎ C: VMICX ∎ Y: VMIIX ∎ Investor: VMINX ∎ R6: VKMSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

33	Fund Expenses

34	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.47%
Class C Shares	1.08
Class Y Shares	1.59
Investor Class Shares	1.52
Class R6 Shares	1.62
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.08
Lipper General Municipal Debt Funds Index∎ (Peer Group Index)	1.21

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

 The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

 The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (8/1/90)	4.21%
10 Years	2.43
5 Years	0.15
1 Year	-3.04

Class C Shares
Inception (8/13/93)	3.43%
10 Years	2.27
5 Years	0.28
1 Year	-0.49

Class Y Shares
Inception (8/12/05)	3.22%
10 Years	3.14
5 Years	1.27
1 Year	1.51

Investor Class Shares
Inception (7/15/13)	2.69%
10 Years	2.98
5 Years	1.12
1 Year	1.28

Class R6 Shares
10 Years	3.08%
5 Years	1.33
1 Year	1.56

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Municipal Income Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.61%
Alabama–2.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$3,917,493

Black Belt Energy Gas District (The);
Series 2023 A, RB(a)	5.25%	10/01/2030	5,000	5,197,085

Series 2023 B, RB(a)	5.25%	12/01/2030	6,000	6,327,892

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	14,879,889

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,048,150

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	540,000

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	27,621,651

Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 A, RB(a)	4.00%	04/01/2024	5,370	5,354,646

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	7,500	7,151,490

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,711,755

Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(e)(f)	3.45%	07/01/2025	5,000	5,000,000

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	4,542,405

				91,292,456

Alaska–0.29%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(g)	5.50%	10/01/2042	9,000	9,347,413

Arizona–1.96%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,176,718

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,840	5,898,695

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,084,501

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,205,334

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	9,971,032

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,309,330

Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,971,571

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,462,637

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	1,095	1,110,604

Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	4,235	3,929,387

Series 2019, RB	5.00%	07/01/2049	11,425	11,858,126

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,009,942

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,459,610

Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,202,303

Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(a)(e)(h)	6.00%	10/16/2023	2,000	2,005,774

Series 2013 B, GO Bonds(a)(e)(h)	5.70%	10/16/2023	775	776,995

Series 2013 B, GO Bonds(a)(e)(h)	6.00%	10/16/2023	710	712,050

				63,144,609

Arkansas–0.57%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,754,352

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	4,879,046

Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,021,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arkansas–(continued)
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	$5,530	$5,562,817

				18,217,316

California–10.10%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(h)	5.00%	10/01/2029	5,000	5,642,432

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	30,413

California (State of);
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	1,937,701

Series 2020, GO Bonds	4.00%	03/01/2050	4,400	4,335,182

Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,029,083

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,732,145

Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,170,263

California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,151,606

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,360,743

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	353,723

Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	10,000	1,644,063

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	20,000	4,913,054

California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(g)	5.00%	05/01/2049	15,000	17,085,986

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,045,058

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	3,522	3,436,232

Series 2019 A-2, RB	4.00%	03/20/2033	9,597	9,265,901

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,494	3,398,650

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,220

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	12,550	12,556,877

California (State of) Pollution Control Financing Authority;
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,169,187

Series 2012, RB(b)(e)	5.00%	07/01/2037	6,955	6,954,020

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,266,655

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,535,635

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.50%	06/01/2042	2,000	1,999,843

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,766,244

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,354,306

Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	6,016,634

California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(j)	5.25%	10/01/2024	60	60,094

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(i)	0.00%	06/01/2055	45,000	2,670,336

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2029	1,585	1,282,836

Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(h)(i)	0.00%	08/01/2025	3,270	2,134,454

Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	1,000	474,188

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	3,616,335

Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	2,885,434

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	47,350	4,708,650

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(j)	5.00%	08/01/2026	2,000	2,108,484

Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2034	1,500	993,432

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	25,000	10,898,750

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2038	$1,000	$1,101,293

Series 2022 G, RB(b)	5.50%	05/15/2039	10,000	10,936,320

Series 2022 G, RB(b)	5.50%	05/15/2040	5,000	5,447,259

Series 2022 G, RB(b)	5.25%	05/15/2047	4,500	4,742,361

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,624,830

Series 2018 A, RB(b)(g)(k)	5.25%	05/15/2048	12,000	12,330,324

Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,518,275

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(i)(j)	0.00%	08/01/2035	3,260	2,064,330

Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,634,436

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	5,000	5,941,238

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	6,965	6,323,036

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2037	1,170	647,149

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2038	4,770	2,466,783

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	5,010	2,445,762

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2040	5,260	2,424,215

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2041	5,520	2,403,549

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	953,179

San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,527,285

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(j)	5.00%	07/01/2051	3,035	3,235,808

Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,376,623

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,871,477

Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,308,694

San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,059,045

San Mateo Foster City School District; Series 2010, GO Bonds(l)	6.63%	08/01/2042	4,915	4,876,303

Santa Margarita Water District Community Facilities District No. 2013-1 (Village of Sendero); Series 2013, RB(a)(h)	5.38%	09/01/2023	2,430	2,430,000

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	10,659,077

Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,776,309

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,440	4,514,841

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,131,527

Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,204,836

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2027	7,865	6,837,899

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2024	3,570	3,459,109

				325,838,529

Colorado–3.58%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	914,646

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,446,323

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,303,963

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,118,559

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	12,999,907

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(a)(h)	5.00%	06/01/2027	3,500	3,730,241

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,136,062

Denver (City & County of), CO;
Series 2018 A, RB(b)(g)	5.25%	12/01/2043	15,000	15,444,438

Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,943,816

Series 2021 A, RB	4.00%	08/01/2051	9,000	8,246,324

Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,159,293

Series 2022 A, RB(b)	5.50%	11/15/2053	6,755	7,195,521

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	5,000	4,971,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	$2,500	$2,520,488

Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	881,481

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,816,752

Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	11,835	13,881,243

Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,841,449

				115,551,523

Connecticut–0.59%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	2,000	2,184,676

Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,805,073

Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,693,173

Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,228,016

Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	992,871

Series 2014 A, RB	5.00%	08/01/2044	5,000	4,781,120

Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2044	3,850	3,496,202

				19,181,131

District of Columbia–2.91%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(j)	5.00%	02/01/2031	945	945,708

Series 2020 A, RB	4.00%	03/01/2045	6,665	6,377,983

Series 2023 A, GO Bonds	5.00%	01/01/2045	11,675	12,637,950

District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(h)	5.00%	04/01/2027	1,180	1,255,689

Series 2017, Ref. RB(a)(h)	5.00%	04/01/2027	7,125	7,582,022

District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,835,178

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,696,290

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,425,406

Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,471,987

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(i)(j)	0.00%	10/01/2037	17,565	9,039,191

Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,513,457

Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,780,701

Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,424,107

				93,985,669

Florida–6.84%
Broward (County of), FL;
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,923,461

Series 2022 A, RB	4.00%	10/01/2047	5,005	4,767,248

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,880,094

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,623,343

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,798,236

Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $745,694)(c)(d)(e)	7.25%	05/15/2026	746	41,013

Series 2014 A, RB (Acquired 12/16/2013; Cost $1,821,324)(c)(d)(e)	7.75%	05/15/2035	1,864	102,533

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	7,605	7,722,480

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,020,886

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(a)(b)(e)	7.50%	08/15/2024	5,000	4,922,929

Series 2022 A, Ref. RB(a)(b)(e)	7.25%	10/03/2023	5,000	5,102,583

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(b)(e)	7.38%	01/01/2049	10,000	10,020,275

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,949,383

Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	2,200	1,782,370

Greater Orlando Aviation Authority; Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,358,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,886,218)(c)(d)	6.00%	04/01/2038	$6,000	$1,320,000

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(b)(g)	5.00%	10/01/2048	15,000	15,214,098

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,805	3,721,263

Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,588,832

Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,609,749

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,281,951

Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,733,395

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,012,945

Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,045,010

Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,113,060

Series 2019 B, RB	4.00%	10/01/2049	15,000	13,968,459

Series 2021, RB	4.00%	10/01/2051	5,000	4,643,837

Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(j)	4.00%	10/01/2045	28,000	25,332,062

Subseries 2021 A-2, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	11,290	10,629,953

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(j)	5.00%	07/01/2035	3,350	3,352,213

Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,613,208

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,244,095

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,096,491

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,986,898

Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	12,452,341

Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,052,826

Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,291,829

Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2040	1,000	415,464

Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	391,043

Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	376,120

Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	598,350

Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	628,837

Series 2020 A, RB(i)	0.00%	09/01/2053	2,300	440,175

Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(j)	6.00%	10/01/2029	3,000	3,512,969

Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	1,000	1,004,933

				220,688,085

Georgia–1.31%
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	2,477,107

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,622,923

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	6,992,718

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,663,898

Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,526,918

Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,016,697

Series 2023 C, RB(a)	5.00%	09/01/2030	5,000	5,193,391

Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	4,915,234

Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	6,788,393

				42,197,279

Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	1,990,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.26%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	$4,500	$3,397,569

Hawaii (State of) Department of Transportation (Airports Division); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,033,497

				8,431,066

Illinois–9.08%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	346	342,125

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,353,842

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,520,291

Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,025,887

Series 2014, RB	5.00%	11/01/2044	1,905	1,908,511

Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,510,139

Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,029,626

Series 2017 A, RB (INS - AGM)(j)	5.25%	01/01/2042	2,000	2,069,030

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,962,081

Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,278,496

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	2,209	2,209,681

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,180	1,180,417

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	280	204,173

Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,558,413

Series 2017 D, RB	5.25%	01/01/2036	4,600	4,817,266

Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	6,300	6,393,649

Series 2022 A, RB(b)(g)(k)	5.25%	01/01/2053	15,000	15,457,878

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	5,796,168

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,006,854

Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,923,440

Series 2022 A, GO Bonds	5.00%	12/01/2047	4,300	4,240,224

Series 2023, RB	5.75%	04/01/2048	5,000	5,424,820

Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	6,013,875

Series 2015 C, GO Bonds(g)	5.00%	12/01/2027	6,805	6,920,492

Series 2015 C, GO Bonds(g)	5.00%	12/01/2028	4,000	4,065,940

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)	5.50%	01/01/2032	5,000	5,003,186

Series 2014 A, Ref. RB(b)	5.00%	01/01/2041	10,225	10,225,906

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,215,977

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	546	488,316

Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,659,242

Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,710,827

Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,255,046

Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,277,031

Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,940,059

Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,908,247

Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,712,582

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,410,344

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,270,883

Illinois (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,239,084

Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(h)	5.00%	09/01/2024	1,865	1,893,038

Series 2014 A, RB(a)(h)	5.00%	09/01/2024	1,290	1,309,394

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,147,818

Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	1,939,278

Illinois (State of) Finance Authority (Northshore Edward); Series 2022 F, Ref. VRD RB(f)	2.85%	08/15/2057	3,850	3,850,000

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	431,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(h)	5.00%	05/15/2025	$1,050	$1,078,903

Series 2015, Ref. RB(a)(h)	5.25%	05/15/2025	2,355	2,429,445

Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,351,363

Series 2017, Ref. RB	5.00%	08/01/2047	1,025	990,659

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,791,028

Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB(g)	5.00%	10/01/2040	10,000	10,176,840

Illinois (State of) Housing Development Authority (Social Bonds); Series 2022 D, VRD RB (CEP - GNMA)(f)	3.40%	04/01/2045	13,360	13,360,000

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,721,051

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	2,630	2,654,609

Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	2,395	2,416,677

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(g)	5.00%	01/01/2038	8,000	8,004,414

Series 2015 A, RB(g)	5.00%	01/01/2040	14,190	14,364,100

Series 2021 A, RB	4.00%	01/01/2046	11,355	10,644,055

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(m)	5.80%	03/01/2037	1,500	165,000

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	8,314,850

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,198,095

				292,762,524

Indiana–0.77%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(j)	5.00%	10/01/2046	15,000	15,364,803

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,608,243

Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,754,393

Series 2016, RB	5.00%	07/01/2041	1,500	1,529,062

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(b)	6.75%	01/01/2034	1,500	1,513,429

				24,769,930

Iowa–0.62%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,771,549

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	10,215	10,274,163

Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	998,937

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,620,333

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,380	2,320,061

				19,985,043

Kansas–0.17%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,409,693

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 06/24/2016-05/30/2019; Cost $7,075,417)(c)(d)	5.38%	12/01/2046	6,960	1,600,800

Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,291,837

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,184,841

				5,487,171

Kentucky–2.51%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	445,857

Series 2019, Ref. RB	4.00%	02/01/2036	380	359,805

Series 2019, Ref. RB	4.00%	02/01/2037	375	347,814

Series 2019, Ref. RB	4.00%	02/01/2038	375	333,314

Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,059,392

Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,039,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	$5,000	$5,058,340

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2045	15,300	15,738,359

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,709,899

Series 2015 A, RB	5.00%	07/01/2040	12,705	12,729,552

Series 2015 A, RB	5.00%	01/01/2045	4,175	4,107,180

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,382,967

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	11,837,895

Kentucky (Commonwealth of) Public Energy Authority; Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	5,948,815

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB(a)(h)	5.75%	10/01/2023	5,870	5,878,469

				80,977,323

Louisiana–1.64%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2038	6,000	5,916,159

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-2, Ref. VRD RB (LOC - Bank of New York Mellon)(f)(n)	3.47%	07/01/2047	4,375	4,375,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(h)	5.50%	05/15/2026	1,010	1,068,090

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC - Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,388,930

New Orleans (City of), LA;
Series 2014, Ref. RB(a)(h)	5.00%	06/01/2024	605	612,201

Series 2015, RB(a)(h)	5.00%	12/01/2025	3,000	3,112,175

Series 2015, RB(a)(h)	5.00%	12/01/2025	5,500	5,705,654

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2048	5,000	5,130,028

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(a)	2.13%	07/01/2024	4,000	3,930,345

Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,768,716

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	6,925	6,975,643

				52,982,941

Maryland–1.59%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,000	9,620,949

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,611,225

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,640,583

Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,518,783

Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,097,008

Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,215,842

Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	3,950,155

Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,405,356

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,041,088

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,098,896

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,793,356

Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,321,522

Rib Floater Trust; Series 2022-024, VRD RB (LOC - Barclays Bank PLC)(e)(f)(n)	4.41%	11/15/2049	5,000	5,000,000

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,039,697

				51,354,460

Massachusetts–1.71%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(i)	0.00%	07/01/2031	13,000	9,540,384

Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	3,887,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	$3,000	$3,077,534

Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,086,783

Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,185,722

Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,053,344

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	4,808,445

Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,921,858

Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	820,495

Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,368,208

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,038,913

Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,860,530

Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(g)	4.00%	06/01/2050	10,000	9,523,050

				55,172,656

Michigan–2.01%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,229,580

Series 2019, Ref. RB	5.00%	05/15/2042	3,310	2,853,928

Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,283,336

Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,678,226

Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,159,299

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,065,798

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,600,912

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,368,334

Series 2014 D-1, Ref. RB (INS - AGM)(j)	5.00%	07/01/2037	2,000	2,014,508

Series 2014 D-2, Ref. RB (INS - AGM)(j)	5.00%	07/01/2027	4,000	4,046,501

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,368,224

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	3,945,199

Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,582,780

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 B, RB(b)	5.00%	12/01/2032	1,500	1,500,410

Series 2012 B, RB(b)	5.00%	12/01/2037	1,500	1,499,988

Series 2012 D, Ref. RB(b)	5.00%	12/01/2028	2,500	2,500,710

				64,697,733

Minnesota–0.27%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,755,211

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	1,982,360

				8,737,571

Mississippi–0.14%
West Rankin Utility Authority; Series 2018, RB(a)(h)	5.00%	01/01/2028	4,050	4,364,037

Missouri–1.63%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(j)	5.00%	03/01/2049	11,975	12,148,817

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	990,939

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,176,679

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,337,693

Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,170,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(f)(n)	4.24%	08/01/2038	$1,120	$1,120,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	3,719,657

Series 2019 A, RB	5.00%	02/01/2042	3,000	2,867,707

Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,170,694

Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(g)	5.00%	11/15/2047	15,540	15,683,938

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,750,053

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,542,285

				52,678,624

Montana–0.07%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,118,153

Nebraska–0.72%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,501,578

Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,662,503

Series 2021 A, RB (INS - AGM)(j)	4.00%	02/01/2051	5,000	4,761,704

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,135,919

				23,061,704

Nevada–0.08%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,666,119

New Hampshire–0.56%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	10,890	10,494,264

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	927,663

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	559,924

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,640	6,227,850

				18,209,701

New Jersey–5.48%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	6,000	6,405,961

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(h)	5.00%	12/01/2024	1,290	1,297,310

Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,584,610

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,553,571

New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2024	3,885	3,954,538

Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,929,253

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	620	605,275

Series 2012 C, RB	5.30%	07/01/2044	2,380	2,270,178

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,502,028

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	6,498,074

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,175,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(i)(j)	0.00%	12/15/2026	$10,000	$8,870,325

Series 2006 C, RB (INS - NATL)(i)(j)	0.00%	12/15/2031	7,410	5,383,079

Series 2010 D, RB	5.25%	12/15/2023	2,000	2,008,651

Series 2014, RB	5.00%	06/15/2032	3,000	3,211,625

Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,545,894

Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,442,442

Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,405,713

Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,449,290

Series 2018 A, RN(g)(k)	5.00%	06/15/2030	5,000	5,203,872

Series 2018 A, RN(g)(k)	5.00%	06/15/2031	7,500	7,797,545

Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,155,808

Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,382,339

Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,830,635

Series 2022, RB	5.50%	06/15/2050	5,000	5,450,307

New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,170,507

Series 2021 A, RB	4.00%	01/01/2042	2,750	2,711,556

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,525,806

Series 2022 B, RB	5.25%	01/01/2052	12,000	13,137,851

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,180,664

				176,640,108

New Mexico–0.03%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,012,736

New York–9.92%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	2,881,800

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,418,298

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,662,827

Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/2038	3,025	3,025,010

Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,306,498

Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,725,872

Series 2019 C, RB (INS - AGM)(j)	4.00%	11/15/2045	10,000	9,483,209

Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,047,345

Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,926,481

Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,578,779

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,352,682

Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,623,260

New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,312,842

Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,596,953

New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,809,419

Series 2021 A-1, GO Bonds	5.00%	08/01/2047	10,000	10,534,985

Series 2022 A, GO Bonds	5.25%	09/01/2043	7,500	8,210,645

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,544,871

New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,758,441

Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,640,379

Series 2023 F-1, RB	5.00%	02/01/2044	5,000	5,371,188

Subseries 2013, RB(g)	5.00%	11/01/2038	5,465	5,476,260

Subseries 2013, RB(g)	5.00%	11/01/2042	12,625	12,646,237

New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2040	12,030	12,098,856

Series 2021 A, Ref. RB	5.00%	03/15/2049	3,360	3,512,750

New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB	4.00%	03/15/2040	10,855	10,704,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	$7,000	$6,768,030

Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,706,041

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,158,021

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,036,818

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,238,985

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,437,059

New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,477,913

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,594,163

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	13,200	13,229,154

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,167,528

Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,259,267

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,814,840

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(b)	4.00%	12/01/2038	1,275	1,201,800

Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,095,673

Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,805,821

Series 2022, RB(b)	5.00%	12/01/2041	7,875	8,092,501

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	860	872,664

Series 2005 A, RB(e)(i)	0.00%	08/15/2045	54,565	15,312,674

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,339,392

Series 2022 A, RB	5.25%	05/15/2052	5,000	5,389,746

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,704,268

				319,952,317

North Carolina–0.50%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2054	5,475	5,348,088

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,777,038

Series 2020, RB	5.00%	10/01/2040	1,050	953,342

Series 2020, RB	5.00%	10/01/2045	1,000	870,774

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,234,640

				16,183,882

North Dakota–0.31%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,379,946

Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	8,629,444

				10,009,390

Ohio–3.93%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,022,487

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,075,126

Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	22,965	21,023,906

Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	2,481,125

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,646,971

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,090,052

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(e)	5.75%	01/01/2024	135	134,665

Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,451,141

Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(i)(j)	0.00%	11/15/2025	2,895	2,668,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	$5,000	$4,803,732

Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,052,587

Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,046,041

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	15,050	16,039,160

Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	5,820,222

Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,478,760

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	11,340,348

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,257,634

Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,236,784

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,010,032

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,029,682

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,289

Ohio (State of) Water Development Authority Water Pollution Control Loan Fund (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,226,238

Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,925,780

				126,707,180

Oklahoma–1.02%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,061,544

Series 2018 B, RB(g)(k)	5.50%	08/15/2052	6,000	5,742,599

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(c)	5.00%	08/01/2052	2,000	2,000

Series 2017, RB(c)	5.25%	08/01/2057	2,610	2,610

Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	2,950	2,851,048

Series 2023, RB	4.13%	04/01/2053	3,700	3,607,186

Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,517,298

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,021,919

				32,806,204

Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	944,145

Series 2018 A, RB	5.00%	05/15/2052	500	422,310

Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	939,503

Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,135,801

Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,125,344

Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,546,984

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	5,000	5,372,610

Portland (Port of), OR (Portland International Airport);
Series 2017 24 B, RB(b)	5.00%	07/01/2047	3,000	3,021,940

Series 2019 25 B, RB(b)	5.00%	07/01/2049	5,000	5,081,209

				21,589,846

Pennsylvania–3.24%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,205,015

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,944,223

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,305,585

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,199,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(l)	5.13%	12/01/2040	$5,500	$5,478,607

Series 2017 A, RB	5.50%	12/01/2046	10,000	10,291,722

Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,585,704

Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,088,645

Series 2020 B, RB	5.00%	12/01/2045	2,000	2,084,588

Series 2021 A, RB	4.00%	12/01/2046	1,000	930,663

Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,779,050

Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,432,149

Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,557,244

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,353,453

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,514,720

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,472,136

Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(j)	5.00%	06/01/2026	2,360	2,444,130

				104,666,738

Puerto Rico–1.28%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,665	5,665,662

Series 2002, RB	5.63%	05/15/2043	1,250	1,256,276

Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	14,304,368

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2030	2,700	2,659,962

Series 2012 A, RB(c)	5.00%	07/01/2042	5,525	1,519,375

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,399,920

Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,543,143

Series 2018 A-1, RB(i)	0.00%	07/01/2046	31,000	8,634,374

Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,366,825

				41,349,905

South Carolina–1.70%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	5,000	4,988,512

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	1,914,170

Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,470,631

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2048	14,650	14,653,641

South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(h)	5.00%	07/01/2025	10,000	10,208,598

South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	5,000	5,002,175

Series 2015 E, Ref. RB	5.25%	12/01/2055	7,365	7,388,975

Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	3,387,335

University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,680,943

				54,694,980

Tennessee–0.97%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,105,905

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,117,769

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,069,761

Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	946,374

Series 2014, RB	5.25%	12/01/2044	1,165	1,047,856

				31,287,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–11.66%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	5.00%	02/15/2045	$15,000	$15,410,757

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,002,488

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,628,817

Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,484,321

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,002,089

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	1,991,285

Series 2018 D, RB	6.00%	08/15/2038	5,000	5,035,704

Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,467,415

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,470,191

Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,250,428

Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,500,663

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,250,499

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,163,738

Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(h)	5.25%	10/01/2023	14,360	14,376,686

Series 2020, Ref. RB	4.00%	10/01/2049	15,300	13,847,819

Series 2020, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	10,205	9,398,943

Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(j)	5.25%	08/15/2031	6,665	7,731,672

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)(n)	4.10%	02/15/2042	100	100,000

Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,643,121

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,603,223

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,512,848

Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,908,191

Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2026	8,750	7,779,472

Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2027	3,600	3,084,299

Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,673,277

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,591,497

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	2,000	2,000,258

Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,476,936

Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,793,411

Series 2023, Ref. RB (INS - AGM)(j)	5.25%	05/15/2053	10,000	10,712,920

Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	6,155	5,919,505

Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,178,925

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $669,823)(c)(d)	5.13%	02/15/2030	662	19,863

Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $808,438)(c)(d)	5.13%	02/15/2042	808	24,233

Series 2016, Ref. RB (Acquired 05/08/2018; Cost $111,776)(c)(d)	5.00%	02/15/2030	108	3,243

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	4,320	4,221,732

Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,227,477

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	11,434

Series 2021, RB	2.00%	11/15/2061	355	140,472

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,608,757

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,145	1,102,745

Series 2016 A, RB	5.38%	11/15/2036	865	753,876

Series 2016 A, RB	5.50%	11/15/2046	1,250	1,015,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	$1,820	$1,640,513

Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,753,577

Series 2020, RB	5.25%	10/01/2055	5,000	3,856,341

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(h)	5.00%	04/01/2024	3,000	3,026,027

North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,790,921

Series 2016, RB	5.00%	01/01/2036	3,400	3,454,599

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2028	12,800	10,961,592

Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2029	2,165	1,786,011

Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2031	4,710	3,587,477

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,697,545

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(h)	6.75%	11/15/2024	410	416,582

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,375,278

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	391,557

Series 2016, RB	5.75%	09/15/2036	145	142,582

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.50%	02/01/2050	6,500	7,161,229

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2032	1,250	1,251,424

Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2037	1,000	1,000,955

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,607,365

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(d)	5.75%	02/15/2025	1,485	816,750

Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	825,000

Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	550,000

Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	2,750,000

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2043	4,080	4,206,262

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	464,345

Series 2020, Ref. RB	6.75%	11/15/2051	500	448,186

Series 2020, Ref. RB	6.88%	11/15/2055	500	451,600

Texas (State of) Transportation Commission;
Series 2014 B, VRD RB(f)	4.07%	04/01/2032	7,000	7,000,000

Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,272,982

Series 2019, RB(i)	0.00%	08/01/2046	3,180	954,628

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(i)(j)	0.00%	08/15/2027	970	848,608

Series 2002, RB(h)(i)	0.00%	08/15/2027	30	26,292

Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	7,670	4,071,638

Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	9,995	4,992,117

Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	11,270	10,568,879

Series 2022, RB	5.00%	10/15/2047	16,380	17,452,166

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,121,311

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(b)	5.00%	12/31/2045	10,400	10,404,777

Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,075,620

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,903,896

Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,298,470

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(b)	7.00%	12/31/2038	3,475	3,482,182

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	7,500	7,514,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(j)	5.38%	11/15/2024	$685	$686,979

				376,209,502

Utah–0.83%
Mida Mountain Village Public Infrastructure District (Assessment Area No. 2); Series 2021, RB(e)	4.00%	08/01/2050	3,000	2,224,139

Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2042	14,000	14,212,991

Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,251,082

				26,688,212

Virginia–0.37%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,400	1,719,788

Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	610,168

Series 2018, Ref. RB	5.00%	07/01/2051	1,000	861,812

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,860,086

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,837,215

				11,889,069

Washington–2.80%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(f)	3.00%	01/01/2046	695	695,000

Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,338,693

Seattle (Port of), WA;
Series 2018 A, RB(b)(g)	5.00%	05/01/2043	21,000	21,327,835

Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,241,683

Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	1,500	1,602,816

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,951,882

Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,169,182

Series 2018, RB(g)(k)	5.00%	07/01/2058	16,500	16,617,993

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	5,660,579

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(h)	6.50%	07/01/2025	800	836,459

Series 2015 A, RB(a)(e)(h)	6.75%	07/01/2025	820	860,941

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,628,788

Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,443,825

Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,051,457

				90,427,133

West Virginia–0.20%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,557,866

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	2,824,500

Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	1,040,000

				6,422,366

Wisconsin–2.83%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	11,870	2,495,519

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,719,248

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,335,005

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,664,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB(a)(h)	5.00%	09/15/2023	$1,000	$1,000,405

Series 2018 A, RB(a)(h)	5.00%	09/15/2023	5,000	5,002,027

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	3,000	2,100,000

Series 2017, RB(e)	7.00%	12/01/2050	6,100	5,530,718

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,137,378

Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,312,644

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,276,350

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. - Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,602,281

Series 2016, RB	5.00%	03/01/2041	6,000	6,068,339

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	3,228,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,024,782

Series 2018 A, RB	5.35%	12/01/2045	4,000	3,885,441

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,045,044

Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,333,294

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,983,019

Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,975	4,612,715

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	869,375

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	7,285	6,127,366

				91,354,199

TOTAL INVESTMENTS IN SECURITIES(o)–102.61% (Cost $3,402,414,316)				3,309,782,897

FLOATING RATE NOTE OBLIGATIONS–(5.05)%
Notes with interest and fee rates ranging from 3.45% to 4.13% at 08/31/2023 and contractual maturities of collateral ranging from 12/01/2027 to 07/01/2058 (See Note 1J)(p)				(162,920,000)

OTHER ASSETS LESS LIABILITIES–2.44%				78,886,422

NET ASSETS–100.00%				$3,225,749,319

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $16,246,922, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2023 was $8,593,435, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $220,206,647, which represented 6.83% of the Fund’s Net Assets.

(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $42,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.60%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $243,842,009 are held by TOB Trusts and serve as collateral for the $162,920,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	85.79%

General Obligation Bonds	10.24

Pre-Refunded Bonds	2.74

Other	1.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,402,414,316)	$3,309,782,897

Cash	17,932,055

Receivable for:
Investments sold	35,082,059

Fund shares sold	2,873,248

Interest	38,542,105

Investment for trustee deferred compensation and retirement plans	249,311

Other assets	670,504

Total assets	3,405,132,179

Liabilities:
Floating rate note obligations	162,920,000

Payable for:
Investments purchased	7,469,824

Dividends	3,763,007

Fund shares reacquired	3,737,278

Accrued fees to affiliates	1,041,636

Accrued interest expense	26,204

Accrued trustees’ and officers’ fees and benefits	2,401

Accrued other operating expenses	107,690

Trustee deferred compensation and retirement plans	314,820

Total liabilities	179,382,860

Net assets applicable to shares outstanding	$3,225,749,319

Net assets consist of:
Shares of beneficial interest	$3,620,745,672

Distributable earnings (loss)	(394,996,353)

$3,225,749,319

Net Assets:
Class A	$2,172,607,955

Class C	$113,610,066

Class Y	$464,827,279

Investor Class	$71,131,439

Class R6	$403,572,580

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	185,680,668

Class C	9,747,167

Class Y	39,735,101

Investor Class	6,073,719

Class R6	34,495,926

Class A:
Net asset value per share	$11.70

Maximum offering price per share (Net asset value of $11.70 ÷ 95.75%)	$12.22

Class C:
Net asset value and offering price per share	$11.66

Class Y:
Net asset value and offering price per share	$11.70

Investor Class:
Net asset value and offering price per share	$11.71

Class R6:
Net asset value and offering price per share	$11.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$76,873,614

Expenses:
Advisory fees	7,413,879

Administrative services fees	232,169

Custodian fees	9,741

Distribution fees:
Class A	2,757,699

Class C	607,213

Investor Class	55,514

Interest, facilities and maintenance fees	4,208,433

Transfer agent fees – A, C, Y and Investor	882,240

Transfer agent fees – R6	28,748

Trustees’ and officers’ fees and benefits	23,623

Registration and filing fees	204,346

Reports to shareholders	63,808

Professional services fees	84,850

Other	24,697

Total expenses	16,596,960

Less: Expense offset arrangement(s)	(4,208)

Net expenses	16,592,752

Net investment income	60,280,862

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $ (1,058,391))	(12,856,865)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(2,826,675)

Net realized and unrealized gain (loss)	(15,683,540)

Net increase in net assets resulting from operations	$44,597,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$60,280,862	$110,594,477

Net realized gain (loss)	(12,856,865)	(129,427,337)

Change in net unrealized appreciation (depreciation)	(2,826,675)	(282,911,427)

Net increase (decrease) in net assets resulting from operations	44,597,322	(301,744,287)

Distributions to shareholders from distributable earnings:
Class A	(41,366,124)	(75,879,793)

Class C	(1,822,045)	(3,700,621)

Class Y	(9,092,738)	(14,093,930)

Investor Class	(1,435,636)	(2,766,717)

Class R6	(7,761,926)	(12,121,899)

Total distributions from distributable earnings	(61,478,469)	(108,562,960)

Share transactions–net:
Class A	20,163,764	(106,342,774)

Class C	(11,600,933)	(35,167,756)

Class Y	100,197,668	(38,174,816)

Investor Class	(2,938,467)	(6,199,325)

Class R6	52,780,327	30,910,854

Net increase (decrease) in net assets resulting from share transactions	158,602,359	(154,973,817)

Net increase (decrease) in net assets	141,721,212	(565,281,064)

Net assets:
Beginning of period	3,084,028,107	3,649,309,171

End of period	$3,225,749,319	$3,084,028,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$11.75	$0.22	$(0.05)	$0.17	$(0.22)	$11.70	1.47%		$2,172,608	1.07	%(d)	1.07	%(d)	0.81	%(d)	3.68	%(d)	7%
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)		2,162,852	1.03		1.03		0.81		3.44		39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52		2,557,469	0.90		0.90		0.80		2.91		11
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)		2,545,279	0.92		0.92		0.81		3.25		23
Year ended 02/29/20	13.02	0.45	1.03	1.48	(0.46)	14.04	11.56		2,525,163	1.05		1.05		0.82		3.35		9
Year ended 02/28/19	13.19	0.50	(0.14)	0.36	(0.53)	13.02	2.78		1,982,214	1.01		1.01		0.85		3.85		27
Class C
Six months ended 08/31/23	11.71	0.17	(0.04)	0.13	(0.18)	11.66	1.08		113,610	1.82	(d)	1.82	(d)	1.56	(d)	2.93	(d)	7
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)		125,624	1.78		1.78		1.56		2.69		39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)		180,005	1.65		1.65		1.55		2.16		11
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)		220,569	1.67		1.67		1.56		2.50		23
Year ended 02/29/20	12.96	0.35	1.02	1.37	(0.36)	13.97	10.69		298,433	1.80		1.80		1.57		2.60		9
Year ended 02/28/19	13.12	0.40	(0.13)	0.27	(0.43)	12.96	2.08		133,292	1.76		1.76		1.60		3.10		27
Class Y
Six months ended 08/31/23	11.75	0.23	(0.04)	0.19	(0.24)	11.70	1.59		464,827	0.82	(d)	0.82	(d)	0.56	(d)	3.93	(d)	7
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)		368,000	0.78		0.78		0.56		3.69		39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77		457,194	0.65		0.65		0.55		3.16		11
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11		468,937	0.67		0.67		0.56		3.50		23
Year ended 02/29/20	13.02	0.48	1.03	1.51	(0.49)	14.04	11.83		500,893	0.80		0.80		0.57		3.60		9
Year ended 02/28/19	13.18	0.54	(0.14)	0.40	(0.56)	13.02	3.11		406,923	0.76		0.76		0.60		4.10		27
Investor Class
Six months ended 08/31/23	11.76	0.23	(0.05)	0.18	(0.23)	11.71	1.52	(e)	71,131	0.97	(d)(e)	0.97	(d)(e)	0.71	(d)(e)	3.78	(d)(e)	7
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28	)(e)	74,358	0.92	(e)	0.92	(e)	0.70	(e)	3.55	(e)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53	(e)	90,711	0.81	(e)	0.81	(e)	0.71	(e)	3.00	(e)	11
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03	(e)	97,587	0.81	(e)	0.81	(e)	0.70	(e)	3.36	(e)	23
Year ended 02/29/20	13.03	0.46	1.03	1.49	(0.47)	14.05	11.65	(e)	102,850	0.98	(e)	0.98	(e)	0.75	(e)	3.42	(e)	9
Year ended 02/28/19	13.19	0.52	(0.14)	0.38	(0.54)	13.03	2.96	(e)	99,887	0.88	(e)	0.88	(e)	0.72	(e)	3.98	(e)	27
Class R6
Six months ended 08/31/23	11.75	0.24	(0.05)	0.19	(0.24)	11.70	1.62		403,573	0.77	(d)	0.77	(d)	0.51	(d)	3.98	(d)	7
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)		353,195	0.73		0.73		0.51		3.74		39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82		363,930	0.60		0.60		0.50		3.21		11
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17		270,815	0.61		0.61		0.50		3.56		23
Year ended 02/29/20	13.02	0.49	1.03	1.52	(0.50)	14.04	11.90		243,417	0.74		0.74		0.51		3.66		9
Year ended 02/28/19	13.18	0.54	(0.13)	0.41	(0.57)	13.02	3.18		152,478	0.69		0.69		0.53		4.17		27

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.14%, 0.16%, 0.14%, 0.17% and 0.13% for the six months ended August 31, 2023 and for the years ended February 28, 2023, February 28, 2022, February 28, 2021, February 29, 2020, and February 28, 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Municipal Income Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

28	Invesco Municipal Income Fund

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These

29	Invesco Municipal Income Fund

duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.500%
Over $500 million	0.450%

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2023, the Adviser has contractually agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

30	Invesco Municipal Income Fund

shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $71,179 in front-end sales commissions from the sale of Class A shares and $19,339 and $294 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$3,309,413,722	$369,175	$3,309,782,897

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $96,652,461 and securities sales of $64,505,880, which resulted in net realized gains (losses) of $(1,058,391).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,208.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $176,009,286 and 3.88%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

31	Invesco Municipal Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$166,178,070	$130,450,611	$296,628,681

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $347,833,252 and $211,618,905, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 49,165,677

Aggregate unrealized (depreciation) of investments	(142,079,829)

Net unrealized appreciation (depreciation) of investments	$(92,914,152)

Cost of investments for tax purposes is $3,402,697,049.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	15,577,942	$185,051,398	51,939,998	$622,005,075

Class C	342,277	4,057,047	2,086,245	24,691,610

Class Y	14,869,839	176,836,215	14,023,508	168,550,621

Investor Class	197,776	2,353,536	129,085	1,553,791

Class R6	8,758,153	103,954,149	19,086,248	228,925,511

Issued as reinvestment of dividends:
Class A	2,185,761	25,945,643	3,915,578	46,894,527

Class C	114,335	1,352,604	235,311	2,809,733

Class Y	444,731	5,278,187	603,890	7,233,773

Investor Class	87,009	1,033,953	166,270	1,993,122

Class R6	499,075	5,923,078	776,676	9,299,042

Automatic conversion of Class C shares to Class A shares:
Class A	159,121	1,889,471	315,953	3,793,670

Class C	(159,719)	(1,889,471)	(317,247)	(3,793,670)

Reacquired:
Class A	(16,249,464)	(192,722,748)	(64,878,292)	(779,036,046)

Class C	(1,279,447)	(15,121,113)	(4,895,438)	(58,875,429)

Class Y	(6,894,222)	(81,916,734)	(17,770,229)	(213,959,210)

Investor Class	(531,436)	(6,325,956)	(804,121)	(9,746,238)

Class R6	(4,813,781)	(57,096,900)	(17,237,266)	(207,313,699)

Net increase (decrease) in share activity	13,307,950	$158,602,359	(12,623,831)	$(154,973,817)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32	Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,014.70	$5.42	$1,019.76	$5.43	1.07%
Class C	1,000.00	1,010.80	9.20	1,015.99	9.22	1.82
Class Y	1,000.00	1,015.90	4.16	1,021.01	4.17	0.82
Investor Class	1,000.00	1,015.20	4.91	1,020.26	4.93	0.97
Class R6	1,000.00	1,016.20	3.90	1,021.27	3.91	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

33	Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted

34	Invesco Municipal Income Fund

that performance of Class A shares of the Fund was below the performance of the Index for the one, three, and five year periods. The Board considered that Fund performance was negatively impacted by allocations to bonds within specific sectors, credit qualities and geographies. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets. The Board requested and considered additional information from management regarding the Fund’s actual management fees in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule and how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such

35	Invesco Municipal Income Fund

services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

36	Invesco Municipal Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco New Jersey Municipal Fund

Nasdaq:

A: ONJAX ∎ C: ONJCX ∎ Y: ONJYX ∎ R6: IORJX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

20	Fund Expenses

21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.25%
Class C Shares	0.92
Class Y Shares	1.38
Class R6 Shares	1.41
S&P Municipal Bond New Jersey Index▼	1.61
U.S. Consumer Price Index▼	2.06

Source(s): ▼Bloomberg LP

The S&P Municipal Bond New Jersey Index is a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.
The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco New Jersey Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (3/1/94)	4.03%
10 Years	3.37
5 Years	1.42
1 Year	-2.88
Class C Shares
Inception (8/29/95)	4.02%
10 Years	3.24
5 Years	1.65
1 Year	-0.19
Class Y Shares
Inception (11/29/10)	3.79%
10 Years	4.03
5 Years	2.56
1 Year	1.70
Class R6 Shares
10 Years	3.96%
5 Years	2.59
1 Year	1.75

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New Jersey Municipal Fund. The Fund was subsequently renamed the Invesco New Jersey Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco New Jersey Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco New Jersey Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.28%
New Jersey–84.69%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$ 1,280,331
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	1,325	1,377,234
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,665,736
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,066
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,018,334
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,031,114
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,016,812
Series 2014, Ref. RB	5.25%	11/01/2044	4,990	5,005,003
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,155,639
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	949,305
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	125,115
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	4,250	4,537,556
Gloucester (County of), NJ Improvement Authority (The) (Rowan University);
Series 2015, RB	5.00%	07/01/2033	1,400	1,434,135
Series 2019, RB	5.00%	07/01/2044	2,375	2,505,132
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	1,600	1,533,538
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,103,855
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,005
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	2,000	2,150,757
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,033
New Jersey (State of);
Series 2016, GO Bonds(e)	5.00%	06/01/2028	5,000	5,327,810
Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,755,835
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	314,727
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	626,568
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	89,570
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	100,000
Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,097,339
Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,097,339
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,149,404
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,062,766
Series 2020, RB	4.00%	11/01/2038	1,000	993,276
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,412,949
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,350	2,356,681
Series 2012, RB(d)	5.75%	09/15/2027	900	900,822
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	20	17,261
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	344,756
Series 2018 A, RB	5.00%	07/01/2050	1,000	926,062
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,084,842
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,586,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	$3,200	$ 3,203,721
Series 2014 A, RB(b)	6.00%	10/01/2034	515	516,823
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,514,830
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	944,675
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,322,605
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,631	2,772,842
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	2,000	1,946,292
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	2,000	2,012,360
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,091,509
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	49,543
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2046	3,465	3,299,593
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	2,995,577
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,661,693
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,503,244
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,229,611
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,344,905
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,499,043
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,367,509
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,487,780
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,842,603
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	745,105
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	2,920,775
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	171,849
Series 2017 F, RB	5.00%	07/01/2036	400	365,543
Series 2017 F, RB	5.00%	07/01/2047	3,250	2,686,966
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	750	754,013
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,515,920
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,037,681
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,067,970
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(h)(i)	3.98%	07/01/2036	300	300,000
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,016,297
New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,001,753
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2021, RB	4.00%	07/01/2045	3,000	2,869,085
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,005,275
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,343,461
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - Td Bank N.A.)(h)(i)	2.75%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Higher Education Student Assistance Authority; Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	$1,000	$ 770,257
Series 2021 C, RB(d)	3.25%	12/01/2051	500	342,598
Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,899,536
Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	1,858,701
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	761,640
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	740,732
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	385,656
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	624,416
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	374,211
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	2,970	3,041,345
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,244,530
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	2,000	1,063,976
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	996,094
Series 2009 A, RB(c)	0.00%	12/15/2039	10,000	4,709,427
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	989,457
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,838,176
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,680,441
Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,461,366
Series 2022, RB	5.50%	06/15/2050	1,500	1,635,092
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,964,185
New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,091,517
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,891,471
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,284,463
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,075,886
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	440,877
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	296,670
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	821,495
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,000,020
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	392,975
Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	526,392
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	975,915
Series 2023, RB	5.50%	07/01/2058	1,000	978,611
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	4,900	4,916,230
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,649,759
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,035,302
Series 2022 A, RB	4.63%	11/01/2047	1,000	985,316
Series 2022 A, RB	5.25%	11/01/2052	2,000	2,064,782
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(h)	4.36%	12/15/2028	3,000	3,000,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,108,398
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,032,909
Series 2018 B, Ref. RB	5.00%	06/01/2046	5,170	5,086,804
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,074
Wall Township School District; Series 2023, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	07/15/2045	2,000	1,901,394
				239,787,147

Puerto Rico–8.30%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,075,313
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	6.00%	08/01/2026	5,235	137,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	$34	$ 33,328
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	166,323
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	240,732
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	244,154
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	243,667
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	241,939
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	198,620
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	175,230
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	147,227
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	192,397
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	192,621
Subseries 2022, RN	0.00%	11/01/2043	1,001	516,573
Subseries 2022, RN	0.00%	11/01/2051	5,558	2,313,382
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(j)	5.25%	07/01/2030	500	137,500
Series 2010 AAA, RB(j)	5.25%	07/01/2031	550	151,250
Series 2012 A, RB(j)	5.05%	07/01/2042	45	12,375
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control
Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $159,655)(d)(j)(k)	6.63%	06/01/2026	160	112,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,296,137
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,330,426
Series 2019 A-2, RB	4.54%	07/01/2053	60	54,303
Series 2019 A-2B, RB	4.55%	07/01/2040	304	296,408
				23,509,324

New York–5.56%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,760,484
Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,522,374
Series 2020 221, RB(d)	4.00%	07/15/2045	4,000	3,733,144
Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,483,855
Series 2022, Ref. RB(d)	5.50%	08/01/2052	500	540,617
Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	4,000	4,252,546
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	875,746
Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,558,116
				15,726,882

Virgin Islands–0.68%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	489,770
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,288,479
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	49,063
Series 2007 A, RB	5.00%	07/01/2026	15	14,369
Series 2007 A, RB	5.00%	07/01/2027	85	80,925
				1,922,606

Guam–0.67%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,878,351
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,001
				1,888,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–0.38%

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	$1,135	$ 1,087,741

TOTAL INVESTMENTS IN SECURITIES(l)–100.28% (Cost $288,968,064)				283,922,052
FLOATING RATE NOTE OBLIGATIONS–(1.32)%

Note with an interest and fee rate of 4.24% at 08/31/2023 and a contractual maturity of collateral of 06/01/2028 (See Note 1J)(m)				(3,750,000)

OTHER ASSETS LESS LIABILITIES–1.04%				2,961,959

NET ASSETS–100.00%				$283,134,011

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $13,024,426, which represented 4.60% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $413,125, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The value of this security at August 31, 2023 represented less than 1% of the Fund’s Net Assets.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $5,327,810 are held by TOB Trusts and serve as collateral for the $3,750,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	86.30%
General Obligation Bonds	6.75
Pre-Refunded Bonds	4.03
Other	2.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $288,968,064)	$283,922,052

Cash	103,994

Receivable for:
Investments sold	105,000

Fund shares sold	63,586

Interest	3,248,135

Investments matured, at value (Cost $776,457)	211,585

Investment for trustee deferred compensation and retirement plans	36,668

Other assets	81,824

Total assets	287,772,844

Liabilities:
Floating rate note obligations	3,750,000

Payable for:
Dividends	367,066

Fund shares reacquired	323,149

Accrued fees to affiliates	109,803

Accrued interest expense	3,203

Accrued trustees’ and officers’ fees and benefits	18,675

Accrued other operating expenses	30,269

Trustee deferred compensation and retirement plans	36,668

Total liabilities	4,638,833

Net assets applicable to shares outstanding	$283,134,011

Net assets consist of:

Shares of beneficial interest	$458,956,821
Distributable earnings (loss)	(175,822,810)

$283,134,011

Net Assets:
Class A	$188,975,726

Class C	$20,139,085

Class Y	$73,898,597

Class R6	$120,603

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,630,155

Class C	2,301,709

Class Y	8,448,786

Class R6	13,804

Class A:
Net asset value per share	$8.74

Maximum offering price per share (Net asset value of $8.74 ÷ 95.75%)	$9.13

Class C:
Net asset value and offering price per share	$8.75

Class Y:
Net asset value and offering price per share	$8.75

Class R6:
Net asset value and offering price per share	$8.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco New Jersey Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$6,244,938

Expenses:

Advisory fees	817,138

Administrative services fees	20,236

Custodian fees	1,710

Distribution fees:
Class A	240,134

Class C	94,514

Interest, facilities and maintenance fees	132,377

Transfer agent fees– A, C and Y	91,188

Transfer agent fees – R6	5

Trustees’ and officers’ fees and benefits	9,457

Registration and filing fees	29,615

Reports to shareholders	8,402

Professional services fees	48,899

Other	5,059

Total expenses	1,498,734

Less: Expense offset arrangement(s)	(619)

Net expenses	1,498,115

Net investment income	4,746,823

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(1,536,318)

Change in net unrealized appreciation of unaffiliated investment securities	317,809

Net realized and unrealized gain (loss)	(1,218,509)

Net increase in net assets resulting from operations	$3,528,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:

Net investment income	$4,746,823	$8,344,232

Net realized gain (loss)	(1,536,318)	(16,644,174)

Change in net unrealized appreciation (depreciation)	317,809	(8,985,037)

Net increase (decrease) in net assets resulting from operations	3,528,314	(17,284,979)

Distributions to shareholders from distributable earnings:

Class A	(3,723,872)	(7,978,982)

Class C	(335,187)	(690,323)

Class Y	(1,456,959)	(2,309,913)

Class R6	(1,935)	(479)

Total distributions from distributable earnings	(5,517,953)	(10,979,697)

Share transactions–net:

Class A	(1,060,347)	(1,967,147)

Class C	(328,991)	591,648

Class Y	8,169,828	26,779,497

Class R6	77,145	36,826

Net increase in net assets resulting from share transactions	6,857,635	25,440,824

Net increase (decrease) in net assets	4,867,996	(2,823,852)

Net assets:

Beginning of period	278,266,015	281,089,867

End of period	$283,134,011	$278,266,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco New Jersey Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$8.80	$0.15	$(0.04)	$0.11	$(0.17)	$8.74	1.25%		$188,976	1.06	%(d)	1.06	%(d)	0.97	%(d)	3.30	%(d)	15%
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)		191,328	1.04		1.04		0.97		3.11		31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63		214,469	1.08		1.09		0.98		2.73		9
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25		195,684	1.11		1.16		0.97		3.32		27
Seven months ended 02/29/20	9.85	0.19	0.40	0.59	(0.17)	10.27	6.00		197,732	1.18	(d)	1.21	(d)	1.00	(d)	3.30	(d)	12
Year ended 07/31/19	9.19	0.39	0.54	0.93	(0.27)	9.85	10.29		191,704	1.36		1.37		1.01		4.08		17
Year ended 07/31/18	9.02	0.29	0.16	0.45	(0.28)	9.19	5.22		162,955	1.30		1.30		1.07		3.36		23
Class C
Six months ended 08/31/23	8.81	0.12	(0.04)	0.08	(0.14)	8.75	0.92	(e)	20,139	1.71	(d)(e)	1.71	(d)(e)	1.62	(d)(e)	2.65	(d)(e)	15
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67	)(e)	20,606	1.69	(e)	1.69	(e)	1.62	(e)	2.46	(e)	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97		22,184	1.73		1.74		1.63		2.08		9
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)		20,687	1.76		1.81		1.62		2.67		27
Seven months ended 02/29/20	9.87	0.15	0.39	0.54	(0.13)	10.28	5.54		35,355	1.83	(d)	1.86	(d)	1.65	(d)	2.64	(d)	12
Year ended 07/31/19	9.20	0.32	0.56	0.88	(0.21)	9.87	9.66		38,798	2.02		2.02		1.66		3.42		17
Year ended 07/31/18	9.04	0.24	0.15	0.39	(0.23)	9.20	4.41		71,388	1.96		1.96		1.73		2.70		23
Class Y
Six months ended 08/31/23	8.81	0.16	(0.04)	0.12	(0.18)	8.75	1.38		73,899	0.81	(d)	0.81	(d)	0.72	(d)	3.55	(d)	15
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)		66,288	0.79		0.79		0.72		3.36		31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78		44,427	0.84		0.84		0.74		2.97		9
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62		31,634	0.87		0.91		0.73		3.56		27
Seven months ended 02/29/20	9.87	0.21	0.38	0.59	(0.18)	10.28	6.04		32,117	0.94	(d)	0.97	(d)	0.76	(d)	3.54	(d)	12
Year ended 07/31/19	9.20	0.41	0.55	0.96	(0.29)	9.87	10.65		28,415	1.13		1.13		0.77		4.32		17
Year ended 07/31/18	9.04	0.32	0.14	0.46	(0.30)	9.20	5.35		21,970	1.06		1.06		0.83		3.61		23
Class R6
Six months ended 08/31/23	8.80	0.16	(0.04)	0.12	(0.18)	8.74	1.41		121	0.76	(d)	0.76	(d)	0.67	(d)	3.60	(d)	15
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)		45	0.74		0.74		0.67		3.41		31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06		10	0.72		0.77		0.62		3.09		9
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61		10	0.77		0.91		0.63		3.66		27
Seven months ended 02/29/20	9.85	0.21	0.40	0.61	(0.19)	10.27	6.21		11	0.84	(d)	0.94	(d)	0.73	(d)	3.64	(d)	12
Period ended 07/31/19(f)	9.74	0.08	0.08	0.16	(0.05)	9.85	1.73		10	0.99	(d)	1.07	(d)	0.71	(d)	4.46	(d)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.90% for the six months ended August 31, 2023 and for the year ended February 28, 2023.

(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco New Jersey Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

14	Invesco New Jersey Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

15	Invesco New Jersey Municipal Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has contractually agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

16	Invesco New Jersey Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $4,842 in front-end sales commissions from the sale of Class A shares and $0 and $1,253 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$283,922,052	$–	$283,922,052

Other Investments - Assets

Investments Matured	–	211,585	–	211,585

Total Investments	$–	$284,133,637	$–	$284,133,637

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2023, the Fund engaged in securities purchases of $4,475,737 and securities sales of $3,102,927, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $619.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

17	Invesco New Jersey Municipal Fund

NOTE 7–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $3,750,000 and 3.74%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$20,659,196	$149,029,101	$169,688,297

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $45,637,036 and $41,887,461, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,264,034

Aggregate unrealized (depreciation) of investments	(9,539,337)

Net unrealized appreciation (depreciation) of investments	$(5,275,303)

Cost of investments for tax purposes is $289,408,940.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	887,865	$7,873,010	2,896,418	$26,051,148

Class C	222,769	1,982,063	723,328	6,481,812

Class Y	1,811,191	16,057,373	5,229,988	46,964,060

Class R6	8,520	75,886	4,107	36,754

Issued as reinvestment of dividends:
Class A	246,821	2,185,630	523,167	4,674,690

Class C	25,498	226,158	51,339	459,417
Class Y	100,700	892,610	159,794	1,426,384

Class R6	142	1,259	8	72

Automatic conversion of Class C shares to Class A shares:
Class A	141,400	1,254,966	167,972	1,513,718
Class C	(141,229)	(1,254,966)	(167,751)	(1,513,718)

18	Invesco New Jersey Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,399,240)	$(12,373,953)	(3,823,857)	$(34,206,703)

Class C	(144,629)	(1,282,246)	(539,024)	(4,835,863)

Class Y	(991,286)	(8,780,155)	(2,411,456)	(21,610,947)

Net increase in share activity	768,522	$6,857,635	2,814,033	$25,440,824

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19	Invesco New Jersey Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,012.50	$5.36	$1,019.81	$5.38	1.06%
Class C	1,000.00	1,009.20	8.64	1,016.54	8.67	1.71
Class Y	1,000.00	1,013.80	4.10	1,021.06	4.12	0.81
Class R6	1,000.00	1,014.10	3.85	1,021.32	3.86	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

20	Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New Jersey Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

21	Invesco New Jersey Municipal Fund

below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for

22	Invesco New Jersey Municipal Fund

executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23	Invesco New Jersey Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-RONJM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Pennsylvania Municipal Fund

Nasdaq:

A: OPATX ∎ C: OPACX ∎ Y: OPAYX ∎ R6: IORPX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

24	Fund Expenses

25	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.86%
Class C Shares	0.63
Class Y Shares	1.08
Class R6 Shares	1.11
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼	1.06
U.S. Consumer Price Index∎	2.06

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.
The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Pennsylvania Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (9/18/89)	5.00%
10 Years	4.07
5 Years	1.42
1 Year	-3.75

Class C Shares
Inception (8/29/95)	4.45%
10 Years	3.94
5 Years	1.65
1 Year	-1.07

Class Y Shares
Inception (11/29/10)	4.46%
10 Years	4.75
5 Years	2.55
1 Year	0.87

Class R6 Shares
10 Years	4.66%
5 Years	2.56
1 Year	0.92

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Pennsylvania Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund. The Fund was subsequently renamed the Invesco Pennsylvania Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Pennsylvania Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Pennsylvania Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.34%
Pennsylvania–85.06%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$ 1,709,149
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	14,824,595
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,188,345
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	994,349
Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2046	6,500	5,931,068
Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	538,695
Series 2022, Ref. RB	5.25%	09/01/2035	540	538,284
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	120	124,742
Series 2017, RB	5.00%	10/15/2037	615	598,190
Series 2017, RB	5.00%	10/15/2047	1,500	1,360,076
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	15,616,185
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	4.59%	02/01/2037	495	485,118
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	988,644
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,600	1,601,043
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,100	1,100,454
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	2,120	2,160,285
Series 2022, RB	5.75%	06/01/2052	3,250	3,656,928
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	1,973,629
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	615	606,884
Series 2018, RB(d)	5.38%	05/01/2042	4,000	4,015,072
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,291,506
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,295,680
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,088,089
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	461,108
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	535,710
Series 2017 C, RB	5.00%	05/15/2047	475	424,104
Series 2017, RB	5.00%	05/15/2042	600	553,330
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	5,282,781
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	629,353
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,068,126
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	267,035
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,470,115
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,036,117
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	155	132,495
Series 2019, Ref. RB	4.00%	12/01/2039	305	228,932
Series 2019, Ref. RB	5.00%	12/01/2051	8,000	6,430,142
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	709,290
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	637,230
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,529,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	$2,215	$ 2,020,338
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	9,840	9,037,956
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	974,572
Series 2013, RB	5.00%	08/01/2045	750	695,332
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	3,000	3,001,211
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,333,873
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,003,483
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,233,687
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,455,728
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,537,254
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2034	300	180,769
Series 2020 A, GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2038	2,700	1,253,842
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2033	500	318,179
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2034	980	590,512
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2033	640	407,269
Commonwealth Financing Authority;
Series 2018, RB(f)(g)	5.00%	06/01/2034	2,500	2,648,640
Series 2018, RB(f)(g)	5.00%	06/01/2035	500	527,758
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(h)(i)	5.00%	01/01/2025	515	525,631
Series 2015, Ref. RB	5.00%	01/01/2038	630	629,954
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,546,956
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,104,068
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,006,995
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,611,870
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	524,883
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,191,622
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	335	330,712
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,243,268
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(h)	5.38%	11/15/2023	10	10,188
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,434,860
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,314,450
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	218,772
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	1,903,706
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,516,267
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,198,980
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	183,239
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	655,352
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2014, RB(h)(i)	5.00%	07/01/2024	250	253,110
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	644,356
Series 2016, Ref. RB	5.00%	12/01/2039	370	372,697
Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,340,815
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	179,985
Series 2021, RB	4.00%	05/01/2041	730	605,931
Series 2021, RB	5.00%	05/01/2047	330	302,688
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,644,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	$475	$ 387,997
Series 2018, Ref. RB	5.00%	12/01/2053	3,700	2,811,758
Series 2019, RB	5.00%	12/01/2039	755	646,418
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	16,812,771
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,569,430
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,272,272
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	5,005	4,992,421
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,036,510
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	561,359
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	211,979
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,582,187
Lancaster School District; Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	922,760
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	374,416
Series 2021, Ref. RB	4.00%	03/01/2051	485	359,050
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,000,014
Series 2019, Ref. RB	4.00%	07/01/2049	8,500	7,681,029
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,059	4,363,604
Series 2014 B, RB(j)	7.50%	02/01/2044	3,735	2,010,831
Series 2014 C, RB(k)	0.00%	02/01/2044	3,238	18,412
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	2,970,482
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,460,390
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	875,645
Series 2022 A, RB	4.50%	01/01/2045	800	688,524
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	390	390,236
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	718,959
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	901,280
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	6,500	5,806,224
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	14,913,012
Series 2020 C, RB	4.00%	11/15/2043	350	286,063
Series 2020 C, RB	5.00%	11/15/2045	675	634,456
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,157,123
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	2,826,444
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	996,040
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	4,500	4,604,517
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,263,255
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	337,679
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,170,222
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,196,815
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(l)(m)(n)	5.00%	12/31/2023	14,827	2,668,790
Series 2013, RB(l)(m)	5.00%	12/31/2023	7,606	1,369,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	$500	$ 443,009
Series 2019, Ref. RB	5.00%	11/01/2044	950	809,621
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	867,887
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	918,673
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,161,430
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,678,304
Second series 2013, GO Bonds	5.00%	10/15/2031	2,870	2,876,053
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	491,504
Series 2022, GO Bonds	5.00%	10/01/2042	2,000	2,183,789
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	5,590	5,763,027
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2017 A, Ref. RB	4.00%	11/15/2035	5,000	4,932,269
Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,874,967
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013 C, RB (INS - AGM)(a)(e)	0.00%	01/01/2044	775	284,483
Series 2013, RB	6.00%	07/01/2053	920	921,362
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	1,250	911,176
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	636,075
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,439,977
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	2,600	2,643,139
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,660,846
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,664,358
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	603,859
Series 2021, Ref. RB	4.00%	07/01/2046	2,000	1,655,671
Series 2023, RB	5.25%	07/01/2049	1,300	1,290,811
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,342,250
Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,331,617
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB(h)(i)	6.25%	09/01/2023	320	320,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	969,144
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,071,634
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(g)	5.00%	08/15/2046	2,200	2,274,242
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,098,571
Series 2019, RB	4.00%	08/15/2044	10,000	9,273,211
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,001,566
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,905,920
Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	992	1,049,148
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	949,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	$3,750	$ 3,886,253
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,900,507
Series 2016, Ref. RB(h)(i)	5.00%	12/01/2026	5	5,302
Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,901,667
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,160,976
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,462,448
Series 2015 B, RB	5.00%	12/01/2030	500	521,126
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,042,677
Series 2017 A, RB	5.50%	12/01/2042	5,000	5,163,010
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,109,615
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,665,265
Series 2018 A-2, RB	5.00%	12/01/2043	535	558,618
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,204,958
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,045,059
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,533,653
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,057,860
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,735,968
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	7,952,935
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,226,861
Series 2023, Ref. RB (SIFMA Municipal Swap Index + 0.85%)(c)(i)	4.91%	07/15/2026	2,000	2,000,357
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	400	421,666
Series 2021 A, RB(b)	2.63%	06/01/2042	1,900	1,582,130
Series 2023 B, RB(b)	5.00%	06/01/2050	800	766,761
Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(b)	4.00%	06/01/2044	5,000	4,810,641
Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,474,681
Series 2017 A, RB	5.00%	09/01/2047	2,500	2,577,624
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,404,343
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,670,392
Series 2017 A, RB	5.00%	10/01/2052	1,895	1,934,167
Series 2017 A, RB(f)(g)	5.25%	10/01/2052	2,070	2,131,867
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,702,648
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	736,575
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	19,850,360
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,037,806
Series 2018 A, RB	5.00%	10/01/2053	7,000	7,172,739
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	154,480
Series 2019 B, RB	5.00%	11/01/2049	4,635	4,783,450
Series 2019 B, RB	5.00%	11/01/2054	11,030	11,352,651
Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,188,730
Series 2020 A, RB	5.00%	11/01/2050	1,250	1,294,459
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,277,114
Series 2021 A, GO Bonds	4.00%	05/01/2042	2,500	2,375,710
Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2039	1,000	956,906
Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,636,727
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(d)(h)(i)	5.00%	03/15/2028	30	32,315
Series 2017, Ref. RB(d)	5.00%	03/15/2045	510	426,127
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(g)(h)(i)	5.00%	07/01/2024	1,500	1,518,047
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	861,526
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	820	837,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	$300	$283,933
Series 2019, RB	5.00%	06/15/2050	350	308,258
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,560	1,532,537
Series 2010 A, IDR	5.63%	06/15/2042	4,000	3,667,672
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	575,982
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,505,810
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,294	2,335,141
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,496,521
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,636,003
Series 2022, RB	5.25%	11/01/2052	2,000	2,076,466
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	534,583
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,709,168
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,600	1,356,039
Series 2017, RB	5.00%	12/01/2058	10,000	9,297,046
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	824,046
Series 2017, Ref. RB	5.00%	07/01/2049	500	394,413
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,020,534
Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2039	1,300	1,327,826
Series 2017, RB	5.00%	05/01/2042	2,415	2,456,540
Series 2017, RB	5.00%	05/01/2047	3,335	3,370,730
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,034
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	546,786
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	5,000	5,191,998
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	10,401,253
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,030,392
Series 2019 A, GO Bonds	4.00%	09/01/2037	7,050	6,735,319
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,032,724
Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	1,833,201
Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	487,479
Series 2021, GO Bonds	4.00%	09/01/2041	600	584,330
Series 2022, GO Bonds	5.00%	09/01/2042	1,250	1,323,989
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,420	2,421,605
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB(h)(i)	5.00%	09/29/2023	500	500,522
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,261,196
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	969,282
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	4,350	4,135,007
Series 2023 A, RB (INS - AGM)(a)	4.25%	09/01/2053	800	767,204
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,005,586
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,564,876
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,552,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	$820	$876,975
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	797,746
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,026,343
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	765,968
Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	4,000	4,327,234
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,332,924
Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,361,892
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	498,272
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,855,206
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,247,986
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,037,734
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,747,401
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,245,597
				639,254,923
Puerto Rico–13.00%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	14,930	14,931,744
Series 2005 A, RB(e)	0.00%	05/15/2050	53,320	9,667,396
Series 2008 A, RB(e)	0.00%	05/15/2057	415,530	28,899,945
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	5,725	150,281
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2024	212	203,951
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	2,000	1,218,611
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,473,156
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,494,095
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,491,114
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,480,537
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,215,462
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,072,324
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	900,957
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,177,373
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,178,744
Subseries 2022, RN	0.00%	11/01/2043	6,771	3,495,585
Subseries 2022, RN	0.00%	11/01/2051	189	78,716
Subseries 2022, RN	0.00%	11/01/2051	198	102,717
Subseries 2022, RN	0.00%	11/01/2051	73	70,299
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	381	386,111
Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,024,702
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,001,877
Series 2007 TT, RB(k)	5.00%	07/01/2032	1,450	398,750
Series 2010 AAA, RB(k)	5.25%	07/01/2024	1,435	394,625
Series 2010 XX, RB(k)	5.25%	07/01/2040	2,445	672,375
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	414	407,997
Series 2022 B, RB(e)	0.00%	07/01/2032	269	173,065
Series 2022 C, RB(j)	5.00%	07/01/2053	3,710	2,351,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	$3,912	$1,089,602
Series 2018 A-1, RB(e)	0.00%	07/01/2051	7,242	1,496,831
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,373,135
Series 2019 A-2, RB	4.54%	07/01/2053	91	82,359
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,139,866
Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,036,452
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,118,171
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,253,052
				97,703,111
Virgin Islands–1.02%
Tobacco Settlement Financing Corp.;
Series 2006, RB(e)	0.00%	05/15/2035	4,150	1,724,900
Series 2006, RB(e)	0.00%	05/15/2035	2,195	977,313
Series 2006, RB(e)	0.00%	05/15/2035	7,000	2,909,469
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2014 C, Ref. RB(d)	5.00%	10/01/2039	2,500	2,034,463
				7,646,145
Northern Mariana Islands–0.15%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	655	627,727
Series 1998 A, RB(b)	6.60%	03/15/2028	495	476,237
				1,103,964
Guam–0.11%
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	286,636
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	585	585,074
				871,710
TOTAL INVESTMENTS IN SECURITIES(o)–99.34% (Cost $805,380,407)				746,579,853
FLOATING RATE NOTE OBLIGATIONS–(0.78)%
Notes with interest and fee rates ranging from 4.58% to 4.62% at 08/31/2023 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1K)(p)				(5,845,000)
OTHER ASSETS LESS LIABILITIES–1.44%				10,815,434
NET ASSETS–100.00%				$751,550,287

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $11,954,445, which represented 1.59% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $1,484,162, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(n)	Restricted security. The value of this security at August 31, 2023 represented less than 1% of the Fund’s Net Assets.

(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.45%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $9,100,554 are held by TOB Trusts and serve as collateral for the $5,845,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	84.98%
General Obligation Bonds	14.60
Pre-Refunded Bonds	0.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $805,380,407)	$746,579,853

Cash	607,077

Receivable for:
Investments sold	37,933

Fund shares sold	390,949

Interest	9,103,431

Investments matured, at value (Cost $6,213,959)	5,725,894

Investment for trustee deferred compensation and retirement plans	77,088

Other assets	158,883

Total assets	762,681,108

Liabilities:
Floating rate note obligations	5,845,000

Payable for:
Investments purchased	3,555,716

Dividends	963,719

Fund shares reacquired	307,928

Accrued fees to affiliates	299,925

Accrued interest expense	13,083

Accrued trustees’ and officers’ fees and benefits	31,012

Accrued other operating expenses	31,573

Trustee deferred compensation and retirement plans	82,865

Total liabilities	11,130,821

Net assets applicable to shares outstanding	$751,550,287

Net assets consist of:

Shares of beneficial interest	$942,213,351

Distributable earnings (loss)	(190,663,064)

$751,550,287

Net Assets:
Class A	$538,140,584

Class C	$59,949,533

Class Y	$151,214,809

Class R6	$2,245,361

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	53,419,274

Class C	5,970,258

Class Y	14,999,310

Class R6	222,940

Class A:
Net asset value per share	$10.07
Maximum offering price per share (Net asset value of $10.07 ÷ 95.75%)	$10.52

Class C:
Net asset value and offering price per share	$10.04

Class Y:
Net asset value and offering price per share	$10.08

Class R6:
Net asset value and offering price per share	$10.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Pennsylvania Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$18,523,484

Expenses:
Advisory fees	1,789,720

Administrative services fees	54,975

Custodian fees	6,062

Distribution fees:
Class A	689,827

Class C	282,245

Interest, facilities and maintenance fees	347,277

Transfer agent fees - A, C and Y	255,867

Transfer agent fees - R6	126

Trustees’ and officers’ fees and benefits	11,990

Registration and filing fees	31,292

Reports to shareholders	18,566

Professional services fees	70,247

Other	5,262

Total expenses	3,563,456

Less: Expense offset arrangement(s)	(2,340)

Net expenses	3,561,116

Net investment income	14,962,368

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(4,843,102)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(2,777,190)

Net realized and unrealized gain (loss)	(7,620,292)

Net increase in net assets resulting from operations	$7,342,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$14,962,368	$27,910,980

Net realized gain (loss)	(4,843,102)	(9,925,282)

Change in net unrealized appreciation (depreciation)	(2,777,190)	(80,912,318)

Net increase (decrease) in net assets resulting from operations	7,342,076	(62,926,620)

Distributions to shareholders from distributable earnings:
Class A	(10,330,585)	(19,237,292)

Class C	(947,655)	(1,825,247)

Class Y	(2,964,304)	(4,547,589)

Class R6	(35,061)	(41,586)

Total distributions from distributable earnings	(14,277,605)	(25,651,714)

Share transactions–net:
Class A	(22,398,739)	(39,113,796)

Class C	(2,073,626)	(13,658,636)

Class Y	9,019,685	21,992,444

Class R6	1,136,875	190,421

Net increase (decrease) in net assets resulting from share transactions	(14,315,805)	(30,589,567)

Net increase (decrease) in net assets	(21,251,334)	(119,167,901)

Net assets:
Beginning of period	772,801,621	891,969,522

End of period	$751,550,287	$772,801,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Pennsylvania Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$10.17	$0.20	$(0.11)	$0.09	$(0.19)	$10.07	0.86%		$538,141	0.92	%(d)	0.92	%(d)	0.82	%(d)	3.84	%(d)	6%
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04	)(e)	565,422	0.89	(e)	0.89	(e)	0.82	(e)	3.51	(e)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53	(e)	671,015	0.87	(e)	0.87	(e)	0.82	(e)	2.82	(e)	8
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48	(e)	674,756	0.92	(e)	0.92	(e)	0.84	(e)	3.27	(e)	14
Seven months ended 02/29/20	11.19	0.23	0.47	0.70	(0.21)	11.68	6.36		534,700	0.88	(d)	1.03	(d)	0.88	(d)	3.54	(d)	6
Year ended 07/31/19	10.40	0.46	0.69	1.15	(0.36)	11.19	11.32		498,743	0.91		1.19		0.91		4.30		21
Year ended 07/31/18	10.44	0.41	(0.03)	0.38	(0.42)	10.40	3.84		423,210	0.97		1.18		0.97		4.09		13
Class C
Six months ended 08/31/23	10.13	0.16	(0.09)	0.07	(0.16)	10.04	0.63		59,950	1.57	(d)	1.57	(d)	1.48	(d)	3.19	(d)	6
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72	)(e)	62,564	1.53	(e)	1.53	(e)	1.46	(e)	2.87	(e)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	(e)	84,383	1.53	(e)	1.53	(e)	1.48	(e)	2.16	(e)	8
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76	(e)	83,646	1.53	(e)	1.53	(e)	1.45	(e)	2.66	(e)	14
Seven months ended 02/29/20	11.15	0.19	0.48	0.67	(0.17)	11.65	6.07		110,395	1.54	(d)	1.69	(d)	1.54	(d)	2.88	(d)	6
Year ended 07/31/19	10.37	0.39	0.68	1.07	(0.29)	11.15	10.52		110,166	1.57		1.85		1.57		3.64		21
Year ended 07/31/18	10.42	0.34	(0.04)	0.30	(0.35)	10.37	3.07		161,664	1.62		1.83		1.62		3.43		13
Class Y
Six months ended 08/31/23	10.17	0.21	(0.10)	0.11	(0.20)	10.08	1.08		151,215	0.67	(d)	0.67	(d)	0.58	(d)	4.09	(d)	6
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)		143,677	0.65		0.65		0.57		3.75		19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87		135,503	0.63		0.63		0.58		3.06		8
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64		112,953	0.68		0.68		0.60		3.51		14
Seven months ended 02/29/20	11.19	0.25	0.48	0.73	(0.23)	11.69	6.60		84,030	0.64	(d)	0.79	(d)	0.64	(d)	3.78	(d)	6
Year ended 07/31/19	10.40	0.49	0.69	1.18	(0.39)	11.19	11.58		71,769	0.67		0.95		0.67		4.54		21
Year ended 07/31/18	10.45	0.44	(0.05)	0.39	(0.44)	10.40	3.98		49,843	0.72		0.93		0.72		4.33		13
Class R6
Six months ended 08/31/23	10.16	0.21	(0.10)	0.11	(0.20)	10.07	1.11		2,245	0.61	(d)	0.61	(d)	0.53	(d)	4.15	(d)	6
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)		1,138	0.59		0.59		0.52		3.81		19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86		1,068	0.55		0.55		0.50		3.14		8
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70		850	0.61		0.61		0.53		3.58		14
Seven months ended 02/29/20	11.18	0.25	0.48	0.73	(0.23)	11.68	6.63		732	0.62	(d)	0.77	(d)	0.62	(d)	3.83	(d)	6
Period ended 07/31/19(f)	11.05	0.10	0.10	0.20	(0.07)	11.18	1.86		10	0.62	(d)	0.90	(d)	0.62	(d)	4.59	(d)	21

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $134,448,765 in connection with the acquisition of Invesco Pennsylvania Tax Free Fund into the Fund.

(d)	Annualized.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the year ended February 28, 2023, 2022 and 2021, respectively. The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.90%, 0.89% and 0.85% for Class C for six months ended August 31, 2023, for the years ended February 28, 2023 and 2021 respectively.

(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Pennsylvania Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek tax-free income.

 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

18	Invesco Pennsylvania Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

19	Invesco Pennsylvania Municipal Fund

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

M.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

 For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.46%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

 Effective July 1, 2023, the Adviser has contractually agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

20	Invesco Pennsylvania Municipal Fund

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $13,470 in front-end sales commissions from the sale of Class A shares and $0 and $249 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$742,541,934	$4,037,919	$746,579,853

Other Investments - Assets

Investments Matured	–	5,725,894	–	5,725,894

Total Investments	$–	$748,267,828	$4,037,919	$752,305,747

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,340.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit

21	Invesco Pennsylvania Municipal Fund

and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2023, the Fund did not borrow under this agreement.

 Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $7,735,000 and 3.95%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$14,051,405	$131,065,848	$145,117,253

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $41,851,908 and $51,949,492, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 9,051,568

Aggregate unrealized (depreciation) of investments	(62,991,213)

Net unrealized appreciation (depreciation) of investments	$(53,939,645)

 Cost of investments for tax purposes is $806,245,392.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,231,550	$12,614,771	5,103,247	$53,075,063

Class C	442,370	4,511,367	820,575	8,466,741

Class Y	2,267,556	23,215,222	7,112,127	73,561,836

Class R6	110,841	1,136,092	24,607	265,261

Issued as reinvestment of dividends:
Class A	603,911	6,172,959	1,117,278	11,567,481

Class C	62,134	633,173	118,279	1,221,126

Class Y	157,553	1,611,659	250,945	2,597,672

Class R6	1,216	12,395	1,077	11,105

Automatic conversion of Class C shares to Class A shares:
Class A	304,953	3,110,934	542,070	5,641,107

Class C	(305,998)	(3,110,934)	(543,592)	(5,641,107)

22	Invesco Pennsylvania Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,333,921)	$(44,297,403)	(10,544,662)	$(109,397,447)

Class C	(401,741)	(4,107,232)	(1,711,567)	(17,705,396)

Class Y	(1,547,026)	(15,807,196)	(5,227,131)	(54,167,064)

Class R6	(1,138)	(11,612)	(8,268)	(85,945)

Net increase (decrease) in share activity	(1,407,740)	$(14,315,805)	(2,945,015)	$(30,589,567)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23	Invesco Pennsylvania Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,008.60	$4.65	$1,020.51	$4.67	0.92%
Class C	1,000.00	1,006.30	7.92	1,017.24	7.96	1.57
Class Y	1,000.00	1,010.80	3.39	1,021.77	3.40	0.67
Class R6	1,000.00	1,011.10	3.08	1,022.07	3.10	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

24	Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the

25	Invesco Pennsylvania Municipal Fund

worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

26	Invesco Pennsylvania Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROPAM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Rochester® AMT-Free New York Municipal Fund

Nasdaq:

A: OPNYX ⬛ C: ONYCX ⬛ Y: ONYYX ⬛ R6: IORNX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

23	Fund Expenses

24	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.74%
Class C Shares	1.36
Class Y Shares	1.87
Class R6 Shares	1.78
S&P Municipal Bond New York 5+ Year Investment Grade Index▼	1.40
U.S. Consumer Price Index∎	2.06

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater then five years.

 The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® AMT-Free New York Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (8/16/84)	5.69%
10 Years	3.30
5 Years	0.43
1 Year	-2.65

Class C Shares
Inception (8/29/95)	4.11%
10 Years	3.12
5 Years	0.51
1 Year	-0.08

Class Y Shares
Inception (1/31/11)	4.55%
10 Years	3.99
5 Years	1.52
1 Year	1.92

Class R6 Shares
10 Years	3.88%
5 Years	1.55
1 Year	1.87

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® AMT-Free New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® AMT-Free New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® AMT-Free New York Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.45%
New York–100.33%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,860	$2,533,909
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	205,947
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	205,692
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	570,659
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	216,911
Series 2020 B, RB	4.00%	11/01/2055	1,250	960,869
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	3,956,429
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	546,115
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	162,162
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.25%	04/01/2035	4,300	3,225,000
Series 2018, Ref. RB(a)	5.00%	10/01/2038	1,200	900,000
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	411,853
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(a)	5.00%	12/01/2049	1,360	1,053,932
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	143,217
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,509,613
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	177,145
Series 2017, Ref. RB	5.00%	08/01/2036	290	298,089
Series 2017, Ref. RB	5.00%	08/01/2047	600	603,623
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(a)	5.63%	02/01/2039	190	182,153
Series 2019, RB(a)	5.75%	02/01/2049	230	209,998
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	641,037
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,367,612
Series 2013 A-1, RB	5.75%	07/01/2033	790	686,073
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(a)	6.50%	07/01/2052	3,100	2,996,029
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,068
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,079
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,073
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,069
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,072
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,060
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,051
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,051
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,036
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,031
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,024
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,025
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,021
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,018
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,012
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,012
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,921
Series 2014, RB	5.00%	05/01/2039	100	100,494
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	11,791,489
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	103,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	$1,500	$1,339,192
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	250,382
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	169,199
Series 2017, Ref. RB	5.00%	07/01/2036	160	167,614
Series 2017, Ref. RB	5.00%	07/01/2037	235	244,984
Series 2017, Ref. RB	5.00%	07/01/2042	500	515,181
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	73,348
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,754,181
Series 2005 D, RB(b)	0.00%	06/01/2055	74,000	5,080,907
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,030,170
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(b)	0.00%	01/01/2045	18,435	4,703,405
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(a)(c)	5.50%	07/01/2044	965	841,347
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(d)	5.88%	01/01/2052	5,000	3,250,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(a)	6.80%	12/01/2044	1,640	1,647,857
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	302,351
Series 2014, RB	5.00%	07/01/2034	300	301,526
Series 2014, RB	5.00%	07/01/2039	250	250,042
Series 2014, RB	5.00%	07/01/2044	200	197,115
Series 2017, Ref. RB	5.00%	07/01/2029	100	102,741
Series 2017, Ref. RB	5.00%	07/01/2030	80	82,147
Series 2017, Ref. RB	5.00%	07/01/2031	75	76,948
Series 2017, Ref. RB	5.00%	07/01/2032	135	138,297
Series 2017, Ref. RB	5.00%	07/01/2035	135	137,232
Series 2017, Ref. RB	5.00%	07/01/2036	110	111,270
Series 2017, Ref. RB	5.00%	07/01/2038	80	80,256
Huntington Local Development Corp.; Series 2016, RB(a)	6.50%	12/01/2046	2,130	1,578,769
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,198,780
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	2,998,496
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,301,601
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,524,654
Series 2017, RB	5.00%	09/01/2042	4,000	4,162,586
Series 2018, RB	5.00%	09/01/2034	5,000	5,427,945
Series 2018, RB	5.00%	09/01/2039	1,000	1,052,208
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	2,951,190
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	1,000	1,068,937
Series 2023 E, RB	5.00%	09/01/2053	2,000	2,127,687
Metropolitan Transportation Authority;
Series 2014 B, RB	5.25%	11/15/2039	900	903,853
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,002,356
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,050,345
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,129,714
Series 2016 C-1, RB	5.25%	11/15/2056	11,760	11,858,371
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,286,690
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,755,890
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,594,810
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,454,627
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2028	350	352,200
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2029	500	503,267
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2038	150	150,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	$1,450	$1,451,966
Series 2017, RB	5.00%	12/01/2036	1,400	1,415,178
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	832,895
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,416,765
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	95	95,118
Series 2011, RB	6.00%	06/01/2034	250	250,437
Series 2014 A, RB	5.00%	06/01/2029	100	100,944
Series 2014 A, RB	5.50%	06/01/2034	180	182,405
Series 2014 A, RB	5.00%	06/01/2044	285	286,329
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	750	688,681
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,233,301
Series 2020 B, RB	5.38%	07/01/2025	180	174,805
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,001,641
Series 2016 A, RB	5.00%	11/15/2056	17,000	17,001,965
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(e)	5.00%	07/01/2049	3,930	4,081,929
Series 2019 A, GO Bonds (INS - AGM)(e)	5.00%	04/01/2043	1,490	1,577,041
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	760	730,498
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,188,145)(c)	5.00%	01/01/2058	3,133	937,272
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(c)(d)	9.00%	01/01/2041	1,540	1,463,000
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	216,502
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,677	2,643,410
Series 2006 D, RB(b)	0.00%	06/01/2060	60,000	3,284,154
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,075,003
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	357,070
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	576,023
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	458,715
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	201,205
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	225,506
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,024
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,497,881
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,517,358
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,887,061
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,231,889
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,287,661
Series 2021 F-1, GO Bonds	5.00%	03/01/2044	5,000	5,286,711
Series 2024 A, GO Bonds	5.00%	08/01/2051	2,100	2,223,473
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,520,913
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	68,831
Series 2005 E-2, RB	6.13%	11/01/2035	250	183,956
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,230	3,243,129
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,172,948
Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	800	747,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2040	$950	$939,458
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	997,493
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,572,415
Series 2021 AA-1, RB(f)	4.00%	06/15/2050	18,090	17,124,712
Series 2021 CC-1, RB(f)	4.00%	06/15/2051	11,000	10,377,689
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,424,128
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	974,207
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,555,181
Series 2018 S-1, RB	5.00%	07/15/2043	8,085	8,418,488
Series 2019 B-1, RB	4.00%	11/01/2042	10,000	9,758,441
Series 2020 C-1, RB	4.00%	05/01/2036	300	303,819
Series 2020, RB	4.00%	05/01/2044	10,000	9,661,916
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,903,078
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	973,528
Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,669,005
Series 2023 A-1, RB	5.00%	05/01/2053	5,000	5,285,910
Subseries 2014 B-1, RB	5.00%	11/01/2040	1,000	1,005,321
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,226,377
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	319,311
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	431,814
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	321,138
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,065,569
New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(a)	4.80%	12/01/2023	270	268,045
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,032,316
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,157,696
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	889,526
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	867,764
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(a)	5.35%	12/01/2035	5,985	4,566,900
Series 2015 B-1, Ref. RB(a)	6.18%	12/01/2031	1,600	1,402,915
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	982,362
Series 2012 B, RB	5.00%	07/01/2032	115	100,176
Series 2012 B, RB	4.75%	07/01/2039	300	235,767
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,562,240
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,860,796
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	101,224
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	781,084
Series 2020, RB	4.00%	07/01/2050	2,000	1,820,485
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	474,293
Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	980,120
New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(g)(h)	5.00%	07/01/2025	30	30,893
Series 2015 A, Ref. RB	5.00%	07/01/2040	370	373,567
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,916,212
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,969,712
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,295,581
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	604,202
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,716,684
Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,180,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2035	$5,000	$5,208,288
Series 2019 A, RB	5.00%	07/01/2049	5,860	6,153,041
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	971,270
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,211,492
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	653,408
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(a)	5.00%	12/01/2029	600	598,069
Series 2017, Ref. RB(a)	5.00%	12/01/2030	400	398,672
Series 2017, Ref. RB(a)	5.00%	12/01/2032	300	298,804
Series 2017, Ref. RB(a)	5.00%	12/01/2033	300	298,318
Series 2017, Ref. RB(a)	5.00%	12/01/2035	300	293,751
Series 2017, Ref. RB(a)	5.00%	12/01/2036	200	195,195
Series 2017, Ref. RB(a)	5.00%	12/01/2037	200	192,174
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2026	265	268,167
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	504,171
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	5,790	5,425,894
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	5,045	5,266,726
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	102,158
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(a)	5.50%	12/01/2047	3,030	2,049,368
Series 2017 A-2, RB(a)	5.38%	09/01/2050	4,800	3,505,844
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(a)(c)	5.38%	10/01/2042	1,425	1,059,476
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,532,498
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	147,868
Series 2023 252, RB	4.55%	10/01/2048	250	243,379
Series 2023 252, RB	4.65%	10/01/2053	225	216,177
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,850	5,656,139
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,547,404
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2047	2,650	2,511,169
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2052	5,000	4,680,351
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	203,821
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	364,314
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	411,451
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,158,021
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,172,756
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1);
Series 2022 C, RB	5.00%	03/15/2053	6,000	6,315,835
Series 2022 C, RB(f)	5.00%	03/15/2053	13,500	14,210,629
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,843,168
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,124,071
New York (State of) Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	9,030,723
Series 2017, RB	5.00%	12/15/2040	15,000	15,948,720
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,081,907
Series 2022, Ref. RB	5.00%	09/15/2052	750	809,568
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,009
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	3,240	3,251,929
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	365	365,177
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	255	259,534
Series 2001, RB	5.75%	06/01/2043	15	15,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	$835	$804,568
Series 2010 A, RB(a)	6.25%	06/01/2041	2,175	2,175,017
New York Counties Tobacco Trust V;
Series 2005 S-3, RB(b)	0.00%	06/01/2055	84,200	6,295,743
Series 2005 S4B, RB(a)(b)	0.00%	06/01/2060	155,400	6,384,920
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	8,680	8,907,991
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,030	2,054,277
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,134,828
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,028,999
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,464,885
Series 2007, RB	5.50%	10/01/2037	5,025	5,626,346
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	2,950,356
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,478,225
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	2,940,611
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,571,754
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	334,239
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2038	180	168,809
Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2049	580	496,090
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	285,032
Series 2017, Ref. RB	5.00%	05/01/2034	200	203,122
Series 2017, Ref. RB	5.00%	05/01/2037	250	253,063
Series 2017, Ref. RB	5.00%	05/01/2040	150	151,235
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,087,882
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,395,912
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,035,912
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,126,779
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	715	563,427
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	475	481,995
Series 2001, RB	5.75%	08/15/2043	3,160	3,206,607
St. Johns (County of), FL Industrial Development Authority (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	434,948
Series 2022, Ref. RB	5.25%	07/01/2040	265	286,950
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	255	220,994
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(a)	5.35%	11/01/2049	8,220	7,323,460
Series 2016 B-2, RB(a)	5.35%	11/01/2049	1,175	1,046,845
Series 2016 C-2, RB(a)	5.35%	11/01/2049	1,160	1,033,481
Series 2016 D-2, RB(a)	5.35%	11/01/2049	760	677,108
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2032	330	115,500
Series 2013 A, RB(d)	5.00%	07/01/2038	2,785	974,750
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,288,727
Series 2017 A, RB	5.00%	11/15/2038	300	312,336
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,026,460
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	925,885
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	951,542
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	607,006
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	1,978,126
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,869,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	$9,625	$10,475,042
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	883,246
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	2,200	2,278,399
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,026,049
Series 2021 A, RB	5.00%	11/15/2056	5,700	5,954,740
Series 2021 A, RB(f)	5.00%	11/15/2056	12,500	13,058,641
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,530,461
Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,737,841
Series 2023 A, RB	4.25%	05/15/2058	10,000	9,612,789
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,457,246
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,403,941
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,157,728
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,081,295
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,069,492
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,721
Series 2014 A, RB	5.00%	11/01/2044	2,247	2,092,230
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	700,229
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(a)	4.50%	07/01/2056	1,200	836,864
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(a)	5.00%	06/01/2030	500	455,720
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,002,351
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,497,404
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,050,315
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(a)	4.13%	12/01/2041	715	531,315
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	391,768
Series 2019 A, RB	5.00%	10/15/2049	640	563,722

				670,746,999

Puerto Rico–7.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,035	3,035,354
Series 2002, RB	5.63%	05/15/2043	9,700	9,748,703
Series 2005 A, RB(b)	0.00%	05/15/2050	6,300	1,142,247
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	4,055	106,444
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	623	366,632
Series 2022, RB	0.00%	03/15/2049	3,658	1,570,728
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2024	60	57,789
Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	473	288,395
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	417,414
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	423,347
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	422,504
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	419,507
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	718,950
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	303,841
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	255,283
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	333,606
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Subseries 2022, RN	0.00%	11/01/2043	2,029	1,047,329
Subseries 2022, RN	0.00%	11/01/2051	4,424	2,289,456
Subseries 2022, RN	0.00%	11/01/2051	230	221,542
Subseries 2022, RN	0.00%	11/01/2051	267	42,141
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	1,604	1,625,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2027	$1,000	$991,207
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	1,901	1,875,399
Series 2022 B, RB(b)	0.00%	07/01/2032	1,236	795,512
Series 2022 C, RB(j)	5.00%	07/01/2053	2,114	1,339,656
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	100	100,112
Series 2012, Ref. RB	5.00%	10/01/2042	150	150,293
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	474,973
Series 2018 A-1, RB	4.55%	07/01/2040	199	194,030
Series 2018 A-1, RB(b)	0.00%	07/01/2046	9,897	2,756,594
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,364,033
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	5,999,047
Series 2019 A-2, RB	4.54%	07/01/2053	71	64,258
Series 2019 A-2, RB	4.78%	07/01/2058	953	893,333
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,850,598
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	988,042
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,891,658

				47,565,476

TOTAL INVESTMENTS IN SECURITIES(k) –107.45% (Cost $765,001,442)				718,312,475

FLOATING RATE NOTE OBLIGATIONS–(7.08)%
Notes with interest and fee rates ranging from 4.61% to 4.63% at 08/31/2023 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057 (See Note 1K)(l)				(47,315,000)

BORROWINGS–(1.51)%				(10,100,000)

OTHER ASSETS LESS LIABILITIES–1.14%				7,619,387

NET ASSETS–100.00%				$668,516,862

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $49,715,346, which represented 7.44% of the Fund’s Net Assets.

(b)	Zero coupon bond issued at a discount.

(c)	Restricted security. The aggregate value of these securities at August 31, 2023 was $4,301,095, which represented less than 1% of the Fund’s Net Assets.

(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $5,803,250, which represented less than 1% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $65,509,512 are held by TOB Trusts and serve as collateral for the $47,315,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® AMT-Free New York Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	94.65%

General Obligation Bonds	5.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $765,001,442)	$718,312,475

Receivable for:
Investments sold	125,000

Fund shares sold	347,662

Interest	8,634,778

Investment for trustee deferred compensation and retirement plans	69,233

Other assets	149,197

Total assets	727,638,345

Liabilities:
Floating rate note obligations	47,315,000

Payable for:
Borrowings	10,100,000

Dividends	947,090

Fund shares reacquired	236,347

Amount due custodian	102,507

Accrued fees to affiliates	226,716

Accrued interest expense	46,404

Accrued trustees’ and officers’ fees and benefits	39,865

Accrued other operating expenses	38,321

Trustee deferred compensation and retirement plans	69,233

Total liabilities	59,121,483

Net assets applicable to shares outstanding	$668,516,862

Net assets consist of:

Shares of beneficial interest	$864,808,144

Distributable earnings (loss)	(196,291,282)

$668,516,862

Net Assets:
Class A	$566,902,766

Class C	$13,356,874

Class Y	$88,017,683

Class R6	$239,539

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	54,783,500

Class C	1,290,241

Class Y	8,494,733

Class R6	23,133

Class A:
Net asset value per share	$10.35

Maximum offering price per share (Net asset value of $10.35 ÷ 95.75%)	$10.81

Class C:
Net asset value and offering price per share	$10.35

Class Y:
Net asset value and offering price per share	$10.36

Class R6:
Net asset value and offering price per share	$10.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$16,873,027

Expenses:
Advisory fees	1,747,325

Administrative services fees	48,521

Custodian fees	4,784

Distribution fees:
Class A	687,439

Class C	73,730

Interest, facilities and maintenance fees	1,908,133

Transfer agent fees - A, C and Y	152,943

Transfer agent fees - R6	9

Trustees’ and officers’ fees and benefits	11,549

Registration and filing fees	30,849

Reports to shareholders	12,125

Professional services fees	41,649

Other	8,602

Total expenses	4,727,658

Less: Expense offset arrangement(s)	(1,962)

Net expenses	4,725,696

Net investment income	12,147,331

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(7,706,260)

Change in net unrealized appreciation of unaffiliated investment securities	7,359,523

Net realized and unrealized gain (loss)	(346,737)

Net increase in net assets resulting from operations	$11,800,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$12,147,331	$24,267,153

Net realized gain (loss)	(7,706,260)	(43,837,108)

Change in net unrealized appreciation (depreciation)	7,359,523	(51,028,501)

Net increase (decrease) in net assets resulting from operations	11,800,594	(70,598,456)

Distributions to shareholders from distributable earnings:
Class A	(11,200,809)	(20,752,114)

Class C	(226,075)	(458,904)

Class Y	(1,757,146)	(3,187,048)

Class R6	(3,895)	(331)

Total distributions from distributable earnings	(13,187,925)	(24,398,397)

Share transactions–net:
Class A	(9,031,496)	(69,508,036)

Class C	(2,160,698)	(3,865,628)

Class Y	4,192,274	(3,797,344)

Class R6	233,505	-

Net increase (decrease) in net assets resulting from share transactions	(6,766,415)	(77,171,008)

Net increase (decrease) in net assets	(8,153,746)	(172,167,861)

Net assets:
Beginning of period	676,670,608	848,838,469

End of period	$668,516,862	$676,670,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$10.37	$0.19	$(0.01)	$0.18	$(0.20)	$10.35	1.74	%(d)	$566,903	1.39	%(d)(e)	1.39	%(d)(e)	0.83	%(d)(e)	3.53	%(d)(e)	11%
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39	)(d)	577,077	1.06	(d)	1.06	(d)	0.84	(d)	3.34	(d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86	(d)	727,823	0.88	(d)	0.88	(d)	0.81	(d)	2.48	(d)	10
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81	)(d)	767,102	0.95	(d)	0.97	(d)	0.83	(d)	2.89	(d)	15
Five months ended 02/29/20	12.03	0.15	0.38	0.53	(0.15)	12.41	4.43		827,596	1.02	(e)	1.02	(e)	0.83	(e)	2.98	(e)	11
Year ended 09/30/19	11.26	0.45	0.67	1.12	(0.35)	12.03	10.11		807,767	1.17		1.17		0.85		3.86		15
Year ended 09/30/18	11.11	0.39	0.09	0.48	(0.33)	11.26	4.46		739,216	1.28		1.28		0.92		3.58		15
Class C
Six months ended 08/31/23	10.38	0.15	(0.02)	0.13	(0.16)	10.35	1.26		13,357	2.16	(e)	2.16	(e)	1.60	(d)(e)	2.76	(e)	11
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)		15,520	1.82		1.82		1.60	(d)	2.58		44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09		21,840	1.64		1.64		1.57		1.72		10
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)		26,100	1.71		1.74		1.59		2.13		15
Five months ended 02/29/20	12.04	0.11	0.38	0.49	(0.11)	12.42	4.09		50,011	1.78	(e)	1.78	(e)	1.59	(e)	2.22	(e)	11
Year ended 09/30/19	11.26	0.36	0.68	1.04	(0.26)	12.04	9.36		51,593	1.94		1.94		1.62		3.09		15
Year ended 09/30/18	11.12	0.31	0.08	0.39	(0.25)	11.26	3.57		84,896	2.05		2.05		1.69		2.81		15
Class Y
Six months ended 08/31/23	10.38	0.20	0.00	0.20	(0.22)	10.36	1.87		88,018	1.16	(e)	1.16	(e)	0.60	(d)(e)	3.76	(e)	11
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)		84,065	0.82		0.82		0.60	(d)	3.58		44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10		99,166	0.64		0.64		0.57		2.72		10
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)		86,177	0.71		0.73		0.59		3.13		15
Five months ended 02/29/20	12.05	0.16	0.38	0.54	(0.16)	12.43	4.52		83,905	0.78	(e)	0.78	(e)	0.59	(e)	3.22	(e)	11
Year ended 09/30/19	11.27	0.47	0.68	1.15	(0.37)	12.05	10.45		72,698	0.93		0.93		0.61		4.09		15
Year ended 09/30/18	11.13	0.42	0.08	0.50	(0.36)	11.27	4.61		59,045	1.05		1.05		0.69		3.82		15
Class R6
Six months ended 08/31/23	10.38	0.20	(0.01)	0.19	(0.22)	10.35	1.78		240	1.12	(e)	1.12	(e)	0.56	(d)(e)	3.80	(e)	11
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)		9	0.76		0.76		0.54	(d)	3.64		44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05		10	0.62		0.62		0.56		2.74		10
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)		10	0.62		0.72		0.49		3.22		15
Five months ended 02/29/20	12.03	0.17	0.38	0.55	(0.17)	12.41	4.56		74	0.68	(e)	0.78	(e)	0.59	(e)	3.32	(e)	11
Period ended 09/30/19(f)	11.78	0.18	0.20	0.38	(0.13)	12.03	3.25		10	0.81	(e)	0.87	(e)	0.55	(e)	4.20	(e)	15

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.24% for Class A for the six months ended August 31, 2023 and the years ended February 28, 2023, 2022 and 2021, respectively.

(e)	Annualized.

(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek tax-free income.

 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

18	Invesco Rochester® AMT-Free New York Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

19	Invesco Rochester® AMT-Free New York Municipal Fund

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

 For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.51%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

 Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may

20	Invesco Rochester® AMT-Free New York Municipal Fund

be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $6,070 in front-end sales commissions from the sale of Class A shares and $0 and $51 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,962.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

 During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $4,516,304 with an average interest rate of 5.21%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

 Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $46,647,143 and 6.77%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

21	Invesco Rochester® AMT-Free New York Municipal Fund

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$40,292,019	$114,715,099	$155,007,118

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $84,925,148 and $81,288,922, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 4,418,672

Aggregate unrealized (depreciation) of investments	(54,208,259)

Net unrealized appreciation (depreciation) of investments	$(49,789,587)

 Cost of investments for tax purposes is $768,102,062.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,410,845	$14,745,360	4,655,618	$48,234,018

Class C	35,406	374,298	201,702	2,106,982

Class Y	973,332	10,221,812	6,010,382	62,692,575

Class R6	22,225	232,884	-	-

Issued as reinvestment of dividends:
Class A	616,281	6,475,846	1,153,817	12,121,541

Class C	14,806	155,645	30,824	324,031

Class Y	81,652	858,831	162,968	1,718,946

Class R6	59	621	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	142,998	1,501,466	242,260	2,540,646

Class C	(142,925)	(1,501,466)	(242,179)	(2,540,646)

Reacquired:
Class A	(3,032,235)	(31,754,168)	(12,542,723)	(132,404,241)

Class C	(112,911)	(1,189,175)	(358,336)	(3,755,995)

Class Y	(655,738)	(6,888,369)	(6,532,031)	(68,208,865)

Net increase (decrease) in share activity	(646,205)	$(6,766,415)	(7,217,698)	$(77,171,008)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Rochester® AMT-Free New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,017.40	$7.05	$1,018.15	$7.05	1.39%
Class C	1,000.00	1,013.60	10.93	1,014.28	10.94	2.16
Class Y	1,000.00	1,018.70	5.89	1,019.30	5.89	1.16
Class R6	1,000.00	1,017.80	5.68	1,019.51	5.69	1.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

23	Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and

24	Invesco Rochester® AMT-Free New York Municipal Fund

the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund’s allocation to bonds with particular rating and duration characteristics and within certain sectors negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

 C. Advisory and Sub-Advisory Fees and Fund Expenses

The

Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by

25	Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

26	Invesco Rochester® AMT-Free New York Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Rochester® Limited Term New York Municipal Fund

Nasdaq:

A: LTNYX ∎ C: LTNCX ∎ Y: LTBYX ∎ R6: IORMX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

18	Financial Statements

21	Financial Highlights

22	Notes to Financial Statements

27	Fund Expenses

28	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.83%
Class C Shares	0.44
Class Y Shares	0.96
Class R6 Shares	0.98
S&P Municipal Bond 2-17 Years Investment Grade Index▼	0.84
S&P Municipal New York Investment Grade 4-7 Years Bond Index▼	0.85
Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

 The S&P Municipal New York Investment Grade 4-7 Years Bond Index consists of bonds issued in the State of New York with maturities between four and seven years that are rated at least BBB- by S&P Global Ratings, Baa3 by Moody’s or BBB- by Fitch Ratings.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® Limited Term New York Municipal Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (9/18/91)	3.95%
10 Years	1.80
5 Years	1.08
1 Year	-0.93
Class C Shares
Inception (5/1/97)	3.17%
10 Years	1.42
5 Years	0.86
1 Year	-0.21
Class Y Shares
Inception (3/30/11)	2.49%
10 Years	2.30
5 Years	1.87
1 Year	1.81
Class R6 Shares
10 Years	2.18%
5 Years	1.87
1 Year	1.49

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Limited Term New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® Limited Term New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would con-

sist of “Illiquid Investments” that are as- sets (an investment that cannot reason- ably be expected to be sold or disposed of in current market conditions in seven cal- endar days or less without the sale or dis- position significantly changing the market value of the investment). The Liquidity Rule and the Program also require report- ing to the Board and the SEC (on a non- public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s ad- equacy and effectiveness of implementa- tion (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Re- porting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and imple- mented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid In- vestments and therefore has not adopted an HLIM.

4	Invesco Rochester® Limited Term New York Municipal Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.98%
New York–89.34%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$792,570

Series 2018 A, RB	5.00%	12/15/2036	780	822,472

Series 2018 A, RB	5.00%	12/15/2037	820	858,237

Series 2018 A, RB	5.00%	12/15/2038	500	522,942

Series 2018 B, RB(a)	5.00%	12/15/2030	240	253,602

Series 2018 B, RB(a)	5.00%	12/15/2031	300	317,081

Series 2018 B, RB(a)	5.00%	12/15/2032	320	337,974

Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,552,353

Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,570,303

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,890	5,148,091

Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2025	1,025	967,337

Series 2021, Ref. RB	4.00%	07/01/2026	1,065	977,478

Series 2021, Ref. RB	4.00%	07/01/2027	1,105	988,228

Series 2021, Ref. RB	4.00%	07/01/2028	585	510,243

Series 2021, Ref. RB	4.00%	07/01/2036	7,295	5,147,717

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	402,490

Series 2016 A, Ref. RB	5.00%	05/01/2025	300	304,937

Series 2016 A, Ref. RB	5.00%	05/01/2026	300	308,309

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,528,475

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	666,364

Series 2018, Ref. RB	5.00%	10/01/2028	690	705,134

Series 2018, Ref. RB	5.00%	10/01/2029	730	744,644

Series 2018, Ref. RB	5.00%	10/01/2030	760	774,736

Series 2018, Ref. RB	5.00%	10/01/2031	805	819,972

Series 2018, Ref. RB	5.00%	10/01/2043	540	521,701

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	508,679

Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,017,651

Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,017,945

Series 2016, Ref. RB	5.25%	11/01/2030	650	661,664

Series 2016, Ref. RB	5.25%	11/01/2031	650	661,664

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,238,723

Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,429,188

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,707,372

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,063,487

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	152,368

Series 2018, Ref. RB	5.00%	10/01/2027	150	153,611

Series 2018, Ref. RB	5.00%	10/01/2028	165	170,127

Series 2018, Ref. RB	5.00%	10/01/2029	175	180,589

Series 2018, Ref. RB	5.00%	10/01/2030	200	205,793

Series 2018, Ref. RB	5.00%	10/01/2031	200	205,725

Series 2018, Ref. RB	5.00%	10/01/2033	100	102,686

Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	333,436

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	955	932,014

Series 2018, RB	5.00%	06/01/2033	1,190	1,214,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	$5,000	$4,569,988

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	124,870

Series 2019, RB	4.00%	07/01/2037	150	146,990

Series 2019, RB	4.00%	07/01/2038	150	143,352

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,885	1,585,379

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	473,131

Series 2017, Ref. RB	5.00%	08/01/2028	600	626,832

Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,189,212

Series 2017, Ref. RB	3.00%	08/01/2031	1,000	929,956

Series 2017, Ref. RB	5.00%	08/01/2032	635	661,687

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,110	1,064,105

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,016,417

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(c)	4.00%	06/15/2031	325	302,262

Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	518,150

Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	1,845	1,845,250

Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,176,865

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	382,660

Series 2016 A, Ref. RB	5.00%	05/01/2025	400	406,755

Series 2016 A, Ref. RB	5.00%	05/01/2026	415	426,799

Series 2016 A, Ref. RB	5.00%	05/01/2027	445	459,142

Series 2016 A, Ref. RB	5.00%	05/01/2028	465	481,142

Series 2016 A, Ref. RB	5.00%	05/01/2029	485	501,830

Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(d)	4.25%	04/03/2028	6,000	5,913,809

Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,141,387

Series 2014, RB	5.00%	07/01/2044	2,000	2,011,669

Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	343,083

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	229,259

Series 2016 B, RB	5.00%	07/01/2030	8,600	8,762,346

Series 2016 B, RB	5.00%	07/01/2035	1,185	1,201,962

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,290	1,305,333

Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	9,150,645

Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	625	638,322

Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,602,344

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2026	7,365	7,372,523

Series 2013 A, RB	5.00%	05/01/2028	500	500,492

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	19,640	19,207,423

Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	80	80,462

Series 2017, Ref. RB	5.00%	06/01/2026	175	175,954

Series 2017, Ref. RB	5.00%	06/01/2027	100	101,144

Series 2017, Ref. RB	5.00%	06/01/2028	100	101,252

Series 2017, Ref. RB	5.00%	06/01/2031	320	322,947

Series 2017, Ref. RB	5.00%	06/01/2035	255	256,098

Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	255	256,474

Series 2017, Ref. RB	5.00%	06/01/2025	270	273,536

Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	680	680,745

Series 2015 A, RB(a)	5.00%	06/01/2024	285	287,434

Series 2019, RB(a)	4.00%	06/01/2024	875	876,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	$195	$196,127

Series 2017, Ref. RB	5.00%	06/01/2025	205	207,685

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	615,507

Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,060,738

Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,145,725

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB (Acquired 06/26/2018; Cost $1,130,000)(c)(e)	4.75%	07/01/2028	1,130	1,073,954

Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,000,992

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,325	2,330,983

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,809,157

Series 2017, Ref. RB	5.00%	07/01/2029	200	205,481

Series 2017, Ref. RB	5.00%	07/01/2030	170	174,562

Series 2017, Ref. RB	5.00%	07/01/2031	150	153,895

Series 2017, Ref. RB	5.00%	07/01/2032	275	281,716

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,167,338

Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,730,262

Series 2017 A, Ref. RB	5.00%	02/15/2045	8,000	8,248,207

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	9,539,826

Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,177,686

Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,289,443

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,000	1,013,573

Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,163,108

Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	6,954,991

Series 2018, RB	5.00%	09/01/2035	11,000	11,871,493

Series 2020 A, Ref. RB	4.00%	09/01/2040	215	209,872

Series 2021 B, Ref. RB(d)	1.50%	09/01/2026	1,750	1,614,283

Metropolitan Transportation Authority;
Series 2008 B-1, Ref. RB	5.00%	11/15/2029	1,500	1,503,410

Series 2013 A, RB	5.00%	11/15/2038	13,705	13,705,045

Series 2013 A, RB	5.00%	11/15/2043	1,480	1,473,685

Series 2013 B, RB	5.00%	11/15/2033	5,055	5,056,264

Series 2013 B, RB	5.00%	11/15/2038	5,465	5,465,018

Series 2013 B, RB	5.00%	11/15/2043	4,850	4,829,307

Series 2013 C, RB	5.00%	11/15/2042	210	209,512

Series 2013 E, RB	5.00%	11/15/2038	6,250	6,249,325

Series 2013 E, RB	5.00%	11/15/2043	870	866,759

Subseries 2014 D-1, RB	5.25%	11/15/2044	5,000	5,028,963

Metropolitan Transportation Authority (Green Bonds);
Series 2012 B, RB	4.25%	11/15/2039	340	331,760

Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,009,551

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	357,184

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	584,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,586

Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,493

Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,316,825

Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,102,718

Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,363,264

Series 2017, RB	5.00%	12/01/2029	1,000	1,029,444

Series 2017, RB	5.00%	12/01/2034	1,100	1,124,679

Series 2017, RB	5.00%	12/01/2035	1,055	1,072,515

Series 2017, RB	5.00%	12/01/2036	1,125	1,137,197

Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	557,257

Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,888,629

Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,036,218

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,001,036

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,600	4,196,283

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2039	1,500	1,513,499

Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,302,210

Series 2017 B, GO Bonds	5.00%	04/01/2031	365	386,891

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,288,416

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	5,783,494

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,048,782

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	4,000	4,169,072

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,126,741

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	5,622,945

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	5,843,781

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,065,970

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,301,351

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,513,379

Series 2014, RB	5.00%	07/01/2032	660	664,831

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,240	1,077,436

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,652	1,631,735

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	2,285	1,960,671

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	330,517

Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,123,661

New York & New Jersey (States of) Port Authority;
One Hundred Eighty Four Series 2014, RB	5.00%	09/01/2039	2,500	2,520,846

One Hundred Eighty Sixth Series 2014, Ref. RB(a)	5.00%	10/15/2033	4,345	4,379,269

One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	859,997

One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,940,740

One Hundred Ninety Fifth Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,341,732

One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,435,687

One Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,084,736

One Seventy Eighth Series 2013, RB(a)	5.00%	12/01/2031	10,000	10,013,178

Series 2012, RB	5.00%	07/15/2030	1,250	1,251,562

Series 2012, RB	4.50%	07/15/2031	220	220,144

Series 2012, RB	4.50%	07/15/2036	1,500	1,500,864

Series 2012, RB	4.00%	07/15/2037	1,000	1,000,054

Series 2012, RB	4.00%	07/15/2038	200	199,880

Series 2013 178, RB(a)	5.00%	12/01/2032	10,000	10,012,699

Series 2013 178, RB(a)	5.00%	12/01/2033	1,000	1,001,222

Series 2013 178, RB(a)	5.00%	12/01/2038	4,890	4,893,280

Series 2013 179, RB	5.00%	12/01/2027	275	276,023

Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	12,598,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	$4,900	$4,938,646

Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,548,552

Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,627,188

Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,312,456

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,536,536

Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	3,750	3,730,791

Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	10,000	10,180,913

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,937

Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,008

Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,016

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,016

Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,008

Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,997,768

New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	6,655,371

Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	6,862,023

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(f)	4.04%	03/01/2024	195	196,140

Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(f)	4.05%	03/01/2025	200	200,768

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(f)	4.06%	03/01/2026	985	994,009

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(f)	4.07%	03/01/2027	1,000	1,017,159

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,408,982

New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,168,628

Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,188,027

Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,070,660

Series 2019 DD, RB	5.00%	06/15/2025	225	226,122

Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,261,545

Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,425,440

Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2037	12,245	12,404,595

New York (City of), NY Transitional Finance Authority;
Series 2014 D1, RB	5.00%	02/01/2036	10,000	10,036,231

Series 2014 D1, RB	5.00%	02/01/2038	10,000	10,034,220

Series 2014 D1, RB	5.00%	02/01/2040	18,300	18,359,678

Series 2014, RB	5.00%	02/01/2033	1,000	1,004,912

Series 2015 S, RB	5.00%	07/15/2032	10,000	10,302,502

Series 2015 S, RB	5.00%	07/15/2040	15,815	16,087,100

Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,272,844

Series 2015, RB	5.00%	02/01/2035	3,500	3,565,940

Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,179,786

Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,667,621

Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,258,405

Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,529,843

Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,269,933

Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,814,162

Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,597,171

Series 2019, RB	4.00%	11/01/2040	11,590	11,450,691

Subseries 2014 B-1, RB	5.00%	11/01/2040	10,000	10,053,215

Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,010,898

Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,755,574

Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	10,566,481

Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,851,429

Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,010,491

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,006,528

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	308,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2025	$110	$110,121

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2027	35	35,037

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2028	5	5,005

Series 2012, RB	5.00%	10/01/2026	140	140,149

Series 2012, RB	5.00%	10/01/2026	120	120,104

Series 2012, RB	5.00%	10/01/2027	65	65,056

Series 2012, RB	5.00%	10/01/2028	50	50,043

Series 2013, RB	5.75%	07/01/2043	7,055	7,061,175

Series 2014 C, RB	5.00%	03/15/2041	2,225	2,237,504

Series 2014 E, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	1,000	1,015,157

Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,120,555

Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	230	228,335

Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,349,701

Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,106,853

Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,897,755

Series 2015 B-C, RB	5.00%	03/15/2041	10,520	10,724,242

Series 2015, Ref. RB(c)	5.00%	12/01/2029	1,000	996,782

Series 2016, Ref. RB(c)	5.00%	12/01/2026	4,910	4,859,803

Series 2018 A, RB	5.00%	07/01/2040	4,250	4,476,852

Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,183,177

Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,357,052

Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,000,225

Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	4,379,832
New York (State of) Dormitory Authority (Bidding Group 1); Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,122,602

New York (State of) Dormitory Authority (Bidding Group 2);
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,490,622

Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	10,535,052

Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,258,733

New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,676,872

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	935	823,735

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	2,435	2,256,252

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,275,000)(c)(e)	4.63%	10/01/2027	1,275	1,162,525

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB	5.00%	07/01/2044	1,190	1,196,943

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,123,206

Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,427,825

New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	298,570

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	393,815

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	390,454

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,298,860

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,032,623

Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	995,656

Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	997,924

Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	998,244

Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	4,265,511

New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,038,401

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,869,828

Series 2022 A, Ref. RB	5.00%	07/01/2037	710	756,198

Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,206,464

Series 2022 A, Ref. RB	5.00%	07/01/2039	750	777,510

Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,032,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New York Orange Regional Medial Center Oblidated Group);
Series 2015, Ref. RB(c)	5.00%	12/01/2025	$1,000	$998,406

Series 2015, Ref. RB(c)	5.00%	12/01/2031	2,100	2,094,608

Series 2015, Ref. RB(c)	5.00%	12/01/2032	1,100	1,095,615

New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	270,844

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	141,825

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,798,368

Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,297,928

Series 2017, Ref. RB(c)	5.00%	12/01/2026	2,800	2,792,740

Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,297,170

Series 2017, Ref. RB(c)	5.00%	12/01/2036	1,300	1,268,767

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,000	3,748,459

Series 2019 A, RB	5.00%	07/01/2049	5,000	5,185,058

New York (State of) Dormitory Authority (Rockefeller University);
Series 2022 A, Ref. RB	5.00%	07/01/2036	1,250	1,424,284

Series 2022 A, Ref. RB	5.00%	07/01/2037	800	901,761

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,743,102

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,487,813

Series 2013 C, RB	5.00%	10/01/2026	1,665	1,666,872

Series 2013 C, RB	5.00%	10/01/2027	1,885	1,887,120

Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,193,611

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2037	4,245	4,315,610

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2024	100	100,580

Series 2021, RB	5.00%	07/01/2025	90	91,101

Series 2021, RB	5.00%	07/01/2026	100	102,298

Series 2021, RB	5.00%	07/01/2027	120	123,942

Series 2021, RB	5.00%	07/01/2028	75	78,178

Series 2021, RB	5.00%	07/01/2029	100	104,960

Series 2021, RB	5.00%	07/01/2030	75	79,158

Series 2021, RB	4.00%	07/01/2035	200	191,745

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,261,211

Series 2018 A, RB	5.00%	07/01/2038	1,850	1,943,966

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,399,101

Series 2022, Ref. RB	5.00%	07/01/2036	735	758,502

New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	7,942,142

New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	980	980,161

Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,351,804

New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	125	125,096

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,065	1,066,296

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(d)	0.65%	11/01/2025	4,000	3,683,492

New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(g)	5.10%	11/15/2023	145	147,045

New York (State of) Mortgage Agency (Social Bonds); Series 2023 253, RB(a)	4.70%	10/01/2038	1,250	1,220,624

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	4,833,464

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2041	5,750	5,766,268

Series 2016 A, RB	5.00%	01/01/2041	5,455	5,575,712

Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,269,474

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2040	12,690	12,441,625

Series 2022, RB(h)(i)	4.00%	03/15/2043	24,500	23,649,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2026	$2,500	$2,509,527

Series 2013 TE, RB	5.00%	12/15/2029	1,500	1,505,465

Series 2013 TE, RB	5.00%	12/15/2031	10,000	10,035,317

Series 2015, Ref. RB	5.00%	12/15/2032	15,000	15,578,955

Series 2015, Ref. RB	5.00%	12/15/2036	5,230	5,398,129

Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,299,344

Series 2017, RB	5.00%	12/15/2040	13,260	14,098,668

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	734,808

Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,696,694

New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,064

Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,386,657

Series 2014 E, RB	3.40%	11/01/2029	685	673,365

New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	890	893,611

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 F-2A, RB(d)	3.40%	12/22/2026	7,500	7,318,243

New York City Housing Development Corp. (Sustainable Neighborhood Bonds); Series 2017 E, RB	3.05%	11/01/2032	2,000	1,866,961

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,223,633

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	825	825,399

Series 2000 A, RB	6.63%	06/01/2042	3,290	3,290,955

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	10	10,178

Series 2001, RB	5.75%	06/01/2043	130	132,317

New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	895	885,446

Series 2010 A, RB(c)	6.25%	06/01/2041	8,505	8,505,065

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	305	313,011

Series 2016 A, Ref. RB	6.75%	06/01/2035	6,155	6,209,572

Series 2016 A, Ref. RB	6.45%	06/01/2040	830	843,705

Series 2016 A, Ref. RB	6.00%	06/01/2043	7,335	7,422,721

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,145,067

New York Liberty Development Corp.; Series 2021-1, Ref. RB	4.00%	02/15/2043	5,000	4,789,750

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,134,015

New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,093

Series 2012 B, RB	5.00%	08/15/2024	1,330	1,331,677

Series 2014, RB	5.00%	11/15/2031	5,000	5,050,092

New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	3,947,977

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,016

Series 2017 E, RB	5.00%	06/15/2042	12,375	12,967,844

Series 2018 B, RB	5.00%	06/15/2038	2,755	2,945,855

New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2028	250	250,389

Series 2013 A-1, RB	5.00%	03/15/2030	250	250,260

Series 2013 C, RB	5.00%	03/15/2032	2,350	2,353,630

Series 2014 A, Ref. RB	5.00%	03/15/2044	1,430	1,438,483

Series 2020 A, RB	4.00%	03/15/2040	1,695	1,675,439

Series 2020 C, Ref. RB	4.00%	03/15/2037	8,500	8,583,586

New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2044	5,000	4,806,198

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	12,745	12,773,149

Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,523,664

Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,470	2,358,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	$4,250	$4,268,548

Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,465,505

Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,163,043

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,005,773

Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,880,287

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	950,869

Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	934,618

Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	942,589

Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,193,130

Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,068,625

Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,051,567

Series 2022, RB(a)	5.00%	12/01/2039	10,000	10,320,440

Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,025	2,030,959

Niagara Falls (City of), NY;

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	781,686

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	884,574

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,002,852

Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,302,356

Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	734,318

Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	759,920

Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,041,537

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,035	1,996,293

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,002,196

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	989,290

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,218,139

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	951,132

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2024	170	170,346

Series 2019, Ref. RB	5.00%	07/01/2025	355	356,193

Series 2019, Ref. RB	5.00%	07/01/2026	755	770,133

Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	822,915

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	289,867

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	368,989

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	479,401

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	500,456

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	527,466

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	464,521

Series 2017, Ref. RB	5.00%	05/01/2028	600	619,362

Series 2017, Ref. RB	5.00%	05/01/2029	450	464,212

Series 2017, Ref. RB	5.00%	05/01/2030	835	859,941

Series 2017, Ref. RB	5.00%	05/01/2032	600	612,406

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	136,846

Series 2021, RB	4.00%	07/01/2041	220	194,039

Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,750

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	699,175

Series 2015 A, Ref. RB	5.00%	10/01/2024	660	649,672

Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	609,056

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	294,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(g)	5.38%	12/01/2025	$655	$655,667

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	727,298

Series 2021 A, RB(a)	5.00%	12/15/2030	585	635,301

Series 2021 A, RB(a)	5.00%	12/15/2031	235	257,863

Series 2021 A, RB(a)	5.00%	12/15/2032	750	815,379

Series 2021 A, RB(a)	5.00%	12/15/2033	750	821,642

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	25	25,368

Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	197,267

Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,034,563

Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	350,398

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	365,382

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	518,746

Series 2017, Ref. RB	5.00%	09/01/2031	690	715,159

Series 2021, Ref. RB	5.00%	09/01/2029	165	173,413

Series 2021, Ref. RB	5.00%	09/01/2030	175	184,944

Series 2021, Ref. RB	5.00%	09/01/2031	90	95,644

Series 2021, Ref. RB	5.00%	09/01/2031	225	239,109

Series 2021, Ref. RB	5.00%	09/01/2032	190	201,260

Series 2021, Ref. RB	5.00%	09/01/2033	200	211,475

Series 2021, Ref. RB	5.00%	09/01/2034	460	485,286

Series 2021, Ref. RB	5.00%	09/01/2034	200	210,994

Series 2021, Ref. RB	5.00%	09/01/2035	225	234,995

Series 2021, Ref. RB	5.00%	09/01/2036	200	206,937

Series 2021, Ref. RB	5.00%	09/01/2036	225	232,804

Series 2021, Ref. RB	5.00%	09/01/2037	250	256,338

Series 2021, Ref. RB	5.00%	09/01/2038	200	204,023

Series 2021, Ref. RB	5.00%	09/01/2039	275	279,342

Series 2021, Ref. RB	5.00%	09/01/2039	200	203,158

Series 2021, Ref. RB	5.00%	09/01/2040	150	151,796

Series 2021, Ref. RB	5.00%	09/01/2041	50	50,431

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	8,870	8,878,875

Series 2016 A, Ref. RB	5.00%	07/01/2028	300	312,416

Series 2016 A, Ref. RB	5.00%	07/01/2030	785	816,903

Series 2016 A, Ref. RB	5.00%	07/01/2031	450	467,947

Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,615

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	250	225,183

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	12,075	11,362,463

Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,735	1,632,619

Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,690	1,590,274

Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,110	1,044,500

Triborough Bridge & Tunnel Authority;
Series 2013 B, Ref. RB(d)(j)	5.00%	11/15/2023	670	671,930

Series 2013 B, Ref. RB(d)(j)	5.00%	11/15/2023	3,000	3,008,641

Series 2014 A, RB	5.00%	11/15/2039	20,135	20,280,101

Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,113,995

Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,632,219

Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	4,895,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2014 A, RB	5.00%	11/15/2044	$10,000	$10,040,675

Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,300,711

Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,487,659
Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,480,523

Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,586,055

Series 2022 A, Ref. RB	5.00%	05/15/2043	1,500	1,609,680

Series 2022 A, Ref. RB	5.00%	05/15/2044	3,000	3,208,576

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,174,659

Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,280,768

Series 2020, Ref. RB	5.00%	09/01/2039	7,500	7,791,001

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,917,648

Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,196,856

Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,189,142

Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,182,288

Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,171,320

Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,532,984

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	330,343

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	940	868,990

White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	15	15,164

Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	625	625,203

Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	188,063

				1,447,365,250

Puerto Rico–9.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	37,530	37,534,383

Series 2002, RB	5.63%	05/15/2043	800	804,017

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	0.00%	08/01/2028	105,030	2,757,037

PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	109	48,094

PRHTA Custodial Trust; Series 2022, RB(k)	5.25%	12/06/2049	39	12,742

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	5,104	4,918,415

Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	9,941	6,057,378

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	19,085	19,447,775

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,648,449

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	840,372

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	771	834,410

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,426,632

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	604,348

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	507,764

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	663,551

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4

Subseries 2022, RN	0.00%	11/01/2043	4,286	2,212,456

Subseries 2022, RN	0.00%	11/01/2051	546	227,402

Subseries 2022, RN	0.00%	11/01/2051	15,918	8,237,306

Subseries 2022, RN	0.00%	11/01/2051	6,882	1,083,918

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	5,000	5,035,123

Series 2021 B, RB(c)	5.00%	07/01/2024	6,250	6,277,745

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024	500	500,068

Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	280,042

Series 2008 WW, RB(k)	5.25%	07/01/2025	5,000	1,375,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	$2,505	$2,470,470

Series 2022 B, RB(l)	0.00%	07/01/2032	1,628	1,047,931

Series 2022 C, RB(m)	5.00%	07/01/2053	2,785	1,764,735

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 02/07/2002-06/07/2011; Cost $18,370,000)(a)(e)(k)	6.63%	06/01/2026	18,370	12,859,000

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	340	342,024

Series 2005 A, RB	5.25%	08/01/2024	10,000	10,000,402

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	96	92,902

Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	5,075,998

Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	7,148,564

Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	430,354

Series 2018 A-1, RB	4.50%	07/01/2034	487	486,972

Series 2018 A-1, RB	4.55%	07/01/2040	246	239,856

Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	279

Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	207

Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,695,901

Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,012,621

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,377,812

Series 2019 A-2, RB	4.54%	07/01/2053	75	67,879

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	941,140

Series 2019 A-2B, RB	4.55%	07/01/2040	672	655,217

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	289,166

				154,333,861

Virgin Islands–0.73%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,518,982

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	3,380	3,413,030

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	858,353

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,797,166

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,732,150

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,504

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	282,840

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,271

				11,778,296

Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(c)	5.00%	06/01/2030	3,990	3,605,151

Guam–0.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,667,259

TOTAL INVESTMENTS IN SECURITIES(n) –99.98% (Cost $1,675,823,030)				1,619,749,817

FLOATING RATE NOTE OBLIGATIONS–(1.13)%
Note with an interest and fee rate of 3.96% at 08/31/2023 and a contractual maturity of collateral of 03/15/2043 (See Note 1J)(o)				(18,375,000)

OTHER ASSETS LESS LIABILITIES–1.15%				18,645,290

NET ASSETS–100.00%				$1,620,020,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CPI	- Consumer Price Index
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $89,752,470, which represented 5.54% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Restricted security. The aggregate value of these securities at August 31, 2023 was $15,095,479, which represented less than 1% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $14,294,836, which represented less than 1% of the Fund’s Net Assets.

(l)	Zero coupon bond issued at a discount.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.93%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $23,649,105 are held by TOB Trusts and serve as collateral for the $18,375,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	93.15%

General Obligation Bonds	6.62

Pre-Refunded Bonds	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,675,823,030)	$1,619,749,817

Cash	17,081,318

Receivable for:
Investments sold	370,000

Fund shares sold	173,688

Interest	20,291,028

Investments matured, at value (Cost $8,110,025)	2,209,056

Investment for trustee deferred compensation and retirement plans	232,030

Other assets	234,946

Total assets	1,660,341,883

Liabilities:
Floating rate note obligations	18,375,000

Payable for:
Investments purchased	16,365,052

Dividends	1,551,494

Fund shares reacquired	3,007,514

Accrued fees to affiliates	578,740

Accrued interest expense	57,243

Accrued trustees’ and officers’ fees and benefits	1,832

Accrued other operating expenses	30,819

Trustee deferred compensation and retirement plans	354,082

Total liabilities	40,321,776

Net assets applicable to shares outstanding	$1,620,020,107

Net assets consist of:
Shares of beneficial interest	$2,248,513,037

Distributable earnings (loss)	(628,492,930)

$1,620,020,107

Net Assets:
Class A	$1,219,686,939

Class C	$63,833,147

Class Y	$335,610,121

Class R6	$889,900

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	442,051,514

Class C	23,279,221

Class Y	121,643,733

Class R6	322,206

Class A:
Net asset value per share	$2.76

Maximum offering price per share
(Net asset value of $2.76 ÷ 97.50%)	$2.83

Class C:
Net asset value and offering price per share	$2.74

Class Y:
Net asset value and offering price per share	$2.76

Class R6:
Net asset value and offering price per share	$2.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$31,603,810

Expenses:
Advisory fees	3,330,870

Administrative services fees	118,792

Custodian fees	6,079

Distribution fees:
Class A	1,571,863

Class C	342,146

Interest, facilities and maintenance fees	1,437,655

Transfer agent fees – A, C and Y	508,865

Transfer agent fees – R6	66

Trustees’ and officers’ fees and benefits	16,719

Registration and filing fees	35,251

Reports to shareholders	26,847

Professional services fees	276,752

Other	16,081

Total expenses	7,687,986

Less: Expense offset arrangement(s)	(3,355)

Net expenses	7,684,631

Net investment income	23,919,179

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(7,100,534)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(1,051,315)

Net realized and unrealized gain (loss)	(8,151,849)

Net increase in net assets resulting from operations	$15,767,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31,	February 28,
	2023	2023

Operations:
Net investment income	$23,919,179	$47,218,432

Net realized gain (loss)	(7,100,534)	(168,777,443)

Change in net unrealized appreciation (depreciation)	(1,051,315)	36,019,745

Net increase (decrease) in net assets resulting from operations	15,767,330	(85,539,266)

Distributions to shareholders from distributable earnings:
Class A	(19,549,667)	(36,332,499)

Class C	(794,663)	(1,522,492)

Class Y	(5,697,043)	(9,787,143)

Class R6	(15,078)	(17,354)

Total distributions from distributable earnings	(26,056,451)	(47,659,488)

Share transactions-net:
Class A	(59,744,738)	(101,237,697)

Class C	(6,508,900)	(13,379,069)

Class Y	4,803,379	17,988,477

Class R6	151,695	413,370

Net increase (decrease) in net assets resulting from share transactions	(61,298,564)	(96,214,919)

Net increase (decrease) in net assets	(71,587,685)	(229,413,673)

Net assets:
Beginning of period	1,691,607,792	1,921,021,465

End of period	$1,620,020,107	$1,691,607,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$2.78	$0.04	$(0.02)	$0.02	$(0.04)	$2.76	0.83%	$1,219,687	0.94	%(d)	0.94	%(d)	0.77	%(d)	2.82	%(d)	13%
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91		0.91		0.75		2.65		60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78		0.78		0.74		2.01		12
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29 (e)	1,411,111	0.87	(e)	0.87	(e)	0.76	(e)	2.75	(e)	17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.45	1,370,661	0.76	(d)	0.90	(d)	0.76	(d)	2.67	(d)	1
Year ended 12/31/19	2.95	0.09	0.12	0.21	(0.10)	3.06	7.27	1,338,074	0.75		0.90		0.75		2.91		11
Year ended 12/31/18	2.76	0.08	0.20	0.28	(0.09)	2.95	10.38	1,168,856	0.85		1.03		0.85		2.77		36
Class C
Six months ended 08/31/23	2.76	0.03	(0.02)	0.01	(0.03)	2.74	0.44	63,833	1.69	(d)	1.69	(d)	1.52	(d)	2.07	(d)	13
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66		1.66		1.50		1.90		60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53		1.53		1.49		1.26		12
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63		1.63		1.52		1.99		17
Two months ended 02/29/20	3.04	0.01	0.06	0.07	(0.01)	3.10	2.34	195,347	1.51	(d)	1.65	(d)	1.51	(d)	1.92	(d)	1
Year ended 12/31/19	2.93	0.06	0.13	0.19	(0.08)	3.04	6.51	197,113	1.51		1.66		1.51		2.15		11
Year ended 12/31/18	2.74	0.06	0.20	0.26	(0.07)	2.93	9.63	377,338	1.61		1.79		1.61		2.02		36
Class Y
Six months ended 08/31/23	2.78	0.04	(0.01)	0.03	(0.05)	2.76	0.96	335,610	0.69	(d)	0.69	(d)	0.52	(d)	3.07	(d)	13
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66		0.66		0.50		2.90		60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53		0.53		0.49		2.26		12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63		0.63		0.52		2.99		17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.49	235,989	0.51	(d)	0.65	(d)	0.51	(d)	2.92	(d)	1
Year ended 12/31/19	2.95	0.10	0.12	0.22	(0.11)	3.06	7.53	224,615	0.51		0.66		0.51		3.15		11
Year ended 12/31/18	2.76	0.09	0.20	0.29	(0.10)	2.95	10.65	170,457	0.60		0.78		0.60		3.02		36
Class R6
Six months ended 08/31/23	2.78	0.04	(0.01)	0.03	(0.05)	2.76	0.98	890	0.64	(d)	0.64	(d)	0.47	(d)	3.12	(d)	13
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60		0.60		0.44		2.96		60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50		0.50		0.46		2.29		12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57		0.57		0.46		3.05		17
Two months ended 02/29/20	3.06	0.02	0.06	0.08	(0.02)	3.12	2.50	128	0.48	(d)	0.62	(d)	0.48	(d)	2.95	(d)	1
Period ended 12/31/19(f)	3.05	0.06	0.02	0.08	(0.07)	3.06	2.79	125	0.47	(d)	0.62	(d)	0.47	(d)	3.20	(d)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

22	Invesco Rochester® Limited Term New York Municipal Fund

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

23	Invesco Rochester® Limited Term New York Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 100 million	0.500%

Next $150 million	0.450%

Next $1.75 billion	0.400%

Next $3 billion	0.390%

Next $5 billion	0.380%

Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

24	Invesco Rochester® Limited Term New York Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $5,457 in front-end sales commissions from the sale of Class A shares and $59,619 and $2,658 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,619,749,817	$–	$1,619,749,817

Other Investments - Assets

Investments Matured	–	2,209,056	–	2,209,056

Total Investments	$–	$1,621,958,873	$–	$1,621,958,873

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,355.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $24,401,087 with an average interest rate of 5.20%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such

25	Invesco Rochester® Limited Term New York Municipal Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $18,375,000 and 3.72%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$50,682,187	$533,906,397	$584,588,584

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $213,292,153 and $313,259,592, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,447,617

Aggregate unrealized (depreciation) of investments	(66,734,598)

Net unrealized appreciation (depreciation) of investments	$(61,286,981)

Cost of investments for tax purposes is $1,683,245,854.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	13,983,927	$39,039,505	56,380,149	$158,078,706

Class C	1,192,695	3,311,306	6,520,367	18,169,984

Class Y	17,718,858	49,441,274	76,054,917	213,499,943

Class R6	58,695	163,858	145,158	404,394

Issued as reinvestment of dividends:
Class A	4,424,378	12,337,347	8,345,011	23,356,482

Class C	201,866	559,566	382,040	1,062,265

Class Y	1,338,807	3,733,047	2,233,726	6,246,977

Class R6	2,611	7,288	3,212	8,976

Automatic conversion of Class C shares to Class A shares:
Class A	1,294,263	3,618,222	3,621,945	10,121,334

Class C	(1,302,493)	(3,618,222)	(3,645,979)	(10,121,334)

Reacquired:
Class A	(41,097,576)	(114,739,812)	(104,496,403)	(292,794,219)

Class C	(2,436,282)	(6,761,550)	(8,075,841)	(22,489,984)

Class Y	(17,328,485)	(48,370,942)	(72,000,035)	(201,758,443)

Class R6	(6,873)	(19,451)	-	-

Net increase (decrease) in share activity	(21,955,609)	$(61,298,564)	(34,531,733)	$(96,214,919)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26	Invesco Rochester® Limited Term New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,008.30	$4.75	$1,020.41	$4.77	0.94%
Class C	1,000.00	1,004.40	8.51	1,016.64	8.57	1.69
Class Y	1,000.00	1,009.60	3.49	1,021.67	3.51	0.69
Class R6	1,000.00	1,009.80	3.23	1,021.92	3.25	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

27	Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal New York Investment Grade 4-7 Years Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the

28	Invesco Rochester® Limited Term New York Municipal Fund

worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

29	Invesco Rochester® Limited Term New York Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Rochester® Municipal Opportunities Fund

Nasdaq:

A: ORNAX ∎ C: ORNCX ∎ Y: ORNYX ∎ R5: IORHX ∎ R6: IORYX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

43	Financial Statements

47	Financial Highlights

48	Notes to Financial Statements

54	Fund Expenses

55	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.47%
Class C Shares	1.29
Class Y Shares	1.75
Class R5 Shares	1.74
Class R6 Shares	1.62
S&P Municipal Bond High Yield Index▼	2.70
Custom Invesco Rochester Municipal Opportunities Index∎	2.38
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

 The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index consists of bonds in the S&P Municipal Bond Index that are rated investment-grade by Standard & Poor’s, Moody’s and/or Fitch.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® Municipal Opportunities Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges
Class A Shares
Inception (10/1/93)	4.26%
10 Years	5.30
5 Years	1.49
1 Year	-3.41

Class C Shares
Inception (8/29/95)	4.24%
10 Years	5.17
5 Years	1.75
1 Year	-0.59

Class Y Shares
Inception (11/29/10)	5.94%
10 Years	6.00
5 Years	2.66
1 Year	1.30

Class R5 Shares
10 Years	5.91%
5 Years	2.68
1 Year	1.30

Class R6 Shares
10 Years	5.89%
5 Years	2.64
1 Year	1.21

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester High Yield Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® High Yield Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Municipal Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® Municipal Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;

∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® Municipal Opportunities Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.70%(a)
Alabama–4.93%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$6,538,524
Series 2018 A, RB	5.00%	07/01/2048	28,620	28,948,045
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,445,067
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,231,318
Series 2018 D, RB	5.00%	05/01/2048	12,870	13,104,454
Birmingham (City of), AL; Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	1,799,461
Energy Southeast, A Cooperative District; Series 2023 A-1, RB(b)	5.50%	01/01/2031	75,000	79,196,678
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,560,419
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	16,000	16,154,080
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(d)(e)	6.75%	10/01/2046	20,045	20,969,211
Series 2013 C, Revenue Wts. (INS - AGM)(d)(e)	6.90%	10/01/2050	17,500	18,305,439
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	26,285,880
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	33,109,225
Series 2013 F, Revenue Wts.(d)	7.50%	10/01/2039	21,895	22,924,847
Series 2013 F, Revenue Wts.(d)	7.75%	10/01/2046	30,000	31,409,421
Series 2013 F, Revenue Wts.(d)	7.90%	10/01/2050	49,050	51,352,976
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	476,454
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,207,546
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(f)	4.00%	11/01/2045	2,570	2,206,351
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(c)(f)	6.00%	05/01/2040	6,000	4,500,000
Series 2020 B, RB(f)	8.00%	05/01/2029	1,567	1,174,829
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	4,275	4,076,349
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	45,365	41,213,241
				412,189,815

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(g)	5.88%	12/01/2027	1,650	4,290
Series 2007 C, RB(g)	6.00%	12/01/2036	500	1,300
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	201,935
				207,525

Arizona–2.42%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2039	13,550	13,587,359
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	6,985	6,369,734
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(f)	5.50%	07/01/2038	1,165	1,174,385
Series 2018 B, RB(f)	5.63%	07/01/2048	2,250	2,233,436
Series 2018 B, RB(f)	5.75%	07/01/2053	3,500	3,494,714
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(f)	5.13%	08/01/2038	2,515	2,354,139
Series 2018 A, RB(f)	5.25%	08/01/2048	3,945	3,495,156
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(f)	5.50%	07/01/2037	580	558,228
Series 2017, Ref. RB(f)	5.75%	07/01/2047	680	636,493
Series 2017, Ref. RB(f)	5.88%	07/01/2052	645	606,263
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(f)	5.00%	07/01/2054	3,000	2,591,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(f)	5.25%	12/15/2038	$1,415	$1,401,692
Series 2018 A, RB(f)	5.50%	12/15/2048	2,260	2,187,890
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(e)	5.00%	06/01/2049	2,250	2,320,816
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	390,683
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(h)	6.38%	01/01/2028	550	507,148
East San Luis (City of), AZ Community Facilities District (Assessment Area Two); Series 2009, Ref. RB(g)(h)	8.50%	01/01/2028	140	1
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,495,313
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	491,657
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,112,263
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(f)	6.00%	01/01/2048	11,475	8,072,185
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	220	225,565
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	405	407,914
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(f)	6.00%	07/01/2043	1,885	1,867,544
Series 2023, RB(f)	6.25%	07/01/2053	1,900	1,879,472
Series 2023, RB(f)	6.38%	07/01/2058	2,000	1,977,694
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	46	46,011
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	832,017
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	42	42,010
Series 2006, RB	5.30%	07/01/2030	382	381,975
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	180	169,730
Series 2006, GO Bonds	5.35%	07/15/2031	350	278,576
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,485	1,383,248
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(f)	5.50%	07/01/2046	4,135	4,155,001
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,325,000)(c)(i)	5.88%	11/01/2037	2,485	2,204,189
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,003,754
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(f)	9.50%	04/01/2052	7,900	6,977,248
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	1,185	1,207,791
Phoenix Civic Improvement Corp.; Series 2018, RB(c)	5.00%	07/01/2048	10,000	10,187,989
Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(f)	5.00%	07/01/2056	2,260	1,889,564
Series 2022, RB(f)	6.88%	11/15/2052	7,500	7,506,545
Series 2022, RB(f)	7.00%	11/15/2057	3,975	3,977,094
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(f)	5.63%	06/15/2045	2,250	2,212,355
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,375	2,301,888
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(b)(j)	5.00%	06/15/2025	1,550	1,606,308
Series 2017 C, RB(b)(j)	5.00%	06/15/2025	2,830	2,932,808
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	2,400	2,131,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(f)	6.50%	11/01/2047	$5,530	$4,888,595
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(f)	6.00%	12/01/2036	3,315	3,331,060
Series 2016, Ref. RB(f)	6.00%	12/01/2046	6,310	6,139,855
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(f)	6.00%	07/01/2035	1,025	1,031,208
Series 2015, RB(f)	6.13%	07/01/2045	3,310	3,299,781
Series 2019, RB	5.13%	07/01/2039	650	597,335
Series 2019, RB	5.25%	07/01/2049	810	709,582
Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(c)(f)	5.50%	10/01/2033	20,560	19,360,521
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(c)(d)	5.50%	10/01/2033	5,853	5,511,534
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(c)	6.25%	06/01/2026	275	273,137
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(f)	5.60%	07/01/2031	170	153,456
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(f)	5.50%	06/15/2047	11,245	10,797,632
Series 2023, RB(f)	5.75%	06/15/2053	5,000	4,894,862
Series 2023, RB(f)	5.75%	06/15/2058	15,000	14,453,364
Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	864	677,718
Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(f)	6.50%	08/01/2048	3,640	3,692,978
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(f)	6.00%	10/01/2037	1,010	709,423
Series 2017 A, RB(f)	6.13%	10/01/2047	2,300	1,425,750
Series 2017 A, RB(f)	6.13%	10/01/2052	2,360	1,418,370
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(b)(f)(j)	6.00%	10/16/2023	1,800	1,805,197
Series 2013 B, GO Bonds(b)(f)(j)	5.70%	10/16/2023	675	676,738
Series 2013 B, GO Bonds(b)(f)(j)	6.00%	10/16/2023	610	611,761
				202,326,786

Arkansas–0.09%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	4,455	4,455,000
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(f)	7.25%	12/01/2052	3,600	3,399,233
				7,854,233

California–11.50%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	135	135,215
California (State of);
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,388,349
Series 2022, GO Bonds(k)	5.00%	04/01/2047	27,035	29,373,976
Series 2022, GO Bonds	4.00%	04/01/2049	13,000	12,882,837
Series 2022, Ref. GO Bonds	4.00%	09/01/2042	11,080	11,088,329
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(l)	0.00%	06/01/2050	520,920	101,807,928
Series 2006 B, RB(l)	0.00%	06/01/2050	107,400	17,874,421
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	620	629,130
Series 2002, RB	6.00%	06/01/2042	19,120	19,401,861
Series 2006 C, RB(l)	0.00%	06/01/2055	212,950	19,121,441
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,133
Series 2006 A, RB(l)	0.00%	06/01/2046	127,310	29,736,484
Series 2006 B, RB(l)	0.00%	06/01/2046	33,920	7,663,742
Series 2006 C, RB(l)	0.00%	06/01/2055	215,100	21,895,051
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,565	3,565,371
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	570	556,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(k)	5.00%	05/15/2052	$31,530	$32,887,360
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2047	13,845	13,676,616
Series 2018 B, RB(c)	5.00%	06/01/2048	2,575	2,531,790
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(c)(f)(g)(i)	8.00%	12/01/2027	3,000	180,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(c)(f)(g)(i)	7.50%	07/01/2032	6,075	303,750
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(c)(f)(g)(i)	8.00%	07/01/2039	14,995	749,750
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(c)(f)(g)(i)	7.50%	07/01/2032	2,650	344,500
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(f)	10.00%	05/15/2028	3,000	2,956,481
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(f)	6.50%	07/01/2050	4,130	4,144,710
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(f)	5.25%	07/01/2051	5,945	5,742,219
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.00%	05/01/2027	300	296,046
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.75%	05/01/2037	900	897,395
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(f)	5.88%	05/01/2047	1,230	1,188,006
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(f)	5.13%	06/01/2047	595	552,191
Series 2017 A, RB(f)	5.25%	06/01/2052	665	617,571
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.25%	07/01/2052	1,450	1,350,322
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,035	7,065,577
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,615	3,671,135
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,222,277
Series 2002, RB	6.00%	05/01/2043	100	101,556
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,095,566
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(l)	0.00%	08/01/2042	7,780	3,237,796
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(e)	4.00%	09/01/2058	5,000	4,686,605
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	910	912,051
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(c)	5.00%	05/15/2043	4,000	4,125,466
Long Beach Unified School District (Election of 2016); Series 2023 C, GO Bonds	4.00%	08/01/2050	7,500	7,188,817
Los Angeles (City of), CA Department of Airports;
Series 2021 A, Ref. RB(c)	5.00%	05/15/2051	8,150	8,371,726
Series 2021 D, Ref. RB(c)	4.00%	05/15/2051	25,375	22,909,283
Series 2022 A, RB(c)	4.00%	05/15/2049	18,575	16,912,575
Series 2022 H, RB(c)	5.25%	05/15/2047	8,000	8,430,864
Series 2022 H, RB(c)	5.00%	05/15/2052	4,490	4,615,000
Series 2022, RB(c)(k)	5.00%	05/15/2047	25,205	25,570,324
Series 2022, RB(c)(k)	5.00%	05/15/2048	30,000	30,699,066
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	5.00%	05/15/2052	4,485	4,609,861
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(c)	5.00%	05/15/2035	1,000	1,049,594
Series 2018 A, RB(c)	5.00%	05/15/2036	1,385	1,445,057
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2051	18,145	18,942,801
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,500	4,344,784
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,472
Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,066,164
Series 2021, RB	4.00%	09/01/2051	3,270	2,667,561
Regents of the University of California Medical Center;
Series 2022 P, RB	5.00%	05/15/2047	15,000	16,049,160
Series 2022 P, RB(k)(m)	5.00%	05/15/2047	40,000	42,797,760
Series 2022 P, RB	4.00%	05/15/2053	9,500	9,152,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(c)	9.25%	08/01/2024	$1,615	$1,622,647
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,351,099
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2040	8,750	8,229,713
Series 2021 B, RB (INS - AGM)(c)(e)	4.00%	07/01/2051	16,750	14,998,034
Series 2021 B, RB(c)	5.00%	07/01/2051	30,915	31,503,019
Series 2021 B, RB(c)	4.00%	07/01/2056	14,145	12,220,199
Series 2021 B, RB(c)	5.00%	07/01/2056	10,000	10,141,256
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	4.00%	05/01/2052	5,750	5,072,095
Series 2014 A, RB(c)	5.00%	05/01/2044	14,100	14,102,415
Series 2016, RB(c)	5.00%	05/01/2046	20,630	20,754,442
Series 2019 A, RB(c)	5.00%	05/01/2049	4,700	4,800,195
Series 2019 E, RB(c)	4.00%	05/01/2050	15,155	13,633,161
Series 2019 E, RB(c)	5.00%	05/01/2050	58,000	59,193,617
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	60,785	29,450,545
Series 2007 A, RB(l)	0.00%	06/01/2047	58,990	14,298,509
Series 2007 B, RB(l)	0.00%	06/01/2047	13,505	3,235,968
Series 2007 C, RB(l)	0.00%	06/01/2056	61,600	5,617,932
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(e)(l)	0.00%	08/01/2037	6,245	3,511,131
Series 2011 D, GO Bonds (INS - AGM)(e)(l)	0.00%	08/01/2038	12,115	6,450,684
Series 2011 D, GO Bonds (INS - AGM)(e)(l)	0.00%	08/01/2041	14,735	6,563,635
Series 2011 D, GO Bonds (INS - AGM)(e)(l)	0.00%	08/01/2043	17,145	6,715,995
Sweetwater Union High School District; Series 2022, GO Bonds(k)	5.00%	08/01/2052	47,500	50,309,521
University of California; Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,930,309
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	6,648,174
				961,883,209

Colorado–9.63%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,280,841
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,335,006
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,723,381
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	914,646
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	426,176
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,186,392
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,188,761
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	847,507
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,284,159
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,108,704
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,272,587
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,259	3,232,940
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,177,080
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	471,444
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,101,771
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,295,248
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,969,416
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(d)(f)	6.75%	12/01/2049	3,785	3,254,284
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	723,793
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,842,500
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds(b)(j)	5.25%	12/01/2023	1,722	1,780,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	$461	$430,280
Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	5,893,820
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	612,023
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,695,330
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	766	745,767
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,335,432
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	964,866
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,362	1,293,380
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	12,834,262
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,342,732
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	1,930,103
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,730,592
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,468,264
Series 2022, RB	6.50%	12/01/2053	6,850	6,860,846
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds(b)(j)	5.25%	12/01/2023	1,308	1,352,496
Series 2018 B, GO Bonds(b)(j)	7.38%	12/15/2023	574	596,870
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,005,996
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	3,928,486
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	571,968
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	465,680
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	519,291
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	852,234
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,041,790
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,384,425
Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,250	2,089,497
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,103,496
Series 2021 A, RB	5.00%	05/15/2058	5,250	3,659,388
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,301,295
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	20,580,606
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	2,892,998
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	510	399,250
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	943	897,760
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,555,270
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	5,692,472
Series 2020 B, GO Bonds(f)	7.50%	12/15/2050	3,490	3,035,145
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	3,903,447
Series 2019, RB	5.00%	12/01/2043	2,750	2,435,833
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,191,514
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,893,949
Series 2019, GO Bonds	7.75%	12/15/2049	568	515,155
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	2,632	2,466,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A, Ref. RB(c)	5.00%	12/01/2035	$1,010	$ 1,055,225
Series 2018 A, Ref. RB(c)	5.25%	12/01/2048	18,445	18,841,331
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,162,582
Series 2022 A, RB(c)	5.50%	11/15/2038	1,795	1,982,152
Series 2022 A, RB(c)	4.13%	11/15/2053	7,000	6,406,126
Series 2022 A, RB(c)	5.50%	11/15/2053	7,250	7,722,801
Series 2022 D, Ref. RB(c)	5.75%	11/15/2045	10,000	10,951,270
Series 2022, RB(k)	4.00%	08/01/2051	18,990	17,399,743
Series 2022, RB(c)(k)	5.00%	11/15/2053	41,500	42,447,902
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	56,185	55,859,312
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,355	1,285,222
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	1,944,246
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,270,155
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(b)(j)(k)	5.00%	01/01/2044	14,350	14,421,604
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,205	1,078,316
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,300,332
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(b)(j)	5.13%	12/01/2023	1,637	1,692,005
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	822,329
Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(e)	4.00%	12/01/2051	7,105	6,386,823
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(f)	5.00%	12/01/2041	1,700	1,515,744
Series 2021 A, Ref. GO Bonds(f)	5.00%	12/01/2051	2,000	1,647,488
Series 2021 B, GO Bonds(f)	8.00%	12/15/2051	1,910	1,693,972
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(f)	5.75%	12/01/2046	2,600	2,528,984
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,815,877
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,381,973
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	502,680
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,036	894,844
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,193,083
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(f)	6.00%	12/01/2049	2,965	2,780,264
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	905,638
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(d)	6.13%	12/01/2050	3,075	2,557,118
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(f)	4.75%	12/01/2051	3,000	2,272,414
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,204,932
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	787,878
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(f)	7.75%	12/15/2050	515	468,138
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,218,031
HM Metropolitan District No. 2; Series 2021, GO Bonds(d)	5.75%	12/01/2051	24,038	12,790,528
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,232,229
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,688,444
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	4,826,454
Interpark Metropolitan District; Series 2018, GO Bonds(f)	5.50%	12/01/2048	1,614	1,622,019
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,231,306
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,432,549
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,042,596
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,029,715
Jones District Community Authority Board; Series 2020 A, RB(d)	5.75%	12/01/2050	6,800	5,737,754
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(f)	5.63%	12/01/2050	1,695	1,546,558
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,355,212
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	3,900	3,078,279
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,410,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(f)	7.00%	11/01/2052	$7,000	$ 6,879,573
Series 2022 A, GO Bonds(f)	7.38%	11/01/2052	10,830	10,650,142
Series 2022 B, GO Bonds(f)	9.25%	12/01/2052	9,189	9,126,941
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	461,281
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	561,433
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,779,185
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,121,113
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,132,280
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	478,871
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	655,172
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	551,474
Millers Landing Business Improvement District;
Series 2018 A, RB(f)	6.00%	12/01/2048	7,960	7,366,755
Series 2018 B, RB(f)	8.00%	12/01/2048	2,185	1,975,743
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,326,733
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,321,121
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	909,175
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	869,121
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,529,468
Series 2022, RB	7.00%	12/01/2034	5,000	5,062,048
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,734,576
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,671,292
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,560,048
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,031,014
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,524,638
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	832,906
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,040,200
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(b)(j)	5.63%	12/01/2023	2,290	2,368,496
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,296,274
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,236,231
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	477,606
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(f)	4.75%	12/01/2045	5,375	3,655,000
PV-ERU Holding Trust; Series 2019, RB(h)(l)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,059,375
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,009,712
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	517,260
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,176,832
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	839,864
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,817,993
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,394,366
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,546,242
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	22,655,257
Sabell Metropolitan District;
Series 2020 A, GO Bonds(f)	5.00%	12/01/2050	1,060	919,760
Series 2020 B-3, GO Bonds(f)	8.25%	12/15/2050	605	556,116
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,539,667
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,537,556
Series 2021 C, GO Bonds(f)	7.63%	12/15/2052	8,288	7,315,394
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	543,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Settler’s Crossing Metropolitan District No. 1 (Senior Bonds); Series 2020 A, GO Bonds(f)	5.13%	12/01/2050	$1,630	$ 1,418,015
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,546,678
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	806	835,269
Series 2019, RB	5.00%	12/01/2049	2,835	2,699,547
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,621,609
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,092,795
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,631,234
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	874,429
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,973,014
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	779,567
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(f)	9.50%	12/15/2045	3,464	3,491,336
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,217,501
Series 2020 B, GO Bonds	8.50%	12/15/2049	656	605,119
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,506,916
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,506,798
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,631,038
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	741	700,577
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	27,798,190
Series 2023, RB	8.38%	12/15/2054	7,500	7,397,158
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	1,995	1,924,612
Series 2018, GO Bonds	7.88%	12/15/2047	600	560,427
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,136,684
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,246,340
Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(b)(f)(j)	5.00%	12/01/2023	274	274,974
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,591,710
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(c)(k)	5.00%	11/15/2047	15,000	15,447,906
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,497,701
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,467,222
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,778,398
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	889,061
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,785,500
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,708,321
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,172,074
Series 2021 A-2, GO Bonds(d)	5.50%	12/01/2051	3,000	2,238,291
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,605	1,550,778
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	470,038
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,295	1,071,198
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(f)	5.63%	12/01/2048	1,375	1,317,719
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	948,903
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,213,327
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,543,168
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,237,192
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(b)(j)	5.00%	12/01/2024	600	626,284
Series 2019 B, GO Bonds(b)(f)(j)	7.75%	12/01/2024	504	542,461
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	682,067
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	587,749
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,007,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	$1,793	$ 1,646,748
				805,001,472

Connecticut–0.11%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,375,996
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,485,182
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(g)(h)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(g)	6.05%	07/01/2031	13,420	2,985,951
				8,903,529

District of Columbia–2.98%
District of Columbia (Green Bonds); Series 2022 A, RB(c)	5.50%	02/28/2037	1,850	2,067,696
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,000	32,841,619
Series 2006 C, RB(l)	0.00%	06/15/2055	850,680	81,865,530
Series 2006 D, RB(l)	0.00%	06/15/2055	555,000	47,970,926
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(c)	5.00%	10/01/2048	1,810	1,837,467
Series 2019 A, RB(c)(k)	4.00%	10/01/2035	11,530	11,510,087
Series 2019 A, Ref. RB(c)	5.00%	10/01/2044	3,500	3,595,182
Series 2019 A, Ref. RB(c)	5.00%	10/01/2049	16,585	16,900,045
Series 2021 A, Ref. RB(c)	4.00%	10/01/2051	15,800	14,254,795
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	8,878,145
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(k)	5.25%	07/15/2053	25,000	27,120,533
				248,842,025

Florida–8.86%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	795	767,474
Series 2016, RB	6.00%	05/01/2047	1,795	1,814,975
Series 2019 B-2, RB	7.25%	05/01/2029	30	28,659
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,405	2,411,171
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,600	1,600,352
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	3,235	3,144,905
Series 2023, RB	5.63%	05/01/2054	4,000	3,873,180
Babcock Ranch Community Independent Special District; Series 2022, RB	5.00%	05/01/2053	1,500	1,374,459
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,493,496
Bradbury Community Development District;
Series 2023, RB	5.25%	05/01/2043	1,500	1,460,443
Series 2023, RB	5.50%	05/01/2053	2,505	2,432,103
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,793,815
Series 2019 A, RB(c)	4.00%	10/01/2049	12,505	11,133,432
Series 2019 A, RB(c)	5.00%	10/01/2049	8,400	8,559,565
Series 2019 B, RB(c)	4.00%	09/01/2049	15,500	13,952,939
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	15,000	13,666,368
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	880	879,889
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,428,732
Series 2019 A, RB	5.00%	12/15/2054	1,085	989,262
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,820	2,182,914
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(f)	5.63%	08/01/2037	1,025	813,366
Series 2017, RB(f)	5.88%	08/01/2052	3,925	2,809,004
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	850	808,725
Series 2018 A, RB(f)	5.38%	06/15/2048	1,590	1,424,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2055	$6,800	$5,519,367
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(f)	5.75%	06/01/2054	3,735	3,214,654
Series 2019 B, RB(f)	6.00%	06/01/2028	330	310,788
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(f)	5.00%	10/15/2047	1,100	983,813
Series 2017 A, RB(f)	5.00%	10/15/2052	755	660,976
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	772,546
Series 2015, RB	5.75%	11/01/2047	1,855	1,866,974
Chapel Creek Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2038	4,185	2,803,950
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(c)(f)	4.00%	10/01/2041	1,500	1,262,866
Series 2021, RB(c)(f)	4.00%	10/01/2051	5,000	3,918,292
City of South Miami Health Facilities Authority, Inc.; Series 2018, RB(k)	4.00%	08/15/2036	14,000	13,788,649
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(h)(i)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(f)	5.00%	12/01/2037	1,150	1,061,551
Series 2017 A, RB(f)	5.00%	12/01/2047	1,875	1,615,510
Creekside Community Development District; Series 2006, RB(g)(h)	5.20%	05/01/2038	1,690	794,300
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	5	4,984
Series 2016 A, RB	5.60%	05/01/2037	75	73,934
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	5,823,572
Florida (State of);
Series 2018, GO Bonds	4.00%	07/01/2037	3,725	3,808,387
Series 2018, GO Bonds	4.00%	07/01/2038	4,030	4,080,907
Series 2018, GO Bonds	4.00%	07/01/2039	4,195	4,211,685
Series 2018, GO Bonds	4.00%	07/01/2040	4,360	4,351,052
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(f)	6.00%	08/15/2057	3,250	3,036,739
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(f)	5.00%	07/15/2046	6,045	5,387,333
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	295,895
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	953,938
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(c)(f)	6.38%	01/01/2026	13,000	12,582,541
Series 2019 A, Ref. RB(b)(c)(f)	6.50%	01/01/2029	14,305	13,768,099
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(i)	7.00%	03/01/2030	4,209	2,735,986
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(i)	0.00%	03/01/2030	2,393	358,940
Greater Orlando Aviation Authority;
Series 2017 A, RB(c)	4.00%	10/01/2052	25,100	22,049,454
Series 2019 A, RB(c)	4.00%	10/01/2044	13,180	12,334,955
Series 2019 A, RB(c)	5.00%	10/01/2044	3,370	3,461,647
Series 2019 A, RB(c)	4.00%	10/01/2049	16,490	15,003,270
Series 2019 A, RB(c)	5.00%	10/01/2049	9,980	10,169,578
Series 2019 A, RB(c)	5.00%	10/01/2054	8,000	8,129,287
Series 2022 A, RB(c)	5.00%	10/01/2046	18,985	19,526,448
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	270	270,074
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(c)(k)	5.00%	10/01/2047	10,000	10,268,738
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 E, RB(c)	5.00%	10/01/2043	3,120	3,190,593
Series 2022 A, RB(c)	4.00%	10/01/2052	9,510	8,547,091
Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,775	1,998,302
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(f)	5.00%	01/15/2049	820	723,482
Series 2019, RB(f)	5.00%	01/15/2054	635	549,074
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,709,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(f)(i)	7.13%	01/01/2052	$21,000	$16,380,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	1,685	1,473,797
Series 2018 A, RB(f)	5.75%	07/15/2053	1,830	1,679,102
Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB	5.00%	11/15/2040	7,845	7,851,781
Series 2015, RB	5.00%	11/15/2045	9,000	9,000,232
Lee (County of), FL; Series 2021 B, RB(c)	5.00%	10/01/2046	10,000	10,230,965
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(f)	5.75%	12/01/2052	10,785	7,907,043
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,310	2,311,146
Magnolia Creek Community Development District; Series 2007 A, RB(g)	5.90%	05/01/2039	590	301,354
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	165	165,951
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,203
Miami-Dade (County of), FL;
Series 2014 A, Ref. RB(c)	5.00%	10/01/2036	9,265	9,286,661
Series 2017 B, Ref. RB(c)	5.00%	10/01/2040	5,020	5,114,594
Series 2019 A, RB(c)	5.00%	10/01/2044	6,170	6,291,782
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	30,840	31,692,994
Series 2023, RB(k)	5.00%	07/01/2052	25,475	26,817,899
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2046	16,935	15,465,218
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2050	35,880	32,447,913
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	8,420	8,421,847
Series 2014 A, RB	5.00%	07/01/2044	11,410	11,173,852
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,385,992
Series 2022, RB	5.00%	07/01/2048	8,835	9,346,997
Series 2022, RB(k)	5.00%	07/01/2050	14,210	14,998,041
Series 2022, RB(k)	5.00%	07/01/2051	40,980	43,178,364
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,450,000)(i)	6.90%	01/01/2038	8,450	6,987,564
Naturewalk Community Development District; Series 2007 A, RB(g)(h)	5.50%	05/01/2038	4,345	1,390,400
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	1,000	993,074
Series 2023, RB	6.00%	05/01/2054	1,500	1,487,659
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,467,207
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman Sinai Residences of Boca Raton Expanison); Series 2020, RB	5.00%	06/01/2055	2,000	1,678,094
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	8,875	8,878,696
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,738,536
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	663,207
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(f)	5.88%	01/01/2033	23,500	23,489,371
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(g)(h)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(g)(h)	7.38%	05/01/2033	1,425	14
Series 2005, RB(g)(h)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	115	115,037
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,464,668
Series 2023, RB	5.75%	05/01/2053	2,320	2,258,651
Seminole (County of), FL; Series 2022, Ref. RB	5.00%	10/01/2052	13,850	14,626,193
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare
Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	2,927,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	$1,200	$1,191,361
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,238,774
South Bay Community Development District;
Series 2005 A, RB(g)(h)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,580	5,552,322
Series 2005 A-2, Ref. RB(g)(h)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(g)(h)	6.60%	05/01/2025	3,240	1,620,005
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	515	515,120
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,575	9,577,474
Treeline Preserve Community Development District; Series 2007 A, RB(g)(h)	6.80%	05/01/2039	4,950	767,250
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,230	2,213,633
Series 2023, RB	5.50%	05/01/2054	2,500	2,477,841
Villages of Avignon Community Development District (The); Series 2007 A, RB(g)(h)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	225	224,782
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,081,245
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,767,117
Series 2016 A-2, RB	5.38%	05/01/2046	1,635	1,591,866
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,155	2,155,929
Waterstone Community Development District;
Series 2007 A, RB(d)(h)	6.88%	05/01/2037	1,214	786,233
Series 2007 B, RB(h)(l)	0.00%	11/01/2028	6,907	4,297,407
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,245	7,248,831
Series 2005 A-2, RB(g)(h)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	431,384
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,497,592
Series 2022, RB	5.50%	05/01/2053	2,500	2,461,119
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,491,783
Series 2023, RB	5.63%	05/01/2053	1,500	1,503,197
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,390	1,390,307
Westside Community Development District;
Series 2019-2, RB(g)	5.65%	05/01/2037	1,010	668,539
Series 2019-2, RB	7.20%	05/01/2038	520	344,720
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	2,000	1,949,022
Series 2023, RB	5.60%	05/01/2053	3,000	2,913,364
Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(e)	5.00%	10/01/2052	2,250	2,337,923
Zephyr Ridge Community Development District; Series 2006 A, RB(g)(h)	5.63%	05/01/2037	2,635	1,317,238
				741,001,286

Georgia–2.46%
Atlanta (City of), GA; Series 2019, RB(c)	4.00%	07/01/2039	7,490	7,242,018
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(c)	5.00%	07/01/2040	3,000	3,159,836
Series 2023, RB(c)	5.25%	07/01/2041	5,820	6,245,180
Series 2023, RB(c)	5.25%	07/01/2042	6,575	7,021,868
Series 2023, RB(c)	5.25%	07/01/2043	6,825	7,263,359
Series 2023, RB(c)	5.25%	07/01/2044	3,500	3,714,086
Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,261,065
Series 2022, RB(c)(k)	5.00%	07/01/2044	23,280	23,889,552
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,261,667
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	21,350	18,374,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$3,100	$3,031,760
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,656,292
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,623,943
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,850,994
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,860	1,743,300
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,530,221
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,392,300
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,463,103
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	5,614,775
Series 2021, RB(f)	5.00%	01/01/2054	4,750	3,880,363
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(e)	4.00%	01/01/2049	4,000	3,662,938
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(f)(j)(l)	0.00%	06/01/2024	805	784,803
Series 2014 A, RB(b)(f)(j)(l)	0.00%	06/01/2024	3,750	1,976,688
Series 2014 B, RB(b)(d)(f)(j)	7.00%	06/01/2024	13,600	13,924,311
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,400	3,418,923
Series 2023 A, RB(b)	5.00%	06/01/2030	11,000	11,283,511
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	1,750	1,638,411
Series 2017 A, Ref. RB(f)	5.00%	11/01/2047	2,000	1,760,297
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,377,359
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,146,477
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,640,483
Series 2018 A-2, RB(b)	5.50%	12/01/2028	2,090	1,897,889
				205,732,438

Hawaii–0.55%
Hawaii (State of);
Series 2020 A, Ref. RB(c)	4.00%	07/01/2033	2,250	2,260,234
Series 2020 A, Ref. RB(c)	4.00%	07/01/2036	600	580,370
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	599,826
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	741,652
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	412,556
Series 2022-XX1217, RB (INS - BAM)(c)(e)(k)	5.00%	07/01/2051	32,450	33,225,545
Hawaii (State of) Department of Budget & Finance; Series 2017, Ref. RB(c)	4.00%	03/01/2037	2,000	1,360,118
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.);
Series 2015, Ref. RB(c)	3.25%	01/01/2025	5,000	3,775,077
Series 2017, Ref. RB(c)	3.10%	05/01/2026	3,980	2,990,830
				45,946,208

Idaho–0.17%
Boise City (City of), ID (Public Parking Facilities); Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,197,819
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	706,019
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	7,542,560
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(f)	6.00%	07/01/2039	370	385,329
Series 2018 A, RB(f)	6.00%	07/01/2054	1,135	1,167,348
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	67	67,872
				14,066,947

Illinois–2.72%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(c)	6.13%	02/20/2042	30	30,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB(b)(j)	5.50%	09/28/2023	$1,680	$1,681,934
Series 2017 D, RB(c)	5.00%	01/01/2042	14,115	14,273,238
Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	13,340	13,538,299
Series 2018 A, Ref. RB(c)	5.00%	01/01/2053	4,745	4,799,809
Series 2018, RB(c)	5.00%	07/01/2048	3,750	3,605,493
Series 2022 A, RB(c)	5.50%	01/01/2055	20,000	21,019,266
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,301,133
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,560,263
Series 2016, RB	6.00%	04/01/2046	5,700	5,972,829
Series 2018, RB	5.00%	04/01/2046	7,555	7,601,615
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(c)	5.00%	01/01/2033	3,000	3,004,152
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	814	796,121
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,808,163
Evanston (City of), IL (Roycemore School); Series 2021, RB(f)	4.63%	04/01/2051	1,250	865,910
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,046	1,831,183
Harvey (City of), IL;
Series 2023 A, GO Bonds	4.50%	09/15/2023	348	348,444
Series 2023 A, GO Bonds	4.50%	01/01/2054	10,840	8,576,113
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,460,326
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,865,475
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	656,881
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,919,843
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,544,516
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,191,794
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,912,801
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	2,940	2,942,044
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,017,851)(i)	5.00%	02/15/2027	2,000	800,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(i)	5.00%	02/15/2037	7,000	2,800,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	845,781
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,602,613
Series 2017, Ref. RB	5.00%	08/01/2042	575	568,055
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(i)	5.13%	02/15/2045	3,120	1,248,000
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,003,083
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(f)	5.63%	08/01/2053	3,500	3,503,701
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,009,343
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	968,864
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	1,964,524
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,664,516
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	576,184
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,311,617
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	676,548
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,330	3,349,615
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,419,531
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(f)	5.45%	01/01/2046	1,640	1,168,329
Series 2016 A, RB(f)	5.60%	01/01/2056	1,775	1,215,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(e)(l)	0.00%	12/15/2040	$15,000	$6,885,617
Series 2010 B, Ref. RB (INS - AGM)(e)(l)	0.00%	06/15/2046	15,000	5,099,759
Series 2010 B-1, Ref. RB (INS - AGM)(e)(l)	0.00%	06/15/2044	17,055	6,452,884
Series 2010 B-1, Ref. RB (INS - AGM)(e)(l)	0.00%	06/15/2047	31,755	10,238,990
Series 2012 B, RB (INS - AGM)(e)(l)	0.00%	12/15/2041	5,000	2,174,307
Series 2017, Ref. RB (INS - AGM)(e)(l)	0.00%	12/15/2056	22,000	4,336,077
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2038	9,765	9,770,388
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,243,661
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,812,414
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,172	1,110,371
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(c)	6.38%	08/01/2040	4,725	2,946,590
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,072,824
Southwestern Illinois Development Authority; Series 2006, RB(g)	5.63%	11/01/2026	2,795	2,096,250
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,450,632
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,160,444
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	1,906,744
				227,561,833

Indiana–1.67%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,308,918
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(f)	5.38%	01/01/2040	2,745	2,165,918
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,860	9,679,113
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,734,042
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(f)	5.63%	01/01/2038	7,000	5,789,106
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	510	439,084
Series 2017, RB	5.35%	01/01/2038	3,850	3,092,749
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(f)	5.00%	08/01/2041	4,065	3,221,067
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	1,908,502
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(f)	5.90%	07/01/2038	770	749,916
Series 2018 A, Ref. RB(f)	6.00%	07/01/2048	1,185	1,127,726
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,725	6,344,627
Series 2016, RB	5.50%	01/01/2037	3,740	3,146,837
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(f)	5.38%	10/01/2040	12,000	9,785,514
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(f)	5.00%	01/01/2039	3,365	2,552,967
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,378,860
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(f)	5.00%	04/01/2031	660	572,844
Series 2021 A, RB(f)	5.25%	04/01/2041	4,000	3,128,765
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(f)	5.25%	11/01/2040	4,500	3,516,734
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,065	938,169
Series 2017, RB	5.88%	01/01/2037	4,570	3,950,559
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	925	814,748
Series 2017, RB	5.80%	01/01/2037	5,160	4,428,344
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,312,660
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,290	14,165,524
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(f)	5.10%	01/01/2032	455	398,501
Series 2017, RB(f)	5.38%	01/01/2038	5,475	4,496,938
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,900	7,498,548
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,116,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(f)	5.38%	12/01/2041	$3,600	$2,748,905
Vincennes (City of), IN; Series 2016, Ref. RB(f)	6.25%	01/01/2029	2,530	2,024,791
				139,537,825

Iowa–0.24%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,332,794
Series 2018, RB	6.00%	10/01/2048	2,780	2,557,637
Iowa (State of) Finance Authority; Series 2007, RB(g)	5.90%	12/01/2028	1,160	3,016
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	602,981
Series 2018, RB	5.13%	08/01/2048	1,750	1,275,008
Series 2018, RB	5.25%	08/01/2055	4,000	2,855,572
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(c)(f)	5.00%	12/01/2051	5,960	4,471,263
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	230	226,383
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	225,046
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	730	711,615
Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2065	54,300	5,921,578
				20,182,893

Kansas–0.14%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(e)	5.00%	09/01/2042	2,250	2,385,183
Series 2022 B, Ref. GO Bonds (INS - AGM)(e)	5.00%	09/01/2047	2,750	2,877,604
Series 2022 B, Ref. GO Bonds (INS - AGM)(e)	4.00%	09/01/2052	4,000	3,716,038
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,243,503
Olathe (City of), KS; Series 2006, RB(h)(n)	5.00%	03/01/2026	2,500	1,100,148
				11,322,476

Kentucky–0.09%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	936,644
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(e)	5.00%	05/01/2033	900	967,511
Series 2018, RB (INS - BAM)(e)	5.00%	05/01/2034	800	858,867
Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(b)	4.00%	08/01/2030	4,220	4,147,986
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,120	1,037,718
				7,948,726

Louisiana–0.54%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(c)(f)	5.25%	05/01/2043	1,220	1,094,950
Series 2019, RB(f)	4.40%	11/01/2044	3,190	2,985,193
Louisiana (State of) Local Government Environmental Facilities & Community Development
Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,316,672
Series 2019 A, RB	5.00%	01/01/2055	12,000	7,874,558
Louisiana (State of) Local Government Environmental Facilities & Community Development
Authority (Green Bonds); Series 2018, RB(f)	5.38%	11/01/2038	2,280	2,357,974
Louisiana (State of) Local Government Environmental Facilities & Community Development
Authority (St. Tammany Parish Gomesa); Series 2020, RB(f)	3.88%	11/01/2045	4,250	3,578,417
St John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,162,269
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(f)	6.35%	07/01/2040	5,115	5,560,287
Series 2010, RB(f)	6.35%	10/01/2040	440	478,304
				45,408,624

Maine–0.15%
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(c)	6.88%	10/01/2026	12,265	12,287,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.96%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	$1,100	$1,106,991
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,367,155
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,750,953
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,325,106
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,620,120
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,207,433
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	997,754
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,100,988
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,212,957
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,420,576
Baltimore (County of), MD; Series 2018, GO Bonds(k)	4.00%	03/01/2040	9,525	9,493,495
Maryland (State of) Stadium Authority; Series 2018-XF2763, Revenue Ctfs.(j)(k)	5.00%	05/01/2047	20,000	20,620,310
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	17,155	17,687,071
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(c)	5.25%	06/30/2055	10,000	10,026,951
				79,937,860

Massachusetts–0.94%
Massachusetts (Commonwealth of); Series 2023 A, GO Bonds	5.00%	05/01/2053	31,500	33,635,448
Massachusetts (Commonwealth of) (Rail Enhancement Program); Series 2022 B, RB	5.00%	06/01/2052	4,705	5,010,398
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(f)	5.13%	11/15/2046	4,565	4,583,648
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,002,324
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(c)	5.00%	07/01/2038	5,000	5,226,738
Series 2019 A, Ref. RB(c)	5.00%	07/01/2039	6,000	6,251,597
Series 2022, RB(c)(k)	5.00%	07/01/2046	15,000	15,506,013
Saugus (Town of), MA;
Series 2018, GO Bonds	4.00%	03/01/2039	2,240	2,229,756
Series 2018, GO Bonds	4.00%	03/01/2040	2,500	2,494,718
				78,940,640

Michigan–1.89%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	1,000	870,621
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	394,929
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,055,909
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,515	1,467,554
Charyl Stockwell Academy;
Series 2015, Ref. RB (Acquired 04/23/2015; Cost $2,658,156)(i)	5.50%	10/01/2035	2,740	2,462,196
Series 2015, Ref. RB (Acquired 04/23/2015; Cost $3,995,804)(i)	5.75%	10/01/2045	4,140	3,402,279
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(e)(k)	6.00%	05/01/2029	10,100	11,099,605
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,354,506
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	13,888,939
Series 2019 A, Ref. RB	5.75%	04/01/2054	13,990	9,795,429
Series 2019 B, RB	6.00%	04/01/2027	3,365	3,179,371
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,284,836
Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	3,953,048
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,304,477
Series 2007, RB	6.50%	12/01/2037	535	534,978
Series 2008 C, RB(l)	0.00%	06/01/2058	804,975	32,451,038
Series 2014, Ref. RB (Acquired 10/29/2018-09/28/2021; Cost $16,481,298)(f)(i)	6.75%	07/01/2044	16,465	15,204,054
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	202,640
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	1,180	1,143,453
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,915,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	$3,465	$3,002,850
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(k)	5.15%	10/01/2058	20,000	20,361,354
Troy School District; Series 2023, GO Bonds	5.00%	05/01/2052	10,000	10,631,084
Wayne (County of), MI; Series 1999, RB(c)	6.00%	12/01/2029	13,160	13,169,803
				158,130,701

Minnesota–0.85%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	2,678,508
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,063,484
Bethel (City of), MN (The Lodge At The Lakes At Stillwater);
Series 2018, RB	5.00%	06/01/2053	600	437,259
Series 2018, RB	5.25%	06/01/2058	1,625	1,209,478
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,895	5,337,000
Series 2016 B, RB	6.50%	11/01/2035	3,060	1,836,000
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(c)(f)	5.00%	12/01/2050	6,630	4,861,227
Series 2021 B, RB(f)	6.50%	12/01/2026	510	483,142
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	3,972,447
Duluth (City of), MN Economic Development Authority (Cambia Hills of Wast Bethel);
Series 2018, RB(g)	5.45%	12/01/2046	380	201,400
Series 2018, RB(g)	5.63%	12/01/2055	1,000	530,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,050,415
Series 2021 B, RB	6.00%	07/01/2028	625	580,234
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(c)	6.85%	12/01/2029	6,570	6,582,344
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(c)	5.00%	01/01/2047	4,000	4,093,446
Series 2022 B, Ref. RB(c)	5.25%	01/01/2047	3,775	3,927,675
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	2,893,758
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(f)	5.00%	08/01/2053	500	467,656
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(f)	6.25%	07/01/2037	1,075	1,086,135
Series 2017 A, RB(f)	6.50%	07/01/2048	4,740	4,771,215
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	394,437
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,020,620
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,291	1,153,213
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(f)	5.50%	07/01/2052	1,075	1,025,666
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	867,112
Series 2019, RB	5.00%	07/01/2055	1,000	847,461
				71,371,332

Mississippi–0.32%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(e)	5.00%	03/01/2036	10,000	11,141,564
Mississippi State University Educational Building Corp.; Series 2018, RB(k)	4.00%	08/01/2043	13,015	11,918,547
Stonebridge Public Improvement District; Series 2007, RB(g)	7.50%	10/01/2042	16,410	2,576,370
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,350	1,190,480
				26,826,961

Missouri–1.55%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(g)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	9,215	7,911,101
Series 2007 A, RB(h)	5.75%	05/01/2026	1,750	1,530,589
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	2,265	2,121,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	$570	$176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,590	2,915,774
Chesterfield Valley Transportation Development District; Series 2018, RB(d)	5.50%	05/15/2046	5,000	2,978,085
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	3,100	3,036,718
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(h)(n)	5.00%	05/01/2026	3,020	1,449,600
Series 2006 A, RB(h)(n)	5.00%	05/01/2036	3,825	1,836,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	290	289,978
Series 2006 A, RB	5.55%	10/01/2036	115	112,179
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(f)	5.25%	12/01/2048	4,900	4,845,530
Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(f)	5.00%	07/01/2040	5,390	4,614,162
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(c)(e)	5.00%	03/01/2049	5,000	5,072,575
Series 2019 B, RB(c)	5.00%	03/01/2054	41,155	41,626,188
Series 2019 B, RB (INS - AGM)(c)(e)	5.00%	03/01/2055	16,490	16,686,736
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,890	1,628,587
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,068,216
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,653,464
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,397,590
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(g)(h)	5.75%	03/01/2029	750	435,000
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,518,565
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	1,900,373
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	529	458,004
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	595	555,378
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	2,750	2,240,594
St. Louis (City of), MO; Series 2007, RB(h)(n)	6.30%	04/01/2027	3,043	365,160
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	609,295
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(g)(h)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,072,770
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,615,523
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	1,955	1,975,262
St. Louis (County of), MO; Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	321,320
St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(n)	6.00%	08/21/2026	1,660	199,200
St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(n)	6.00%	08/21/2026	2,442	415,140
Series 2007 A, RB(h)	5.50%	01/20/2028	2,159	820,420
Series 2007 B, RB(h)(n)	5.50%	01/20/2028	1,510	75,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(f)	5.88%	03/01/2033	3,100	2,817,237
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB (Acquired 09/23/2011; Cost $876,272)(g)(h)(i)	5.75%	04/01/2027	975	87,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	4,575	4,439,956
				129,990,774

Montana–0.02%
Hardin (City of), MT; Series 2006, RB(h)(n)	6.25%	09/01/2031	5,935	1,424,400

Nevada–0.41%
Clark (County of), NV; Series 2018 A, GO Bonds(k)	5.00%	05/01/2048	27,500	28,575,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	$595	$596,713
Series 2007 A, RB	5.05%	02/01/2031	730	731,260
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,200	1,148,034
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	995	927,551
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	40	40,170
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(f)(l)	0.00%	07/01/2058	21,000	2,587,288
				34,606,673

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,710	24,113,791
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	1,400	1,255,277
Series 2019 A, RB(f)	5.63%	07/01/2046	770	687,828
Series 2019 A, RB(f)	5.75%	07/01/2054	5,430	4,811,674
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 02/13/2020; Cost $983,197)(f)(g)(i)	5.25%	07/01/2027	918	202,018
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,440,007)(f)(g)(i)	6.13%	07/01/2037	1,440	316,802
Series 2017 A, RB (Acquired 06/12/2017; Cost $722,090)(f)(g)(i)	6.25%	07/01/2042	722	158,860
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $10,400,706)(f)(g)(i)	6.13%	07/01/2052	12,000	2,640,013
				34,186,263

New Jersey–1.64%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB(f)	5.75%	10/01/2026	765	728,618
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(f)	5.00%	10/01/2039	6,000	4,238,848
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.13%	09/15/2023	5,415	5,415,166
Series 1999, RB(c)	5.25%	09/15/2029	4,605	4,618,091
Series 2000 B, RB(c)	5.63%	11/15/2030	8,550	8,661,015
Series 2003, RB(c)	5.50%	06/01/2033	8,000	8,085,453
Series 2012, RB(c)	5.75%	09/15/2027	14,365	14,378,115
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	690	713,983
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(f)	5.38%	07/01/2047	1,865	1,626,576
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(f)	6.00%	10/01/2034	565	567,000
Series 2014 A, RB(f)	6.20%	10/01/2044	750	751,801
Series 2014 A, RB(f)	6.30%	10/01/2049	500	501,455
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(f)	5.38%	10/01/2050	5,000	4,479,835
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,820	2,972,031
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,824,649
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,000,417
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,173,381
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(f)	5.13%	09/01/2052	2,055	1,827,283
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,382,452
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,935,000)(f)(i)	5.75%	10/01/2038	4,935	3,752,044
New Jersey (State of) Transportation Trust Fund Authority; Series 2008 A, RB (INS - BAM)(e)(l)	0.00%	12/15/2037	10,000	5,319,879
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,673,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	$18,650	$18,986,938

Series 2018 B, Ref. RB	5.00%	06/01/2046	36,675	36,084,826

				136,763,489

New Mexico–0.11%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	557,864

Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,682,057

Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	45	42,079

Series 2015 B, RB	5.90%	09/01/2032	295	279,633

Series 2015 C, RB	5.90%	09/01/2032	390	358,558

Series 2015 D, RB(l)	0.00%	03/01/2032	330	156,970

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,759,210

				8,836,371

New York–18.32%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(f)	5.50%	12/31/2040	9,655	8,299,909

Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(l)	0.00%	06/01/2055	17,700	1,215,298

Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(c)(i)	6.25%	06/01/2047	4,025	3,015,082

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(f)(g)	5.88%	01/01/2052	5,400	3,510,000

Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,157,114

Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,046,866

Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,349,843

Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,131,263

Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,454,627

Series 2020 A-1, RB	4.00%	11/15/2045	13,000	11,904,824

Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,544,803

Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,622,872

Series 2020 C-1, RB	4.75%	11/15/2045	27,000	26,999,743

Series 2020 C-1, RB	5.00%	11/15/2050	30,115	30,471,450

Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	10,733,443

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,381,584

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,001,794

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	17,975	16,637,275

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $7,972,880)(i)	5.00%	01/01/2058	8,272	2,474,773

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(f)(g)(i)	9.00%	01/01/2041	3,970	3,771,500

New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB	5.00%	04/15/2057	10	10,235

Series 2018 206, RB(c)(k)	5.00%	11/15/2042	2,000	2,036,183

Series 2018-XF0683, Revenue Ctfs.(c)(k)	5.00%	11/15/2047	9,725	9,842,645

Series 2019 220, RB(c)	4.00%	11/01/2059	25,765	22,679,440

Series 2019, RB(c)	5.00%	11/01/2049	33,555	34,055,500

Series 2020 221, RB(c)	4.00%	07/15/2055	17,230	15,354,359

Series 2020 221, RB(c)	4.00%	07/15/2060	62,090	54,511,133

Series 2021, Ref. RB(c)	4.00%	07/15/2046	1,850	1,699,772

Series 2021, Ref. RB(c)	4.00%	07/15/2051	10,450	9,457,201

Series 2022, Ref. RB(c)	5.25%	08/01/2047	7,000	7,440,985

Series 2022, Ref. RB(c)	5.50%	08/01/2052	9,215	9,963,568

Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	14,610	15,107,028

Two Hundred Sixth Series 2017, Ref. RB(c)	5.00%	11/15/2047	10,000	10,120,972

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	10,000	10,296,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	$5,000	$4,717,653

Series 2021 CC-1, RB(k)	4.00%	06/15/2051	15,000	14,151,395

Series 2022-XF1336, RB(k)	5.00%	06/15/2051	25,000	26,270,590

New York (City of), NY Municipal Water Finance Authority;
Series 2020 DD-1, RB	4.00%	06/15/2050	7,685	7,274,926

Series 2021 AA-1, RB	4.00%	06/15/2051	10,460	9,868,239

Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	12,578,469

Series 2022-XF1336, RB(k)	5.00%	06/15/2052	10,000	10,527,010

New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(k)	5.00%	08/01/2041	53,425	55,379,623

Series 2018 B-1, RB(k)	5.00%	08/01/2045	20,140	20,775,844

Series 2018 C-3, RB(k)	5.00%	05/01/2041	16,810	17,605,305

Series 2021 E-1, RB	4.00%	02/01/2049	16,865	15,944,997

Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,400,632

Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,350,158

Series 2022, RB(k)	5.00%	08/01/2045	16,000	16,957,192

Series 2022, RB(k)	5.00%	02/01/2047	15,500	16,373,107

Series 2022, RB(k)	5.00%	02/01/2051	12,000	12,633,984

Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,026,901

Series 2023 F-1, RB	4.00%	02/01/2051	22,500	21,151,422

New York (State of) Dormitory Authority;
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,535,833

Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	23,515,273

Series 2022, RB(k)	4.00%	03/15/2048	54,290	51,210,715

Series 2022-XF2996, RB(k)	5.00%	03/15/2042	38,270	40,050,343

New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,184,110

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	25,500	24,340,008

Series 2020 A, Ref. RB	4.00%	11/15/2060	18,550	17,227,567

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	17,629,190

Series 2020 N, RB	4.00%	01/01/2046	3,360	3,189,189

Series 2022, RB(k)	4.00%	03/15/2051	36,050	33,711,361

Series 2022-XX1212, RB(k)	4.00%	03/15/2057	59,635	54,302,951

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,255,552

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	9,705,367

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	18,165	16,731,940

Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	34,069,411

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2045	12,080	11,427,109

New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,548,300

New York Counties Tobacco Trust V; Series 2005 S4B, RB(f)(l)	0.00%	06/01/2060	234,000	9,614,358

New York State Urban Development Corp.;
Series 2022-XF1334, RB(k)	5.00%	03/15/2041	14,060	14,869,382

Series 2023, RB(k)	5.00%	03/15/2050	15,000	15,788,216

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	12,680	13,111,772

Series 2020, Ref. RB(c)	5.38%	08/01/2036	9,800	9,988,859

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	38,250	38,334,479

Series 2016, Ref. RB(c)	5.00%	08/01/2031	43,220	43,327,657

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(c)	4.00%	07/01/2031	2,525	2,465,994

Series 2020, RB(c)	5.00%	10/01/2040	20,000	20,215,386

Series 2020, RB(c)	4.38%	10/01/2045	6,500	6,130,027

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(c)	5.00%	07/01/2046	2,500	2,492,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(k)	4.25%	05/15/2058	$56,000	$53,831,618

Triborough Bridge & Tunnel Authority;
Series 2021 C-3, RB	4.00%	05/15/2051	8,900	8,412,610

Series 2022, RB(k)	4.00%	05/15/2046	17,800	17,067,468

Series 2022, RB(k)	5.00%	11/15/2054	25,750	26,869,229

Series 2022-XF1332, RB(k)	5.25%	05/15/2052	94,835	102,251,761

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	16,700	18,174,879

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,602,992

Series 2022, RB(k)	5.25%	05/15/2052	25,000	26,948,730

Series 2022, RB(k)	5.25%	05/15/2057	20,000	21,475,682

Series 2022, RB(k)	5.25%	05/15/2062	31,400	33,593,544

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	402,120

				1,531,889,958

North Carolina–0.38%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(e)	5.25%	07/01/2048	2,500	2,621,089

Series 2023, RB (INS - AGM)(c)(e)	5.25%	07/01/2053	8,035	8,378,686

North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,990	5,053,594

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,025	790,970

North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,323,517

				32,167,856

North Dakota–0.16%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(c)(f)(g)(i)	6.63%	12/15/2031	3,000	1,500,000

Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(c)(f)(g)(i)	7.00%	12/15/2043	23,500	11,750,000
				13,250,000

Northern Mariana Islands–0.24%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(f)	5.00%	10/01/2033	22,710	19,702,671

Ohio–3.00%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,740,515

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,630	122,335,059

Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	104,895	12,119,096

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(f)	4.50%	12/01/2055	725	624,812

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	815,300

Series 2018, Ref. RB	5.50%	12/01/2043	735	735,262

Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,808,448

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,975	2,997,349

Series 2017, Ref. RB	5.00%	02/15/2057	7,025	6,685,321

Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,901,281

Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	834,046

Series 2019 A, RB	4.00%	09/01/2045	1,750	1,365,824

Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(f)	7.50%	12/01/2055	4,575	4,481,751

FirstEnergy Solutions Corp.;
Class A3(h)	0.00%	12/01/2023	7,750	28,967

Class B5(h)	0.00%	05/15/2025	2,000	7,475

Class C4(h)	3.00%	05/15/2025	1,500	5,607

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,678

Series 2004, RB	6.40%	02/15/2034	2,500	2,422,330

Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,565,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio–(continued)
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(f)	5.00%	12/01/2040	$1,805	$1,601,192

Lorain (County of), OH Port Authority; Series 2005 A, RB(c)	6.00%	11/15/2025	100	99,949

Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,888,616

Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,954,093

Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,045	924,665

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	06/30/2053	4,530	4,394,276

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(f)	5.00%	07/01/2049	10,000	9,021,415

Ohio (State of) Higher Educational Facility Commission (Denison University); Series 2019, RB	5.00%	11/01/2044	10,960	11,386,455

Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	23,000	23,114,071

Ohio (State of) Higher Educational Facility Commission (Menorah Park Obligated Group); Series 2018, Ref. RB	5.25%	01/01/2048	6,750	4,070,883

Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(f)	5.45%	01/01/2038	5,400	4,112,436

Warren (County of), OH Port Authority;
Series 2019 D, RB(f)	4.00%	12/01/2039	2,305	1,974,492

Series 2019 D, RB(f)	5.00%	12/01/2052	3,670	3,425,727

Series 2019, RB(f)	5.25%	12/01/2052	6,105	5,181,023

				250,902,431

Oklahoma–0.58%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,050,000)(i)	6.63%	10/01/2037	4,330	3,820,953

Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(c)	6.50%	09/01/2026	100	100,210

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.00%	04/01/2048	8,500	8,214,884

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	33,955	34,103,852

Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(f)	4.00%	12/01/2043	2,550	2,181,017

				48,420,916

Ontario–0.22%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(f)	6.00%	10/05/2040	19,233	18,386,672

Oregon–0.84%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	908,641

Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	911,268

Oregon (State of) Facilities Authority;
Series 2015 A, RB(f)	5.75%	06/15/2046	1,740	1,696,715

Series 2016 A, RB	5.25%	06/15/2051	2,625	2,293,167

Portland (Port of), OR;
Series 2020 A, RB(c)	4.00%	07/01/2050	1,680	1,510,758

Series 2022, RB(c)(k)	5.00%	07/01/2052	30,000	30,647,154

Series 2023-XF1493, RB(c)(k)	4.00%	07/01/2042	12,385	11,529,329

Portland (Port of), OR (Portland International Airport); Series 28, RB(c)(k)	4.00%	07/01/2047	22,220	20,400,429

				69,897,461

Pennsylvania–1.28%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(c)	5.00%	01/01/2051	1,885	1,910,764

Series 2021 A, RB(c)	5.00%	01/01/2056	1,320	1,334,393

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,480,848

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615
Waterfront); Series 2021, RB(f)	6.00%	05/01/2042	3,900	3,988,401

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(f)	5.38%	05/01/2042	8,000	8,030,143

Series 2022, RB(f)	5.25%	05/01/2042	3,710	3,683,575

Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,354,883

Series 2016, RB	5.50%	01/01/2052	11,080	7,972,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(f)	5.00%	03/01/2038	$441	$425,544

Series 2018, RB(f)	5.13%	03/01/2048	873	802,207

Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,775,697

Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,327,244

Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(c)	6.90%	06/01/2024	3,400	3,476,347

Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(e)	4.00%	11/01/2040	5	4,905

Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(i)	5.00%	12/01/2032	1,260	997,279

Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(i)	5.25%	12/01/2037	1,705	1,255,521

Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(i)	5.30%	12/01/2038	500	363,615

Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(i)	5.38%	12/01/2047	3,140	2,098,726

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(h)(i)(n)	5.00%	12/31/2023	8,239	1,482,958

Series 2013, RB(h)(n)	5.00%	12/31/2023	4,226	760,778

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.75%	06/30/2048	12,140	13,168,681

Series 2022, RB(c)	5.25%	06/30/2053	10,000	10,165,920

Series 2022, RB (INS - AGM)(c)(e)	5.00%	12/31/2057	3,750	3,796,463

Series 2022, RB(c)	6.00%	06/30/2061	9,750	10,589,744

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	12,098

Philadelphia (City of), PA; Series 2021, Ref. RB(c)	5.00%	07/01/2051	5,485	5,564,223

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(b)(f)(j)	5.00%	03/15/2028	480	517,037

Series 2017, Ref. RB(f)	5.00%	03/15/2045	7,950	6,642,574

Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	905,296

Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	904,554

				106,793,005

Puerto Rico–7.66%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	35,940	35,944,198

Series 2002, RB	5.63%	05/15/2043	108,400	108,945,117

Series 2005 A, RB(l)	0.00%	05/15/2050	28,000	5,076,652

Series 2005 B, RB(l)	0.00%	05/15/2055	127,450	13,337,757

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	49,020	1,286,775

HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,059

PRHTA Custodial Trust; Series 2022, RB(g)	5.75%	12/06/2049	160	57,054

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	2,370	2,284,339

Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	18,710	11,399,985

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,734,528

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,701,173

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	38,214,402

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	14,589,639

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	59,950	51,841,742

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	13,202,465

Subseries 2022, RN	0.00%	11/01/2043	76,212	39,344,359

Subseries 2022, RN	0.00%	11/01/2051	5,603	2,332,332

Subseries 2022, RN	0.00%	11/01/2051	362	187,208

Subseries 2022, RN	0.00%	11/01/2051	1,351	1,301,908

Subseries 2022, RN	0.00%	11/01/2051	1,639	258,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;

Series 2021 A, RB(f)	5.00%	07/01/2025	$315	$317,213

Series 2021 A, RB(f)	5.00%	07/01/2033	900	910,393

Series 2021 A, RB(f)	5.00%	07/01/2037	450	450,123

Series 2021 A, RB(f)	4.00%	07/01/2042	1,250	1,072,575

Series 2021 B, RB(f)	5.00%	07/01/2033	5,000	5,057,736

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	4,000	4,049,404

Series 2022 A, Ref. RB(f)	5.00%	07/01/2037	6,000	5,987,716

Series 2022 A, Ref. RB(f)	4.00%	07/01/2047	3,230	2,669,218

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(g)	5.00%	07/01/2024	15	4,125

Series 2007 TT, RB(g)	5.00%	07/01/2026	895	246,125

Series 2007 TT, RB(g)	5.00%	07/01/2027	1,990	547,250

Series 2007 TT, RB(g)	5.00%	07/01/2032	3,680	1,012,000

Series 2007 UU, Ref. RB (INS - AGC)(e)	5.00%	07/01/2026	7,905	7,952,069

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2026	175	172,495

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	22,000	21,645,595

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	465	452,593

Series 2008 WW, RB(g)	5.38%	07/01/2024	390	107,250

Series 2008 WW, RB(g)	5.25%	07/01/2033	415	114,125

Series 2008 WW, RB(g)	5.50%	07/01/2038	605	166,375

Series 2010 AAA, RB(g)	5.25%	07/01/2026	4,570	1,256,750

Series 2010 AAA, RB(g)	5.25%	07/01/2028	2,600	715,000

Series 2010 AAA, RB(g)	5.25%	07/01/2029	445	122,375

Series 2010 AAA, RB(g)	5.25%	07/01/2030	95	26,125

Series 2010 CCC, RB(g)	5.00%	07/01/2024	35	9,625

Series 2010 CCC, RB(g)	5.00%	07/01/2027	285	78,375

Series 2010 CCC, RB(g)	5.00%	07/01/2028	540	148,500

Series 2010 XX, RB(g)	5.25%	07/01/2026	10	2,750

Series 2010 XX, RB(g)	5.25%	07/01/2027	845	232,375

Series 2010 XX, RB(g)	5.25%	07/01/2035	2,660	731,500

Series 2010 XX, RB(g)	5.75%	07/01/2036	18,575	5,108,125

Series 2010 XX, RB(g)	5.25%	07/01/2040	28,430	7,818,250

Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2024	215	59,125

Series 2010 ZZ, Ref. RB(g)	4.63%	07/01/2025	190	52,250

Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2025	275	75,625

Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2026	10	2,750

Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,135	312,125

Series 2012 A, RB(g)	5.00%	07/02/2029	3,100	852,500

Series 2012 A, RB(g)	5.05%	07/01/2042	11,925	3,279,375

Series 2013 A, RB(g)	7.25%	07/01/2030	160	44,000

Series 2013 A, RB(g)	7.00%	07/01/2040	480	132,000

Series 2013 A, RB(g)	7.00%	07/01/2043	9,080	2,497,000

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	7,140	7,041,782

Series 2022 B, RB(l)	0.00%	07/01/2032	4,640	2,987,005

Series 2022 C, RB(d)	5.00%	07/01/2053	7,937	5,030,167

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 07/06/2016-03/28/2019; Cost $4,914,690)(c)(g)(i)	6.63%	06/01/2026	5,040	3,528,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2029	$11	$8,606

Series 2018 A-1, RB	4.50%	07/01/2034	11	10,999

Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,253,659

Series 2018 A-1, RB(l)	0.00%	07/01/2046	157,376	43,833,654

Series 2018 A-1, RB(l)	0.00%	07/01/2051	103,344	21,359,913

Series 2018 A-1, RB	4.75%	07/01/2053	36,976	34,664,246

Series 2018 A-1, RB	5.00%	07/01/2058	40,948	39,736,164

Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,141,502

Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,855,563

Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,403,590

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,070,040

Series 2006 Q, RB	5.00%	06/01/2036	1,025	973,018

				640,445,672

Rhode Island–0.09%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(i)	7.25%	07/15/2035	44,240	7,963,200

South Carolina–0.77%
Lancaster (County of), SC School District; Series 2018 XF252, GO Bonds(k)	4.00%	03/01/2036	12,555	12,600,670

South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(c)(f)	7.00%	05/01/2039	5,000	3,940,043

Series 2021, RB(c)(f)	6.00%	06/01/2031	1,000	870,420

Series 2021, RB(c)(f)	6.25%	06/01/2040	1,000	777,883

Series 2021, RB(c)(f)	6.50%	06/01/2051	2,750	2,032,504

South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island);
Series 2023, RB	5.75%	11/15/2029	10,000	9,480,009

Series 2023, RB	7.50%	11/15/2053	10,000	9,950,975

Series 2023, RB	7.75%	11/15/2058	10,000	9,950,377

South Carolina (State of) Ports Authority; Series 2018, RB(c)	5.00%	07/01/2055	3,750	3,768,810

South Carolina (State of) Public Service Authority;
Series 2014 A, RB	5.00%	12/01/2049	5,000	5,000,808

Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,271,197

				64,643,696

South Dakota–0.06%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	5,000	5,000,315

Tennessee–1.02%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	730,910

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,375,508

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,184,875

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,561,019

Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(c)(f)	9.50%	11/01/2052	10,000	9,940,924

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2021 A, RB(c)	5.00%	07/01/2049	17,545	17,865,731

Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,368,907

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	600	604,340

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(c)	5.00%	07/01/2049	10,000	10,162,907

Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2022 A, GO Bonds	4.00%	01/01/2042	2,475	2,459,016
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,356,344

Series 2013 B, Ref. RB(g)	8.00%	09/01/2044	6,350	317,500

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	20,865	21,587,269

				85,515,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–13.67%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	$890	$877,387

Series 2017, RB	5.25%	09/01/2047	1,475	1,449,321

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	676,418

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,204,754

Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(f)	5.88%	09/01/2043	1,030	1,033,845

Series 2023, RB(f)	6.00%	09/01/2053	1,600	1,600,930

Aubrey (City of), TX (Jackson Ridge Public Improvement District Phase No. 1); Series 2015, RB	7.25%	09/01/2045	630	646,305

Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.00%	02/15/2047	20,500	19,371,996

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	21,292,560

Austin (City of), TX; Series 2022, RB(c)	5.00%	11/15/2043	3,450	3,582,340

Birdville Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	7,000	7,472,214

Series 2023, GO Bonds	4.00%	02/15/2048	15,000	14,068,875

Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(c)(f)	10.00%	06/01/2024	6,000	5,792,304

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(c)	7.00%	03/01/2039	20,600	18,925,307

Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(g)	9.70%	11/01/2039	4,502	1,351
Series 2004 D, Revenue Ctfs.(g)	0.00%	11/01/2039	3,659	732

Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,685	1,698,865

Series 2015, RB	7.25%	09/01/2045	920	942,519

Series 2015, RB	7.50%	09/01/2045	3,695	3,734,256

Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(f)	5.38%	09/01/2043	1,615	1,601,490

Series 2023, RB(f)	5.50%	09/01/2053	2,305	2,248,781

Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(f)	5.13%	09/01/2043	1,200	1,155,686

Series 2023, RB(f)	5.50%	09/01/2053	1,825	1,765,190

Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(f)	4.75%	09/01/2030	325	324,424

Series 2023, RB(f)	5.50%	09/01/2042	875	871,931

Series 2023, RB(f)	5.75%	09/01/2052	1,500	1,493,694

Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(f)	5.50%	09/01/2030	250	249,568

Series 2023, RB(f)	6.25%	09/01/2042	800	797,351

Series 2023, RB(f)	6.50%	09/01/2052	1,300	1,294,940

Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	800	786,812

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	970,310

Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,016,252

Chapel Hill Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,140,713

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,824,868

Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,423,057

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,035,704

Corpus Christi Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	8,000	7,404,211

Crandall (City of), TX;
Series 2021, RB(f)	4.75%	09/15/2031	100	91,255

Series 2021, RB(f)	4.25%	09/15/2041	250	210,124

Series 2021, RB(f)	5.00%	09/15/2041	500	451,434

Series 2021, RB(f)	4.50%	09/15/2051	1,500	1,179,220

Series 2021, RB(f)	5.25%	09/15/2051	500	445,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
Crandall Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	$1,315	$1,403,709

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,600	1,692,462

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,136,512

Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,581,356

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,205,286

Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	31,180	28,381,729

Denton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	8,000	8,549,002

DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(f)	5.50%	09/15/2050	1,500	1,427,162

Edinburg Economic Development Corp.; Series 2019, RB(f)	5.00%	08/15/2044	1,645	1,523,424

El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,506,462

Fort Worth Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,000	6,706,949

Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	865	720,140

Series 2014, RB	6.00%	09/01/2038	2,855	1,965,241

Series 2014, RB	6.13%	09/01/2044	2,800	1,856,822

Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	7,375	7,774,341

Grand Parkway Transportation Corp.; Series 2015 XF2034, Revenue Ctfs.(b)(j)(k)	5.00%	10/01/2023	10,000	10,009,846

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2048	32,525	33,621,805

Gulf Coast Industrial Development Authority; Series 1998, RB(c)	8.00%	04/01/2028	20	20,014
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	18,050	16,733,747

Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(f)	5.50%	09/15/2042	2,000	1,992,953

Series 2022, RB(f)	5.75%	09/15/2052	3,550	3,520,215

Hays Consolidated Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	11,000	11,710,334

Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(e)	4.00%	05/01/2044	2,355	2,124,610

Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	6,817,522

Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,299,024

Series 2021 A, RB(c)	4.00%	07/01/2046	6,400	5,774,157

Series 2021 A, RB(c)	4.00%	07/01/2048	5	4,457

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(c)	5.00%	07/01/2029	1,000	999,585

Series 2020 A, Ref. RB(c)	5.00%	07/01/2027	1,250	1,260,489

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(c)	5.00%	07/15/2028	8,250	8,357,239

Series 2020 B-2, Ref. RB(c)	5.00%	07/15/2027	1,750	1,764,990

Series 2021 B-1, RB(c)	4.00%	07/15/2041	15,000	13,272,205

Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.00%	02/15/2052	20,500	18,980,253

Hutto Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	3,000	3,210,358

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	3,000	3,180,154

Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,314,511

Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	19,162,712

Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	10,000	10,601,850

Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	28,550	30,131,636

Series 2023, GO Bonds(k)	4.00%	02/15/2048	37,500	35,065,680

Series 2023, GO Bonds(k)	4.00%	02/15/2053	35,000	32,140,479

Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	5,455,805

Little Elm (Town of), TX; Series 2022, RB(f)	6.88%	09/01/2052	2,700	2,800,607

Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(f)	5.75%	09/15/2052	2,500	2,417,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$31,250	$29,425,709

Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(f)	5.25%	09/15/2042	1,500	1,422,193

Series 2022, RB(f)	5.38%	09/15/2052	2,500	2,349,938

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(f)	4.63%	10/01/2031	25,000	24,431,317

New Caney Independent School District; Series 2023, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	17,950	19,136,604

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	114,341

Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,710,448

Series 2021, RB	2.00%	11/15/2061	3,922	1,551,302

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB (Acquired 05/05/2016; Cost $365,079)(i)	5.00%	07/01/2031	350	239,750

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB (Acquired 05/05/2016; Cost $1,799,657)(i)	5.00%	07/02/2046	1,750	1,198,750

Series 2016, RB (Acquired 05/05/2016; Cost $1,792,586)(i)	5.00%	07/03/2051	1,750	1,198,750

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2038	500	505,121

Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2048	1,750	1,733,635

Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2058	2,400	2,353,103

New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(f)	5.00%	08/15/2040	2,390	2,156,706

Series 2020 A, RB(f)	5.00%	08/15/2050	2,220	1,878,262

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	6,268,572

New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(f)	6.00%	08/15/2037	1,000	1,011,983

Series 2018 A, RB(f)	6.00%	08/15/2047	13,435	13,383,686

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	348,613

Series 2016 A, RB	5.50%	11/15/2046	650	528,077

Series 2016 A, RB	5.50%	11/15/2052	3,425	2,704,680

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	18,335	16,682,499

Series 2022 A, RB	6.75%	10/01/2052	9,910	8,801,719

Series 2022 A, RB	6.88%	10/01/2057	15,910	14,212,573

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	3,700	2,936,038

Series 2020, RB	5.25%	10/01/2055	12,390	9,556,014

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,004,505

North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,445	1,445,653

North Parkway Municipal Management District No. 1;
Series 2021, RB(f)	4.00%	09/15/2041	500	427,195

Series 2021, RB(f)	4.25%	09/15/2051	1,000	830,705

North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(f)	4.75%	09/15/2041	2,000	1,849,089

Series 2021, RB(f)	5.00%	09/15/2051	3,500	3,152,126

Pflugerville (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	7,285	7,703,269

Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(f)	5.75%	09/15/2032	340	338,340

Series 2022, RB(f)	5.50%	09/15/2042	800	782,456

Series 2022, RB(f)	5.63%	09/15/2052	1,450	1,413,548

Series 2022, RB(f)	6.13%	09/15/2052	2,070	2,086,101

Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(f)	5.50%	09/15/2042	750	733,552

Series 2022, RB(f)	5.63%	09/15/2052	1,300	1,267,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(f)	5.38%	09/15/2027	$350	$350,316
Series 2022, RB(f)	5.63%	09/15/2032	400	403,007
Series 2022, RB(f)	6.00%	09/15/2052	4,000	4,024,331
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(f)	5.50%	09/15/2048	2,000	1,960,029
Series 2022, RB(f)	6.50%	09/15/2052	1,484	1,505,001
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	631,984
Series 2016 A, RB	5.00%	08/15/2046	1,000	899,182
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(f)	5.13%	09/01/2042	845	819,558
Series 2022, RB(f)	5.25%	09/01/2052	1,375	1,308,703
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	9,620	9,721,487
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(b)(j)	8.00%	11/15/2024	3,000	3,157,121
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,432,071
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	447,452
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,725	1,724,990
San Antonio (City of), TX;
Series 2021 A, RB(k)	5.00%	02/01/2046	10,000	10,506,171
Series 2021 A, RB(k)	5.00%	02/01/2049	3,605	3,771,151
Series 2023, RB(k)	4.00%	05/15/2051	20,000	17,983,240
San Antonio Municipal Facilities Corp. (City Tower Renovation); Series 2021, RB	4.00%	08/01/2048	13,000	12,277,710
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(c)(g)(h)(i)	7.50%	07/01/2038	26,820	6,705,000
sherman (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/15/2048	10,000	10,542,787
Sherman Independent School District; Series 2023 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	10,000	10,585,867
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,643,070
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,532,445
Series 2017, RB	6.75%	11/15/2052	2,100	2,114,680
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(g)(i)	6.38%	02/15/2048	5,710	3,140,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(g)(i)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(g)(i)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	479,550
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,857,379
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	2,689,113
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,210,877
Tender Option Bond Trust Receipts/Certificates;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	02/01/2048	14,000	14,997,426
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.25%	02/01/2053	10,000	9,748,786
Series 2023, RB(k)	4.25%	02/15/2053	29,650	28,290,384
Texas (State of);
Series 2023 A, GO Bonds(c)	4.13%	08/01/2044	6,205	5,783,774
Series 2023 A, GO Bonds(c)	4.13%	08/01/2046	19,530	18,164,056
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2042	18,825	18,825,000
Texas (State of) Water Development Board;
Series 2018, RB(k)	5.00%	10/15/2053	13,515	14,000,564
Series 2019 A, RB	4.00%	10/15/2044	5,000	4,781,722
Series 2019 A, RB	4.00%	10/15/2049	10,000	9,412,032
Series 2021, RB	4.00%	10/15/2056	15,000	13,883,760
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	8,500	8,004,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas State Student Housing Corp.; Series 2001, RB(g)	6.85%	07/01/2031	$215	$210,700
Texas State Technical College;
Series 2022, RB (INS - AGM)(e)(k)	5.50%	08/01/2042	12,500	13,759,911
Series 2022, RB (INS - AGM)(e)(k)	6.00%	08/01/2054	6,000	6,709,947
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,896	1,897,973
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	22,800	21,845,492
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	37,132,891
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,000	5,941,997
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,000	8,729,679
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(e)	4.25%	10/01/2044	1,360	1,334,762
Series 2022, GO Bonds (INS - AGM)(e)	4.25%	10/01/2047	1,540	1,486,092
Series 2022, GO Bonds (INS - AGM)(e)	4.38%	10/01/2048	1,805	1,768,236
Series 2022, GO Bonds (INS - AGM)(e)	4.50%	10/01/2050	1,510	1,495,302
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,106,131
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2056	17,340	18,253,754
				1,142,985,928

Utah–1.27%
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(d)(f)	8.25%	03/01/2053	18,700	14,136,231
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(f)	7.38%	09/15/2051	5,500	4,476,607
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(f)	6.00%	03/01/2053	6,500	6,229,917
Series 2022 B, GO Bonds(f)	9.00%	03/15/2053	1,239	1,200,644
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(f)	5.50%	03/01/2051	11,500	8,709,179
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	40	40,092
Series 2014, RB	8.25%	08/01/2034	610	600,064
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(f)	6.00%	03/01/2051	13,815	10,809,956
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(f)	4.38%	02/01/2051	1,000	740,862
Series 2021 B, GO Bonds(f)	7.38%	08/15/2051	600	481,628
Salt Lake City (City of), UT;
Series 2017 A, RB(c)	5.00%	07/01/2047	5,000	5,041,637
Series 2021 A, RB (INS - AGM)(c)(e)	4.00%	07/01/2051	20,420	18,138,710
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,615	1,609,379
Series 2012, RB	6.25%	07/15/2042	3,870	3,798,259
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(f)	5.00%	10/15/2038	2,330	2,158,114
Series 2018 A, RB(f)	5.25%	10/15/2048	2,205	1,982,504
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(f)	5.00%	06/15/2050	2,000	1,727,799
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	3,645	3,213,406
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(f)	5.00%	02/15/2046	855	782,744
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(f)	5.25%	06/15/2037	4,810	4,587,230
Series 2017, Ref. RB(f)	5.38%	06/15/2048	8,415	7,629,735
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(f)	7.00%	12/01/2042	8,630	8,521,090
				106,615,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(f)	5.75%	12/01/2036	$1,450	$ 1,451,168
Series 2018 A, RB(f)	5.60%	12/01/2043	960	922,260
Series 2019 A, RB(f)	5.00%	12/01/2048	4,330	3,675,961
				6,049,389

Virgin Islands–0.14%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(l)	0.00%	05/15/2035	23,395	11,393,416

Virginia–0.76%
Atlantic Park Community Development Authority; Series 2023, RB(f)	6.25%	08/01/2045	16,865	15,851,297
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(g)(h)	6.75%	03/01/2034	1,291	839,150
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	919	695,118
Series 2014 B, RB	6.05%	03/01/2044	2,607	2,132,588
Series 2014 C, RB(g)	6.05%	03/01/2054	2,183	1,091,507
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	20,650	16,538,445
Series 2019, RB	4.00%	01/01/2029	1,100	999,074
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	1,000	919,918
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(f)	5.55%	01/01/2037	2,100	1,851,991
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $3,715,000)(g)(i)	5.00%	09/01/2050	3,910	2,346,001
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $2,749,000)(g)(i)	5.13%	09/01/2055	2,920	1,752,001
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $14,405,820)(g)(i)	5.25%	09/01/2049	14,735	8,841,009
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $7,074,524)(g)(i)	5.38%	09/01/2054	7,215	4,329,005
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,392,573
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(f)	5.00%	07/01/2038	4,690	4,328,696
				63,908,373

Washington–1.38%
Kalispel Tribe of Indians;
Series 2018 A, RB(f)	5.00%	01/01/2032	2,185	2,229,332
Series 2018 A, RB(f)	5.25%	01/01/2038	3,000	3,061,024
Series 2018 B, RB(f)	5.00%	01/01/2032	500	510,145
Series 2018 B, RB(f)	5.25%	01/01/2038	1,000	1,020,341
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	110	109,140
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(c)	6.10%	10/01/2031	40	38,377
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	2,125	2,125,610
Seattle (Port of), WA;
Series 2021 C, Ref. RB(c)	5.00%	08/01/2046	12,000	12,290,020
Series 2022 B, Ref. RB(c)	4.00%	08/01/2047	3,000	2,689,374
Series 2022 B, Ref. RB(c)	5.00%	08/01/2047	8,195	8,429,284
Series 2022 B, Ref. RB(c)	5.50%	08/01/2047	2,500	2,671,360
Series 2022, RB(c)(k)	5.00%	04/01/2044	25,295	25,877,187
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,939	1,847,426
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC);
Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(c)(f)(g)(i)	7.50%	01/01/2032	26,355	2,635
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(f)	5.63%	12/01/2040	8,000	7,696,234
Washington (State of) Economic Development Finance Authority (North Pacific Paper);
Series 2020 B, Ref. RB(f)	9.00%	12/01/2036	16,050	16,319,558
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(f)(j)	7.00%	07/01/2025	1,000	1,053,742
Series 2015 A, RB(b)(f)(j)	7.00%	07/01/2025	1,700	1,791,361
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(f)	5.00%	01/01/2046	6,000	4,699,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$20,889	$18,927,087
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(f)	5.00%	01/01/2055	3,265	2,417,197
				115,805,728

West Virginia–0.88%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(f)(g)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(f)(g)	5.75%	06/01/2042	18,975	13,587,259
Series 2019 B, Ref. RB(f)(g)	7.50%	06/01/2042	5,285	4,052,711
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(f)	5.75%	06/01/2043	800	835,705
Series 2023, Ref. RB(f)	6.00%	06/01/2053	1,000	1,058,865
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(f)	5.75%	06/01/2043	3,435	3,519,192
Series 2020, Ref. RB(f)	7.50%	06/01/2043	9,060	9,831,964
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,430,906
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(c)(f)	9.50%	05/01/2043	20,000	19,802,460
				73,691,562

Wisconsin–1.56%
Gillett (City of), WI; Series 2021 A, RB(c)(f)	5.50%	12/01/2032	4,600	3,813,449
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,646,117
Series 2019, Ref. RB	5.00%	11/01/2046	5,200	4,075,307
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,233,820
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	5.00%	08/01/2049	2,750	1,871,467
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 18,137)(f)(i)(l)	0.00%	01/01/2047	156	3,411
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 15,483)(f)(i)(l)	0.00%	01/01/2048	136	2,827
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 14,873)(f)(i)(l)	0.00%	01/01/2049	134	2,625
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 14,046)(f)(i)(l)	0.00%	01/01/2050	129	2,360
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 13,478)(f)(i)(l)	0.00%	01/01/2051	127	2,199
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2052	165	2,658
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2053	163	2,488
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2054	158	2,263
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2055	154	2,097
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2056	151	1,953
Series 2005 A-1, RB(f)(g)	5.50%	07/01/2056	8,230	4,506,473
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2057	168	2,039
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2058	163	1,879
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2059	159	1,739
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2060	156	1,599
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2061	153	1,486
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2062	149	1,365
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2063	146	1,268
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2064	143	1,180
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2065	140	1,091
Series 2005 A-1, RB(f)(l)	0.00%	01/01/2066	151	1,088
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $ 132,925)(f)(i)(l)	0.00%	01/01/2067	1,821	11,854
Series 2012 C, Ref. RB(c)	5.25%	07/01/2028	1,190	1,190,553
Series 2012, RB	6.00%	09/01/2045	5,750	5,308,826
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,834,361
Series 2016 A, RB(f)	5.25%	05/01/2046	2,500	2,207,243
Series 2016 A, RB	5.25%	01/01/2052	10,960	7,979,629
Series 2018, RB (INS - AGM)(e)	5.00%	07/01/2058	7,900	8,014,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2019, RB(f)	5.00%	06/15/2054	$455	$388,602
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(f)	5.00%	06/01/2040	760	661,470
Series 2020 A, RB(f)	5.00%	06/01/2049	1,340	1,083,127
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(f)	6.25%	06/01/2052	13,685	13,222,485
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)(g)	6.75%	08/01/2031	22,000	15,400,000
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(f)	5.13%	06/01/2048	2,075	1,806,246
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(f)	4.75%	06/01/2029	250	237,553
Series 2019 A, RB(f)	5.25%	06/01/2039	750	675,477
Series 2019 A, RB(f)	5.50%	06/01/2049	1,940	1,703,224
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(f)	5.75%	06/01/2025	16,975	16,986,636
Series 2022 B, RB(f)	7.50%	06/01/2025	1,970	1,911,709
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	860	860,356
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,462
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(f)	6.63%	07/01/2053	600	601,555
Series 2023, RB(f)	6.75%	07/01/2058	550	551,581
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(f)(l)	0.00%	09/01/2029	7,000	4,455,485
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2049	520	452,780
Wisconsin (State of) Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(f)	4.50%	07/01/2048	5,000	3,750,708
Series 2021 B, RB(f)	6.00%	07/01/2031	7,040	6,094,613
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	3,495	2,911,339
Series 2019 A, RB(f)	5.50%	06/01/2054	4,320	3,505,456
Series 2019, RB(f)	5.62%	06/01/2029	730	675,395
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(f)	5.25%	03/01/2045	4,325	3,780,428
				130,794,565
Total Municipal Obligations (Cost $10,115,464,027)				9,425,444,515

			Shares
Common Stocks & Other Equity Interests–0.35%
Delta Air Lines, Inc.			7,679	329,275
General Motors Co.			2,919	97,816
Energy Harbor Corp.(o)			363,120	28,686,480
Total Common Stocks & Other Equity Interests (Cost $11,063,438)				29,113,571

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.29%
California–0.18%
CalPlant I LLC;
Series 21A(f)(g)(h)	9.50%	03/31/2024	$1,005	1,005,000
Series 21B(f)(g)(h)	9.50%	03/31/2024	3,820	3,820,000
Series 22A(f)(g)(h)	9.50%	03/31/2024	2,105	2,105,000
Series 22B(f)(g)(h)	9.50%	03/31/2024	180	180,000
Series 22C(f)(g)(h)	9.50%	03/31/2024	1,380	1,380,000
Series 22X(f)(g)(h)	9.50%	03/31/2024	2,075	2,075,000
Series 23A(f)(g)(h)	9.50%	03/31/2024	730	730,000
Series 23B(f)(g)(h)	9.50%	03/31/2024	650	650,000
Series 23C(f)(g)(h)	9.50%	03/31/2024	1,035	1,035,000
Series 23D (Acquired 05/04/2023; Cost $900,000)(f)(g)(h)(i)	9.50%	03/31/2024	900	900,000
Series 23E(f)(g)(h)	9.50%	03/31/2024	1,020	1,020,000
				14,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-0.03%
Red River Biorefinery LLC; Class 23ASeries 23A(f)(h)	15.00%	12/31/2023	$2,000	$2,000,000

West Virginia-0.08%
Empire South Terminal of West Virginia LLC(f)	14.00%	11/01/2023	6,850	6,916,856
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,750,000)				23,816,856
TOTAL INVESTMENTS IN SECURITIES(p)–113.34% (Cost $10,150,277,465)				9,478,374,942
FLOATING RATE NOTE OBLIGATIONS–(14.40)%
Notes with interest and fee rates ranging from 4.58% to 4.83% at 08/31/2023 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062 (See Note 1J)(q)				(1,204,215,000)
BORROWINGS-(0.23)%				(19,200,000)
OTHER ASSETS LESS LIABILITIES-1.29%				108,010,710
NET ASSETS–100.00%				$8,362,970,652

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CHF	- Swiss Franc
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $1,196,814,538, which represented 14.31% of the Fund’s Net Assets.

(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $198,339,607, which represented 2.37% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Restricted security. The aggregate value of these securities at August 31, 2023 was $148,262,442, which represented 1.77% of the Fund’s Net Assets.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(l)	Zero coupon bond issued at a discount.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $99,060,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $1,672,895,786 are held by TOB Trusts and serve as collateral for the $1,204,215,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41	Invesco Rochester® Municipal Opportunities Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	83.01%
General Obligation Bonds	16.08
Pre-Refunded Bonds	0.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42	Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $10,150,277,465)	$9,478,374,942

Receivable for:
Investments sold	30,914,909

Fund shares sold	13,774,535

Interest	141,672,562

Investments matured, at value (Cost $58,694,574)	14,776,720

Investment for trustee deferred compensation and retirement plans	301,813

Other assets	1,784,900

Total assets	9,681,600,381

Liabilities:
Floating rate note obligations	1,204,215,000

Payable for:
Borrowings	19,200,000

Investments purchased	25,686,999

Dividends	18,323,442

Fund shares reacquired	7,935,516

Amount due custodian	26,079,026

Accrued fees to affiliates	2,660,877

Accrued interest expense	175,378

Accrued trustees’ and officers’ fees and benefits	152,459

Accrued other operating expenses	13,899,219

Trustee deferred compensation and retirement plans	301,813

Total liabilities	1,318,629,729

Net assets applicable to shares outstanding	$8,362,970,652

Net assets consist of:
Shares of beneficial interest	$11,173,223,755

Distributable earnings (loss)	(2,810,253,103)

$8,362,970,652

Net Assets:
Class A	$3,926,754,889

Class C	$541,004,842

Class Y	$3,811,032,445

Class R5	$18,527

Class R6	$84,159,949

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	588,341,217

Class C	81,406,436

Class Y	571,706,150

Class R5	2,776

Class R6	12,613,455

Class A:
Net asset value per share	$6.67

Maximum offering price per share (Net asset value of $6.67 ÷ 95.75%)	$6.97

Class C:
Net asset value and offering price per share	$6.65

Class Y:
Net asset value and offering price per share	$6.67

Class R5:
Net asset value and offering price per share	$6.67

Class R6:
Net asset value and offering price per share	$6.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43	Invesco Rochester® Municipal Opportunities Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:
Interest	$237,496,989

Expenses:
Advisory fees	14,539,664

Administrative services fees	583,239

Custodian fees	25,978

Distribution fees:

Class A	4,924,151

Class C	2,508,768

Interest, facilities and maintenance fees	28,601,124

Transfer agent fees - A, C and Y	2,536,375

Transfer agent fees - R5	2

Transfer agent fees - R6	7,406

Trustees’ and officers’ fees and benefits	47,179

Registration and filing fees	269,742

Reports to shareholders	93,399

Professional services fees	831,539

Other	60,570

Total expenses	55,029,136

Less: Expense offset arrangement(s)	(6,523)

Net expenses	55,022,613

Net investment income	182,474,376

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(59,403,118)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(3,802,670)

Net realized and unrealized gain (loss)	(63,205,788)

Net increase in net assets resulting from operations	$119,268,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44	Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$182,474,376	$348,559,212

Net realized gain (loss)	(59,403,118)	(480,004,669)

Change in net unrealized appreciation (depreciation)	(3,802,670)	(738,146,217)

Net increase (decrease) in net assets resulting from operations	119,268,588	(869,591,674)

Distributions to shareholders from distributable earnings:
Class A	(98,592,233)	(183,944,640)

Class C	(12,110,793)	(24,427,594)

Class Y	(95,416,594)	(158,331,163)

Class R5	(492)	(61,264)

Class R6	(2,536,902)	(3,596,973)

Total distributions from distributable earnings	(208,657,014)	(370,361,634)

Share transactions–net:
Class A	143,928,353	(155,678,826)

Class C	(7,355,904)	(101,725,735)

Class Y	459,980,912	234,126,867

Class R5	260	(5,216,319)

Class R6	1,325,193	41,544,059

Net increase in net assets resulting from share transactions	597,878,814	13,050,046

Net increase (decrease) in net assets	508,490,388	(1,226,903,262)

Net assets:
Beginning of period	7,854,480,264	9,081,383,526

End of period	$8,362,970,652	$7,854,480,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45	Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2023

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$119,268,588

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,497,463,397)

Proceeds from sales of investments	1,028,044,076

Proceeds from sales of short-term investments, net	(100,203,215)

Amortization of premium on investment securities	12,275,537

Accretion of discount on investment securities	(28,561,506)

Net realized loss from investment securities	59,403,118

Net change in unrealized depreciation on investment securities	3,802,670

Change in operating assets and liabilities:

Increase in receivables and other assets	(9,808,792)

Increase in accrued expenses and other payables	13,586,548

Net cash provided by (used in) operating activities	(399,656,373)

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(104,128,991)

Increase in payable for amount due custodian	26,079,026

Proceeds from shares of beneficial interest sold	1,546,804,216

Proceeds of TOB Trusts	142,535,000

Repayments of TOB Trusts	(162,415,000)

Proceeds from borrowings	9,800,000

Disbursements from shares of beneficial interest reacquired	(1,059,524,168)

Net cash provided by (used in) financing activities	399,150,083

Net decrease in cash and cash equivalents	(506,290)

Cash and cash equivalents at beginning of period	506,290

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$103,086,753

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$28,631,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46	Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$6.74	$0.15	$(0.05)	$0.10	$(0.17)	$6.67	1.47%		$3,926,755	1.40	%(d)	1.40	%(d)	0.70	%(d)	4.36	%(d)	11%
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)		3,822,402	1.30		1.30		0.72		4.41		47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95		4,596,751	0.85		0.85		0.69		3.24		22
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13		4,323,667	0.95		0.95		0.77		3.87		28
Seven months ended 02/29/20	7.81	0.20	0.48	0.68	(0.19)	8.30	8.87		4,389,039	0.95	(d)	0.95	(d)	0.69	(d)	4.26	(d)	9
Year ended 07/31/19	7.34	0.35	0.45	0.80	(0.33)	7.81	11.26		3,825,646	1.20		1.20		0.76		4.64		34
Year ended 07/31/18	7.27	0.36	0.08	0.44	(0.37)	7.34	6.34		3,164,888	1.04		1.04		0.81		4.94		34
Class C
Six months ended 08/31/23	6.71	0.13	(0.04)	0.09	(0.15)	6.65	1.29	(e)	541,005	2.05	(d)(e)	2.05	(d)(e)	1.35	(d)(e)	3.71	(d)(e)	11
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94	)(e)	553,465	1.95	(e)	1.95	(e)	1.37	(e)	3.76	(e)	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	(e)	754,439	1.50	(e)	1.50	(e)	1.34	(e)	2.59	(e)	22
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54		717,496	1.60		1.60		1.42		3.22		28
Seven months ended 02/29/20	7.77	0.17	0.48	0.65	(0.16)	8.26	8.51		1,020,424	1.61	(d)	1.61	(d)	1.35	(d)	3.61	(d)	9
Year ended 07/31/19	7.31	0.30	0.45	0.75	(0.29)	7.77	10.45		1,019,084	1.86		1.86		1.42		3.99		34
Year ended 07/31/18	7.24	0.31	0.09	0.40	(0.33)	7.31	5.68		1,231,057	1.69		1.69		1.46		4.29		34
Class Y
Six months ended 08/31/23	6.73	0.16	(0.04)	0.12	(0.18)	6.67	1.75		3,811,032	1.15	(d)	1.15	(d)	0.45	(d)	4.61	(d)	11
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)		3,394,429	1.05		1.05		0.47		4.66		47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20		3,674,521	0.60		0.60		0.44		3.49		22
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40		3,018,845	0.70		0.70		0.52		4.12		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.04		2,968,456	0.71	(d)	0.71	(d)	0.45	(d)	4.51	(d)	9
Year ended 07/31/19	7.33	0.37	0.45	0.82	(0.35)	7.80	11.55		2,430,627	0.95		0.95		0.51		4.89		34
Year ended 07/31/18	7.26	0.38	0.08	0.46	(0.39)	7.33	6.61		1,824,770	0.79		0.79		0.56		5.19		34
Class R5
Six months ended 08/31/23	6.73	0.17	(0.05)	0.12	(0.18)	6.67	1.74		19	0.94	(d)	0.94	(d)	0.24	(d)	4.82	(d)	11
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)		18	1.05		1.05		0.47		4.66		47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06		5,625	0.65		0.65		0.49		3.44		22
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58		7,290	0.67		0.67		0.49		4.15		28
Seven months ended 02/29/20	7.80	0.22	0.51	0.73	(0.24)	8.29	9.49		4,697	0.64	(d)	0.64	(d)	0.38	(d)	4.57	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.03		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34
Class R6
Six months ended 08/31/23	6.74	0.16	(0.05)	0.11	(0.18)	6.67	1.62		84,160	1.11	(d)	1.11	(d)	0.41	(d)	4.65	(d)	11
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)		84,167	0.98		0.98		0.40		4.73		47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02		50,048	0.57		0.57		0.41		3.52		22
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76		9,977	0.58		0.58		0.40		4.24		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.05		13,146	0.67	(d)	0.67	(d)	0.41	(d)	4.54	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.04		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. (d) Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.90% for the six months ended August 31, 2023 and for the years ended February 28, 2023 and February 28, 2022.

(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47	Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek tax-free income.

 The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

48	Invesco Rochester® Municipal Opportunities Fund

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by

49	Invesco Rochester® Municipal Opportunities Fund

the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

50	Invesco Rochester® Municipal Opportunities Fund

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $131,512 in front-end sales commissions from the sale of Class A shares and $35,730 and $20,737 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Obligations	$–	$9,354,197,693	$71,246,822	$9,425,444,515
Common Stocks & Other Equity Interests	29,113,571	–	–	29,113,571
U.S. Dollar Denominated Bonds & Notes	–	6,916,856	16,900,000	23,816,856
Total Investments in Securities	29,113,571	9,361,114,549	88,146,822	9,478,374,942

Other Investments - Assets
Investments Matured	–	3,083,244	11,693,476	14,776,720
Total Investments	$29,113,571	$9,364,197,793	$99,840,298	$9,493,151,662

 A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

 The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/23
Municipal Obligations	$80,462,271	$289,004	$(6,931,040)	$78,681	$(3,451,827)	$4,894,418	$2,642,850	$(6,737,535)	$71,246,822
U.S. Dollar Denominated Bonds & Notes	9,220,000	4,955,000	–	–	–	(11,226)	2,736,226	–	16,900,000
Investments Matured	19,937,028	–	(12,798,271)	–	–	4,554,719	–	–	11,693,476
Total	$109,619,299	$5,244,004	$(19,729,311)	$78,681	$(3,451,827)	$9,437,911	$5,379,076	$(6,737,535)	$99,840,298
 Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,523.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

51	Invesco Rochester® Municipal Opportunities Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

 During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $47,871,196 with an average interest rate of 5.17%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

 Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $1,215,554,286 and 4.01%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$369,756,281	$1,721,558,866	$2,091,315,147

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $1,408,329,239 and $949,564,957, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$152,448,726

Aggregate unrealized (depreciation) of investments	(938,919,882)

Net unrealized appreciation (depreciation) of investments	$(786,471,156)

 Cost of investments for tax purposes is $10,279,622,818.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	56,648,135	$386,696,534	146,689,767	$1,017,506,298
Class C	8,531,512	57,975,796	17,343,945	119,979,909
Class Y	149,735,851	1,020,629,621	412,578,057	2,855,699,579
Class R6	12,444,769	85,495,254	29,368,434	202,587,945

Issued as reinvestment of dividends:
Class A	6,559,966	44,689,795	12,032,176	82,948,684
Class C	1,061,471	7,201,213	2,053,630	14,113,566
Class Y	7,378,107	50,204,073	11,745,225	80,892,681
Class R5	38	260	5,940	41,746
Class R6	145,554	991,412	172,729	1,187,571

52	Invesco Rochester® Municipal Opportunities Fund

		Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	3,802,598	$25,956,784	7,116,547	$49,511,990

Class C	(3,818,839)	(25,956,784)	(7,147,445)	(49,511,990)

Reacquired:
Class A	(45,987,199)	(313,414,760)	(187,995,073)	(1,305,645,798)

Class C	(6,863,488)	(46,576,129)	(26,924,140)	(186,307,220)

Class Y	(89,835,001)	(610,852,782)	(391,679,127)	(2,702,465,393)

Class R5	-	-	(725,242)	(5,258,065)

Class R6	(12,469,269)	(85,161,473)	(23,470,538)	(162,231,457)

Net increase in share activity	87,334,205	$597,878,814	1,164,885	$13,050,046

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53	Invesco Rochester® Municipal Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/23)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,014.70	$7.09	$1,018.10	$7.10	1.40%
Class C	1,000.00	1,012.90	10.37	1,014.83	10.38	2.05
Class Y	1,000.00	1,017.50	5.83	1,019.36	5.84	1.15
Class R5	1,000.00	1,017.40	4.77	1,020.41	4.77	0.94
Class R6	1,000.00	1,016.20	5.63	1,019.56	5.63	1.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. The annualized expense ratio for Class R5 shares has been restated due to an increase in the sub-transfer agency fee rate. Had this increase occurred at the beginning of the most recent fiscal half year, the annualized expense ratio for Class R5 shares would have been 1.16%.

[3]	The actual expenses paid, restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year, are $5.89 for Class R5 shares.
[4]	The hypothetical expenses paid, restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year, are $5.89 for Class R5 shares.

54	Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond High Yield Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

55	Invesco Rochester® Municipal Opportunities Fund

below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for

56	Invesco Rochester® Municipal Opportunities Fund

executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

57	Invesco Rochester® Municipal Opportunities Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROHYM-SAR-1

Semiannual Report to Shareholders	August 31, 2023

Invesco Rochester® New York Municipals Fund

Nasdaq:
A: RMUNX ∎ C: RMUCX ∎ Y: RMUYX ∎ R6: IORUX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
22	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
32	Fund Expenses
33	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.17%
Class C Shares	1.79
Class Y Shares	2.29
Class R6 Shares	2.31
S&P Municipal Bond New York 5+ Year Investment Grade Index▼	1.40
U.S. Consumer Price Index∎	2.06

Source(s):▼RIMES Technologies Corp.; ∎ Bloomberg LP

The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater than five years.

 The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® New York Municipals Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (5/15/86)	5.66%
10 Years	4.28
5 Years	1.27
1 Year	-2.06
Class C Shares
Inception (3/17/97)	4.47%
10 Years	4.07
5 Years	1.41
1 Year	0.57
Class Y Shares
Inception (4/28/00)	5.00%
10 Years	4.95
5 Years	2.40
1 Year	2.56
Class R6 Shares
10 Years	4.87%
5 Years	2.42
1 Year	2.61

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Fund Municipals, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New York Municipals Fund. The Fund was subsequently renamed the Invesco Rochester® New York Municipals Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® New York Municipals Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® New York Municipals Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.20%
New York–99.23%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,804,229

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,644,968

Series 2018 B, RB(a)	5.00%	12/15/2033	335	353,523

Series 2018 B, RB(a)	5.00%	12/15/2034	250	262,931

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,340	1,187,216

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	322,637

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,749,202

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2029	1,195	1,015,111

Series 2021, Ref. RB	4.00%	07/01/2030	1,245	1,031,898

Series 2021, Ref. RB	4.00%	07/01/2031	1,295	1,047,618

Series 2021, Ref. RB	4.00%	07/01/2041	1,000	622,774

Series 2021, Ref. RB	4.00%	07/01/2051	17,805	9,780,473

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	308,921

Series 2016 A, Ref. RB	5.00%	05/01/2028	400	412,507

Series 2016 A, Ref. RB	5.00%	05/01/2029	550	566,916

Series 2016 A, Ref. RB	5.00%	05/01/2030	350	360,675

Series 2016 A, Ref. RB	5.00%	05/01/2031	350	360,497

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	205,692

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,549,927

Series 2022 A, Ref. RB	5.00%	12/01/2052	6,185	5,739,326

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,282,620

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,922,417

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,049,847

Amherst Development Corp. (UBF Faculty-Student Housing Corp. – Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,038,518

Battery Park (City of), NY Authority (Sustainability Bonds); Series 2023 A, RB	5.00%	11/01/2053	10,000	10,680,600

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,740,331

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,242,320

Series 2020 B, RB	4.00%	11/01/2055	6,400	4,919,649

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,239,096

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,032,300

Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	853,305

Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,219,131

Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,093,408

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,123,033

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,292,186

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,225	1,221,970

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	851,351

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	143,762

Series 2018, Ref. RB	5.00%	10/01/2033	150	154,030

Series 2018, Ref. RB	5.00%	10/01/2037	500	503,466

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,034,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A,RB	5.00%	08/01/2037	$825	$786,769

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	308,605

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	154,249

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	215,874

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	251,765

Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(d)	5.50%	09/01/2045	3,130	3,057,416

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,525,653

Series 2018, RB	5.00%	06/01/2048	2,415	2,318,854

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	8,725,265

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	507,952

Series 2019, RB	4.00%	07/01/2049	1,300	1,163,731

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,323,734

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(d)	5.75%	06/01/2052	1,250	1,260,282

Series 2022, RB(d)	5.75%	06/01/2062	3,250	3,258,661

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	525,128

Series 2022 A, RB	5.00%	07/01/2056	450	421,751

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,762,743

Series 2023, RB	5.25%	07/01/2062	6,500	6,499,082

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	916,984

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,541,838

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,456,751

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(e)(f)	5.00%	07/01/2024	500	506,219

Series 2014, Ref. RB(e)(f)	5.00%	07/01/2024	1,100	1,113,682

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(d)	5.00%	06/01/2047	1,250	1,124,818

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(d)	5.63%	02/01/2039	1,100	1,054,569

Series 2019, RB(d)	5.75%	02/01/2049	1,330	1,214,338

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(d)	4.00%	06/15/2041	610	487,993

Series 2021 A, RB(d)	4.00%	06/15/2051	735	529,587

Series 2021 A, RB(d)	4.00%	06/15/2056	530	371,250

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	485	486,684

Series 2014, Ref. RB(a)(d)	5.00%	01/01/2035	4,350	4,396,284

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(d)	5.00%	06/01/2051	1,500	1,341,012

Series 2021 A, RB(d)	5.00%	06/01/2056	1,250	1,099,046

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(d)	4.00%	11/01/2041	1,775	1,420,824

Series 2021 A, RB(d)	4.00%	11/01/2051	1,000	729,699

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,119,554

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(d)	5.50%	06/15/2053	2,125	2,055,361

Series 2023, RB(d)	5.50%	06/15/2063	1,375	1,304,950

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(d)	6.50%	07/01/2052	9,820	9,490,647

Series 2022, RB(d)	6.50%	07/01/2057	10,430	9,911,076

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,065	1,027,923

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,274,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	$200	$201,843

Series 2014, RB	5.00%	05/01/2039	250	251,234

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	526,689

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	557,056

Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,115

Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,517,029

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	878,628

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,016,104

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,569,239

Series 2020 A, Ref. RB	5.00%	07/01/2051	4,500	4,502,153

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	1,135	1,194,499

Series 2021, Ref. RB	4.00%	07/01/2036	1,040	972,819

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,051,314

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(e)(f)	5.00%	07/01/2024	1,195	1,211,323

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,278,691

Series 2016 B, RB	4.00%	07/01/2034	6,410	6,060,727

Series 2016 B, RB	5.00%	07/01/2046	14,275	13,797,009

Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,105,505

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,386,653

Series 2022, RB	4.00%	07/01/2049	9,370	8,365,488

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	2,979,552

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	888,296

Series 2017, Ref. RB	5.00%	07/01/2036	840	879,973

Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,256,193

Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,611,968

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,040	922,634

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,115	1,936,044

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,754,182

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,180,911

Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	13,340,813

Series 2006 A, RB(c)(d)	0.00%	06/01/2060	200,000	11,527,460

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	304,332

Series 2019, RB(a)	4.00%	06/01/2025	910	907,218

Series 2019, RB(a)	4.00%	06/01/2026	950	949,245

Series 2019, RB(a)	4.00%	06/01/2027	985	985,261

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A,Ref. RB	5.25%	12/01/2052	20,375	20,704,991

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(d)(g)	5.50%	07/01/2044	5,495	4,790,884

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,644,791

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(d)	6.80%	12/01/2044	9,530	9,575,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	$1,700	$1,713,322

Series 2014, RB	5.00%	07/01/2034	1,500	1,507,631

Series 2014, RB	5.00%	07/01/2039	1,250	1,250,211

Series 2014, RB	5.00%	07/01/2044	1,000	985,576

Series 2017, Ref. RB	5.00%	07/01/2029	475	488,017

Series 2017, Ref. RB	5.00%	07/01/2030	425	436,406

Series 2017, Ref. RB	5.00%	07/01/2031	390	400,127

Series 2017, Ref. RB	5.00%	07/01/2032	700	717,095

Series 2017, Ref. RB	5.00%	07/01/2035	730	742,070

Series 2017, Ref. RB	5.00%	07/01/2036	570	576,579

Series 2017, Ref. RB	5.00%	07/01/2038	650	652,083

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	62,200	64,363,832

Series 2017 A, Ref. RB	4.00%	02/15/2044	26,535	24,745,626

Series 2017 A, Ref. RB	5.00%	02/15/2045	50,630	52,200,841

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	13,445	12,477,933

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,432,811

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	774,988

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	3,683,888

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	371,343

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	900	901,243

Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2023	505	505,426

Series 2014, GO Bonds	5.00%	10/15/2024	530	534,868

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	12,458,212

Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	14,669,410

Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,586,842

Series 2016 B, Ref. RB	5.00%	09/01/2041	12,335	12,731,015

Series 2017, RB	5.00%	09/01/2029	750	802,698

Series 2017, RB	5.00%	09/01/2037	3,405	3,575,886

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	14,595,326

Series 2017, RB	5.00%	09/01/2047	12,925	13,331,138

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	25,822,700

Series 2018, RB	5.00%	09/01/2036	2,000	2,142,977

Series 2018, RB	5.00%	09/01/2037	7,000	7,438,315

Series 2018, RB	5.00%	09/01/2038	5,000	5,283,114

Series 2018, RB	5.00%	09/01/2039	4,000	4,208,834

Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,164,582

Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,613,403

Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	7,000	7,482,560

Series 2023 E, RB	5.00%	09/01/2053	13,250	14,095,924

Metropolitan Transportation Authority;
Series 2012 A-1, RB	5.00%	11/15/2040	225	224,989

Series 2013 A, RB	5.00%	11/15/2043	840	836,416

Series 2013 B, RB	5.00%	11/15/2043	570	567,568

Series 2013 C, RB	5.00%	11/15/2038	4,000	4,000,013

Series 2014 A-1, RB	5.00%	11/15/2044	385	382,972

Series 2014 B, RB	5.25%	11/15/2039	5,135	5,156,984

Series 2015 A-2, RB(f)	5.00%	05/15/2030	18,000	19,120,540

Series 2015 B, RB	5.25%	11/15/2055	9,000	9,032,965

Series 2016 C-1, RB	5.00%	11/15/2056	16,170	16,075,287

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,004,241

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,417,758

Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	5,943,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	$6,540	$6,716,598

Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,499,079

Series 2022 A, RB	4.00%	11/15/2051	7,365	6,929,293

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,030,714

Series 2017 B-1, RB	5.25%	11/15/2057	15,505	16,209,899

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	19,233,828

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	26,222,189

Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	1,591,407

Series 2019 B, RB (INS - BAM)(b)	5.00%	11/15/2052	7,900	8,110,097

Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	531,060

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,433,111

Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,596,828

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	382,759

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	894,924

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,065

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,000,036

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,747,499

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,060	1,656,177

Series 2015, RB	5.00%	05/01/2030	1,000	1,024,640

Series 2015, RB	5.00%	05/01/2031	1,500	1,536,474

Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(d)	5.88%	07/01/2052	1,000	949,439

Series 2022, RB(d)	6.00%	07/01/2057	1,000	948,774

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	6,325	5,522,710

Series 2019, Ref. RB	5.00%	01/01/2050	2,000	1,611,177

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	535	535,664

Series 2011, RB	6.00%	06/01/2034	1,495	1,497,616

Series 2014 A, RB	5.00%	06/01/2029	500	504,721

Series 2014 A, RB	5.50%	06/01/2034	960	972,829

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,522,062

Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	185,378

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,537,853

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,828,140

Series 2020 A, RB	4.00%	07/01/2050	28,550	26,425,269

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(d)	0.00%	06/01/2061	400,000	18,251,960

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,815,737

Series 2016 A, RB	5.00%	11/15/2056	78,745	78,754,103

Nassau (County of), NY;
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,506,055

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	22,435	23,302,312

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	8,510	9,007,128

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	11,600	12,169,927

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	5,000	5,278,389

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $627,327)(g)	5.00%	01/01/2058	546	163,359

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(d)(g)(h)	9.00%	01/01/2041	270	256,500

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	302,126

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,183,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	$826	$815,867

Series 2006 A-3, RB	5.00%	06/01/2035	750	690,350

Series 2006 A-3, RB	5.13%	06/01/2046	615	559,267

Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	19,606,032

Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	34,112,234

Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,008,924

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,464,476

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,257,530

New York & New Jersey (States of) Port Authority;One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	7,016,215

Series 2012, RB	4.00%	01/15/2042	720	705,289

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,169,622

Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,698,998

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,185,804

Series 2019, RB	4.00%	11/01/2041	600	592,443

Series 2019, RB(a)	4.00%	11/01/2047	25,350	23,419,486

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,666,431

Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,597,436

Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,061,427

Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	12,475	12,937,086

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,511,651

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	22,990	24,866,573

Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,092,425

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,088,912

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,224,299

New York (City of) NY Transitional Finance Authority; Subseries 2020 C-1, RB(i)	4.00%	05/01/2046	23,000	22,004,378

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,104

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,016

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,340

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,534

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,007

Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	25,962,877

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	622,861

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,533,983

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	21,000	19,814,140

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,062,022

Series 2022, GO Bonds(i)(j)	4.00%	03/01/2047	18,000	17,136,770

Series 2022, GO Bonds (INS - BAM)(b)(i)(j)	4.00%	03/01/2050	28,830	27,375,800

Series 2022, GO Bonds(i)(j)	4.00%	08/01/2050	10,000	9,430,312

Series 2024 A, GO Bonds	5.00%	08/01/2051	14,350	15,193,731

Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,151,957

Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10,000	10,381,784

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	1,957,175

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	914,789

Subseries 2021 F-1, GO Bonds(i)	5.00%	03/01/2050	10,000	10,475,681

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	11,000	11,926,398

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,757,835

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,283,949

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,136,712

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,499,474

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,278,421

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,799,650

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	695	606,271

Series 1998, RB	6.38%	11/01/2028	1,735	1,511,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	$525	$481,820

Series 2005 E-2, RB	6.13%	11/01/2035	2,455	1,806,444

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	3,245	3,078,191

New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999,RB	6.25%	03/15/2024	3,580	3,509,915

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,345	6,370,790

New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,192,170

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,028,326

Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	539,518

Series 2018 DD-1, RB	5.00%	06/15/2048	20,000	20,674,814

Series 2019 CC-1, RB	4.00%	06/15/2040	2,305	2,279,423

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,283,129

Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,229,737

Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,466,397

Series 2020, Ref. RB	5.00%	06/15/2050	8,500	8,910,354

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,434,263

Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	11,792,829

Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	23,983,250

Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,779,126

Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,537,251

Subseries 2023 AA-1, RB(i)	5.25%	06/15/2052	15,000	16,213,788

New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	650	675,562

Series 2018 S-1, RB	5.00%	07/15/2043	7,000	7,288,734

Series 2018 S-1, RB	5.00%	07/15/2045	27,000	28,028,986

Series 2018 S-3, RB	5.00%	07/15/2043	885	921,108

Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,078,794

Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,697,089

Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,148,058

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,444,119

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,585,194

Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,398,781

Series 2020, RB	4.00%	05/01/2045	2,000	1,922,802

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,718,345

Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,301,212

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,669,005

Series 2022 F-1, RB	5.00%	02/01/2047	24,500	25,880,073

Series 2022, RB	5.00%	02/01/2047	9,955	10,515,760

Series 2023 A-1, RB	5.00%	05/01/2053	30,000	31,715,463

Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,602,746

Series 2023, RB	5.00%	05/01/2048	10,000	10,646,974

Subseries 2014 B-1, RB	5.00%	11/01/2040	9,000	9,047,893

Subseries 2022 F-1, RB(i)	5.00%	02/01/2047	24,575	25,959,297

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,006,528

New York (City of), NY Trust for Cultural Resources (Carnegie Hall); Series 2019, Ref. RB	5.00%	12/01/2034	300	330,681

New York (City of), NY Trust for Cultural Resources (Juilliard School (The)); Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,170,611

New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	197,705

Series 2021 A, RB	4.00%	01/01/2039	275	268,914

Series 2021 A, RB	4.00%	01/01/2040	350	338,448

Series 2021 A, RB	4.00%	01/01/2041	220	211,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	$115	$115,166

Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	410	407,031

Series 2015 B, RB(e)(f)	5.00%	02/15/2025	5	5,120

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	625,748

Series 2016 A, Ref. RB	5.00%	07/01/2036	275	283,887

Series 2018 A, RB	5.00%	07/01/2048	5,890	6,143,092

Series 2019 A, RB	4.00%	07/01/2045	15,280	14,634,079

Series 2019 D, RB(i)	4.00%	02/15/2049	20,000	18,818,062

Series 2020 A, RB(i)	4.00%	03/15/2046	30,485	29,002,350

Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	4,734,267

Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,839,239

Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	24,897,280

Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,411,332

Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,217,580

Series 2022, RB(i)(j)	4.00%	03/15/2049	46,305	43,554,988

Series 2022, RB(i)	4.00%	07/01/2049	22,500	21,138,039

Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,578,579

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(d)	5.35%	12/01/2035	10,325	7,878,570

Series 2015 B-1, Ref. RB(d)	6.18%	12/01/2031	3,855	3,380,147

New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	642,046

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	623,008

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,145,403

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,183,978

New York (State of) Dormitory Authority (Bidding Group 3);
Series 2017 B, Ref. RB(e)(f)	5.00%	08/15/2027	10	10,741

Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	6,268,398

New York (State of) Dormitory Authority (Bidding Group 4);
Series 2018 A, RB	5.00%	03/15/2044	12,830	13,344,102

Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,928,676

New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,518,362

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	653,320

Series 2012 B, RB	5.00%	07/01/2032	240	209,062

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	523,964

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program);
Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	19,179

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	766,040

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	854,994

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	641,550

New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	128,938

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,434,742

New York (State of) Dormitory Authority (Educational Housing Services – CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	25,836

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	958,790

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	202,449

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,225,230

Series 2017, Ref. RB	5.00%	07/01/2030	650	683,959

Series 2020, RB	4.00%	07/01/2046	1,555	1,441,357

Series 2020, RB	4.00%	07/01/2050	41,360	37,647,634

Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	7,618,477

New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,614,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$150	$152,310

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,818,705

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,170,147

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	501,796

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,245,162

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,615,404

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,066,160

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,845,195

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,918,573

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	42,043,061

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,014

New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(e)(f)	5.00%	07/01/2025	145	149,315

Series 2015 A, Ref. RB	5.00%	07/01/2040	1,955	1,973,847

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,604,935

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,605,164

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,561,140

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,692,983

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,949,929

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,529,814

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,393,475

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	7,766,872

New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,196,514

Series 2019 A, RB	5.00%	07/01/2049	8,600	9,030,060

Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,223,324

Series 2021 A, Ref. RB	4.00%	07/01/2046	6,000	5,740,914

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,545,626

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,500,393

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2045	425	389,951

Series 2017, Ref. RB(d)	5.00%	12/01/2029	3,200	3,189,703

Series 2017, Ref. RB(d)	5.00%	12/01/2030	1,900	1,893,690

Series 2017, Ref. RB(d)	5.00%	12/01/2032	1,200	1,195,216

Series 2017, Ref. RB(d)	5.00%	12/01/2033	1,700	1,690,471

Series 2017, Ref. RB(d)	5.00%	12/01/2035	1,300	1,272,920

Series 2017, Ref. RB(d)	5.00%	12/01/2036	2,100	2,049,547

Series 2017, Ref. RB(d)	5.00%	12/01/2037	800	768,697

New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/2029	980	980,533

New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	507,461

Series 2016, Ref. RB	5.00%	07/01/2046	500	504,171

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,288,139

Series 2020 A, Ref. RB	5.00%	07/01/2053	3,500	3,706,893

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,186,141

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	408,630

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	201,784

Series 2021, RB	5.00%	07/01/2051	750	734,984

New York (State of) Dormitory Authority (Sustainability Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,235,085

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(d)	5.50%	12/01/2047	16,140	10,916,434

Series 2017 A-2, RB(d)	5.38%	09/01/2050	25,010	18,266,909

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(d)(g)	5.38%	10/01/2042	7,540	5,605,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	$2,000	$1,951,657

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,416,870

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,878,125

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,540,241

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,750,816

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,086,057

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	22,118,837

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	105	105,060

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	2,974,011

Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,697,200

Series 2023 B-1, RB	4.95%	11/01/2058	4,000	3,999,486

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,760

New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,010,428

Series 2023 252, RB	4.55%	10/01/2048	1,725	1,679,313

Series 2023 252, RB	4.65%	10/01/2053	1,625	1,561,276

New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	36,363,632

Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,547,035

Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,741,572

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	9,124,651

New York (State of) Thruway Authority;
Series 2022 C, RB(i)	5.00%	03/15/2054	38,340	40,328,864

Series 2014 J, RB	5.00%	01/01/2034	1,620	1,626,880

Series 2016 A, RB	5.00%	01/01/2051	27,580	27,988,369

Series 2019 B, RB	4.00%	01/01/2045	21,185	19,758,459

Series 2019 B, RB	4.00%	01/01/2050	13,815	12,651,806

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	42,599,110

Series 2020 N, RB	5.00%	01/01/2040	11,555	12,282,048

Series 2020 N, RB	4.00%	01/01/2044	11,465	10,974,530

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,950,566

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	8,750	9,197,215

New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,443,037

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,856,726

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	13,816,630

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	17,197,263

New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2043	15,000	14,434,717

Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,592,611

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,776,608

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,762,304

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,573,352

Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,397,117

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	902,940

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,715,320

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	22,140	22,221,515

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,550,225

Series 2015, Ref. RB	5.00%	11/15/2045	8,190	8,262,951

Series 2016 A, RB	5.00%	11/15/2041	4,220	4,317,373

Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,058,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	$1,180	$1,180,571

Series 2000 A, RB	6.63%	06/01/2042	19,215	19,220,576

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	335	340,956

Series 2001, RB	5.75%	06/01/2043	8,715	8,870,345

New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,688,758

Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	12,619,302

Series 2010 A, RB(d)	6.25%	06/01/2041	23,900	23,900,182

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,387,027

Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	933,616

Series 2005 S-3, RB(c)	0.00%	06/01/2055	219,195	16,389,495

Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	715,900	29,414,183

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,054,617

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,290	2,317,387

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,095,594

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	12,690,984

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,522,401

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,019,837

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	876,572

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	1,505	1,440,419

Series 2014, Class 3, Ref. RB(d)	7.25%	11/15/2044	415	418,748

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.00%	09/15/2043	10,000	7,913,214

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,485,687

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	76,200	85,418,885

Series 2007, RB	5.50%	10/01/2037	11,445	12,814,633

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,481,628

Series 2021 A, Ref. RB	2.88%	11/15/2046	21,990	15,999,376

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,648,252

New York State Dormitory Authority; Series 2023, RB(i)	4.00%	02/15/2047	13,575	12,853,535

New York State Environmental Facilities Corp.; Series 2017, RB	5.00%	06/15/2047	24,900	25,854,514

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(i)	5.00%	09/15/2047	20,000	21,366,456

Series 2022 B, RB(i)	5.25%	09/15/2052	18,000	19,537,852

New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(d)(f)	5.13%	09/03/2030	2,700	2,702,617

New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,048,168

Series 2022, Ref. RB	4.00%	06/15/2047	3,890	3,727,035

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(e)	5.50%	04/15/2035	615	735,629

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,548,016

Series 2020 A, RB	4.00%	03/15/2049	36,685	34,613,959

Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,350,661

Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,139,903

Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,104,882

Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,050,785

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	13,585,829

New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2045	8,625	8,274,966

Series 2021, Ref. RB	4.00%	03/15/2046	28,000	26,793,584

Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,535,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	$7,965	$7,759,484

Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,304,224

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	4,200	4,209,276

Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,165	26,230,174

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,395	3,242,240

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,838,486

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,759,532

Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,107,693

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	6,255	6,114,955

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	8,845	8,547,054

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,322,438

Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,251,506

Series 2016 A, RB(a)	5.00%	07/01/2046	16,000	15,949,267

Series 2016 A, RB(a)	5.25%	01/01/2050	37,970	37,969,590

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	7,803,018

Series 2016, RB (INS - AGM)(a)(b)	5.00%	07/01/2046	4,990	4,993,510

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	579,139

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,066,313

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,267,518

Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,732,016

Series 2020 C, Ref. RB	5.00%	12/01/2036	1,610	1,705,736

Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,630,808

Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,137,249

Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,143,509

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,096,132

Series 2022, RB(a)	5.00%	12/01/2041	19,000	19,524,765

Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,114,811

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	4,716,477

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(d)	4.75%	11/01/2042	790	690,619

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	727,870

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	812,398

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	772,396

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	734,346

Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,653,176

Series 2014, Ref. RB	5.25%	05/15/2040	275	275,071

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	860	806,530

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,208,210

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,179,840

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	9,923,018

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	102,004

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,089,361

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,210,439

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,266,905

Series 2019, Ref. RB	5.00%	07/01/2032	775	806,337

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,391,449

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,459,123

Series 2019, Ref. RB	4.00%	07/01/2039	760	678,308

Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,982,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	$1,300	$1,323,363

Series 2017, Ref. RB	5.00%	05/01/2034	840	853,113

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,164,089

Series 2017, Ref. RB	5.00%	05/01/2040	650	655,354

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	1,055	1,038,313

Series 2019, Ref. RB	5.00%	12/01/2045	18,650	19,793,868

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,251,862

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	450	446,761

Series 2021, RB	5.00%	07/01/2051	600	586,250

Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(b)	5.38%	12/01/2026	1,025	1,026,138

Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(b)	5.38%	12/01/2026	2,880	2,883,666

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	3,955	3,116,577

Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,280,944

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,329,224

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,940,816

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,715,515

Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,220,158

Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	10,834,408

Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	4,937,718

Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	9,715,849

Port Authority of New York & New Jersey; Series 2023, RB(a)(i)	4.00%	07/15/2060	33,975	29,827,923

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co.LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,240	2,244,751

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,523,918

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(k)	5.38%	12/01/2036	2,500	2,503,724

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,302,136

Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,500,364

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	730,619

Series 2005 A, RB(c)(d)	0.00%	08/15/2045	3,800	1,066,401

Series 2005 C, RB(c)(d)	0.00%	08/15/2060	25,000	1,575,075

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,638,549

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,816,419

Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	11,002,423

Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,074,729

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	156,663

Series 2021 A, Ref. RB	5.00%	09/01/2037	150	153,803

Series 2021 A, Ref. RB	5.00%	09/01/2038	150	153,017

Series 2021 A, Ref. RB	5.00%	09/01/2040	150	151,796

Series 2021, Ref. RB	5.00%	09/01/2035	270	281,994

Series 2021, Ref. RB	5.00%	09/01/2036	105	108,642

Series 2021, Ref. RB	5.00%	09/01/2036	300	310,405

Series 2021, Ref. RB	5.00%	09/01/2037	300	307,605

Series 2021, Ref. RB	5.00%	09/01/2038	225	229,526

Series 2021, Ref. RB	5.00%	09/01/2039	670	680,580

Series 2021, Ref. RB	5.00%	09/01/2039	235	238,711

Series 2021, Ref. RB	5.00%	09/01/2040	250	252,993

Series 2021, Ref. RB	5.00%	09/01/2041	330	332,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2021, Ref. RB	5.00%	09/01/2041	$300	$302,588

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	557,450

Series 2022, Ref. RB	5.25%	07/01/2041	440	474,697

Series 2022, Ref. RB	5.25%	07/01/2042	425	458,247

Series 2022, Ref. RB	5.25%	07/01/2047	1,820	1,942,515

Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,647,150

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	200	185,166

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,910	3,388,571

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	418,037

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(d)	6.75%	06/01/2027	290	261,212

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,875	1,797,538

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(d)	5.35%	11/01/2049	40,865	36,407,932

Series 2016 B-2, RB(d)	5.35%	11/01/2049	5,830	5,194,133

Series 2016 C-2, RB(d)	5.35%	11/01/2049	5,760	5,131,768

Series 2016 D-2, RB(d)	5.35%	11/01/2049	3,780	3,367,723

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(h)	5.00%	07/01/2032	3,125	1,093,750

Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,967,377

Series 2017 A, RB	5.00%	11/15/2038	1,515	1,577,295

Series 2017 A, RB	5.00%	11/15/2047	17,095	17,547,335

Series 2018 A, RB	5.00%	11/15/2045	10,000	10,408,120

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	47,685	50,150,582

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	28,671,267

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2,RB	5.50%	05/15/2052	5,350	5,906,705

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	12,880,423

Series 2019 A, RB	5.00%	11/15/2049	17,800	18,434,323

Series 2019 C, RB	4.00%	11/15/2041	1,500	1,469,273

Series 2019 C, RB(i)	4.00%	11/15/2043	21,500	20,765,846

Series 2020 A, RB	5.00%	11/15/2054	4,850	5,060,806

Series 2021 A, RB	5.00%	11/15/2051	27,570	28,903,139

Series 2021 A, RB	5.00%	11/15/2056	16,570	17,310,535

Series 2022, RB(i)	5.25%	05/15/2057	20,000	21,475,682

Series 2022, RB(i)	5.25%	05/15/2062	30,000	32,095,743

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,225,578

Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2023, RB(i)	4.25%	05/15/2058	10,000	9,612,789

Series 2023, RB(i)	4.50%	05/15/2063	40,000	39,339,968

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	10,188,463

Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	13,042,816

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,376,155

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,065,662

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	690	546,790

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(d)	7.00%	06/01/2046	470	403,097

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,063	3,782,712

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,831,375

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	5,821,005

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,204,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	$500	$505,771

Series 2022, Ref. RB	5.00%	01/01/2037	525	521,434

Series 2022, Ref. RB	5.00%	01/01/2041	520	504,715

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,400,457

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,324,144

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(d)	4.50%	07/01/2056	8,200	5,718,572

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,131,995

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,153,208

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(d)	5.00%	06/01/2030	1,500	1,367,161

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	28,366,372

Westchester County Local Development Corp.(Purchase Senior Learning Community Inc); Series 2021, Ref. RB(d)	5.00%	07/01/2056	5,000	3,865,919

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,450,646

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,305,625

Western Nassau County Water Authority (Green Bonds); Series 2021 A, RB	3.00%	04/01/2039	1,000	813,131

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(d)	4.13%	12/01/2041	6,390	4,748,399

Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2040	1,680	1,823,221

Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2042	1,105	1,183,109

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	391,768

Series 2019 A, RB	5.00%	10/15/2049	640	563,722

Series 2019 A, RB	5.00%	10/15/2054	465	402,120

				4,410,823,236

Puerto Rico–8.56%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	2,125	2,135,669

Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	44,084,014

Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	31,612,653

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	11,810	310,013

PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	714	555,181

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	434	418,059

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	2,086,319

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,019,674

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,062,598

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,056,494

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,034,813

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,190,103

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,198,052

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,846,781

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,413,391

Subseries 2022, RN(c)	0.00%	11/01/2043	14,117	7,287,982

Subseries 2022, RN(c)	0.00%	11/01/2051	62,448	25,993,840

Subseries 2022, RN(c)	0.00%	11/01/2051	26,532	13,730,590

Subseries 2022, RN(c)	0.00%	11/01/2051	361	347,629

Subseries 2022, RN(c)	0.00%	11/01/2051	7,378	1,162,028

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	4,361	4,419,498

Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	1,000	1,012,351

Series 2022 A, Ref. RB(d)	5.00%	07/01/2037	2,500	2,494,882

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	510,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	$6,067	$5,983,268

Series 2022 B, RB(c)	0.00%	07/01/2032	3,942	2,538,000

Series 2022 C, RB(l)	5.00%	07/01/2053	6,744	4,274,037

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $698,491)(a)(g)(h)	6.63%	06/01/2026	700	490,000

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	650	650,728

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,390

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	4,785	4,681,548

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,218,934

Series 2018 A-1, RB(c)	0.00%	07/01/2046	28,000	7,798,790

Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	10,507,992

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,525,665

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	36,347,508

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,193,690

Series 2019 A-2, RB	4.54%	07/01/2053	976	883,327

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,242,315

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,244,132

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,017,089

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,472,598

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,494,719

Series 2006 Q, RB	5.00%	06/01/2036	67,190	63,782,540

				380,529,961

Northern Mariana Islands–0.16%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	4,375	3,953,016

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	3,415	3,272,806

				7,225,822

Guam–0.13%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	733,660

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,480,841

Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,736,678

Series 2014 A, Ref. RB	5.00%	07/01/2029	325	326,866

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	285	285,036

				5,563,081

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	631,564

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(d)	5.00%	09/01/2033	1,500	1,518,982

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(d)	5.00%	09/01/2030	770	777,710

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,405	2,405,960

				5,334,216

TOTAL INVESTMENTS IN SECURITIES(m)-108.20% (Cost $5,087,735,453)				4,809,476,316

FLOATING RATE NOTE OBLIGATIONS–(8.23)%
Notes with interest and fee rates ranging from 4.58% to 4.65% at 08/31/2023 and contractual maturities of collateral ranging from 11/15/2043 to 05/15/2063 (See Note 1J)(n)				(365,665,000)

BORROWINGS-(1.39)%				(61,600,000)

OTHER ASSETS LESS LIABILITIES-1.42%				62,718,722

NET ASSETS-100.00%				$4,444,930,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® New York Municipals Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $287,231,489, which represented 6.46% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Restricted security. The aggregate value of these securities at August 31, 2023 was $11,306,674, which represented less than 1% of the Fund’s Net Assets.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $1,840,250, which represented less than 1% of the Fund’s Net Assets.

(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $72,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Fund’s investments with a value of $524,677,755 are held by TOB Trusts and serve as collateral for the $365,665,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2023

Revenue Bonds	93.64%

General Obligation Bonds	6.28

Pre-Refunded Bonds	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities

August 31, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $5,087,735,453)	$4,809,476,316

Receivable for:
Investments sold	52,347,240

Fund shares sold	1,108,640

Interest	52,869,601

Investments matured, at value (Cost $3,545,000)	998,712

Investment for trustee deferred compensation and retirement plans	508,792

Other assets	962,652

Total assets	4,918,271,953

Liabilities:
Floating rate note obligations	365,665,000

Payable for:
Borrowings	61,600,000

Investments purchased	32,321,102

Dividends	6,473,021

Fund shares reacquired	2,942,966

Amount due custodian	1,490,349

Accrued fees to affiliates	1,643,656

Accrued interest expense	312,532

Accrued trustees’ and officers’ fees and benefits	2,995

Accrued other operating expenses	55,098

Trustee deferred compensation and retirement plans	835,196

Total liabilities	473,341,915

Net assets applicable to shares outstanding	$4,444,930,038

Net assets consist of:
Shares of beneficial interest	$5,847,622,385

Distributable earnings (loss)	(1,402,692,347)

$4,444,930,038

Net Assets:
Class A	$3,510,730,614

Class C	$193,351,311

Class Y	$738,378,124

Class R6	$2,469,989

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	237,583,901

Class C	13,121,590

Class Y	49,951,570

Class R6	167,047

Class A:
Net asset value per share	$14.78

Maximum offering price per share (Net asset value of $14.78 ÷ 95.75%)	$15.44

Class C:
Net asset value and offering price per share	$14.74

Class Y:
Net asset value and offering price per share	$14.78

Class R6:
Net asset value and offering price per share	$14.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® New York Municipals Fund

Statement of Operations

For the six months ended August 31, 2023

(Unaudited)

Investment income:

Interest	$109,451,376

Expenses:
Advisory fees	10,119,641

Administrative services fees	322,507

Custodian fees	12,895

Distribution fees:
Class A	4,424,136

Class C	1,016,499

Interest, facilities and maintenance fees	9,699,623

Transfer agent fees – A, C and Y	1,311,110

Transfer agent fees – R6	154

Trustees’ and officers’ fees and benefits	30,552

Registration and filing fees	47,371

Reports to shareholders	54,195

Professional services fees	132,874

Other	34,569

Total expenses	27,206,126

Net investment income	82,245,250

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(50,665,749)

Change in net unrealized appreciation of unaffiliated investment securities	65,586,346

Net realized and unrealized gain	14,920,597

Net increase in net assets resulting from operations	$97,165,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2023 and the year ended February 28, 2023

(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$82,245,250	$161,577,399

Net realized gain (loss)	(50,665,749)	(367,128,343)

Change in net unrealized appreciation (depreciation)	65,586,346	(334,761,886)

Net increase (decrease) in net assets resulting from operations	97,165,847	(540,312,830)

Distributions to shareholders from distributable earnings:
Class A	(70,030,160)	(134,497,768)

Class C	(3,180,840)	(6,588,627)

Class Y	(15,016,523)	(26,860,800)

Class R6	(44,786)	(54,558)

Total distributions from distributable earnings	(88,272,309)	(168,001,753)

Share transactions–net:
Class A	(75,610,755)	(294,864,626)

Class C	(16,292,726)	(54,481,172)

Class Y	37,111,345	2,287,710

Class R6	1,470,998	(700,812)

Net increase (decrease) in net assets resulting from share transactions	(53,321,138)	(347,758,900)

Net increase (decrease) in net assets	(44,427,600)	(1,056,073,483)

Net assets:
Beginning of period	4,489,357,638	5,545,431,121

End of period	$4,444,930,038	$4,489,357,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® New York Municipals Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/23	$14.75	$0.27	$0.05	$0.32	$(0.29)	$14.78	2.17	%(d)	$3,510,731	1.20	%(d)(e)	1.20	%(d)(e)	0.77	%(d)(e)	3.60	%(d)(e)	12%
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76	)(d)	3,578,634	1.14	(d)	1.14	(d)	0.78	(d)	3.41	(d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45	(d)	4,442,658	0.85	(d)	0.85	(d)	0.78	(d)	2.43	(d)	17
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65	(d)	4,495,785	0.92	(d)	0.92	(d)	0.80	(d)	3.04	(d)	24
Two months ended 02/29/20	16.78	0.08	0.79	0.87	(0.10)	17.55	5.18		4,625,668	0.79	(e)	0.92	(e)	0.79	(e)	2.92	(e)	2
Year ended 12/31/19	15.35	0.62	1.35	1.97	(0.54)	16.78	12.97		4,407,000	0.80		1.06		0.80		3.78		25
Year ended 12/31/18	14.59	0.55	0.73	1.28	(0.52)	15.35	8.88		3,807,000	0.87		1.21		0.87		3.64		26
Class C
Six months ended 08/31/23	14.71	0.21	0.05	0.26	(0.23)	14.74	1.79		193,351	1.96	(e)	1.96	(e)	1.53	(e)	2.84	(e)	12
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40	)(f)	209,043	1.89	(f)	1.89	(f)	1.53	(f)	2.66	(f)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63		301,046	1.61		1.61		1.54		1.67		17
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01	)(f)	336,381	1.63	(f)	1.63	(f)	1.51	(f)	2.33	(f)	24
Two months ended 02/29/20	16.73	0.06	0.79	0.85	(0.08)	17.50	5.07		489,818	1.54	(e)	1.67	(e)	1.54	(e)	2.16	(e)	2
Year ended 12/31/19	15.31	0.49	1.35	1.84	(0.42)	16.73	12.10		472,000	1.56		1.82		1.56		3.02		25
Year ended 12/31/18	14.55	0.44	0.73	1.17	(0.41)	15.31	8.09		705,000	1.62		1.96		1.62		2.88		26
Class Y
Six months ended 08/31/23	14.75	0.29	0.05	0.34	(0.31)	14.78	2.29		738,378	0.96	(e)	0.96	(e)	0.53	(e)	3.84	(e)	12
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)		700,660	0.90		0.90		0.54		3.65		50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70		799,750	0.61		0.61		0.54		2.67		17
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99		687,608	0.68		0.68		0.56		3.28		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		658,644	0.54	(e)	0.67	(e)	0.54	(e)	3.16	(e)	2
Year ended 12/31/19	15.35	0.66	1.35	2.01	(0.58)	16.78	13.25		610,000	0.56		0.82		0.56		4.02		25
Year ended 12/31/18	14.60	0.59	0.72	1.31	(0.56)	15.35	9.07		421,000	0.62		0.96		0.62		3.88		26
Class R6
Six months ended 08/31/23	14.76	0.29	0.05	0.34	(0.31)	14.79	2.31		2,470	0.91	(e)	0.91	(e)	0.48	(e)	3.89	(e)	12
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)		1,020	0.85		0.85		0.48		3.70		50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82		1,978	0.56		0.56		0.49		2.72		17
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00		1,923	0.59		0.59		0.47		3.37		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		5,181	0.51	(e)	0.64	(e)	0.51	(e)	3.20	(e)	2
Period ended 12/31/19(g)	16.44	0.40	0.29	0.69	(0.35)	16.78	4.20		5,000	0.54	(e)	0.80	(e)	0.54	(e)	4.07	(e)	25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2023 and the years ended February 28, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.95% for the years ended February 28, 2023 and 2021, respectively.

(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® New York Municipals Fund

Notes to Financial Statements

August 31, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

26	Invesco Rochester® New York Municipals Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

27	Invesco Rochester® New York Municipals Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.480%

Next $4.5 billion	0.455%

Next $3 billion	0.450%

Next $6 billion	0.440%

Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2023, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to July 1, 2023, the same boundary limits were in effect with an expiration date of June 30, 2023. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

28	Invesco Rochester® New York Municipals Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $47,749 in front-end sales commissions from the sale of Class A shares and $3,115 and $2,213 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,809,476,316	$–	$4,809,476,316

Other Investments - Assets

Investments Matured	–	998,712	–	998,712

Total Investments	$–	$4,810,475,028	$–	$4,810,475,028

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $24,298,370 with an average interest rate of 5.23%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

29	Invesco Rochester® New York Municipals Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $363,302,143 and 4.04%, respectively.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$275,273,588	$841,165,129	$1,116,438,717

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $579,546,288 and $613,616,125, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$43,432,048

Aggregate unrealized (depreciation) of investments	(317,098,465)

Net unrealized appreciation (depreciation) of investments	$(273,666,417)

Cost of investments for tax purposes is $5,084,141,445.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	6,060,926	$90,997,156	18,417,782	$276,297,492

Class C	741,232	11,123,011	2,176,459	32,560,812

Class Y	7,055,891	106,087,327	21,516,978	318,894,385

Class R6	112,435	1,685,015	2,434	36,001

Issued as reinvestment of dividends:
Class A	2,590,133	38,923,526	4,926,829	73,798,609

Class C	135,029	2,023,364	281,263	4,204,002

Class Y	558,879	8,398,496	992,821	14,871,383

Class R6	1,366	20,515	1,364	20,472

Automatic conversion of Class C shares to Class A shares:
Class A	904,168	13,562,666	1,970,397	29,766,370

Class C	(906,660)	(13,562,666)	(1,975,537)	(29,766,370)

30	Invesco Rochester® New York Municipals Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2023(a)		February 28, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(14,618,282)	$(219,094,103)	(44,914,827)	$(674,727,097)

Class C	(1,061,280)	(15,876,435)	(4,087,873)	(61,479,616)

Class Y	(5,155,230)	(77,374,478)	(22,211,321)	(331,478,058)

Class R6	(15,887)	(234,532)	(51,303)	(757,285)

Net increase (decrease) in share activity	(3,597,280)	$(53,321,138)	(22,954,534)	$(347,758,900)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31	Invesco Rochester® New York Municipals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Class A	$1,000.00	$1,021.70	$6.10	$1,019.10	$6.09	1.20%
Class C	1,000.00	1,017.90	9.94	1,015.28	9.93	1.96
Class Y	1,000.00	1,022.90	4.88	1,020.31	4.88	0.96
Class R6	1,000.00	1,023.10	4.63	1,020.56	4.62	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

32	Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the

33	Invesco Rochester® New York Municipals Fund

worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that certain sector allocations and overweight exposures to unrated and longer duration bonds negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule relative to peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues

34	Invesco Rochester® New York Municipals Fund

generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

35	Invesco Rochester® New York Municipals Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROM-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023